UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08764

PACE® Select Advisors Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas

New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Item 1. Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—22.19%
Federal Home Loan Bank
0.010%, due 11/21/14[1]	5,500,000	5,499,973
0.045%, due 01/02/15[1]	4,000,000	3,999,700
0.060%, due 12/12/14[1]	10,000,000	9,999,350
0.095%, due 12/24/14[1]	5,000,000	4,999,327
0.120%, due 05/15/15[1]	7,000,000	6,995,497
0.125%, due 06/02/15	3,000,000	2,999,308
Federal Home Loan Mortgage Corp.*
0.040%, due 01/28/15[1]	5,000,000	4,999,522
Federal National Mortgage Association*
0.500%, due 07/02/15	2,000,000	2,003,979
US Treasury Notes
0.250%, due 02/15/15	5,000,000	5,003,029
0.375%, due 11/15/15	1,000,000	1,002,295

Total US government and agency obligations (cost—$47,501,980)		47,501,980

Certificates of deposit—21.49%
Banking-non-US—12.15%
Credit Industriel et Commercial
0.120%, due 11/05/14	3,000,000	3,000,000
0.120%, due 11/06/14	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 12/08/14	3,000,000	3,000,000
Natixis
0.222%, due 11/03/14[2]	2,000,000	2,000,000
Norinchukin Bank
0.130%, due 12/01/14	3,000,000	3,000,000
Rabobank Nederland NV
0.279%, due 01/12/15[2]	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
0.100%, due 11/06/14	5,000,000	5,000,000
Swedbank AB
0.080%, due 11/05/14	5,000,000	5,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	1,000,000	1,000,000

		26,000,000

Banking-US—9.34%
BMO Harris Bank N.A.
0.230%, due 02/11/15	2,000,000	2,000,000
Branch Banking & Trust Co.
0.150%, due 11/25/14	4,000,000	4,000,000
0.150%, due 01/06/15	2,000,000	2,000,000
Citibank N.A.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-US—(concluded)
0.170%, due 11/06/14	2,000,000	2,000,000
0.180%, due 01/05/15	3,000,000	3,000,000
JPMorgan Chase Bank N.A.
0.320%, due 10/28/15	2,000,000	2,000,000
Wells Fargo Bank N.A.
0.210%, due 12/08/14	2,000,000	2,000,000
0.230%, due 04/08/15	3,000,000	3,000,000

		20,000,000

Total certificates of deposit (cost—$46,000,000)		46,000,000

Commercial paper1—44.65%
Asset backed-miscellaneous—19.66%
Albion Capital Corp.
0.200%, due 01/15/15	3,594,000	3,592,542
Antalis US Funding Corp.
0.160%, due 11/12/14	5,000,000	4,999,800
CAFCO LLC
0.180%, due 12/18/14	3,000,000	2,999,325
Cancara Asset Securitisation LLC
0.130%, due 12/01/14	3,000,000	2,999,697
Gotham Funding Corp.
0.140%, due 11/13/14	2,000,000	1,999,922
Manhattan Asset Funding Co. LLC
0.140%, due 11/07/14	3,500,000	3,499,946
Nieuw Amsterdam Receivables Corp.
0.110%, due 11/12/14	2,000,000	1,999,945
Old Line Funding LLC
0.190%, due 12/16/14	2,000,000	1,999,546
Regency Markets No. 1 LLC
0.140%, due 11/17/14	5,000,000	4,999,728
0.140%, due 11/19/14	1,000,000	999,938
Salisbury Receivables Co. LLC
0.120%, due 11/18/14	2,000,000	1,999,900
Victory Receivables Corp.
0.140%, due 11/06/14	2,000,000	1,999,977
0.140%, due 11/21/14	3,000,000	2,999,790
Working Capital Management Co.
0.150%, due 11/04/14	3,000,000	2,999,987

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
0.150%, due 11/18/14	2,000,000	1,999,875

		42,089,918

Banking-non-US—7.71%
ASB Finance Ltd.
0.243%, due 11/24/14[2]	1,000,000	1,000,000
BNZ International Funding Ltd.
0.100%, due 11/03/14	1,500,000	1,500,000
Caisse Centrale Desjardins
0.120%, due 11/03/14	2,000,000	2,000,000
0.110%, due 11/13/14	5,000,000	4,999,847
Natixis
0.050%, due 11/03/14	5,000,000	5,000,000
Nordea Bank AB
0.220%, due 04/14/15	2,000,000	1,998,020

		16,497,867

Banking-US—2.80%
National Australia Funding Delaware, Inc.
0.040%, due 11/03/14	6,000,000	6,000,000

Energy-integrated—3.27%
CNPC Finance HK Ltd.
0.250%, due 11/04/14	4,000,000	3,999,972
0.350%, due 11/17/14	1,000,000	999,864
0.360%, due 11/17/14	2,000,000	1,999,720

		6,999,556

Finance-captive automotive—2.80%
Toyota Motor Credit Corp.
0.130%, due 11/25/14	5,000,000	4,999,603
0.210%, due 04/27/15	1,000,000	998,979

		5,998,582

Finance-non-captive diversified—1.87%
General Electric Capital Corp.
0.210%, due 01/05/15	2,000,000	1,999,265
0.200%, due 02/02/15	2,000,000	1,998,989

		3,998,254

Food—3.27%
Nestle Finance International Ltd.
0.060%, due 11/03/14	7,000,000	7,000,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Insurance-life—1.87%
MetLife Short Term Funding LLC
0.110%, due 12/16/14	4,000,000	3,999,475

Tobacco—1.40%
Philip Morris International Co.
0.110%, due 11/13/14	3,000,000	2,999,908

Total commercial paper (cost—$95,583,560)		95,583,560

Short-term corporate obligation—1.87%
Banking-non-US—1.87%
Barclays Bank PLC
0.360%, due 11/07/14[3] (cost—$4,000,000)	4,000,000	4,000,000

Repurchase agreements—9.86%
Repurchase agreement dated 10/31/14 with Barclays Capital, Inc., 0.080% due 11/03/14, collateralized by $15,300,500 US Treasury Bill, zero coupon due 01/15/15; (value—$15,300,041); proceeds: $15,000,100	15,000,000	15,000,000
Repurchase agreement dated 10/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/03/14, collateralized by $5,015,600 US Treasury Inflation Index Note, 2.125% due 01/15/19; (value—$6,120,108); proceeds: $6,000,040	6,000,000	6,000,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $126,184 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$119,454); proceeds: $117,000	117,000	117,000

Total repurchase agreements (cost—$21,117,000)		21,117,000

Total investments (cost—$214,202,540 which approximates cost for federal income tax purposes)—100.06%		214,202,540
Liabilities in excess of other assets—(0.06)%		(131,864)

Net assets (applicable to 214,070,444 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		214,070,676

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	47,501,980	—	47,501,980
Certificates of deposit	—	46,000,000	—	46,000,000
Commercial paper	—	95,583,560	—	95,583,560
Short-term corporate obligation	—	4,000,000	—	4,000,000
Repurchase agreements	—	21,117,000	—	21,117,000

Total	—	214,202,540	—	214,202,540

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	68.9
Japan	7.9
France	6.1
Canada	3.7
Switzerland	3.3
China	3.3
Sweden	3.3
United Kingdom	1.9
New Zealand	1.2
Netherlands	0.4

Total	100.0

Weighted average maturity—46 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Rates shown are the discount rates at date of purchase.
2	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Illiquid investment as of October 31, 2014.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
US government obligations—6.82%
US Treasury Notes
1.750%, due 09/30/19	11,100,000	11,173,715
2.000%, due 08/31/21	8,611,000	8,591,487
2.125%, due 09/30/21	1,500,000	1,508,438
2.375%, due 08/15/24	16,500,000	16,564,449

Total US government obligations (cost—$37,367,334)		37,838,089

Government national mortgage association certificates—30.67%
GNMA
4.000%, due 12/15/41	2,480,115	2,671,830
4.500%, due 06/15/39	460,105	502,300
4.500%, due 09/15/39	1,619,982	1,787,254
4.500%, due 11/15/39	410,710	448,376
4.500%, due 01/15/40	430,006	470,494
4.500%, due 05/15/40	182,505	199,242
4.500%, due 06/15/40	808,705	884,852
5.000%, due 12/15/34	307,118	339,128
5.000%, due 04/15/38	255,171	281,881
5.000%, due 05/15/38	11,902	13,135
5.000%, due 08/15/39	630,333	695,801
5.000%, due 09/15/39	964,751	1,069,081
5.000%, due 10/15/39	10,560	11,703
5.000%, due 12/15/39	27,743	30,744
5.000%, due 02/15/40	396,690	439,667
5.000%, due 05/15/40	714,932	795,668
5.000%, due 06/15/40	982,038	1,086,853
5.000%, due 09/15/40	13,429	14,885
5.000%, due 05/15/41	172,206	191,057
5.500%, due 08/15/35	61,180	68,836
5.500%, due 02/15/38	7,772	8,654
5.500%, due 04/15/38	673,958	750,504
5.500%, due 05/15/38	670,499	746,656
5.500%, due 06/15/38	419,354	466,987
5.500%, due 10/15/38	1,817,111	2,023,494
5.500%, due 11/15/38	97,651	108,744
5.500%, due 12/15/38	20,135	22,421
5.500%, due 03/15/39	336,733	377,122
5.500%, due 05/15/39	176,023	196,091
5.500%, due 09/15/39	874,141	973,802
5.500%, due 01/15/40	11,544	12,864
5.500%, due 03/15/40	1,166,578	1,299,847
5.500%, due 05/15/40	73,084	81,420
6.500%, due 02/15/29	1,280	1,462
6.500%, due 01/15/36	12,538	14,282
6.500%, due 03/15/36	1,966	2,250
6.500%, due 09/15/36	342,848	395,964
6.500%, due 02/15/37	18,207	20,718
6.500%, due 04/15/37	14,307	16,688
6.500%, due 01/15/38	12,257	14,047
6.500%, due 06/15/38	42,188	48,930

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
6.500%, due 07/15/38	44,411	53,302
6.500%, due 10/15/38	44,392	50,675
6.500%, due 11/15/38	13,124	15,460
7.500%, due 08/15/21	3,687	3,932
8.000%, due 02/15/23	656	733
8.250%, due 04/15/19	132,640	144,815
10.500%, due 02/15/19	18,177	18,285
10.500%, due 06/15/19	22,746	22,881
10.500%, due 07/15/19	29,359	29,532
10.500%, due 07/15/20	2,407	2,422
10.500%, due 08/15/20	22,002	22,654
11.500%, due 05/15/19	2,040	2,080
GNMA II
3.500%, due 01/20/44	954,339	999,630
5.000%, due 12/20/33	531,727	593,321
5.000%, due 01/20/34	286,843	319,850
5.000%, due 02/20/38	440,060	484,907
5.000%, due 04/20/38	483,442	532,755
5.000%, due 08/20/41	64,721	72,033
5.000%, due 12/20/42	86,656	96,474
5.000%, due 08/20/43	8,937,847	9,859,051
9.000%, due 04/20/25	13,581	15,746
9.000%, due 12/20/26	3,670	3,914
9.000%, due 01/20/27	11,217	11,615
9.000%, due 09/20/30	1,200	1,212
9.000%, due 10/20/30	3,933	4,125
9.000%, due 11/20/30	5,337	5,448
GNMA II ARM
1.625%, due 07/20/17	2,063	2,118
1.625%, due 09/20/21	92,100	94,964
1.625%, due 06/20/22	80,946	83,303
1.625%, due 01/20/23	58,378	60,462
1.625%, due 03/20/23	29,543	30,317
1.625%, due 01/20/24	80,852	84,212
1.625%, due 04/20/24	117,006	117,505
1.625%, due 02/20/25	18,165	18,912
1.625%, due 08/20/25	22,711	23,473
1.625%, due 09/20/25	29,379	30,448
1.625%, due 03/20/26	16,487	17,096
1.625%, due 04/20/26	156,370	162,235
1.625%, due 06/20/26	66,155	68,524
1.625%, due 08/20/26	32,814	33,827
1.625%, due 01/20/27	131,881	132,458
1.625%, due 04/20/27	36,318	37,684
1.625%, due 07/20/27	12,210	12,635
1.625%, due 01/20/28	14,630	15,195
1.625%, due 02/20/28	11,250	11,670
1.625%, due 04/20/30	12,372	12,856
1.625%, due 05/20/30	142,173	147,740
1.625%, due 07/20/30	73,888	76,831
2.000%, due 01/20/25	7,957	8,262
2.000%, due 05/20/25	8,505	8,840
2.000%, due 09/20/26	5,060	5,274

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
2.000%, due 01/20/27	6,389	6,611
2.000%, due 02/20/27	12,216	12,742
2.000%, due 04/20/27	4,175	4,307
2.000%, due 08/20/27	33,188	34,758
2.000%, due 04/20/30	14,003	14,564
2.000%, due 05/20/30	428,989	449,620
2.000%, due 07/20/30	23,178	24,226
2.000%, due 08/20/30	115,529	120,929
2.500%, due 04/20/18	2,537	2,550
2.500%, due 11/20/21	19,189	19,633
2.500%, due 03/20/25	28,204	29,161
2.500%, due 07/20/30	52,762	54,864
2.500%, due 08/20/30	4,338	4,359
2.500%, due 10/20/30	15,036	15,120
3.000%, due 04/20/18	3,267	3,360
3.000%, due 05/20/25	60,459	62,868
3.000%, due 06/20/25	20,982	21,797
3.500%, due 03/20/25	12,531	12,554
4.000%, due 01/20/18	49,581	51,825
4.000%, due 05/20/18	3,459	3,603
4.000%, due 06/20/19	22,977	24,070
GNMA TBA
3.500%	9,000,000	9,398,848
4.000%	9,000,000	9,622,793
4.500%	8,000,000	8,729,376
5.000%	1,000,000	1,103,594
6.000%	1,000,000	1,127,813
GNMA II TBA
2.500%	1,000,000	979,375
3.000%[2]	21,000,000	21,363,046
3.500%	40,000,000	41,799,846
4.000%	24,000,000	25,625,779
4.500%	14,000,000	15,280,783

Total government national mortgage association certificates (cost—$168,932,297)		170,254,201

Federal home loan mortgage corporation certificates*—14.74%
FHLMC
3.000%, due 04/01/43	479,659	481,043
3.000%, due 05/01/43	518,907	520,284
3.500%, due 09/01/32	949,209	995,948
4.000%, due 01/01/37	809,558	860,216
4.000%, due 07/01/43	366,272	392,145
5.000%, due 11/01/27	10,531	11,657
5.000%, due 10/01/29	477,498	527,568
5.000%, due 09/01/33	453,956	505,388
5.000%, due 01/01/34	67,222	74,497
5.000%, due 06/01/34	26,005	28,840
5.000%, due 04/01/35	60,763	67,135
5.000%, due 05/01/35	304,383	337,633
5.000%, due 07/01/35	1,863,306	2,065,892

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(continued)
5.000%, due 08/01/35	87,713	97,230
5.000%, due 10/01/35	72,470	80,352
5.000%, due 12/01/35	19,833	21,979
5.000%, due 06/01/37	124,628	137,696
5.000%, due 06/01/39	145,264	160,606
5.000%, due 08/01/39	62,966	69,671
5.000%, due 03/01/40	16,684	18,591
5.000%, due 07/01/40	134,758	148,888
5.000%, due 08/01/40	140,854	156,265
5.000%, due 09/01/40	118,415	130,832
5.000%, due 11/01/40	527,517	586,258
5.000%, due 02/01/41	1,101,759	1,221,787
5.000%, due 03/01/41	73,459	81,496
5.000%, due 04/01/41	2,494,606	2,767,468
5.000%, due 05/01/41	518,500	574,956
5.000%, due 06/01/41	145,389	161,283
5.000%, due 07/01/41	95,427	105,869
5.500%, due 06/01/28	3,739	4,176
5.500%, due 02/01/32	4,079	4,574
5.500%, due 12/01/32	5,889	6,609
5.500%, due 02/01/33	146,025	162,666
5.500%, due 05/01/33	3,088	3,468
5.500%, due 06/01/33	327,898	367,839
5.500%, due 12/01/33	134,912	152,032
5.500%, due 12/01/34	109,808	123,740
5.500%, due 06/01/35	1,953,140	2,197,628
5.500%, due 07/01/35	13,244	14,895
5.500%, due 10/01/35	554,379	621,010
5.500%, due 12/01/35	292,206	327,952
5.500%, due 06/01/36	1,098,962	1,235,828
5.500%, due 12/01/36	1,834,941	2,045,314
5.500%, due 03/01/37	222,485	247,857
5.500%, due 07/01/37	134,957	145,208
5.500%, due 10/01/37	12,236	13,661
5.500%, due 04/01/38	358,865	399,596
5.500%, due 05/01/38	55,745	62,234
5.500%, due 12/01/38	8,809	9,839
5.500%, due 01/01/39	159,046	177,488
5.500%, due 09/01/39	476,006	534,682
5.500%, due 02/01/40	24,227	27,024
5.500%, due 03/01/40	17,696	19,752
5.500%, due 05/01/40	324,719	362,470
5.500%, due 02/01/41	75,146	83,694
5.500%, due 03/01/41	339,841	379,396
6.000%, due 11/01/37	3,186,804	3,598,463
7.000%, due 08/01/25	482	556
9.000%, due 04/01/25	31,796	32,186
11.000%, due 09/01/15	101	101
11.000%, due 10/01/15	39	39
11.000%, due 12/01/15	587	601
11.000%, due 06/01/19	266	267
11.000%, due 09/01/20	287	292
11.500%, due 01/01/16	711	722

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
11.500%, due 01/01/18	2,212	2,222
11.500%, due 06/01/19	12,908	13,178
FHLMC ARM
2.256%, due 11/01/27	87,070	92,074
2.262%, due 01/01/28	17,257	17,358
2.311%, due 04/01/29	132,809	139,779
2.337%, due 07/01/24	167,036	169,465
2.354%, due 10/01/23	63,998	66,209
2.393%, due 11/01/29	359,553	379,109
2.407%, due 06/01/28	279,743	296,964
2.407%, due 07/01/28	118,702	126,175
2.438%, due 12/01/29	65,555	69,498
2.540%, due 11/01/25	205,806	220,316
2.540%, due 01/01/29	192,777	206,503
2.556%, due 10/01/27	248,228	264,072
2.570%, due 10/01/27	215,199	229,981
2.750%, due 01/01/30	31,582	31,696
FHLMC TBA
3.000%	13,000,000	12,968,259
4.000%	17,000,000	18,034,610
4.500%	17,000,000	18,413,125
5.000%	3,000,000	3,315,000

Total federal home loan mortgage corporation certificates (cost—$80,469,090)		81,808,925

Federal housing administration certificates—0.10%
FHA GMAC
7.400%, due 02/01/21[1]	194,735	192,526
FHA Reilly
6.896%, due 07/01/20	370,313	370,313

Total federal housing administration certificates (cost—$565,325)		562,839

Federal national mortgage association certificates*—46.71%
FNMA
2.000%, due 05/01/28	318,630	315,872
2.000%, due 08/01/28	430,368	426,643
2.000%, due 10/01/28	2,095,319	2,077,181
2.354%, due 03/01/23	2,842,376	2,802,400
2.500%, due 06/01/28	445,821	454,366
2.500%, due 07/01/28	3,471,252	3,537,783
2.500%, due 08/01/28	135,771	138,374
2.564%, due 02/01/23	1,655,654	1,657,036
3.000%, due 06/01/29	7,755,265	8,052,556
3.000%, due 07/01/29	2,957,997	3,071,390
3.000%, due 10/01/42	946,005	948,440
3.000%, due 09/01/43	952,856	958,853
3.330%, due 07/01/22	3,886,000	4,066,678
3.500%, due 11/01/25	1,138,750	1,209,264

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
3.500%, due 03/01/42	840,628	872,198
3.500%, due 12/01/42	3,311,089	3,438,969
3.500%, due 03/01/43	1,782,870	1,851,971
3.500%, due 05/01/43	6,530,677	6,797,943
3.600%, due 08/01/23	817,000	870,055
3.765%, due 12/01/25	3,000,000	3,217,885
4.000%, due 03/01/19	51,943	55,143
4.000%, due 06/01/19	59,391	63,050
4.000%, due 07/01/25	52,038	55,742
4.000%, due 08/01/25	122,478	131,201
4.000%, due 09/01/25	119,734	128,282
4.000%, due 10/01/25	36,048	38,593
4.000%, due 11/01/25	345,525	370,182
4.000%, due 01/01/26	600,045	642,782
4.000%, due 02/01/26	2,470,296	2,646,243
4.000%, due 03/01/26	2,038,421	2,184,279
4.000%, due 04/01/26	4,609,636	4,948,402
4.000%, due 05/01/39	256,408	274,660
4.000%, due 09/01/39	604,228	647,612
4.000%, due 12/01/41	1,776,020	1,904,151
4.000%, due 07/01/42	2,808,912	3,018,448
4.000%, due 09/01/42	10,838,746	11,623,872
4.000%, due 10/01/42	7,902,785	8,470,761
4.500%, due 11/01/17	26,215	27,620
4.500%, due 02/01/18	669,045	704,906
4.500%, due 04/01/18	3,891,150	4,099,719
4.500%, due 05/01/18	103,686	109,244
4.500%, due 06/01/18	137,939	145,335
4.500%, due 05/01/19	10,005	10,554
4.500%, due 09/01/19	191,700	202,101
4.500%, due 08/01/20	88,905	93,770
4.500%, due 05/01/21	589,940	621,561
4.500%, due 03/01/23	16,908	18,217
4.500%, due 08/01/41	1,697,843	1,877,668
5.000%, due 07/01/15	245,801	259,470
5.000%, due 05/01/17	273,811	289,037
5.000%, due 12/01/17	480,395	507,108
5.000%, due 03/01/23	9,310	10,073
5.000%, due 05/01/23	215,793	233,410
5.000%, due 09/01/23	796,161	881,425
5.000%, due 07/01/24	1,140,450	1,262,586
5.000%, due 03/01/25	49,536	54,841
5.000%, due 10/01/34	96,295	106,607
5.000%, due 08/01/41	56,292	62,390
5.500%, due 06/01/17	646	650
5.500%, due 07/01/27	295,592	330,251
5.500%, due 02/01/32	18,172	20,286
5.500%, due 11/01/32	190,728	214,502
5.500%, due 03/01/33	158,728	176,881
5.500%, due 12/01/33	2,102	2,344
5.500%, due 04/01/34	114,386	128,331
5.500%, due 01/01/35	139,030	155,090
5.500%, due 04/01/36	94,615	105,601

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 05/01/37	567,831	637,627
5.500%, due 07/01/37	281,748	316,576
5.500%, due 06/01/39	2,717,793	3,051,051
5.500%, due 11/01/39	1,045,415	1,176,182
6.000%, due 11/01/21	107,814	117,376
6.000%, due 01/01/23	270,457	295,234
6.000%, due 03/01/23	507,822	558,317
6.000%, due 11/01/26	57,056	64,510
6.000%, due 02/01/32	87,191	98,573
6.000%, due 09/01/32	11,479	13,082
6.000%, due 10/01/32	17,223	19,473
6.000%, due 12/01/32	32,317	36,870
6.000%, due 01/01/33	156,299	176,937
6.000%, due 02/01/33	45,017	51,268
6.000%, due 09/01/34	345,769	394,897
6.000%, due 04/01/35	1,114	1,259
6.000%, due 05/01/35	180,147	204,196
6.000%, due 06/01/35	40,184	45,804
6.000%, due 07/01/35	97,841	111,151
6.000%, due 08/01/35	179,831	203,348
6.000%, due 09/01/35	2,996	3,411
6.000%, due 01/01/36	94,001	107,476
6.000%, due 06/01/36	3,683	4,162
6.000%, due 09/01/36	110,156	125,816
6.000%, due 10/01/36	71,597	81,162
6.000%, due 11/01/36	623	705
6.000%, due 12/01/36	409,013	466,688
6.000%, due 01/01/37	34,275	38,813
6.000%, due 03/01/37	83,382	94,827
6.000%, due 12/01/37	154,225	174,331
6.000%, due 01/01/38	957,486	1,082,311
6.000%, due 08/01/38	2,305	2,605
6.000%, due 10/01/38	495,748	561,659
6.000%, due 11/01/38	1,789,800	2,028,712
6.000%, due 01/01/39	648,157	735,883
6.000%, due 04/01/39	1,206,591	1,366,737
6.000%, due 05/01/39	127,049	144,708
6.000%, due 04/01/40	420,081	475,020
6.000%, due 11/01/40	1,470,555	1,678,655
6.000%, due 05/01/41	1,245,014	1,410,725
6.500%, due 07/01/19	16,543	18,776
6.500%, due 10/01/36	581,489	663,331
6.500%, due 02/01/37	8,811	10,000
6.500%, due 07/01/37	84,737	96,639
6.500%, due 08/01/37	250,065	285,984
6.500%, due 09/01/37	261,302	296,560
6.500%, due 12/01/37	337,206	382,705
6.500%, due 08/01/38	4,880	5,539
6.500%, due 05/01/40	3,186,898	3,716,397
7.500%, due 11/01/26	21,634	21,955
8.000%, due 11/01/26	16,522	17,172
9.000%, due 02/01/26	19,548	22,206
10.500%, due 08/01/20	292	296

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
10.500%, due 04/01/22	11	11
FNMA ARM
1.318%, due 03/01/44	388,751	404,579
1.625%, due 09/01/15	2,397	2,395
1.645%, due 07/01/30	22,333	22,786
1.680%, due 10/01/26	223,131	225,812
2.205%, due 02/01/26	39,748	39,769
2.220%, due 09/01/26	23,482	23,604
2.378%, due 02/01/30	6,049	6,085
2.394%, due 05/01/30	50,531	52,687
2.419%, due 03/01/25	127,296	133,820
2.626%, due 12/01/27	24,540	24,630
FNMA TBA
2.500%	29,000,000	29,267,135
3.000%	41,100,000	41,025,281
3.500%[2]	26,000,000	27,241,161
4.000%[2]	12,000,000	12,722,216
4.500%	2,500,000	2,705,000
5.000%	21,585,000	23,900,328
5.500%	1,000,000	1,115,164

Total federal national mortgage association certificates (cost—$256,648,267)		259,288,998

Collateralized mortgage obligations—15.72%
Alternative Loan Trust,
Series 2003-16T1, Class A2
0.622%, due 09/25/33[3]	133,119	130,866
Series 2004-J7, Class 2A1
0.935%, due 09/25/34[3]	158,535	155,291
ARM Trust, Series 2005-8, Class 3A21
2.672%, due 11/25/35[3]	1,594,049	1,362,574
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
2.809%, due 03/26/37[3,4]	327,431	257,370
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
2.619%, due 06/26/35[3,4]	516,815	521,563
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1
1.581%, due 10/26/35[3,4]	322,558	322,610
Series 2011-R11, Class 8A5
0.354%, due 07/26/36[3,4]	496,203	470,051
BCAP LLC 2011-RR6-I Trust, Series 2011-RR6, Class 11A1
0.405%, due 07/26/35[3,4]	184,221	181,432
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
8.002%, due 10/26/37[3,4]	492,392	455,224

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
0.814%, due 11/26/46[3,4]	403,611	387,860
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
0.312%, due 03/26/37[3,4]	177,141	172,321
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2
2.668%, due 02/25/33[3]	16,126	15,163
Series 2004-002, Class 12A2
2.653%, due 05/25/34[3]	92,552	90,290
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[5]	1,430,302	1,491,905
Series 2004-AC3, Class A2
6.000%, due 06/25/34[5]	1,663,784	1,786,029
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.432%, due 01/25/35[3,4]	169,235	148,856
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
2.722%, due 05/19/33[3]	9,247	9,060
CSMC Trust,
Series 2013-5R, Class 1A1
0.379%, due 02/27/36[3,4]	790,306	745,378
Series 2013-MH1, Class A
4.792%, due 05/27/53[1,3,6]	1,087,482	1,078,274
Deutsche Mortgage Securities, Inc., REMIC Trust, Series 2010-RS2, Class A2
3.817%, due 06/28/47[3,4]	36,059	36,041
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	35,831	39,946
Series 0159, Class H
4.500%, due 09/15/21	8,999	9,485
Series 1003, Class H
0.903%, due 10/15/20[3]	20,616	20,895
Series 1349, Class PS
7.500%, due 08/15/22	1,937	2,182
Series 1502, Class PX
7.000%, due 04/15/23	251,629	278,346
Series 1534, Class Z
5.000%, due 06/15/23	113,176	121,854
Series 1573, Class PZ
7.000%, due 09/15/23	38,258	42,825
Series 1658, Class GZ
7.000%, due 01/15/24	18,482	20,909
Series 1694, Class Z
6.500%, due 03/15/24	155,155	173,325
Series 1775, Class Z

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
8.500%, due 03/15/25	4,406	5,121
Series 2400, Class FQ
0.653%, due 01/15/32[3]	319,556	323,762
Series 2411, Class FJ
0.503%, due 12/15/29[3]	33,253	33,414
Series 2614, Class WO
0.121%, due 05/15/33[4,7]	2,482,796	2,241,557
Series 3096, Class FL
0.553%, due 01/15/36[3]	309,504	311,074
Series 3114, Class PF
0.553%, due 02/15/36[3]	1,527,700	1,538,321
Series 3153, Class UF
0.583%, due 05/15/36[3]	317,459	319,445
Series 3339, Class LI
6.327%, due 07/15/37[3,4,8]	2,126,781	289,307
Series 3442, Class MT
0.153%, due 07/15/34[3,6]	205,429	198,443
Series 3667, Class FW
0.703%, due 02/15/38[3]	334,568	338,463
Series 3671, Class FQ
1.003%, due 12/15/36[3]	2,978,420	3,041,837
Series 3864, Class NT
5.500%, due 03/15/39[3,6]	1,680,313	1,727,899
Series 4037, Class PI
3.000%, due 04/15/27[4,8]	6,792,443	707,758
Series 4136, Class EZ
3.000%, due 11/15/42	1,663,656	1,474,425
Series 4182, Class YI
2.500%, due 03/15/28[4,8]	9,321,150	941,154
Series 4238, Class FT
0.503%, due 08/15/43[3]	1,280,241	1,288,259
Series 4255, Class SN
11.860%, due 05/15/35[3,6]	989,005	1,042,210
Series 4263, Class SD
11.859%, due 11/15/43[3,6]	1,529,534	1,651,348
Series 4265, Class ES
13.272%, due 11/15/43[3,6]	3,196,511	3,373,268
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	24,063	24,916
Trust 1988-007, Class Z
9.250%, due 04/25/18	69,785	75,705
Trust 1992-129, Class L
6.000%, due 07/25/22	5,042	5,483
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	14,400	16,166
Trust 1993-037, Class PX
7.000%, due 03/25/23	197,634	220,926
Trust 1993-250, Class Z
7.000%, due 12/25/23	2,057	2,084
Trust 1997-022, Class F
0.609%, due 03/25/27[3]	207,511	203,815

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2002-060, Class F1
0.552%, due 06/25/32[3]	139,449	139,163
Trust 2006-112, Class LF
0.702%, due 11/25/36[3]	4,085,705	4,131,268
Trust 2007-067, Class FB
0.472%, due 07/25/37[3]	1,385,954	1,390,891
Trust 2009-033, Class FB
0.972%, due 03/25/37[3]	2,105,985	2,146,967
Trust 2010-035, Class EF
0.702%, due 04/25/40[3]	572,089	578,333
Trust 2010-141, Class FA
0.652%, due 12/25/40[3]	1,143,588	1,153,485
Trust 2012-090, Class FB
0.592%, due 08/25/42[3]	562,496	565,708
Trust 2012-111, Class HS
3.540%, due 10/25/42[3,6]	290,590	230,841
Trust 2012-128, Class FK
0.502%, due 11/25/42[3]	874,631	886,146
Trust 2012-151, Class SB
5.771%, due 01/25/43[3,6]	1,603,633	1,380,800
Trust 2013-010, Class US
7.609%, due 02/25/43[3,6]	640,906	639,751
Trust 2013-014, Class MI
3.500%, due 07/25/42[4,8]	1,458,551	199,132
Trust 2013-028, Class YS
5.998%, due 07/25/42[3,4,8]	1,887,384	370,844
Trust 2013-030, Class CI
3.000%, due 04/25/43[4,8]	2,777,343	388,703
Trust 2013-030, Class GI
3.000%, due 01/25/43[4,8]	5,896,937	819,187
Trust 2013-030, Class JI
3.000%, due 04/25/43[4,8]	2,105,995	302,366
Trust 2013-034, Class PS
5.998%, due 08/25/42[3,4,8]	1,522,306	296,412
Trust 2013-044, Class ZG
3.500%, due 03/25/42	1,417,681	1,321,771
Trust 2013-045, Class IK
3.000%, due 02/25/43[4,8]	3,734,252	514,434
Trust 2013-116, Class IY
3.000%, due 09/25/43[4,8]	1,153,896	151,863
Trust 2013-75, Class SE
6.098%, due 02/25/43[3,4,8]	6,831,137	1,357,326
Trust G92-040, Class ZC
7.000%, due 07/25/22	21,370	23,565
Trust G94-006, Class PJ
8.000%, due 05/17/24	28,301	32,463
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A
2.989%, due 06/25/34[3]	49,038	49,846
GNMA REMIC,
Trust 2000-009, Class FH
0.652%, due 02/16/30[3]	23,223	23,403

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2000-035, Class F
0.702%, due 12/16/25[3]	156,099	158,154
Trust 2007-002, Class BO
0.133%, due 06/20/35[4,7]	224,728	208,505
Trust 2007-018, Class CO
0.070%, due 03/20/35[4,7]	23,237	17,340
Trust 2010-H01, Class FA
0.972%, due 01/20/60[3]	4,965,494	5,010,109
Trust 2013-H19, Class DF
0.807%, due 05/20/63[3]	1,889,048	1,906,416
Trust 2013-H20, Class FB
1.157%, due 08/20/63[3]	2,968,709	3,024,746
Trust 2013-H23, Class TA
0.877%, due 09/20/63[3]	1,098,522	1,112,917
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
0.482%, due 12/25/34[3]	15,241	13,772
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.472%, due 02/25/35[3]	831,803	768,275
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.652%, due 06/27/37[3,4]	2,573,384	2,137,034
JPMorgan Resecuritization Trust, Series 2009-7, Class 1A1
2.564%, due 08/27/37[3,4]	290,358	293,894
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.903%, due 07/15/44[3]	2,500,000	2,730,897
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2
2.148%, due 12/25/34[3]	570,238	564,257
Series 2004-A, Class A1
0.612%, due 04/25/29[3]	141,271	132,362
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
0.472%, due 01/25/35[3]	122,043	116,142
Series 2005-6AR, Class 1A1
0.432%, due 11/25/35[3]	252,770	248,935
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B
0.459%, due 02/26/37[3,4]	411,910	265,381
Series 2013-R10, Class 3A
0.462%, due 01/26/51[3,4]	671,011	635,965
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.630%, due 10/25/41[1,3,4]	1,314,564	1,051,610
Series 2007-FF3, Class A
0.610%, due 05/25/42[3,4]	4,908,970	4,246,259
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.533%, due 03/06/20[3]	1,690,563	1,694,434

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-2, Class AII2
0.462%, due 04/25/35[3]	167,286	164,673
RALI, Series 2005-QA1 Trust, Series 2005-FQA1, Class A1
0.452%, due 01/25/35[3]	261,790	251,408
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.652%, due 12/26/36[3,4]	1,902,071	1,840,998
Sequoia Mortgage Trust, Series 5, Class A
0.857%, due 10/19/26[3]	226,930	223,427
Structured ARM Loan, Series 2007-4, Class 1A2
0.372%, due 05/25/37[3]	391,355	324,523
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.362%, due 04/25/36[3]	1,267,965	931,165
Series 2007-AR5, Class A2
0.702%, due 09/25/47[3]	6,517,905	2,771,661
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.234%, due 04/25/45[3]	231,590	233,579
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
5.343%, due 03/23/45[3,4]	735,530	755,359
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.407%, due 09/25/33[3]	1,864,594	1,917,852
Series 2003-AR9, Class 2A
2.442%, due 09/25/33[3]	491,825	496,082

Total collateralized mortgage obligations (cost—$88,072,161)		87,266,884

Asset-backed securities—4.11%
ALM V Ltd., Series 2012-5A, Class A1R
1.464%, due 02/13/23[3,4]	1,200,000	1,199,554
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.127%, due 10/25/34[3]	1,275,000	1,265,510
Series 2005-R1, Class M4 0.892%, due 03/25/35[3]	200,000	156,948
Series 2005-R11, Class M1 0.602%, due 01/25/36[3]	400,000	362,398
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1.152%, due 10/25/34[3]	371,654	365,589
Bear Stearns Asset-Backed Securities Trust, Series 2006-2, Class M1
0.572%, due 07/25/36[3]	200,000	196,852

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Chase Funding Trust, Series 2002-3, Class 2A1
0.792%, due 08/25/32[3]	194,746	176,758
Countrywide Asset-Backed Certificates,
Series 2004-4, Class M1 0.872%, due 07/25/34[3]	300,000	281,435
Series 2004-6, Class M1 1.052%, due 10/25/34[3]	1,099,627	1,064,364
Series 2005-8, Class M1 0.622%, due 12/25/35[3]	1,972,416	1,966,424
Series 2005-13, Class 3AV3 0.405%, due 04/25/36[3]	401,070	396,603
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.401%, due 01/15/22[3,4]	500,000	499,400
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.902%, due 08/25/40[3,4]	177,694	162,301
FBR Securitization Trust, Series 2005-5, Class AV24
0.895%, due 11/25/35[3]	234,584	233,009
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
0.602%, due 06/25/36[3]	248,555	224,194
Fremont Home Loan Trust, Series 2004-A, Class M1
0.977%, due 01/25/34[3]	790,619	718,199
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[3]	26,211	27,073
GSAA Home Equity Trust, Series 2005-4, Class A5
0.372%, due 03/25/35[3]	1,074,206	1,053,399
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.428%, due 10/25/35[5]	148,141	139,352
Series 2006-FRE1, Class A1 0.382%, due 05/25/35[3]	554,735	538,514
Series 2006-FRE1, Class A3 0.342%, due 05/25/35[3]	519,590	509,954
Series 2006-FRE2, Class A1 0.332%, due 02/25/36[3]	527,359	502,734
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 0.315%, due 05/25/36[3]	574,156	553,235
Series 2006-ACC1, Class M1 0.425%, due 05/25/36[3]	300,000	246,576
Series 2006-CH1, Class A5 0.385%, due 07/25/36[3]	225,000	213,687
Series 2007-CH2, Class AV1 0.312%, due 01/25/37[3]	1,042,374	1,012,678
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
0.462%, due 08/25/36[3]	300,000	267,955
Park Place Securities, Inc., Asset-Backed Pass Through Certificates, Series 2005-WHQ3, Class M4
0.782%, due 06/25/35[3]	200,000	170,357
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
0.572%, due 12/25/35[3]	400,000	325,591
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.035%, due 08/25/33[3]	260,841	244,868

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Saturn CLO Ltd., Series 2007-1A, Class A1
0.459%, due 05/13/22[3,4]	1,351,351	1,337,782
Securitized Asset-Backed Receivables LLC Trust, Series 2005-FR5, Class A1B
0.432%, due 08/25/35[3]	401,536	394,702
SLM Student Loan Trust,
Series 2008-9, Class A 1.734%, due 04/25/23[3]	4,033,244	4,154,794
Series 2010-A, Class 2A 3.403%, due 05/16/44[3,4]	1,262,058	1,336,260
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.832%, due 01/25/34[3]	57,784	49,829
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.458%, due 04/17/21[3,4]	476,588	465,894

Total asset-backed securities (cost—$22,713,628)		22,814,772

Stripped mortgage-backed securities—1.57%
FHLMC Multifamily Structured Pass-Through Certificates,*
Series K005, Class AX 1.376%, due 11/25/19[3,4,8]	23,913,872	1,429,380
Series K006, Class AX1 1.025%, due 01/25/20[3,4,8]	13,645,058	604,735
Series K014, Class X1 1.247%, due 04/25/21[3,4,8]	7,981,786	533,135
Series K027, Class X1 0.840%, due 01/25/23[3,4,8]	7,065,686	378,954
Series K712, Class X1 1.391%, due 11/25/19[3,4,8]	4,642,466	263,947
Series KAIV, Class X1 1.365%, due 06/25/21[3,4,8]	4,808,714	325,021
FHLMC REMIC,*
Series 0013, Class B 7.000%, due 06/25/23[4,8]	83,909	18,737
Series 2136, Class GD 7.000%, due 03/15/29[4,8]	6,163	1,112
Series 2178, Class PI 7.500%, due 08/15/29[4,8]	33,781	6,226
FNMA Aces, Trust 2013-M5, Class X2*
2.491%, due 01/25/22[3,4,8]	2,191,191	252,642
GNMA REMIC, Trust 2011-92, Class IX
1.105%, due 11/16/44[3,4,8]	25,586,876	1,636,409
KGS Alpha SBA, Series 2012
1.081%, due 04/25/38[1,3,6,8]	70,402,406	3,296,269

Total stripped mortgage-backed securities (cost—$8,295,218)		8,746,567

Short-term US government and agency obligations[9]—9.22%
Federal Home Loan Bank Discount Notes
0.060%, due 12/12/14	3,900,000	3,899,733
0.052%, due 12/17/14	10,000,000	9,999,336
0.034%, due 12/24/14	32,500,000	32,498,377
0.055%, due 03/11/15	3,500,000	3,499,305

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)		Value ($)
Short-term US government and agency obligations[9]—(concluded)
US Treasury Bills
0.023%, due 11/06/14		1,200,000	1,199,997
0.043%, due 02/12/15		100,000	99,988

Total short-term US government and agency obligations (cost—$51,196,736)			51,196,736

Repurchase agreements—28.43%
Repurchase agreement dated 10/30/14 with Barclays Capital, Inc., 0.060% due 11/06/14, collateralized by $49,126,000 Federal National Mortgage Association obligations, 4.000% due 06/01/44; (value—$51,652,817); proceeds: $50,000,583		50,000,000	50,000,000
Repurchase agreement dated 10/31/14 with BNP Paribas Securities Corp. 0.160% due 11/03/14, collateralized by $22,162,915 Federal Home Loan Mortgage Corp. obligations, 3.500% due 08/01/44 and $41,779,426 Federal National Mortgage Association obligations, 3.500% due 10/01/28; (value—$63,293,170); proceeds: $61,000,813		61,000,000	61,000,000
Repurchase agreement dated 10/31/14 with Goldman Sachs & Co., 0.150% due 11/03/14, collateralized by $53,078,000 Federal Home Loan Mortgage Corp. obligations, 3.500% due 09/01/42; (value—$47,844,512); proceeds: $46,400,580		46,400,000	46,400,000
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $260,690 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $172,737 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$411,065); proceeds: $403,000		403,000	403,000

Total repurchase agreements (cost—$157,803,000)			157,803,000

	Notional amount
Options purchased—0.04%
Put swaptions purchased[6]—0.04%
3 Month USD LIBOR 5 Year Swap, strike @ 1.976%, expires 11/05/2014 (Counterparty MSCI; receive fixed rate); underlying swap terminates 11/07/2019	USD	5,000,000	25
3 Month USD LIBOR 10 Year Swap, strike @ 2.500%, expires 01/23/2015 (Counterparty GSI; receive fixed rate); underlying swap terminates 01/27/15	USD	14,000,000	213,150

Total options purchased (cost—$221,250)			213,175

Total investments before investments sold short (cost—$872,284,306)—158.13%			877,794,186

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(7.55)%
FNMA TBA*
3.500%	(5,000,000)	(5,170,310)
4.000%	(26,500,000)	(28,135,100)
6.000%	(4,000,000)	(4,527,066)
GNMA TBA
3.000%	(4,000,000)	(4,075,000)

Total investments sold short (proceeds—$41,679,140)		(41,907,476)
Liabilities in excess of other assets—(50.58)%		(280,793,473)

Net assets—100.00%		555,093,237

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.
Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation		$9,413,156
Gross unrealized depreciation		(3,903,276)

Net unrealized appreciation		$5,509,880

Written options*

Notional amount ($)	Call options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
5,000,000	FNMA TBA, 3.500%, strike @ 103.39	11/06/14	12,891	(11,452)	1,439
5,000,000	FNMA TBA, 3.500%, strike @ 104.00	11/06/14	5,469	(1,851)	3,618
14,000,000	FNMA TBA, 3.500%, strike @ 104.05	11/06/14	13,125	(4,323)	8,802
9,000,000	FNMA TBA, 4.000%, strike @ 106.21	11/06/14	11,953	(12,907)	(954)
9,000,000	FNMA TBA, 4.000%, strike @ 106.25	11/06/14	11,953	(11,576)	377
9,000,000	FNMA TBA, 4.000%, strike @ 106.49	11/06/14	11,953	(4,154)	7,799

			67,344	(46,263)	21,081

	Put options written
9,000,000	FNMA TBA, 3.500%, strike @ 102.05	11/06/14	10,547	(183)	10,364

			77,891	(46,446)	31,445

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Written option activity for the three months ended October 31, 2014 was as follows:

	Notional amount ($)	Premiums received ($)
Options outstanding at July 31, 2014	42,000,000	111,641
Options written	137,000,000	278,203
Options exercised	(41,000,000)	(129,609)
Options expired prior to exercise	(78,000,000)	(182,344)

Options outstanding at October 31, 2014	60,000,000	77,891

Written swaptions6

Notional amount (000)		Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD	28,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.000%, terminating 01/27/15	GSI	Pay	01/23/15	60,000	(45,836)	14,164

Written Swaption activity for the three months ended October 31, 2014 was as follows:

Premiums received ($)
Swaption outstanding at July 31, 2014	—
Swaption written	60,000
Swaption terminated in closing purchase transactions	—
Swaption expired prior to exercise	—

Swaption outstanding at October 31, 2014	60,000

Total return swap agreements6

Counterparty	Notional amount ($)	Termination date	Payments made by the Portfolio[11]	Payments received by the Portfolio[10,11] (%)	Upfront payments received ($)	Value ($)	Unrealized appreciation ($)
CITI	3,800,176	01/12/43	1 Month USD LIBOR	3.000	13,023	(2,326)	10,697
CSI	5,182,058	01/12/43	1 Month USD LIBOR	3.000	17,568	(2,763)	14,805
CSI	3,541,073	01/12/43	1 Month USD LIBOR	3.000	18,194	(2,347)	15,847
GSI	5,613,897	01/12/43	1 Month USD LIBOR	3.000	25,991	(2,993)	22,998

					74,776	(10,429)	64,347

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	37,838,089	—	37,838,089
Government national mortgage association certificates	—	170,254,201	—	170,254,201
Federal home loan mortgage corporation certificates	—	81,808,925	—	81,808,925
Federal housing administration certificates	—	—	562,839	562,839
Federal national mortgage association certificates	—	259,288,998	—	259,288,998
Collateralized mortgage obligations	—	85,136,999	2,129,885	87,266,884
Asset-backed securities	—	22,814,772	—	22,814,772
Stripped mortgage-backed securities	—	5,450,298	3,296,269	8,746,567
Short-term US government and agency obligations	—	51,196,736	—	51,196,736
Repurchase agreements	—	157,803,000	—	157,803,000
Options purchased	—	213,175	—	213,175

Total	—	871,805,193	5,988,993	877,794,186

Liabilities
Investments sold short	—	(41,907,476)	—	(41,907,476)
Written options	—	(46,446)	—	(46,446)
Written swaptions	—	(45,836)	—	(45,836)
Swap agreements	—	(10,429)	—	(10,429)

Total	—	(42,010,187)	—	(42,010,187)

At October 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	616,873	6,259,761	3,772,021	10,648,655
Purchases	—	—	—	—
Sales	(55,585)	(128,825)	—	(184,410)
Accrued discounts/(premiums)	(21)	9,269	(18,077)	(8,829)
Total realized gain/(loss)	(64)	5,125	(265,996)	(260,935)
Net change in unrealized appreciation/depreciation	1,636	230,813	(191,679)	40,770
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(4,246,258)	—	(4,246,258)

Ending balance	562,839	2,129,885	3,296,269	5,988,993

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2014 was $ 11,337. Transfers out of Level 3 represent the value at the end of the period. At October 31, 2014, securities were transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Security is being fair valued by a valuation committee under the direction of the board of trustees.
2	Security, or portion thereof, pledged as collateral for investments sold short or written options.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.16% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Step bond that converts to the noted fixed rate at a designated future date.
6	Illiquid investment as of October 31, 2014.
7	Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
8	Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with these securities is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
9	Rates shown are the discount rates at date of purchase.
10	Payment is based on the performance of the underlying 1 Month USD LIBOR.
11	Payments made or received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
US government obligations—40.19%
US Treasury Bonds
3.125%, due 08/15/44	1,435,000	1,452,714
6.125%, due 11/15/27	1,400,000	1,950,266
US Treasury Inflation Index Bonds (TIPS)
1.375%, due 02/15/44	673,609	742,759
2.375%, due 01/15/25	712,974	845,486
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/19	8,212,402	8,270,143
0.125%, due 07/15/24	2,744,822	2,669,340
0.625%, due 01/15/24	754,378	766,637
US Treasury Notes
0.375%, due 04/30/16	3,000,000	3,002,577
0.625%, due 08/31/17	3,370,000	3,343,936
0.625%, due 11/30/17	1,565,000	1,546,416
0.875%, due 04/30/17	2,560,000	2,568,399
0.875%, due 10/15/17	42,730,000	42,669,922
1.000%, due 09/15/17	780,000	782,377
1.250%, due 11/30/18	1,165,000	1,158,265
1.375%, due 09/30/18	4,550,000	4,556,397
1.500%, due 12/31/18	4,090,000	4,102,143
1.500%, due 10/31/19	41,550,000	41,329,286
1.625%, due 03/31/19	4,810,000	4,834,425
1.625%, due 04/30/19	4,800,000	4,821,374
2.000%, due 10/31/21	26,245,000	26,167,079
2.250%, due 03/31/21	7,200,000	7,318,685
2.250%, due 04/30/21	4,725,000	4,799,565
2.375%, due 08/15/24	7,955,000	7,986,072
2.625%, due 01/31/18	1,650,000	1,730,824

Total US government obligations (cost—$179,593,755)		179,415,087

Commercial paper—4.47%
Banking-US—4.47%
Archer Daniels Midland
0.090%, due 11/17/14[2]	2,000,000	1,999,920
Basin Electric Power Corp.
0.150%, due 12/10/14[2]	2,000,000	1,999,675
BMW US Capital LLC
0.080%, due 12/01/14[2]	2,000,000	1,999,867
ConocoPhillips Qatar F
0.110%, due 11/19/14[2]	2,000,000	1,999,890
Export-Import Bank
0.130%, due 11/12/14	2,000,000	1,999,921
Henkel Corp.
0.130%, due 11/19/14[2]	2,500,000	2,499,837
International Business Machines Corp.
0.100%, due 12/18/14[2]	2,000,000	1,999,739

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Commercial paper—(concluded)
Banking-US—(concluded)
National Rural Utilities Cooperative
0.090%, due 11/07/14	2,000,000	1,999,970
Parker-Hannifin Corp.
0.080%, due 11/17/14[2]	1,457,000	1,456,948
Precision Castparts Corp.
0.100%, due 11/13/14[2]	2,000,000	1,999,933

Total commercial paper (cost—$19,955,700)		19,955,700

Federal home loan bank certificate—0.17%
FHLB
4.000%, due 09/01/28 (cost—$678,909)	680,000	735,342

Federal home loan mortgage corporation certificates*—0.12%
FHLMC
6.250%, due 07/15/32	302,000	424,963
6.750%, due 03/15/31	82,000	119,324

Total federal home loan mortgage corporation certificates (cost—$495,311)		544,287

Federal national mortgage association certificates*—0.68%
FNMA
2.625%, due 09/06/24	2,505,000	2,494,940
FNMA TBA
3.000%,	500,000	518,555

Total federal national mortgage association certificates (cost—$3,004,045)		3,013,495

Collateralized mortgage obligations—7.84%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class AM
5.821%, due 02/10/51[3]	400,000	438,425
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR12, Class A1A
5.697%, due 09/11/38[3]	1,448,786	1,536,991
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
1.652%, due 07/05/33[2,3]	965,000	966,186
Commercial Mortgage Pass-Through Certificates,
Series 2006-C5, Class AM
5.343%, due 12/15/39	840,000	896,761
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000	706,074
Series 2010-C1, Class A1
3.156%, due 07/10/46[2]	1,122,932	1,138,532

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2013-GAM, Class A2
3.367%, due 02/10/28[2]	1,090,000	1,084,662
Series 2014-CR16, Class A4
4.051%, due 04/10/47	525,300	559,406
Series 2014-CR17, Class A5
3.977%, due 05/10/47	155,000	164,110
Series 2014-PAT, Class A
0.953%, due 08/13/27[2,3]	1,070,000	1,066,332
Series 2014-TWC, Class A
1.003%, due 02/13/32[2,3]	1,580,000	1,578,016
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class AM
5.668%, due 03/15/39[3]	1,520,000	1,578,224
Series 2007-C4, Class A1AM
5.900%, due 09/15/39[3]	1,110,000	1,215,698
DBRR Trust, Series 2013-EZ3, Class A
1.636%, due 12/18/49[2,3]	1,345,539	1,352,477
FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1*
1.202%, due 03/25/24[3,4]	6,438,615	565,864
FHLMC REMIC,*
Trust 3990, Class VA
3.500%, due 01/15/25	346,323	368,431
Trust 4323, Class CA
4.000%, due 03/15/40	344,358	369,278
Trust 4325, Class MA
4.000%, due 09/15/39	1,290,563	1,373,433
Trust 4328, Class DA
4.000%, due 01/15/36	1,279,013	1,357,219
Trust 4336, Class MA
4.000%, due 01/15/40	1,164,579	1,239,772
FNMA REMIC,*
Trust 2005-109, Class PV
6.000%, due 10/25/32	405,536	435,108
Trust 2014-48, Class AB
4.000%, due 10/25/40	370,877	398,129
FREMF Mortgage Trust, Series 2013-K712, Class B
3.368%, due 05/25/45[2,3]	110,000	110,914
GNMA, Trust 2014-131, Class BW
3.843%, due 05/20/41[3]	312,181	343,615
GS Mortgage Securities Corp., Series 2014-4R, Class 1A,
0.332%, due 01/26/34[3]	140,000	134,134
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%, due 11/05/30[2]	875,000	879,990
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA
0.997%, due 09/15/47[3,4]	14,337,145	1,005,894

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Collateralized mortgage obligations—(concluded)
JPMorgan Chase Commercial Mortgage Securities,
Series 2005-LDP2, Class AM
4.780%, due 07/15/42	400,000	406,435
Series 2006-CB14, Class AM
5.408%, due 12/12/44[3]	400,000	418,171
Series 2006-LDP8, Class AJ
5.480%, due 05/15/45[3]	500,000	528,399
Series 2007-CB18, Class A1A
5.431%, due 06/12/47[3]	1,381,996	1,484,431
Series 2007-LDPX, Class A1A
5.439%, due 01/15/49	691,222	748,398
Series 2011-PLSD, Class A2
3.364%, due 11/13/44[2]	800,000	832,139
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE
3.253%, due 09/01/21[2,3]	822,749	821,720
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A
5.166%, due 12/12/49	1,057,455	1,124,817
Series 2007-9, Class AM
5.856%, due 09/12/49[3]	350,000	385,862
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
4.896%, due 11/15/46[3]	815,000	852,096
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,050,246	2,068,190
Series 2007-IQ14, Class A1A
5.665%, due 04/15/49[3]	692,960	753,469
Morgan Stanley Re-REMIC Trust
1.000%, due 03/27/51[2]	96,653	96,653
Motel 6 Trust, Series 2012-MTL6, Class B
2.743%, due 10/05/25[2]	945,000	946,199
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[2]	411,742	411,742
VFC LLC, Series 2014-2, Class A
2.750%, due 07/20/30[5]	182,155	182,107
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A
1.750%, due 08/20/21[2]	87,827	87,871

Total collateralized mortgage obligations (cost—$35,133,963)		35,012,374

Asset-backed securities—9.47%
Access Group, Inc., Series 2008-1, Class A
1.534%, due 10/27/25[3]	229,748	231,041
Alterna Funding I LLC, Series 2014-1A, Class Note
1.639%, due 02/15/21[2]	144,025	144,205

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]		Value ($)
Asset-backed securities—(continued)
American Credit Acceptance Receivables, Series 2014-3, Class A
0.990%, due 08/10/18[2]		214,127	214,030
American Homes 4 Rent, Series 2014-SFR2, Class A
3.786%, due 10/17/36[2]		1,120,000	1,129,174
AmeriCredit Automobile Receivables Trust,
Series 2012-2, Class C 2.640%, due 10/10/17		130,000	131,867
Series 2013-5, Class A2A 0.650%, due 03/08/17		948,696	949,421
Series 2013-5, Class D 2.860%, due 12/08/19		585,000	593,367
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2B2
0.412%, due 10/25/35[3]		203,391	202,821
ARL Second LLC, Series 2014-1A, Class A1
2.920%, due 06/15/44[2]		386,272	384,004
Auto ABS Compartiment, Series 2012-2, Class A
2.800%, due 04/27/25[6]	EUR	191,097	241,562
Avery Point V CLO Ltd., Series 2014-5A, Class A
1.688%, due 07/17/26[2,3]		250,000	249,382
BCC Funding VIII LLC, Series 2014-1A, Class A
1.794%, due 06/20/20[2]		180,808	180,519
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE12, Class M1 0.635%, due 12/25/35[3,7]		200,000	195,017
Series 2006-HE3, Class A2 0.335%, due 04/25/36[3,7]		60,107	59,458
Belhurst CLO Ltd., Series 2006-1A, Class B
0.631%, due 01/15/20[2,3]		500,000	494,100
Birchwood Park CLO Ltd., Series 2014-1A, Class A
1.674%, due 07/15/26[2,3]		250,000	249,683
Bumper, Series 2011-2, Class A
1.258%, due 02/23/23[3,6]	EUR	141,180	177,250
Capital Automotive REIT, Series 2010-1A, Class A
5.730%, due 12/15/38[2]		94,409	100,987
CarFinance Capital Auto Trust, Series 2014-2A, Class A
1.440%, due 11/16/20[2]		141,900	142,038
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1
1.701%, due 10/15/25[2,3]		250,000	248,814
Carnow Auto Receivables Trust, Series 2014-1A, Class A
0.960%, due 01/17/17[2]		276,130	276,125
Carrington Mortgage Loan Trust, Series 2005-NC4, Class A3
0.552%, due 09/25/35[3]		51,714	51,186
Chrysler Capital Auto Receivables Trust,
Series 2013-BA, Class A2 0.560%, due 12/15/16[2]		611,172	611,577
Series 2013-BA, Class A4 1.270%, due 03/15/19[2]		1,240,000	1,240,059

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2
4.474%, due 03/20/43[2]	68,425	69,683
CLI Funding LLC, Series 2006-1A, Class A
0.337%, due 08/18/21[2,3]	366,064	364,233
CLI Funding V LLC, Series 2014-1A, Class A
3.290%, due 06/18/29[2]	376,537	375,014
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1
0.642%, due 12/25/35[3]	273,147	272,059
CPS Auto Receivables Trust,
Series 2013-A, Class A 1.310%, due 06/15/20[2]	58,344	58,323
Series 2013-C, Class A 1.640%, due 04/16/18[2]	118,237	118,690
Series 2014-B, Class A 1.110%, due 11/15/18[2]	332,638	332,213
Series 2014-C, Class A 1.310%, due 02/15/19[2]	195,238	195,427
CPS Auto Trust, Series 2012-C, Class A
1.820%, due 12/16/19[2]	170,190	171,800
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A 1.520%, due 03/16/20[2]	320,624	321,368
Series 2013-1A, Class A 1.210%, due 10/15/20[2]	1,495,000	1,495,118
Series 2013-2A, Class B 2.260%, due 10/15/21[2]	840,000	846,407
Series 2014-2A, Class A 1.880%, due 03/15/22[2]	1,190,000	1,188,864
Drug Royalty II LP 2, Series 2014-1, Class A1
3.082%, due 07/15/23[2,3]	256,685	259,002
Eaton Vance CLO Ltd., Series 2014-1A, Class A
1.685%, due 07/15/26[2,3]	250,000	248,775
Education Funding Capital Trust IV, Series 2004-1, Class A4
1.654%, due 06/15/43[3]	150,000	150,160
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1
0.602%, due 06/25/22[2,3]	183,736	183,698
Exeter Automobile Receivables Trust,
Series 2013-2A, Class A 1.490%, due 11/15/17[2]	161,080	161,652
Series 2014-1A, Class A 1.290%, due 05/15/18[2]	100,070	100,194
Series 2014-3A, Class A 1.320%, due 01/15/19[2]	130,000	129,995
First Investors Auto Owner Trust,
Series 2011-2A, Class C 5.020%, due 08/15/17[2]	250,000	253,072
Series 2013-3A, Class A3 1.440%, due 10/15/19[2]	150,000	149,990
Flagship Credit Auto Trust,
Series 2014-1, Class A 1.210%, due 04/15/19[2]	136,080	135,842
Series 2014-2, Class A 1.430%, due 12/16/19[2]	160,000	159,982
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A
1.920%, due 01/15/19	2,535,000	2,578,496
Fremont Home Loan Trust, Series 2005-2, Class M2
0.632%, due 06/25/35[3]	138,837	135,963

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
Global Container Assets Ltd., Series 2013-1A, Class A1
2.200%, due 11/05/28[2]	297,766	301,187
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
1.384%, due 04/25/25[2,3]	285,000	280,628
Hilton Grand Vacations Trust,
Series 2013-A, Class A 2.280%, due 01/25/26[2]	129,178	130,364
Series 2014-AA, Class A 1.770%, due 11/25/26[2]	457,009	454,516
Icon Brands Holdings LLC, Series 2012-1A, Class A
4.229%, due 01/25/43[2]	140,109	140,511
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A
0.462%, due 05/01/22[2,3]	493,287	490,249
Invitation Homes Trust, Series 2014-SFR2, Class A
1.254%, due 09/17/31[2,3]	875,000	870,903
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
0.375%, due 10/25/35[3]	249,703	245,381
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4
0.544%, due 09/27/35[3]	300,000	288,554
Lehman XS Trust, Series 2005-6, Class 1A1
0.412%, due 11/25/35[3,7]	326,975	230,672
Merrill Lynch Mortgage Synthetic, Series 205-ACR1, Class M1
0.887%, due 06/28/35[2,3]	325,110	320,432
MVW Owner Trust, Series 2014-1A, Class A
2.250%, due 09/20/31[2]	250,000	251,414
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A
1.558%, due 07/20/18[2]	129,799	129,802
Navient Student Loan Trust, Series 2014-AA, Class A1
0.632%, due 05/16/22[2,3]	1,135,000	1,135,000
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A
1.652%, due 10/20/20[2,3]	80,000	80,000
Nelnet Student Loan Trust,
Series 2006-3, Class B 0.484%, due 06/25/41[3]	192,107	175,746
Series 2014-1A, Class B 1.652%, due 10/25/47[2,3]	100,000	93,663
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class X
1.231%, due 08/04/25[2,3]	250,000	250,000
New York City Tax Lien Trust,
Series 2013-A, Class A 1.190%, due 11/10/26[2]	60,694	60,652
Series 2014-A, Class A 1.030%, due 11/10/27[2]	150,000	149,906

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(continued)
NovaStar Mortgage Funding Trust, Series 2003-2, Class A2
0.832%, due 09/25/33[3]	103,297	101,729
OneMain Financial Issuance Trust, Series 2014-1, Class A
2.430%, due 06/18/24[2]	100,000	100,540
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
0.362%, due 12/25/35[3]	271,544	269,526
Orange Lake Timeshare Trust, Series 2014-AA, Class A
2.290%, due 07/09/29[2]	94,883	95,281
Oscar US Funding Trust, Series 2014-1A, Class A2
1.000%, due 08/15/17[2]	200,000	200,068
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1.082%, due 03/25/36[3]	106,729	104,762
RAAC Trust,
Series 2005-RP2, Class M1 0.802%, due 06/25/35[2,3]	413,130	413,569
Series 2006-RP2, Class A 0.402%, due 02/25/37[2,3]	312,872	308,852
RASC Trust, Series 2005-AHL3, Class A2
0.392%, due 11/25/35[3]	286,516	280,604
Santander Drive Auto Receivables Trust,
Series 2011-3, Class C 3.090%, due 05/15/17	782,109	788,755
Series 2012-1, Class C 3.780%, due 11/15/17	1,240,000	1,260,393
Series 2012-3, Class C 3.010%, due 04/16/18	280,000	285,483
Series 2012-5, Class C 2.700%, due 08/15/18	1,200,000	1,225,609
Series 2013-4, Class A2 0.890%, due 09/15/16	130,369	130,410
Series 2013-4, Class B 2.160%, due 01/15/20	1,200,000	1,218,808
Series 2013-5, Class D 2.730%, due 10/15/19	749,000	756,769
Series 2014-4, Class C 2.600%, due 11/16/20	865,000	872,572
SBA Tower Trust, Series 2014-1A, Class C
2.898%, due 10/15/44[2,7]	170,000	170,452
Sierra Timeshare Receivables Funding Co. LLC,
Series 2012-2A, Class A 2.380%, due 03/20/29[2]	307,417	312,196
Series 2014-2A, Class A 2.050%, due 06/20/31[2]	173,711	173,525
Silver Bay Realty Trust, Series 2014-1, Class A
1.154%, due 09/17/31[2,3]	1,247,781	1,236,098
SLM Student Loan Trust,
Series 2012-A, Class A1 1.553%, due 08/15/25[2,3]	814,851	823,712
Series 2012-D, Class A1 1.203%, due 06/15/23[2,3]	653,823	656,731
SoFi Professional Loan Program LLC, Series 2014-A, Class A2
3.020%, due 10/25/27[2]	244,516	247,639
Sonic Capital LLC, Series 2011-1A, Class A2
5.438%, due 05/20/41[2]	224,490	238,563

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Asset-backed securities—(concluded)
SpringCastle America Funding LLC, Series 2014-AA, Class A
2.700%, due 05/25/23[2]	1,460,000	1,461,127
Tidewater Auto Receivables Trust,
Series 2014-AA, Class A2 0.960%, due 07/15/17[2]	550,000	550,190
Series 2014-AA, Class A3 1.400%, due 07/15/18[2]	500,000	499,987
Trade MAPS 1 Ltd., Series 2013-1A, Class A
0.852%, due 12/10/18[2,3]	250,000	250,024
Triton Container Finance LLC, Series 2007-1A, Class NOTE
0.290%, due 02/26/19[2,3]	100,000	99,829
United Auto Credit Securitization Trust, Series 2014-1, Class A2
0.740%, due 06/15/16[2]	200,000	199,832
Westgate Resorts LLC,
Series 2012-2A, Class A 3.000%, due 01/20/25[2]	140,540	141,638
Series 2014-1A, Class A 2.150%, due 12/20/26[2]	237,175	235,989
Westlake Automobile Receivables Trust,
Series 2013-1A, Class A2 1.120%, due 01/15/18[2]	76,574	76,680
Series 2014-2, Class A2 0.970%, due 10/16/17[2]	100,000	100,037
World Financial Network Credit Card Master Trust, Series 2014-B, Class A
0.610%, due 07/15/19	1,365,000	1,364,838

Total asset-backed securities (cost—$42,193,159)		42,286,104

Corporate notes—32.28%
Aerospace & defense—0.37%
Precision Castparts Corp.
0.700%, due 12/20/15	1,140,000	1,142,359
The Boeing Co.
2.350%, due 10/30/21	170,000	167,141
United Continental Holdings, Inc.
6.000%, due 12/01/20	340,000	349,775

		1,659,275

Airlines—0.00%
American Airlines Pass Through Trust 2014-1, Class B
4.375%, due 10/01/22	20,000	20,226

Auto & truck—0.35%
General Motors Co.
3.500%, due 10/02/18	1,390,000	1,431,700

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Auto & truck—(concluded)
6.250%, due 10/02/43	125,000	148,750

		1,580,450

Automotive—0.13%
Asciano Finance Ltd.
5.000%, due 04/07/18[2]	515,000	556,377

Banking-non-US—1.29%
Caixa Economica Federal
2.375%, due 11/06/17[2]	290,000	281,967
Credit Agricole SA
2.500%, due 04/15/19[2,8]	250,000	251,903
European Investment Bank
1.750%, due 06/17/19	1,851,000	1,857,386
HSBC Holdings PLC
4.250%, due 03/14/24	500,000	513,989
ING Bank N.V.
5.800%, due 09/25/23[2]	200,000	222,585
Lloyds Banking Group PLC
4.500%, due 11/04/24	200,000	200,161
Royal Bank of Scotland Group PLC
5.125%, due 05/28/24	630,000	638,301
6.000%, due 12/19/23	205,000	220,635
6.125%, due 12/15/22	25,000	27,063
Societe Generale SA
5.000%, due 01/17/24[2]	200,000	204,277
Westpac Banking Corp.
1.375%, due 07/17/15[2]	1,330,000	1,339,617

		5,757,884

Banking-US—5.28%
Bank of America Corp.
2.600%, due 01/15/19	1,150,000	1,161,004
2.650%, due 04/01/19	205,000	206,861
5.125%, due 06/17/19[3,9]	370,000	358,900
5.625%, due 10/14/16	1,325,000	1,441,192
5.700%, due 01/24/22	325,000	374,163
6.250%, due 09/05/24[3,9]	495,000	494,381
6.500%, due 08/01/16	1,370,000	1,493,921
6.500%, due 10/23/24[3,9]	535,000	549,713
Bank of America Corp. MTN
1.303%, due 03/22/18[3]	770,000	781,066
4.200%, due 08/26/24	265,000	266,898
4.250%, due 10/22/26	200,000	198,517

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	678,519
Capital One Bank USA N.A.
1.300%, due 06/05/17	250,000	249,030
Capital One Financial Corp.
3.500%, due 06/15/23	245,000	244,771
CIT Group, Inc.
3.875%, due 02/19/19	1,170,000	1,177,312
4.750%, due 02/15/15[2]	515,000	518,863
5.250%, due 03/15/18	400,000	422,000
5.500%, due 02/15/19[2]	615,000	656,128
Discover Bank/Greenwood DE
4.200%, due 08/08/23	270,000	282,894
Fifth Third Bancorp
4.300%, due 01/16/24	335,000	348,580
4.900%, due 09/30/19[3,9]	285,000	280,326
Fifth Third Bank
2.875%, due 10/01/21	200,000	198,576
Goldman Sachs Group, Inc.
1.433%, due 04/30/18[3]	530,000	538,036
3.625%, due 01/22/23	655,000	656,827
3.700%, due 08/01/15	1,110,000	1,134,737
5.700%, due 05/10/19[3,9]	465,000	475,463
5.950%, due 01/18/18	1,030,000	1,153,239
JPMorgan Chase & Co.
1.134%, due 01/25/18[3]	525,000	531,760
3.200%, due 01/25/23	10,000	9,921
3.250%, due 09/23/22	105,000	105,143
3.625%, due 05/13/24	1,025,000	1,037,789
4.500%, due 01/24/22	130,000	141,424
5.000%, due 07/01/19[3,9]	400,000	393,500
6.300%, due 04/23/19	1,000,000	1,160,501
JPMorgan Chase & Co. GMTN
0.855%, due 02/26/16[3]	850,000	852,796
JPMorgan Chase & Co. MTN
1.875%, due 03/20/15	920,000	924,747
State Street Capital Trust IV
1.234%, due 06/15/37[3]	570,000	485,925
Wells Fargo & Co.
0.861%, due 04/23/18[3]	685,000	688,117
5.375%, due 11/02/43	110,000	122,996
5.900%, due 06/15/24[3,9]	175,000	179,918

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount [1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Wells Fargo & Co., Series K
7.980%, due 03/15/18[3,9]	525,000	578,648

		23,555,102

Biotechnology—0.05%
Amgen, Inc.
5.150%, due 11/15/41	215,000	230,586

Building products—0.32%
Building Materials Corp. of America
6.750%, due 05/01/21[2]	191,000	204,848
Cemex SAB de CV
5.875%, due 03/25/19[2,8]	200,000	206,000
Martin Marietta Materials, Inc.
1.333%, due 06/30/17[2,3]	110,000	110,459
Owens Corning
6.500%, due 12/01/16	500,000	549,502
Standard Pacific Corp.
8.375%, due 01/15/21	300,000	350,250

		1,421,059

Cable—0.08%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 06/01/20	315,000	337,641

		337,641
Chemicals—0.39%
Huntsman International LLC
4.875%, due 11/15/20	440,000	443,300
LyondellBasell Industries N.V.
5.000%, due 04/15/19	505,000	556,700
Rockwood Specialties Group, Inc.
4.625%, due 10/15/20	700,000	730,800

		1,730,800

Commercial services—0.24%
Air Lease Corp.
5.625%, due 04/01/17[7]	1,000,000	1,077,500

Communications equipment—0.17%
Apple, Inc.
2.850%, due 05/06/21	335,000	340,039

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Communications equipment—(concluded)
CCOH Safari LLC
5.750%, due 12/01/24	405,000	407,278

		747,317

Computers—0.10%
Hewlett-Packard Co.
2.750%, due 01/14/19	60,000	60,345
Seagate Hdd Cayman Co.
3.750%, due 11/15/18[2]	370,000	381,100

		441,445

Consumer products—0.23%
Avon Products, Inc.
6.500%, due 03/01/19[8]	1,000,000	1,027,141

Diversified financial services—0.41%
First Data Corp.
7.375%, due 06/15/19[2]	405,000	429,300
General Electric Capital Corp.
5.500%, due 01/08/20	620,000	715,646
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000	702,545

		1,847,491

Electric utilities—0.08%
NRG Energy, Inc.
8.250%, due 09/01/20	145,000	156,781
7.875%, due 05/15/21	170,000	184,450

		341,231

Electric-generation—0.04%
Calpine Corp.
6.000%, due 01/15/22[2]	180,000	193,950

Electric-integrated—1.49%
Arrow Electronics, Inc.
3.375%, due 11/01/15	1,000,000	1,024,277
Delphi Corp.
5.000%, due 02/15/23	165,000	176,756
Eaton Corp.
0.950%, due 11/02/15	910,000	912,737

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	717,650
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	585,636
Oncor Electric Delivery Co. LLC
4.100%, due 06/01/22	290,000	311,868
Pacificorp
5.500%, due 01/15/19	651,000	739,162
5.750%, due 04/01/37	275,000	346,690
Progress Energy, Inc.
5.625%, due 01/15/16	995,000	1,050,774
Puget Energy, Inc.
6.000%, due 09/01/21	75,000	87,082
5.625%, due 07/15/22	450,000	519,571
The ADT Corp.
4.125%, due 04/15/19[8]	180,000	178,425

		6,650,628

Electric/gas—0.34%
Ameren Illinois Co.
6.125%, due 11/15/17	1,085,000	1,238,188
CenterPoint Energy, Inc.
6.500%, due 05/01/18	241,000	277,295

		1,515,483

Electrical equipment—0.11%
Anixter, Inc.
5.950%, due 03/01/15	500,000	504,375

Finance-captive automotive—2.30%
American Honda Finance Corp.
1.000%, due 08/11/15[2]	1,315,000	1,321,888
Associated Banc-Corp
5.125%, due 03/28/16	822,000	865,758
CDP Financial, Inc.
4.400%, due 11/25/19[2]	1,160,000	1,282,125
ERP Operating LP
3.000%, due 04/15/23	525,000	510,070
Ford Motor Credit Co. LLC
1.483%, due 05/09/16[3]	680,000	688,380
1.700%, due 05/09/16	1,455,000	1,465,856
2.375%, due 01/16/18	545,000	550,217
6.625%, due 08/15/17	220,000	248,030

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
FS Investment Corp.
4.000%, due 07/15/19	200,000	200,768
General Motors Financial Co., Inc.
2.625%, due 07/10/17	105,000	106,473
3.000%, due 09/25/17	135,000	137,700
3.500%, due 07/10/19	675,000	695,766
Hyundai Capital America
2.550%, due 02/06/19[2]	550,000	553,812
Janus Capital Group, Inc.
6.700%, due 06/15/17[7]	1,000,000	1,116,974
Regions Bank
7.500%, due 05/15/18	450,000	527,205

		10,271,022

Finance-other—0.24%
FMS Wertmanagement AoeR
1.125%, due 09/05/17	525,000	526,184
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	551,721

		1,077,905

Financial services—4.09%
Ally Financial, Inc.
5.500%, due 02/15/17	1,150,000	1,223,255
8.000%, due 11/01/31	275,000	349,937
Barclays PLC
4.375%, due 09/11/24	555,000	538,378
Citigroup, Inc.
1.250%, due 01/15/16	365,000	366,556
2.550%, due 04/08/19	200,000	202,102
3.750%, due 06/16/24	315,000	320,086
4.587%, due 12/15/15	661,000	688,553
5.350%, due 05/15/23[3,9]	215,000	200,488
5.800%, due 11/15/19[3,9]	755,000	756,510
6.300%, due 05/15/24[3,9]	215,000	213,656
Credit Suisse AG Guernsey
1.625%, due 03/06/15[2]	2,465,000	2,475,457
2.600%, due 05/27/16[2]	1,660,000	1,709,923
Doric Nimrod Air Alpha Ltd 2013-1 Pass Through Trust
5.250%, due 05/30/23[2,8]	378,009	397,855
ERAC USA Finance LLC
6.375%, due 10/15/17[2]	1,000,000	1,132,974
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[2]	495,000	493,509

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%, due 03/15/17	455,000	452,725
5.875%, due 02/01/22	75,000	77,063
6.000%, due 08/01/20	850,000	892,500
Intesa Sanpaolo SpA
5.017%, due 06/26/24[2]	200,000	195,463
JPMorgan Chase & Co.
2.200%, due 10/22/19	410,000	405,072
3.875%, due 09/10/24	195,000	193,731
Morgan Stanley
2.125%, due 04/25/18	860,000	862,382
3.750%, due 02/25/23	210,000	212,689
4.350%, due 09/08/26	330,000	330,896
5.450%, due 07/15/19[3,9]	335,000	336,570
6.625%, due 04/01/18	400,000	458,062
Morgan Stanley MTN
6.000%, due 04/28/15	1,025,000	1,051,442
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[2]	685,027	719,361
The Hartford Financial Services Group, Inc.
8.125%, due 06/15/38[3]	380,000	440,800
US Bancorp MTN
1.950%, due 11/15/18	560,000	561,728

		18,259,723

Food processors/beverage/bottling—0.12%
Ashland, Inc.
3.000%, due 03/15/16	550,000	555,500

Food/beverage—0.15%
WM Wrigley Jr Co.
1.400%, due 10/21/16[2]	665,000	668,533

Gas pipelines—0.17%
Kinder Morgan, Inc. El Paso Corp
7.000%, due 06/15/17	680,000	756,500

Hotels, restaurants & leisure—0.23%
Wyndham Worldwide Corp.
2.950%, due 03/01/17	1,000,000	1,024,377

Industrial conglomerates—0.04%
General Electric Co.
3.375%, due 03/11/24	190,000	195,377

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Insurance—0.79%
MetLife Institutional Funding II
1.625%, due 04/02/15[2]	1,440,000	1,447,225
New York Life Global Funding
0.750%, due 07/24/15[2]	1,160,000	1,163,078
Pacific LifeCorp.
5.125%, due 01/30/43[2]	360,000	375,084
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	260,000	268,160
4.750%, due 09/17/15	270,000	279,309

		3,532,856

Manufacturing-diversified—0.02%
SPX Corp.
6.875%, due 09/01/17	95,000	103,787

Media—1.04%
British Sky Broadcasting Group PLC
2.625%, due 09/16/19[2]	200,000	200,555
9.500%, due 11/15/18[2]	405,000	513,897
Comcast Corp.
4.200%, due 08/15/34	330,000	333,063
4.250%, due 01/15/33	360,000	367,070
4.750%, due 03/01/44	260,000	279,359
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.800%, due 03/15/22	73,000	74,361
4.450%, due 04/01/24	276,000	287,960
4.600%, due 02/15/21	118,000	127,812
DISH DBS Corp.
5.000%, due 03/15/23	140,000	139,475
5.125%, due 05/01/20	295,000	306,800
Expedia, Inc.
7.456%, due 08/15/18[8]	465,000	543,190
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[2,9]	375,000	390,635
NBCUniversal Media LLC
4.450%, due 01/15/43	280,000	285,404
Omnicom Group, Inc.
3.650%, due 11/01/24	144,000	143,047

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Thomson Reuters Corp.
1.300%, due 02/23/17	650,000	649,799

		4,642,427

Medical providers—0.61%
HCA, Inc.
3.750%, due 03/15/19	310,000	310,775
Tenet Healthcare Corp.
8.125%, due 04/01/22	500,000	573,125
UnitedHealth Group, Inc.
2.875%, due 03/15/22	565,000	565,178
3.375%, due 11/15/21	165,000	171,860
WellPoint, Inc.
1.875%, due 01/15/18	1,000,000	1,001,359
3.300%, due 01/15/23	83,000	82,086

		2,704,383

Metals & mining—0.59%
ArcelorMittal
5.000%, due 02/25/17[7]	550,000	574,750
Glencore Funding LLC
3.125%, due 04/29/19[2]	540,000	545,130
Harsco Corp.
2.700%, due 10/15/15	500,000	499,580
Novelis, Inc.
8.750%, due 12/15/20	665,000	725,681
Rio Tinto Finance USA PLC
2.875%, due 08/21/22[8]	291,000	284,122

		2,629,263

Multi-line insurance—0.21%
American International Group, Inc.
4.875%, due 06/01/22	245,000	273,271
5.450%, due 05/18/17	600,000	659,965

		933,236

Oil & gas—1.82%
Anadarko Petroleum Corp.
3.450%, due 07/15/24	165,000	162,651
California Resources Corp.
6.000%, due 11/15/24[2]	385,000	392,700

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Chesapeake Energy Corp.
3.250%, due 03/15/16	550,000	550,687
5.750%, due 03/15/23	615,000	673,425
6.625%, due 08/15/20	300,000	338,250
Chevron Corp.
3.191%, due 06/24/23	205,000	209,107
CONSOL Energy, Inc.
5.875%, due 04/15/22[2]	270,000	274,050
Continental Resources, Inc.
4.900%, due 06/01/44	90,000	88,882
5.000%, due 09/15/22	505,000	535,300
Denbury Resources, Inc.
4.625%, due 07/15/23	365,000	337,169
Ensco PLC
4.500%, due 10/01/24[8]	195,000	197,484
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, due 11/15/20	505,000	551,460
Kinder Morgan Energy Partners LP
4.150%, due 02/01/24	100,000	99,012
4.250%, due 09/01/24	180,000	179,209
MEG Energy Corp.
6.375%, due 01/30/23[2]	185,000	183,150
7.000%, due 03/31/24[2]	375,000	376,875
Peabody Energy Corp.
6.000%, due 11/15/18	830,000	803,025
Petroleos Mexicanos
4.875%, due 01/24/22	114,000	121,524
6.000%, due 03/05/20	35,000	39,637
8.000%, due 05/03/19	100,000	121,260
Pioneer Natural Resources Co.
6.875%, due 05/01/18	865,000	991,664
Rowan Cos., Inc.
5.000%, due 09/01/17	69,000	74,299
Statoil ASA
2.650%, due 01/15/24	435,000	417,746
Transocean, Inc.
5.050%, due 12/15/16	386,000	405,089

		8,123,655

Oil field equipment & services—0.13%
SESI LLC
7.125%, due 12/15/21	520,000	561,600

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil services—0.58%
BP Capital Markets PLC
2.500%, due 11/06/22	800,000	759,302
2.521%, due 01/15/20	175,000	175,769
2.750%, due 05/10/23	145,000	138,135
Petrobras International Finance Co. SA
3.875%, due 01/27/16	1,505,000	1,531,353

		2,604,559

Paper & forest products—0.03%
International Paper Co.
3.650%, due 06/15/24	125,000	123,598

Pharmaceuticals—1.26%
Actavis Funding SCS
3.850%, due 06/15/24[2]	275,000	267,658
Bayer US Finance LLC
3.375%, due 10/08/24[2]	200,000	200,585
Forest Laboratories, Inc.
5.000%, due 12/15/21[2]	1,100,000	1,178,708
Hospira, Inc.
5.800%, due 08/12/23	455,000	503,342
Mylan, Inc.
6.000%, due 11/15/18[2]	1,040,000	1,071,455
Novartis Capital Corp.
3.400%, due 05/06/24	255,000	261,892
Takeda Pharmaceutical Co. Ltd.
1.031%, due 03/17/15[2]	1,460,000	1,463,713
Valeant Pharmaceuticals International
6.875%, due 12/01/18[2]	655,000	677,925

		5,625,278

Pipelines—1.59%
Buckeye Partners LP
2.650%, due 11/15/18	220,000	219,760
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000	2,806,330
Energy Transfer Partners LP
4.150%, due 10/01/20	95,000	99,021
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,145,000	1,178,436
3.350%, due 03/15/23	80,000	79,307
8.375%, due 08/01/66[3]	585,000	639,113

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[7]	730,000	764,675
5.625%, due 04/15/23	375,000	388,125
5.750%, due 05/15/24[2]	297,000	307,024
Williams Cos., Inc.
7.875%, due 09/01/21	520,000	627,840

		7,109,631

Real estate investment trusts—0.58%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%, due 02/06/17[8]	820,000	800,792
3.000%, due 02/06/19[8]	960,000	924,451
AvalonBay Communities, Inc. MTN
2.850%, due 03/15/23	200,000	192,049
Boston Properties LP
3.850%, due 02/01/23	205,000	211,116
Simon Property Group LP
3.750%, due 02/01/24	255,000	265,880
UDR, Inc. MTN
3.750%, due 07/01/24	185,000	185,875

		2,580,163

Rental auto/equipment—0.10%
United Rentals North America, Inc.
6.125%, due 06/15/23	425,000	457,406

Retail—0.72%
Advance Auto Parts, Inc.
5.750%, due 05/01/20	465,000	523,542
Amazon.com, Inc.
0.650%, due 11/27/15	1,190,000	1,191,191
Macy’s Retail Holdings, Inc.
7.450%, due 07/15/17	1,000,000	1,148,959
Penske Automotive Group, Inc.
5.750%, due 10/01/22	335,000	348,400

		3,212,092

Software & services—0.11%
Oracle Corp.
2.800%, due 07/08/21	340,000	341,185

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Software & services—(concluded)
3.400%, due 07/08/24	152,000	153,715

		494,900

Special purpose entity—0.55%
Bunge Ltd. Finance Corp.
3.200%, due 06/15/17	1,127,000	1,169,589
CNH Industrial Capital LLC
3.375%, due 07/15/19[2]	580,000	564,050
Crown Castle Towers LLC
6.113%, due 01/15/20[2]	495,000	571,906
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[2]	150,000	149,424

		2,454,969

Technology, hardware & equipment—0.25%
Pitney Bowes, Inc. MTN
5.750%, due 09/15/17	994,000	1,099,366

Telecommunications—0.94%
Alcatel-Lucent USA, Inc.
6.750%, due 11/15/20[2]	460,000	473,800
Sprint Nextel Corp.
7.875%, due 09/15/23[2]	530,000	573,725
Verizon Communications, Inc.
2.450%, due 11/01/22	560,000	525,307
3.000%, due 11/01/21	405,000	401,896
4.150%, due 03/15/24	366,000	380,684
5.150%, due 09/15/23	1,629,000	1,824,297

		4,179,709

Telephone-integrated—0.21%
Level 3 Financing, Inc.
6.125%, due 01/15/21[2]	495,000	519,131

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telephone-integrated—(concluded)
8.125%, due 07/01/19	400,000	428,000

		947,131

Textile/apparel—0.12%
Hanesbrands, Inc.
6.375%, due 12/15/20	520,000	551,850

Tobacco—0.10%
Philip Morris International, Inc.
1.875%, due 01/15/19	270,000	269,417
Reynolds American, Inc.
6.150%, due 09/15/43	152,000	177,236

		446,653

Transportation—0.15%
Ryder System, Inc. MTN
2.450%, due 09/03/19	180,000	180,090
Union Pacific Railroad Co. 2014-1 Pass Through Trust
3.227%, due 05/14/26	200,000	199,750
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[2,8]	278,021	287,752

		667,592

Utilities—0.29%
HD Supply, Inc.
7.500%, due 07/15/20	1,125,000	1,198,125
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	69,000	73,140

		1,271,265

Wireless telecommunications—0.68%
Crown Castle International Corp.
5.250%, due 01/15/23	330,000	337,837
IAC/InterActiveCorp
4.875%, due 11/30/18	535,000	551,050
Sprint Communications, Inc.
7.000%, due 03/01/20[2]	498,000	555,519
T-Mobile USA, Inc.
6.464%, due 04/28/19	1,005,000	1,047,712
6.500%, due 01/15/24	135,000	141,413

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
6.731%, due 04/28/22	105,000	111,038
Vodafone Group PLC
2.500%, due 09/26/22	325,000	302,967

		3,047,536

Total corporate notes (cost—$142,569,932)		144,109,803

	Number of shares
Preferred stocks—0.57%
Banking-US—0.34%
State Street Corp.[3,10]	19,216	501,538
The Goldman Sachs Group, Inc.[3,11]	9,170	219,438
The Goldman Sachs Group, Inc.[3,8,12]	10,500	266,700
Wells Fargo & Co.[3,13]	20,000	519,200

		1,506,876

Financial services—0.23%
Morgan Stanley[14]	40,000	1,019,200

Total preferred stocks (cost—$2,489,050)		2,526,076

	Face amount[1]
Non-US government obligations—0.52%
Brazilian Government International Bond
4.250%, due 01/07/25	876,000	890,016
Mexico Government International Bond
3.500%, due 01/21/21	488,000	503,860
Republic of Colombia
2.625%, due 03/15/23	530,000	496,875
South Africa Government International Bond
5.375%, due 07/24/44	200,000	206,750

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
Uruguay Government International Bond
4.500%, due 08/14/24		190,000	199,975

Total non-US government obligations (cost—$2,300,124)			2,297,476

Repurchase agreement—4.59%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $13,258,308 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $8,785,144 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$20,906,174); proceeds: $20,496,000 (cost—$20,496,000)		20,496,000	20,496,000

	Number of contracts/ Notional amount
Options purchased—0.13%
Call swaptions purchased[5]—0.05%
3 Month USD LIBOR 5 Year Swap, strike @ 2.53%, expires 09/24/15 (Counterparty: JPMCB; receive fixed rate); underlying swap terminates 09/28/20	USD	10,800,000	244,968

Put options & swaptions purchased—0.08%
Eurodollar Futures, strike @ 98, expires 12/14/15		167	10,437
Eurodollar Futures, strike @ 99, expires 12/14/15		167	67,844
Eurodollar 1 Year Mid-Curve Options, strike @ USD 98.75, expires 12/12/14		153	1,912
Eurodollar 3 Year Mid-Curve Options, strike @ USD 97.5, expires 12/12/14		160	65,000
3 Month USD LIBOR 5 Year Swap, strike @ 2.530%, expires 09/24/15 (Counterparty: JPMCB; receive fixed rate); underlying swap terminates 09/28/20[5]	USD	10,800,000	105,422

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
3 Month USD LIBOR 5 Year Swap, strike @ 4.500%, expires 07/18/18 (Counterparty: CSI; receive fixed rate); underlying swap terminates 07/20/23[5]	USD	8,400,000	100,398

Total put options & swaptions purchased			351,013

Total options purchased (cost—$791,865)			595,981

	Number of shares
Investment of cash collateral from securities loaned—1.02%
Money market fund—1.02%
UBS Private Money Market Fund LLC[15] (cost—$4,546,738)		4,546,738	4,546,738

Total investments (cost—$454,248,551)[16]—102.05%			455,534,463
Liabilities in excess of other assets—(2.05)%			(9,155,191)

Net assets—100.00%			446,379,272

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,289,767
Gross unrealized depreciation	(2,003,855)

Net unrealized appreciation	$1,285,912

Written options

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
334	Eurodollar Futures, strike @ 98.5	12/14/15	66,283	(52,188)	14,095
160	Eurodollar 3 Year Mid-Curve Options, strike @ 97.125	12/12/14	9,752	(14,000)	(4,248)
42	US Treasury Note 10 Year Futures, strike @ 126.5	11/21/14	18,644	(27,562)	(8,918)

			94,679	(93,750)	929

Written option activity for the three months ended October 31, 2014 was as follows:

	Number of Contracts	Premiums received($)
Options outstanding at July 31, 2014	—	—
Options written	536	94,679
Options exercised	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—

Options outstanding at October 31, 2014	536	94,679

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Written swaptions5

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	3,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.50%, terminating 05/28/25	BOA	Receive	05/26/15	31,850	(48,758)	(16,908)
USD	12,100	3 Month USD LIBOR Interest Rate Swap strike @ 3.02%, terminating 09/28/25	JPMCB	Receive	09/24/15	328,515	(475,172)	(146,657)

						360,365	(523,930)	(163,565)

		Put swaptions written
USD	12,100	3 Month USD LIBOR Interest Rate Swap strike @ 3.02%, terminating 09/28/25	JPMCB	Pay	09/24/15	328,516	(220,150)	108,366
USD	10,100	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 06/26/25	CSI	Pay	06/24/15	199,222	(65,918)	133,304
USD	3,500	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 05/28/25	BOA	Pay	05/26/15	43,750	(8,170)	35,580
USD	16,800	3 Month USD LIBOR Interest Rate Swap strike @ 6.00%, terminating 07/20/23	CSI	Pay	07/18/18	258,690	(68,903)	189,787

						830,178	(363,141)	467,037

						1,190,543	(887,071)	303,472

Swaptions activity for the three months ended October 31, 2014 was as follows:

Premiums received ($)
Swaptions outstanding at July 31, 2014	612,602
Swaptions written	810,464
Swaptions exercised	—
Swaptions terminated in closing purchase transactions	(226,223)
Swaptions expired prior to exercise	(6,300)

Swaptions outstanding at October 31, 2014	1,190,543

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
8	USD	US Long Bond Futures	December 2014	1,112,796	1,128,750	15,954
213	USD	US Treasury Note 2 Year Futures	December 2014	46,658,599	46,766,812	108,213
90	USD	US Treasury Note 10 Year Futures	December 2014	11,256,881	11,372,344	115,463
Interest rate futures buy contracts:
23	EUR	German Euro Bund Futures	December 2014	10,690	10,665	(25)

				59,038,966	59,278,571	239,605

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
42	USD	Ultra Long US Treasury Bond Futures	December 2014	6,482,098	6,586,125	(104,027)
45	USD	US Long Bond Futures	December 2014	6,280,399	6,349,219	(68,820)
108	USD	US Treasury Note 5 Year Futures	December 2014	12,928,714	12,898,406	30,308

				25,690,930	25,833,750	(142,539)

						96,066

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	GBP	1,065,000	USD	1,751,295	11/05/14	47,627
BB	GBP	1,060,000	USD	1,723,772	11/12/14	28,200
CSI	AUD	1,830,000	USD	1,691,566	11/10/14	81,838
CSI	USD	1,666,319	AUD	1,830,000	11/10/14	(56,591)
CSI	USD	1,756,545	GBP	1,065,000	11/05/14	(52,878)
CSI	USD	1,743,474	GBP	1,065,000	11/12/14	(39,904)
JPMCB	EUR	379,310	USD	483,943	01/21/15	8,362

						16,654

Centrally cleared credit default swaps—buy protection17

Referenced obligations[18]	Notional amount (000)		Termination date	Payments made by the Portfolio[19](%)	Upfront payments received ($)	Value($)	Unrealized depreciation($)
CDX North America High Yield Series 23 Index bond	USD	3,110	12/20/19	5.000	213,872	(234,948)	(21,076)

Credit default swaps on corporate issues—sell protection20

Counterparty	Referenced obligations[18]	Notional amount (000)		Termination dates	Payments received by the Portfolio[19] (%)	Upfront payments received ($)	Value($)	Unrealized appreciation ($)	Credit spread[21]
GSB	Devon Energy Corp. bond, 7.950%, due 04/15/32	USD	167	12/20/19	1.000	404	505	101	0.96

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	179,415,087	—	179,415,087
Commercial paper	—	19,955,700	—	19,955,700
Federal home loan bank certificate	—	735,342	—	735,342
Federal home loan mortgage corporation certificates	—	544,287	—	544,287
Federal national mortgage association certificates	—	3,013,495	—	3,013,495
Collateralized mortgage obligations	—	34,466,498	545,876	35,012,374
Asset-backed securities	—	42,286,104	—	42,286,104
Corporate notes	—	144,109,803	—	144,109,803
Preferred stocks	2,526,076	—	—	2,526,076
Non-US government obligations	—	2,297,476	—	2,297,476
Repurchase agreement	—	20,496,000	—	20,496,000
Options purchased	145,193	450,788	—	595,981
Investment of cash collateral from securities loaned	—	4,546,738	—	4,546,738
Futures contracts	269,938	—	—	269,938
Forward foreign currency contracts	—	166,027	—	166,027
Swap agreements	—	505	—	505

Total	2,941,207	452,483,850	545,876	455,970,933

Liabilities
Written options	(93,750)	—	—	(93,750)
Written swaptions	—	(887,071)	—	(887,071)
Futures contracts	(172,872)	—	—	(172,872)
Forward foreign currency contracts	—	(149,373)	—	(149,373)
Swap agreements	—	(234,948)	—	(234,948)

Total	(266,622)	(1,271,392)	—	(1,538,014)

At October 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Total ($)
Beginning balance	691,108	149,980	841,088
Purchases	—	—	—
Sales	(188,272)	—	(188,272)
Accrued discounts/(premiums)	—	20	20
Total realized gain/(loss)	905	—	905
Net change in unrealized appreciation/depreciation	4,654	(94)	4,560
Transfers into Level 3	134,134	—	134,134
Transfers out of Level 3	(96,653)	(149,906)	(246,559)

Ending balance	545,876	—	545,876

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2014 was $4,450. Transfers out of Level 3 represent the value at the end of the period. At October 31, 2014, securities were transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	92.7
Cayman Islands	1.5
Switzerland	0.9
United Kingdom	0.8
Canada	0.7
Australia	0.5
South Korea	0.4
Luxembourg	0.4
Japan	0.3
Brazil	0.3
Mexico	0.2
Venezuela	0.2
Argentina	0.2
Netherlands	0.2
Germany	0.1
Colombia	0.1
France	0.1
Italy	0.1
Norway	0.1
Guernsey	0.1
South Africa	0.1
Uruguay	0.0	†

Total	100.0

†	Amount represents less than 0.05%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	In US Dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 19.10% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically.
4	Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with these securities is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
5	Illiquid investment as of October 31, 2014.
6	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2014, the value of these securities amounted to 0.09% of net assets.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Security, or portion thereof, was on loan at October 31, 2014.
9	Perpetual investment. The maturity date reflects the next call date.
10	Non cumulative preferred stock. Convertible until 03/15/24.
11	Non cumulative preferred stock. Convertible until 05/10/23.
12	Non cumulative preferred stock. Convertible until 05/10/24.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

13	Non cumulative preferred stock. Convertible until 09/15/23.
14	Non cumulative preferred stock. Convertible until 07/15/19.
15	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	66,357,164	153,162,875	214,973,301	4,546,738	994

16	Includes $4,427,395 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $4,546,738.
17	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index
18	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
19	Payments made/received are based on the notional amount.
20	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
21	Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
US government obligations—44.26%
US Treasury Bonds
3.125%, due 08/15/44	16,900,000	17,108,614
US Treasury Inflation Index Bonds (TIPS)
2.000%, due 01/15/26	2,756,435	3,185,405
2.375%, due 01/15/27	3,774,432	4,546,126
2.500%, due 01/15/29	2,105,010	2,619,258
US Treasury Inflation Index Notes (TIPS)
0.125%, due 07/15/22	7,757,700	7,649,216
0.125%, due 07/15/24	62,409,648	60,693,383
US Treasury Notes
1.625%, due 07/31/19	36,500,000	36,588,403
2.000%, due 02/28/21[2]	56,400,000	56,514,548
2.125%, due 09/30/21	42,100,000	42,336,812
2.250%, due 04/30/21	22,000,000	22,347,182
2.500%, due 05/15/24	7,900,000	8,027,143
2.750%, due 11/15/23	74,600,000	77,578,181
2.750%, due 02/15/24[2]	76,500,000	79,452,441

Total US government obligations (cost—$413,292,556)		418,646,712

Government national mortgage association certificates††—0.00%
GNMA II ARM
1.625%, due 11/20/23[3]	4,289	4,414
1.625%, due 07/20/25[3]	5,715	5,922
1.625%, due 01/20/26[3]	10,380	10,700
1.625%, due 05/20/26[3]	17,994	18,546

Total government national mortgage association certificates (cost—$38,758)		39,582

Federal home loan mortgage corporation certificates*—0.14%
FHLMC
7.645%, due 05/01/25[4]	1,124,663	1,225,027
FHLMC ARM
5.507%, due 03/01/36[3]	63,257	64,732

Total federal home loan mortgage corporation certificates (cost—$1,189,749)		1,289,759

Federal housing administration certificates††—0.00%
FHA GMAC
7.430%, due 06/01/21	14,524	14,524

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Federal housing administration certificates††—(concluded)
FHA Reilly
7.430%, due 10/01/20	3,401	3,401

Total federal housing administration certificates (cost—$18,825)		17,925

Federal national mortgage association certificates*—2.46%
FNMA
3.500%, due 11/01/21	3,995,510	4,243,633
3.500%, due 12/01/25	791,217	837,336
4.500%, due 04/01/29	476,467	516,437
5.401%, due 11/01/34	8,567,005	9,797,788
FNMA ARM
1.518%, due 08/01/40[3]	49,693	49,920
2.333%, due 04/01/27[3]	17,287	18,167
2.375%, due 03/01/36[3]	58,489	61,666
2.393%, due 10/01/35[3]	102,163	109,960
2.394%, due 05/01/30[3]	50,531	52,688
2.401%, due 05/01/27[3]	11,736	11,811
2.436%, due 09/01/35[3]	80,007	85,986
2.504%, due 01/01/36[3]	70,919	71,908
5.340%, due 01/01/36[3]	127,395	136,420
5.370%, due 11/01/35[3]	108,340	116,267
5.487%, due 12/01/35[3]	110,387	118,104
5.514%, due 03/01/36[3]	71,455	76,331
5.689%, due 06/01/36[3]	17,618	17,651
5.705%, due 03/01/36[3]	82,769	89,452
5.746%, due 02/01/36[3]	145,501	157,118
5.783%, due 03/01/36[3]	93,850	100,308
FNMA ARM COFI
3.250%, due 11/01/26[4]	40,560	36,422
FNMA TBA
3.000%	6,000,000	5,983,358
4.500%	500,000	541,875

Total federal national mortgage association certificates (cost—$21,771,739)		23,230,606

Collateralized mortgage obligations—18.27%
ARM Trust, Series 2005-5, Class 2A1
2.758%, due 09/25/35[3]	308,805	272,566
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A
5.561%, due 04/10/49[3]	402,822	433,928
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.629%, due 05/25/35[3]	1,616,423	1,648,243
Series 2007-3, Class 2A1
5.500%, due 09/25/34	139,212	140,206

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Banc of America Large Loan, Series 2010-UB5, Class A4A
5.649%, due 02/17/51[3,5]	2,300,839	2,457,089
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[5]	1,000,000	988,944
Banc of America Mortgage Securities, Inc., Series 2004-H, Class 2A2
2.640%, due 09/25/34[3]	1,577,206	1,572,297
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.321%, due 07/20/32[3]	5,360	5,439
BCAP LLC 2011-RR10 Trust, Class 3A5
2.619%, due 06/26/35[3,5]	1,456,477	1,469,859
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.059%, due 10/25/33[3]	34,540	31,924
Series 2004-9, Class 2A1
2.468%, due 09/25/34[3]	776,649	686,995
Series 2005-7, Class 22A1
2.649%, due 09/25/35[3]	1,221,907	1,004,510
Series 2006-1, Class 21A2
2.538%, due 02/25/36[3]	1,122,148	763,403
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
2.234%, due 04/25/33[3]	14,456	14,409
Series 2003-1, Class 6A1
2.504%, due 04/25/33[3]	57,767	58,169
Series 2003-5, Class 2A1
2.437%, due 08/25/33[3]	345,397	350,823
Series 2004-3, Class 1A2
2.781%, due 07/25/34[3]	268,011	267,219
Series 2004-6, Class 2A1
2.661%, due 09/25/34[3]	1,408,169	1,312,608
Series 2004-7, Class 1A1
2.793%, due 10/25/34[3]	356,522	316,972
Series 2004-9, Class 22A1
3.012%, due 11/25/34[3]	36,461	36,574
Series 2005-2, Class A1
2.580%, due 03/25/35[3]	1,036,097	1,046,242
Series 2005-5, Class A2
2.271%, due 08/25/35[3]	1,776,004	1,783,241
Series 2005-9, Class A1
2.430%, due 10/25/35[3]	1,389,701	1,367,879
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	3,185,982
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	1,201,446	1,183,131
Citigroup Mortgage Loan Trust, Inc.,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-11, Class A1A
2.510%, due 05/25/35[3]	603,552	598,586
Series 2005-4, Class A
5.208%, due 08/25/35[3]	1,558,247	1,526,087
Series 2005-6, Class A2
2.280%, due 09/25/35[3]	120,650	120,597
Series 2005-6, Class A3
1.930%, due 09/25/35[3]	21,543	20,947
Series 2006-AR1, Class 1A1
2.500%, due 10/25/35[3]	3,265,811	3,203,933
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	142,669	147,550
Series 2005-62, Class 2A1
1.115%, due 12/25/35[3]	456,651	379,385
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	925,648	797,674
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
5.747%, due 01/25/34[3,5]	955,071	982,928
Series 2004-12, Class 11A1
2.624%, due 08/25/34[3]	483,631	425,770
Series 2004-12, Class 11A2
2.624%, due 08/25/34[3]	310,906	285,806
Series 2004-12, Class 12A1
2.487%, due 08/25/34[3]	94,137	81,648
Series 2005-HYB9, Class 5A1
2.330%, due 02/20/36[3]	378,023	323,008
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A
5.668%, due 03/15/39[3]	5,667,591	5,938,371
DBRR 2013-EZ2 Trust, Series 2013-EZ2, Class A
0.853%, due 02/25/45[3,4,5]	1,410,834	1,409,240
FHLMC REMIC, *
Series 1278, Class K
7.000%, due 05/15/22	38,240	41,847
Series 1367, Class KA
6.500%, due 09/15/22	906	988
Series 1502, Class PX
7.000%, due 04/15/23	279,923	309,644
Series 1503, Class PZ
7.000%, due 05/15/23	84,906	96,059
Series 1534, Class Z
5.000%, due 06/15/23	90,541	97,483
Series 1548, Class Z
7.000%, due 07/15/23	63,353	71,304
Series 1562, Class Z
7.000%, due 07/15/23	108,326	121,866
Series 1694, Class Z
6.500%, due 03/15/24	47,272	52,808
Series 2061, Class Z
6.500%, due 06/15/28	161,672	178,873

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2400, Class FQ
0.653%, due 01/15/32[3]	106,401	107,801
Series 2764, Class LZ
4.500%, due 03/15/34	1,682,280	1,794,066
Series 2764, Class ZG
5.500%, due 03/15/34	3,755,067	4,177,572
Series 2835, Class JZ
5.000%, due 08/15/34	814,959	869,563
Series 2921, Class PG
5.000%, due 01/15/35	5,985,794	6,436,632
Series 2983, Class TZ
6.000%, due 05/15/35	3,911,099	4,302,733
Series 3149, Class CZ
6.000%, due 05/15/36	4,305,616	4,779,135
Series G23, Class KZ
6.500%, due 11/25/23	81,433	90,786
Series T-054, Class 2A
6.500%, due 02/25/43	703,636	834,633
Series T-058, Class 2A
6.500%, due 09/25/43	2,528,403	2,889,325
Series T-075, Class A1
0.192%, due 12/25/36[3]	1,150,854	1,143,758
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.612%, due 08/25/35[3]	80,504	74,876
FNMA REMIC, *
Series 1991-065, Class Z
6.500%, due 06/25/21	3,134	3,349
Series 1992-040, Class ZC
7.000%, due 07/25/22	10,716	11,817
Series 1992-129, Class L
6.000%, due 07/25/22	4,889	5,317
Series 1993-037, Class PX
7.000%, due 03/25/23	13,703	15,318
Series 1993-060, Class Z
7.000%, due 05/25/23	73,682	81,426
Series 1993-070, Class Z
6.900%, due 05/25/23	11,561	12,914
Series 1993-096, Class PZ
7.000%, due 06/25/23	64,318	71,118
Series 1993-160, Class ZB
6.500%, due 09/25/23	24,154	26,648
Series 1993-163, Class ZB
7.000%, due 09/25/23	6,423	7,231
Series 1998-066, Class FG
0.452%, due 12/25/28[3]	52,283	52,579
Series 1999-W4, Class A9
6.250%, due 02/25/29	384,077	428,818
Series 2000-034, Class F
0.602%, due 10/25/30[3]	8,077	8,179
Series 2002-080, Class A1
6.500%, due 11/25/42	1,220,259	1,399,669

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2003-064, Class AH
6.000%, due 07/25/33	4,344,759	4,766,483
Series 2003-W8, Class 2A
7.000%, due 10/25/42	62,804	71,622
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	927,333	1,049,997
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,210,624	1,391,373
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,697,253	1,869,285
Series 2005-116, Class TZ
5.500%, due 01/25/36	5,809,942	6,448,321
Series 2005-120, Class ZU
5.500%, due 01/25/36	5,696,361	6,335,066
Series 2006-065, Class GD
6.000%, due 07/25/26	1,783,939	1,998,598
GNMA REMIC,
Trust Series 2000-009, Class FG
0.752%, due 02/16/30[3]	73,296	73,978
Trust Series 2002-031, Class FW
0.552%, due 06/16/31[3]	78,775	79,193
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	9,599,703	10,763,196
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	8,121,339	9,213,894
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.660%, due 09/25/35[3]	1,056,106	1,059,389
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.507%, due 01/19/35[3]	96,709	70,708
Series 2005-4, Class 3A1
2.613%, due 07/19/35[3]	498,578	452,930
Housing Security, Inc., Series 1992-8, Class B
2.373%, due 06/25/24[3]	82,035	82,590
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A1A
5.397%, due 05/15/45	7,771,698	8,245,624
Series 2006-LDP9, Class A1A
5.257%, due 05/15/47	8,439,241	8,869,710
JP Morgan Mortgage Trust,
Series 2005-A1, Class 6T1
2.640%, due 02/25/35[3]	17,315	16,971
Series 2005-A8, Class 1A1
5.040%, due 11/25/35[3]	2,638,093	2,500,997
Series 2006-A4, Class 2A2
2.363%, due 06/25/36[3]	830,787	748,008
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.558%, due 01/20/17[3]	47,404	47,771

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[5]	1,155,564	1,187,565
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.362%, due 04/25/46[3]	1,530,684	781,905
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.602%, due 12/25/36[3]	1,305,030	488,516
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,300,573
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.640%, due 04/20/35[3]	1,319,489	1,310,906
Series 2007-3, Class 1A1
0.357%, due 07/20/36[3]	425,252	395,211
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	103,992	114,349
Series 2000-20K, Class 1
7.220%, due 11/01/20	162,226	171,735
Series 2002-20K, Class 1
5.080%, due 11/01/22	913,570	983,119
Series 2003-20I, Class 1
5.130%, due 09/01/23	159,014	172,306
Series 2003-20L, Class 1
4.890%, due 12/01/23	525,350	565,352
Series 2005-20H, Class 1
5.110%, due 08/01/25	853,790	927,494
Series 2007-20D, Class 1
5.320%, due 04/01/27	2,709,901	3,027,383
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.452%, due 07/25/34[3]	910,362	909,042
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.817%, due 09/19/32[3]	217,428	211,280
Series 2006-AR3, Class 11A1
0.362%, due 04/25/36[3]	3,524,944	2,588,638
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	991,475	977,125
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A
5.749%, due 07/15/45[3]	8,153,216	8,706,574
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.515%, due 06/25/42[3]	41,007	39,556
Series 2005-AR1, Class A1A
0.472%, due 01/25/45[3]	105,901	99,294

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2005-AR13, Class A1A1
0.442%, due 10/25/45[3]	1,264,397	1,209,033
Series 2005-AR15, Class A1A1
0.412%, due 11/25/45[3]	143,031	133,353
Series 2005-AR2, Class 2A1A
0.462%, due 01/25/45[3]	126,488	117,487
Series 2006-AR11, Class 2A
2.176%, due 09/25/46[3]	471,732	429,837
Series 2006-AR2, Class 2A1
3.891%, due 03/25/36[3]	1,222,948	1,121,990
Series 2006-AR7, Class 3A
2.167%, due 07/25/46[3]	1,935,716	1,740,416
Series 2006-AR9, Class 1A
1.115%, due 08/25/46[3]	1,399,055	1,216,435
Series 2006-AR9, Class 2A
2.176%, due 08/25/46[3]	1,061,003	958,024
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
2.619%, due 12/25/33[3]	275,319	276,069
Series 2004-CC, Class A1
2.615%, due 01/25/35[3]	180,616	181,264
Series 2004-DD, Class 2A6
2.615%, due 01/25/35[3]	2,083,267	2,072,694
Series 2006-AR2, Class 2A1
2.615%, due 03/25/36[3]	1,462,581	1,456,292
Series 2006-AR8, Class 1A1
2.611%, due 04/25/36[3]	565,696	564,830

Total collateralized mortgage obligations (cost—$165,715,141)		172,827,668

Asset-backed securities—4.66%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R8, Class M1
0.622%, due 10/25/35[3]	1,000,000	967,834
BlueMountain CLO Ltd. Series 2005-1A, Class A1F
0.471%, due 11/15/17[3,5]	40,977	40,973
CHEC Loan Trust, Series 2004-2, Class M1
0.792%, due 06/25/34[3]	1,453,143	1,291,979
Countrywide Asset-Backed Certificates,
0.405%, due 04/25/36[3]	559,632	553,400
0.332%, due 07/25/36[3]	702,461	686,956
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.775%, due 12/16/49[3,5]	1,010,154	1,067,058
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[6]	601,439	382,639

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
0.973%, due 09/15/29[3]		60,720	55,688
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.401%, due 01/15/22[3,5]		7,900,000	7,890,520
Duane Street CLO III Ltd. Series 2006-3A, Class A1
0.480%, due 01/11/21[3,5]		1,527,991	1,521,151
EFS Volunteer LLC, Series 2010-1, Class A1
1.084%, due 10/26/26[3,5]		322,124	323,985
Euro-Galaxy CLO BV, Series 2006-1X, Class A2
0.322%, due 10/23/21[3,7,8]	EUR	2,034,363	2,536,256
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
0.682%, due 09/25/35[3]		1,000,000	932,415
Franklin CLO Ltd. Series 5A, Class A2
0.494%, due 06/15/18[3,5]		2,229,887	2,222,386
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A
0.926%, due 10/18/21[3,5]		1,727,462	1,725,529
Home Equity Asset Trust, Series 2005-2, Class M5
1.247%, due 07/25/35[3]		1,000,000	885,063
Inwood Park CDO Ltd. Series 2006-1A, Class A1A
0.456%, due 01/20/21[3,5]		2,327,309	2,320,290
JP Morgan Mortgage Acquisition Trust 2006-NC1, Class A1
0.325%, due 04/25/36[3]		2,765,429	2,638,499
JP Morgan Mortgage Acquisition Trust 2007-CH2, Class AV1
0.312%, due 01/25/37[3]		2,981,190	2,896,259
Landmark VII CDO Ltd. Series 2006-7A, Class A1L
0.506%, due 07/15/18[3,5]		35,446	35,420
LightPoint Pan-European CLO 2006-1 PLC, Series 2006-1X, Class A
0.338%, due 01/31/22[3,7,8]	EUR	324,251	404,336
Madison Park Funding I Ltd. Series 2005-1A, Class AT
0.503%, due 05/10/19[3,5]		18,174	18,173
Madison Park Funding IV Ltd. Series 2007-4A, Class A1A
0.453%, due 03/22/21[3,5]		488,888	482,581
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30		125,129	126,815

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
0.857%, due 12/25/34[3]	1,202,377	1,155,203
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.482%, due 02/25/36[3]	2,000,000	1,788,690
RASC, Series 2005-KS11 Trust, Class M2
0.572%, due 12/25/35[3]	1,100,000	895,375
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1.055%, due 12/25/34[3]	753,022	662,700
Saxon Asset Securities Trust, Series 2004-1, Class M1
0.950%, due 03/25/35[3]	1,137,378	1,032,324
SLC Student Loan Trust, Series 2008-2, Class A2
0.684%, due 06/15/17[3]	359,224	359,336
SLM Student Loan Trust, Series 2008-9, Class A
1.734%, due 04/25/23[3]	3,932,413	4,050,924
Stoney Lane Funding I Corp. Series 2007-1A, Class A1
0.468%, due 04/18/22[3,5]	1,795,379	1,777,542
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
1.653%, due 04/25/35[3]	98,551	95,080
Structured Asset Securities Corp., Series 2005-WF1, Class M1
0.812%, due 02/25/35[3]	268,286	246,376

Total asset-backed securities (cost—$43,837,995)		44,069,755

Corporate notes—26.51%
Airlines—0.80%
American Airlines 2013-2, Class A Pass Through Trust
4.950%, due 01/15/23	3,115,095	3,325,364
Continental Airlines 2009-2, Series A Pass Through Trust
7.250%, due 11/10/19	160,138	184,559
Continental Airlines 2012-2, Class A Pass Through Trust
4.000%, due 10/29/24	1,514,797	1,522,371

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Airlines—(concluded)
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19		2,245,483	2,520,555

			7,552,849

Banking-non-US—4.67%
Banco do Brasil SA
3.875%, due 10/10/22		400,000	377,600
Banco Mercantil del Norte SA
4.375%, due 07/19/15[5]		1,800,000	1,830,222
Banco Santander Brasil SA
4.250%, due 01/14/16[5]		3,500,000	3,587,500
BPE Financiaciones SA
2.875%, due 05/19/16	EUR	2,100,000	2,684,437
2.500%, due 02/01/17	EUR	4,600,000	5,873,958
DNB Bank ASA
3.200%, due 04/03/17[5]		4,900,000	5,121,034
Eksportfinans ASA
3.000%, due 11/17/14		300,000	300,141
0.890%, due 06/16/15	JPY	100,000,000	881,641
2.000%, due 09/15/15		2,372,000	2,374,348
2.375%, due 05/25/16		1,298,000	1,297,351
5.500%, due 05/25/16		800,000	839,000
2.875%, due 11/16/16	CHF	100,000	105,909
5.500%, due 06/26/17		400,000	426,576
Export-Import Bank of Korea
5.875%, due 01/14/15		2,600,000	2,625,779
1.250%, due 11/20/15		600,000	602,549
5.125%, due 06/29/20		400,000	450,470
4.375%, due 09/15/21		1,300,000	1,410,454
5.000%, due 04/11/22		4,200,000	4,721,549
ICICI Bank Ltd.
5.500%, due 03/25/15[5]		1,800,000	1,828,255
5.000%, due 01/15/16[8]		2,500,000	2,595,025
KBC Bank NV
8.000%, due 01/25/23[3,8]		2,800,000	3,111,500
LBG Capital No.1 PLC
8.500%, due 12/17/21[3,5,9]		400,000	444,800
Royal Bank of Scotland PLC MTN
9.500%, due 03/16/22[3,8]		600,000	685,740

			44,175,838

Banking-US—3.27%
Aviation Capital Group Corp.
6.750%, due 04/06/21[5]		6,120,000	6,976,800
Bank of America Corp.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
5.750%, due 12/01/17		500,000	556,566
2.600%, due 01/15/19		500,000	504,785
7.625%, due 06/01/19		3,700,000	4,487,878
CIT Group, Inc.
4.750%, due 02/15/15[5]		2,900,000	2,921,750
5.250%, due 03/15/18		2,300,000	2,426,500
5.500%, due 02/15/19[5]		1,400,000	1,493,625
Citibank N.A.
2.720%, due 12/31/30		20,000	20,000
JPMorgan Chase Bank N.A.
0.564%, due 06/13/16[3]		400,000	398,872
5.875%, due 06/13/16		1,100,000	1,184,906
0.770%, due 05/31/17[3]	EUR	4,400,000	5,506,968
6.000%, due 10/01/17		3,400,000	3,807,714
4.375%, due 11/30/21[3,8]	EUR	500,000	659,408

			30,945,772

Diversified financials—2.14%
American Express Co.
6.800%, due 09/01/66[3]		3,800,000	4,027,620
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[5]		544,043	572,525
Goldman Sachs Group, Inc.
0.632%, due 07/22/15[3]		300,000	300,027
3.700%, due 08/01/15		1,700,000	1,737,886
0.683%, due 03/22/16[3]		1,200,000	1,198,764
5.950%, due 01/18/18		3,200,000	3,582,880
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[10]		1,900,000	277,875
1.000%, due 12/30/16[10]		900,000	131,625
1.000%, due 01/24/49[10]		4,500,000	663,750
Merrill Lynch & Co. MTN
6.875%, due 04/25/18		6,700,000	7,750,373

			20,243,325

Electric-integrated—0.98%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[5]		200,000	218,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Puget Energy, Inc.
6.500%, due 12/15/20		7,600,000	9,051,744

			9,270,244

Finance-captive automotive—1.89%
Bank of America NA
0.534%, due 06/15/17[3]		3,500,000	3,473,963
Denali Borrower LLC/Denali Finance Corp.
5.625%, due 10/15/20[5]		1,800,000	1,909,125
International Lease Finance Corp.
4.875%, due 04/01/15		100,000	101,172
8.625%, due 09/15/15		1,020,000	1,071,000
5.750%, due 05/15/16		100,000	104,250
Schaeffler Finance BV
7.750%, due 02/15/17[8]	EUR	1,700,000	2,400,898
4.250%, due 05/15/18[8]	EUR	4,250,000	5,477,676
Schaeffler Holding Finance BV
6.875%, due 08/15/18[5]		3,200,000	3,352,000

			17,890,084

Finance-non-captive diversified—0.68%
Ford Motor Credit Co. LLC
2.750%, due 05/15/15		1,425,000	1,439,186
8.000%, due 12/15/16		600,000	679,986
4.250%, due 02/03/17		4,100,000	4,340,522

			6,459,694

Financial services—4.09%
Ally Financial, Inc.
6.750%, due 12/01/14		500,000	501,725
8.300%, due 02/12/15		700,000	711,375
4.625%, due 06/26/15		4,800,000	4,898,400
3.250%, due 09/29/17		100,000	100,750
8.000%, due 03/15/20		81,000	97,402
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[5]		1,000,000	1,184,581
Citigroup, Inc.
4.587%, due 12/15/15		400,000	416,674
1.250%, due 01/15/16		200,000	200,852
6.125%, due 11/21/17		600,000	674,571
1.934%, due 05/15/18[3]		300,000	311,887
8.500%, due 05/22/19		3,000,000	3,764,157
GMAC International Finance BV
7.500%, due 04/21/15[8]	EUR	2,300,000	2,957,576

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Financial services—(concluded)
HSBC Finance Corp.
6.676%, due 01/15/21		1,400,000	1,649,876
JPMorgan Chase & Co.
6.300%, due 04/23/19		400,000	464,200
4.400%, due 07/22/20		600,000	650,390
4.250%, due 10/15/20		3,500,000	3,756,525
Morgan Stanley
7.300%, due 05/13/19		3,270,000	3,903,422
Morgan Stanley MTN
6.000%, due 04/28/15		3,100,000	3,179,971
Navient LLC MTN
6.250%, due 01/25/16		8,400,000	8,736,000
8.450%, due 06/15/18		500,000	571,250

			38,731,584

Gaming—0.99%
MGM Resorts International
6.625%, due 07/15/15		1,200,000	1,231,440
6.875%, due 04/01/16		3,600,000	3,789,000
7.500%, due 06/01/16		870,000	935,250
7.625%, due 01/15/17		3,100,000	3,382,875

			9,338,565

Health care providers & services—0.05%
HCA Holdings, Inc.
7.750%, due 05/15/21		400,000	431,000

Insurance—0.47%
American International Group, Inc.
6.765%, due 11/15/17	GBP	773,000	1,404,151
Progressive Corp.
6.700%, due 06/15/37[3]		2,800,000	3,073,000

			4,477,151

Media—0.71%
British Sky Broadcasting Group PLC
6.100%, due 02/15/18[5]		1,000,000	1,125,055
DISH DBS Corp.
7.750%, due 05/31/15		300,000	310,500
7.125%, due 02/01/16		700,000	744,625
Time Warner Cable, Inc.
5.850%, due 05/01/17		200,000	221,029
7.300%, due 07/01/38		2,500,000	3,439,557

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
6.750%, due 06/15/39	700,000	906,674

		6,747,440

Media-cable—0.21%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,500,000	2,016,957

Medical providers—0.98%
HCA, Inc.
6.500%, due 02/15/20	8,314,000	9,280,503

Oil & gas—1.40%
Encana Corp.
6.500%, due 05/15/19	1,400,000	1,644,304
Pioneer Natural Resources Co.
5.875%, due 07/15/16	1,535,000	1,650,256
Sinopec Group Overseas Development 2014 Ltd.
4.375%, due 04/10/24[8]	5,600,000	5,846,168
Southwestern Energy Co.
7.500%, due 02/01/18	3,506,000	4,080,353

		13,221,081

Pipelines—1.01%
Sabine Pass Liquefaction LLC
5.750%, due 05/15/24[5]	9,200,000	9,510,500

Special purpose entity—1.42%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	4,000,000	3,979,700
CVS Pass-Through Trust
4.704%, due 01/10/36[5]	4,403,012	4,621,700
IPIC GMTN Ltd.
3.125%, due 11/15/15[5,11]	2,000,000	2,045,000
Murray Street Investment Trust I
4.647%, due 03/09/17[6]	2,600,000	2,775,809

		13,422,209

Steel producers/products—0.02%
CSN Resources SA
6.500%, due 07/21/20[5,11]	100,000	102,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(concluded)
Steel producers/products—(concluded)
GTL Trade Finance, Inc.
7.250%, due 10/20/17[5]		100,000	112,720

			215,220

Telecommunications—0.06%
Sprint Nextel Corp.
6.000%, due 12/01/16		500,000	529,375

Tobacco—0.50%
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[5]		4,755,000	4,692,719

Transportation services—0.17%
Empresa de Transporte de Pasajeros Metro SA
4.750%, due 02/04/24[5]		1,500,000	1,575,000

Total corporate notes (cost—$245,304,558)			250,727,110

Loan assignments—1.14%
Food products—0.41%
HJ Heinz Co. Term Loan B2
3.500%, due 06/05/20		3,865,641	3,840,591

Lodging—0.60%
Hilton Worldwide Finance LLC Term Loan B
2.500%, due 10/26/20		5,764,912	5,704,381

Pharmaceuticals—0.13%
Grifols Worldwide Operations USA, Inc. Term Loan B
3.154%, due 02/27/21		1,293,500	1,276,116

Total loan assignments (cost—$10,883,785)			10,821,088

Non-US government obligations—9.30%
Brazil Letras do Tesouro Nacional
0.000%, due 01/01/18[12]	BRL	57,100,000	15,962,764
Brazil Notas do Tesouro Nacional Serie B
6.000%, due 08/15/22	BRL	6,200,000	6,277,348
6.000%, due 08/15/50	BRL	200,000	200,392
Brazil Notas do Tesouro Nacional Series F
10.000%, due 01/01/21	BRL	23,080,000	8,511,320

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
10.000%, due 01/01/23	BRL	581,000	210,758
Emirate of Abu Dhabi
6.750%, due 04/08/19[5]		2,300,000	2,760,000
Italy Buoni Poliennali Del Tesoro
5.500%, due 11/01/22	EUR	10,000,000	15,695,204
Mexico Government International Bond
6.050%, due 01/11/40		1,600,000	1,928,000
Republic of Korea
7.125%, due 04/16/19		400,000	487,324
Slovenia Government International Bond
5.500%, due 10/26/22[8]		4,300,000	4,713,605
5.850%, due 05/10/23[8]		5,200,000	5,846,274
Spain Government Bond
2.750%, due 10/31/24[5]	EUR	13,900,000	18,417,231
State of Qatar
4.000%, due 01/20/15[5]		4,300,000	4,321,500
5.250%, due 01/20/20[5]		2,100,000	2,388,750
6.400%, due 01/20/40[5]		200,000	256,500

Total non-US government obligations (cost—$91,713,400)			87,976,970

Municipal bonds and notes—1.72%
Education—0.52%
Los Angeles Unified School District Refunding, Series A-1
4.500%, due 01/01/28		3,800,000	4,106,736
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25		100,000	112,567
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[12]		780,000	706,126

			4,925,429

General obligation—0.23%
California State (Build America Bonds)
7.500%, due 04/01/34		1,400,000	2,042,600

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(continued)
General obligation—(concluded)
Denver Arena Trust Revenue Note
6.940%, due 11/15/19[7]	90,550	90,429

		2,133,029

Tobacco—0.06%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	394,980
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	199,976

		594,956

Transportation—0.69%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	2,067,015
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,617,080
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	871,626

		6,555,721

Utilities—0.22%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	115,372

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Utilities—(concluded)
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,915,934

		2,031,306

Total municipal bonds and notes (cost—$13,311,152)		16,240,441

	Number of shares
Preferred stock[13]—0.81%
Banks—0.81%
Wells Fargo & Co. (cost—$3,810,820)	6,400	7,705,600

	Face amount[1]
Time deposit—1.41%
Credit Suisse NY
0.555%, due 08/24/15 (cost—$13,303,931)	13,300,000	13,303,931

Short-term US government obligation[14]—0.04%
United States Treasury Bill[2]
0.055%, due 04/30/15 (cost—$401,891)	402,000	401,891

	Number of contracts
Option purchased††—0.00%
Call options purchased††—0.00%
Eurodollar Futures, strike @ 99.75, expires 12/15/14 (cost—$10,670)	125	6,250

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.09%
Money market fund—0.09%
UBS Private Money Market Fund LLC [15] (cost—$817,268)	817,268	817,268

Total investments[16] (cost—$1,025,422,238)—110.81%		1,048,122,556
Liabilities in excess of other assets—(10.81)%		(102,286,409)

Net assets—100.00%		945,836,147

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,523,462
Gross unrealized depreciation	(15,823,144)

Net unrealized appreciation	$22,700,318

Written options

Number of contracts	Put options written	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
125	Eurodollar Futures, strike @ 99	12/15/14	13,130	(781)	12,349

Written options activity for the three months ended October 31, 2014 was as follows:

	Number of Contracts	Premiums received ($)
Options outstanding at July 31, 2014	125	13,130
Options written	—	—
Options exercised	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—

Options outstanding at October 31, 2014	125	13,130

Written swaptions and foreign exchange written options7

Notional amount (000)		Call options written	Counterparty	Pay/receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	300	3 Month USD LIBOR Interest Rate Swap strike @ 2.250%, terminating 11/19/14	MSCI	Receive	11/17/14	1,200	(66)	1,134
USD	19,600	3 Month USD LIBOR Interest Rate Swap strike @ 2.420%, terminating 12/03/24	MSCI	Receive	12/01/14	84,280	(74,539)	9,741
GBP	2,409	GBP Call/USD Put, strike @ 1.69	CITI	Receive	11/26/14	15,979	(35)	15,944
GBP	3,867	GBP Call/USD Put, strike @ 1.69	JPMCB	Receive	11/26/14	26,264	(55)	26,209
USD	9,591	USD Call/KRW Put, strike @ KRW 1,045	CITI	Receive	11/26/14	47,908	(276,710)	(228,802)

						175,631	(351,405)	(175,774)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Notional amount (000)		Put options written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	300	3 Month USD LIBOR Interest Rate Swap strike @ 2.450%, terminating 11/19/14	MSCI	Pay	11/17/14	1,920	(2,206)	(286)
USD	19,600	3 Month USD LIBOR Interest Rate Swap strike @ 2.860%, terminating 12/03/24	MSCI	Pay	12/01/14	92,120	(5,547)	86,573
AUD	3,400	6 Month AUD LIBOR Interest Rate Swap strike @ 4.024%, terminating 11/28/24	CSI	Pay	11/27/14	15,555	(2,504)	13,051
AUD	6,100	6 Month AUD LIBOR Interest Rate Swap strike @ 4.046%, terminating 11/27/24	CITI	Pay	11/26/14	26,966	(3,237)	23,729
AUD	6,100	6 Month AUD LIBOR Interest Rate Swap strike @ 4.125%, terminating 11/26/24	JPMCB	Pay	11/25/14	26,091	(1,187)	24,904
USD	9,591	USD Put/KRW Call, strike @ 1,000	CITI	Pay	11/26/14	46,181	(19)	46,162

						208,833	(14,700)	194,133

						384,464	(366,105)	18,359

Swaptions and foreign exchange written options activity for the three months ended October 31, 2014 was as follows:

Premiums received ($)
Swaptions and foreign exchange written options outstanding at July 31, 2014	281,285
Swaptions and foreign exchange options written	523,680
Swaptions and foreign exchange written options exercised	(132,288)
Swaptions and foreign exchange written options terminated in closing purchase transactions	—
Swaptions and foreign exchange written options expired prior to exercise	(288,213)

Swaptions and foreign exchange written options outstanding at October 31, 2014	384,464

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
214	USD	US Treasury Note 10 Year Futures	December 2014	26,836,959	27,040,906	203,947

				Proceeds($)
Interest rate futures sell contracts:
531	AUD	Australian Treasury Bond 10 Year Futures	December 2014	55,801,651	57,377,601	(1,575,950)
85	EUR	Euro Bund Futures	November 2014	21,213	58,585	(37,372)
85	EUR	Euro Bund Futures	November 2014	31,865	1,065	30,800

				55,854,729	57,437,251	(1,582,522)

						(1,378,575)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	EUR	1,375,000	USD	1,751,551	11/04/14	28,470
BB	JPY	159,100,000	USD	1,477,261	12/02/14	60,549
BB	USD	1,476,977	JPY	159,100,000	11/04/14	(60,552)
BNP	MXN	25,520,000	USD	1,943,271	12/18/14	53,160
BNP	USD	4,705,540	EUR	3,664,000	11/04/14	(113,998)
BNP	USD	2,004,486	MXN	26,810,000	12/18/14	(18,834)
BOA	AUD	1,120,000	USD	982,638	11/04/14	(2,962)
BOA	BRL	15,753,755	USD	6,323,000	11/04/14	(34,704)
BOA	BRL	4,899,831	USD	2,004,677	11/04/14	27,264
BOA	BRL	20,653,585	USD	8,280,977	12/02/14	17,295
BOA	EUR	67,602,000	USD	86,143,201	11/04/14	1,427,747
BOA	GBP	1,218,000	USD	1,967,070	12/11/14	19,214
BOA	USD	8,344,883	BRL	20,653,585	11/04/14	(9,766)
CITI	BRL	16,701,190	USD	6,832,988	11/04/14	92,930
CITI	USD	6,710,000	BRL	16,701,190	11/04/14	30,058
CITI	USD	1,257,000	BRL	3,087,569	12/02/14	(21,636)
CITI	USD	1,178,067	EUR	924,000	11/04/14	(20,156)
CSI	BRL	20,653,585	USD	8,519,226	11/04/14	184,109
CSI	BRL	1,792,190	USD	771,000	01/05/15	60,124
CSI	EUR	64,389,000	USD	82,109,304	12/02/14	1,405,798
CSI	USD	8,450,039	BRL	20,653,585	11/04/14	(114,922)
CSI	USD	82,095,975	EUR	64,389,000	11/04/14	(1,406,893)
DB	BRL	29,255,193	USD	11,742,000	11/04/14	(64,446)
DB	USD	11,969,230	BRL	29,255,193	11/04/14	(162,784)
DB	USD	10,400,000	CNY	62,712,000	01/28/15	(211,781)
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(61,025)
GSCM	CNY	62,712,000	USD	9,847,990	01/28/15	(340,229)
HSBC	BRL	25,791,940	USD	10,948,272	01/05/15	717,841
JPMCB	BRL	28,307,758	USD	11,581,604	11/04/14	157,512
JPMCB	BRL	28,307,758	USD	11,471,777	12/02/14	145,594
JPMCB	BRL	6,091,588	USD	2,637,965	01/05/15	221,723
JPMCB	CNY	41,302,100	USD	6,423,344	04/07/16	(155,199)
JPMCB	JPY	159,100,000	USD	1,461,994	11/04/14	45,568
JPMCB	USD	11,565,989	BRL	28,307,758	11/04/14	(141,897)
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(320,432)

						1,432,740

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Interest rate swaps

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[17](%)	Payments received by the Portfolio[17](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	BRL	14,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.860	(131,834)	(308,094)	(439,928)
BNP	BRL	200	01/04/21	Brazil CETIP Interbank Deposit Rate	11.680	128	138	266
GSB	BRL	42,000	01/04/21	Brazil CETIP Interbank Deposit Rate	11.680	30,106	29,009	59,115

						(101,600)	(278,947)	(380,547)

Credit default swaps on corporate issues—buy protection18

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments made by the Portfolio[17](%)	Upfront payments made($)	Value($)	Unrealized (depreciation)($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	1,643	09/20/15	7.150	—	(117,259)	(117,259)

Credit default swaps on corporate and sovereign issues—sell protection20

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments received by the Portfolio (%)[17]	Upfront payments received (made)($)	Value ($)	Unrealized appreciation (depreciation) ($)	Credit spread[21]
BB	BP Capital Markets America bond, 4.200%, due 6/15/18	EUR	500	06/20/15	1.000	75,252	4,034	79,286	0.17
BB	Italy Republic bond, 1.000%, due 6/20/17	EUR	1,400	06/20/17	1.000	132,188	17,470	149,658	0.67
BOA	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	5,300	06/20/19	1.000	(7,646)	68,174	60,528	0.74
BOA	Italy Republic bond, 1.000%, due 06/20/17	EUR	1,000	06/20/17	1.000	95,507	12,479	107,986	0.67
BOA	Lloyds TSB Bank PLC bond, 3.375%, due 04/15/20	EUR	3,600	09/20/17	3.000	(15,520)	359,595	344,075	0.37
BOA	Sprint Communications, Inc. bond, 8.375%, due 08/15/17	USD	2,800	12/20/19	5.000	(247,531)	223,053	(24,478)	3.39
CITI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	7,318	3,676	0.17

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Credit default swaps on corporate and sovereign issues—sell protection20—(continued)

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments received by the Portfolio (%)[17]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)	Credit spread[21]
CSI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	(18,408)	43,910	25,502	0.17
CSI	Citigroup Inc. bond, 5.250%, due 03/15/18	USD	1,600	03/20/15	5.000	(24,700)	37,620	12,920	0.37
CSI	Finmeccanica Finance bond, 5.750%, due 12/12/18	EUR	6,600	03/20/19	5.000	(818,995)	1,227,256	408,261	1.64
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,474)	25,614	1,140	0.17
DB	China International Government bond, 7.500%, due 10/28/17	USD	4,300	12/20/19	1.000	(30,369)	49,886	19,517	0.79
DB	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	100	03/20/19	0.455	(396)	1,402	1,006	0.70
DB	Goldman Sachs Group Inc. bond, 5.950%, due 01/18/18	USD	800	06/20/19	1.000	(1,398)	10,290	8,892	0.74
DB	Lloyds TSB Bank PLC bond, 3.375%, due 04/15/20	EUR	2,900	09/20/17	3.000	(15,863)	289,674	273,811	0.37
JPMCB	China International Government bond, 4.250%, due 10/28/14	USD	11,500	12/20/19	1.000	(75,643)	133,415	57,772	0.79
JPMCB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	5,700	09/20/19	1.000	96,535	(117,710)	(21,175)	1.47
MCSI	General Electric Capital Corp. bond, 5.625%, due 09/15/17	USD	6,400	12/20/19	1.000	(119,020)	146,318	27,298	0.56
MCSI	Ford Motor Co. bond, 6.500%, due 08/01/18	USD	100	03/20/19	5.000	(16,247)	17,576	1,329	0.99
MCSI	China International Government bond, 4.750%, due 10/29/13	USD	4,100	09/20/16	1.000	17,807	61,899	79,706	0.26

						(1,002,563)	2,619,273	1,616,710

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[17]	Payments received by the Portfolio(%)[17]	Value($)	Unrealized appreciation (depreciation) ($)
AUD	491,500	03/16/17	3 Months AUD LIBOR	3.500	2,721,030	2,039,814
AUD	91,000	06/18/19	6 Month AUD LIBOR	4.000	3,037,868	3,168,463
AUD	13,000	12/17/19	6 Month AUD LIBOR	3.750	290,251	57,659
EUR	18,200	03/18/45	6 Month EURIBOR	2.000	(819,300)	(1,202,585)
JPY	1,300,000	09/18/23	6 Month JPY LIBOR	1.000	(516,076)	(503,602)
USD	18,600	12/17/17	3 Months USD LIBOR	1.000	(153,072)	(114,038)
USD	17,200	12/17/21	3 Month USD LIBOR	2.500	(357,518)	(177,864)
USD	46,600	03/21/23	3 Months USD LIBOR	3.000	(181,450)	596,419

					4,021,733	3,864,266

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	418,646,712	—	418,646,712
Government national mortgage association certificates	—	39,582	—	39,582
Federal home loan mortgage corporation certificates	—	64,732	1,225,027	1,289,759
Federal housing administration certificates	—	—	17,925	17,925
Federal national mortgage association certificates	—	23,194,184	36,422	23,230,606
Collateralized mortgage obligations	—	171,370,657	1,457,011	172,827,668
Asset-backed securities	—	44,069,755	—	44,069,755
Corporate notes	—	250,727,110	—	250,727,110
Loan assignments	—	10,821,088	—	10,821,088
Non-US government obligations	—	87,976,970	—	87,976,970
Municipal bonds and notes	—	16,240,441	—	16,240,441
Preferred stock	7,705,600	—	—	7,705,600
Time deposit	—	13,303,931	—	13,303,931
Short-term US government obligation	—	401,891	—	401,891
Option purchased	6,250	—	—	6,250
Investment of cash collateral from securities loaned	—	817,268	—	817,268
Futures contracts	234,747	—	—	234,747
Forward foreign currency contracts	—	4,694,956	—	4,694,956
Swap agreements	—	8,815,279	—	8,815,279

Total	7,946,597	1,051,184,556	2,736,385	1,061,867,538

Liabilities

Written options	(781)	—	—	(781)
Written swaptions	—	(366,105)	—	(366,105)
Futures contracts	(1,613,322)	—	—	(1,613,322)
Forward foreign currency contracts	—	(3,262,216)	—	(3,262,216)
Swap agreements	—	(2,570,479)	—	(2,570,479)

Total	(1,614,103)	(6,198,800)	—	(7,812,903)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

At October 30, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,254,850	18,564	39,283	2,269,811	3,582,508
Purchases	—	—	—	—	—
Sales	(16,682)	(639)	(2,776)	(811,436)	(831,533)
Accrued discounts/(premiums)	—	(28)	—	—	(28)
Total realized gain/(loss)	(10)	(32)	—	3,008	2,966
Net change in unrealized appreciation/depreciation	(13,131)	60	(85)	(4,372)	(17,528)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Ending balance	1,225,027	17,925	36,422	1,457,011	2,736,385

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2014, was $(13,211).

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	81.5
Brazil	3.4
Spain	2.6
Cayman Islands	1.7
Italy	1.5
Netherlands	1.3
Switzerland	1.3
Norway	1.1
Slovenia	1.0
South Korea	1.0
Qatar	0.7
British Virgin Islands	0.6
United Kingdom	0.5
India	0.4
Mexico	0.4
Belgium	0.3
United Arab Emirates	0.3
Canada	0.1
Chile	0.1
Venezuela	0.1
Guernsey	0.1
Luxembourg	0.0	†

Total	100.0

†	Amount represents less than 0.05%

Portfolio footnotes

††	Amount represents less than 0.005%.
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for open swap contracts.
3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.77% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

6	Step bond that converts to the noted fixed rate at a designated future date.
7	Illiquid investment as of October 31, 2014.
8	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2014, the value of these securities amounted to 3.94% of net assets.
9	Perpetual investment. The maturity date reflects the next call date.
10	Bond interest in default.
11	Security, or portion thereof, was on loan at October 31, 2014.
12	Zero coupon bond. The rate shown represents annualized yield at the date of purchase.
13	Non cumulative preferred stock. Convertible until 12/31/49.
14	Rates shown are the discount rates at date of purchase.
15	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	1,125,765	69,511,074	69,819,571	817,268	128

16	Includes $800,576 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $817,268.
17	Payments made or received are based on the notional amount.
18	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index
19	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
20	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
21	Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—99.29%
Alabama—1.66%
Alabama Public School & College Authority Revenue Refunding Series B
5.000%, due 01/01/26	3,750,000	4,568,513
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,187,996

		6,756,509

Alaska—0.53%
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,152,680

Arizona—0.43%
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,751,310

California—12.67%
California State
5.000%, due 08/01/19	3,000,000	3,281,820
5.000%, due 09/01/23	1,000,000	1,200,690
5.000%, due 12/01/24	2,000,000	2,435,600
5.000%, due 09/01/25	1,725,000	1,976,125
5.250%, due 10/01/20	1,000,000	1,190,160
5.500%, due 04/01/21	3,000,000	3,550,410
California State Department of Water Resources Power Supply Revenue
Series H (AGM Insured)
5.000%, due 05/01/22	1,400,000	1,603,574
Series L
5.000%, due 05/01/17	1,000,000	1,112,460
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,527,760
California State Public Works Board Lease Revenue (Judicial Council Project) Series A
5.000%, due 03/01/24	1,750,000	2,090,550
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,503,760
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,719,585
Los Angeles Department of Airports (Los Angeles International Airport) Series A
5.000%, due 05/15/32[1]	2,000,000	2,284,760

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Department of Water & Power Revenue Power Systems Series B
5.000%, due 07/01/25	5,000,000	5,914,450
North Natomas Community Facilities District No. 4 Special Tax Series E
5.000%, due 09/01/19	1,385,000	1,591,296
Northern California Power Agency Refunding (Hydroelectric Project 1) Series A
5.000%, due 07/01/28	1,845,000	2,121,861
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,149,300
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,917,925
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	4,132,492
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,510,233
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,814,900

		51,629,711

Colorado—3.18%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,612,725
Denver City & County Airport Revenue
Series A
5.500%, due 11/15/19[1]	2,500,000	2,968,550
Subseries A
5.500%, due 11/15/26[1]	7,000,000	8,394,890

		12,976,165

Connecticut—0.55%
Hartford County Metropolitan District Revenue (Green Bonds) Series A
5.000%, due 11/01/29[2]	1,870,000	2,233,865

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
District of Columbia—0.58%
Metropolitan Washington, Airport Authority Airport System Revenue Series A
5.000%, due 10/01/22[1]	2,000,000	2,379,600

Florida—6.25%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[1]	2,000,000	2,333,600
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000%, due 06/01/19	2,000,000	2,309,860
Citizens Property Insurance Corp. Senior Secured High Risk Account
5.500%, due 06/01/17	2,835,000	3,173,811
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,076,680
Series E
5.000%, due 07/01/19	1,000,000	1,172,940
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,832,785
5.250%, due 10/01/21	2,000,000	2,311,940
Florida Turnpike Authority Revenue Series A
5.000%, due 07/01/25	3,000,000	3,608,310
JEA Electric System Revenue Series A
5.000%, due 10/01/24	1,200,000	1,447,476
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,240,420
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	2,925,214
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[1]	1,000,000	1,043,460

		25,476,496

Georgia—1.12%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,493,320

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,051,560

		4,544,880

Illinois—11.05%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,134,150
Chicago O’Hare International Airport Revenue Refunding General Senior Lien Series A
5.000%, due 01/01/18[1]	2,000,000	2,250,060
Chicago O’Hare International Airport Revenue Series A
5.000%, due 01/01/23[1]	1,150,000	1,330,182
Chicago Wastewater Transmission Revenue Second Lien
5.000%, due 01/01/25	1,000,000	1,168,810
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	6,037,549
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,282,440
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,433,890
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,785,260
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	420,000	455,931
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,268,484
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,421,975
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	7,152,715

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
6.000%, due 06/01/28	2,500,000	2,933,550
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,503,010
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,115,220
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,610,360
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,151,470

		45,035,056

Indiana—2.41%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	3,500,000	3,678,045
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,350,699
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.000%, due 01/01/22[1]	2,450,000	2,614,640
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,165,620

		9,809,004

Kansas—0.43%
Kansas State Department of Transportation Highway Revenue Refunding (Libor Index) Series B-5
0.502%, due 09/01/19[3]	1,750,000	1,751,855

Kentucky—0.60%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,436,182

Louisiana—2.53%
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	1,880,000	1,933,561

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—(concluded)
State of Louisiana State Highway Improvement Revenue Series A
5.000%, due 06/15/29	3,500,000	4,171,510
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,218,600

		10,323,671

Maryland—1.80%
State of Maryland Second
Series B
5.000%, due 08/01/22	2,500,000	3,078,450
State of Maryland Second
Series C
5.250%, due 08/01/20	3,500,000	4,259,885

		7,338,335

Massachusetts—5.43%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A,
5.000%, due 06/15/23	2,500,000	3,030,800
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	1,000,000	1,227,110
Massachusetts Educational Financing Authority, Series K
5.000%, due 07/01/22[1]	2,500,000	2,834,650
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,321,400
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,110,450
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,915,725
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Series B
5.000%, due 08/15/28	3,000,000	3,564,510

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Series B
5.000%, due 08/01/22	5,000,000	6,116,700

		22,121,345

Michigan—2.78%
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,887,975
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment) Series B
5.000%, due 07/01/21	4,000,000	4,567,440
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage) Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,666,215
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,631,835
Series D
5.000%, due 12/01/17	510,000	571,613

		11,325,078

Missouri—3.07%
City of Kansas City, Missouri Airport Revenue Series A
5.000%, due 09/01/23[1]	5,000,000	5,738,800
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care Series A
5.000%, due 06/01/27	1,500,000	1,764,630
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,181,160
5.000%, due 11/15/17	2,500,000	2,809,400

		12,493,990

Nebraska—1.13%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,612,506

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nevada—1.19%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,648,440
Las Vegas Valley Water District Series B
5.000%, due 06/01/25	2,700,000	3,203,577

		4,852,017

New Jersey—1.53%
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,128,810
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,783,155
New Jersey State Higher Education Assistance Authority Revenue Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,133,850
Rutgers State University Revenue Series J
5.000%, due 05/01/19	1,860,000	2,171,420

		6,217,235

New Mexico—0.68%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Subseries B
0.852%, due 11/01/39[3]	2,750,000	2,769,140

New York—11.18%
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1
5.000%, due 11/15/29	2,500,000	2,882,550
Metropolitan Transportation Authority Revenue Transportation
Series B
5.000%, due 11/15/27	2,090,000	2,458,216
Series D
5.000%, due 11/15/23	1,400,000	1,563,632
Series G
5.000%, due 11/15/18	2,500,000	2,889,775
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	4,043,410
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding Series DD
5.000%, due 06/15/29	1,500,000	1,786,380

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution) Series HH
5.000%, due 06/15/29	2,500,000	2,916,850
New York City
Series B
5.000%, due 08/01/17	1,750,000	1,953,543
Series E
5.000%, due 08/01/24	3,065,000	3,670,154
Series H
5.000%, due 08/01/25	2,990,000	3,582,169
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B
5.000%, due 02/01/23	2,500,000	2,949,325
Subseries I
5.000%, due 05/01/23	2,435,000	2,954,020
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,728,320
New York State Thruway Authority General Revenue Junior Indebtedness Series A
5.000%, due 05/01/19	3,000,000	3,470,880
New York State Thruway Authority General Revenue Series I
5.000%, due 01/01/20	1,500,000	1,751,100
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth)
5.000%, due 09/01/22[1]	2,400,000	2,859,456
Tobacco Settlement Funding Corp., (Asset-Backed Revenue Bonds), Series B
5.000%, due 06/01/20	1,000,000	1,071,540

		45,531,320

North Carolina—1.43%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,141,400
University of North Carolina Chapel Hill Revenue Series A
5.000%, due 12/01/27	2,160,000	2,512,555

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Wake County Industrial Facilities & Pollution Control Financing Authority Series E (AMBAC insured)
0.070%, due 10/01/22[3]	2,375,000	2,187,969

		5,841,924

Ohio—0.85%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,449,970

Pennsylvania—2.48%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,146,740
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Series B
5.000%, due 01/01/22	1,750,000	1,943,287
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,229,640
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,293,417
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,135,740
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,351,680

		10,100,504

Rhode Island—1.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,290,860

South Carolina—1.28%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,915,300

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,310,820

		5,226,120

Tennessee—1.46%
Metropolitan Government of Nashville & Davidson County, Series D
5.000%, due 07/01/23	5,000,000	5,929,300

Texas—9.63%
Arlington Independent School District School Building Bond, Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,687,560
5.000%, due 02/15/26	1,295,000	1,553,676
City of Brownsville, Texas Utilities System Revenue Series A
5.000%, due 09/01/28	2,225,000	2,562,377
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,309,803
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	3,001,200
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,291,960
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,812,316
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,456,780
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,335,020
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,345,880
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,005,499
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,601,192
5.000%, due 09/01/22	1,400,000	1,543,080

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,426,015
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	4,370,000	5,185,792
Socorro Independent School District Refunding Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,712,311
University of Texas University Revenues Refunding Financing System Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	214,722
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,196,340

		39,241,523

Utah—0.43%
Intermountain Power Agency Power Supply Revenue Refunding, Subseries A
5.000%, due 07/01/17	1,500,000	1,673,055
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	65,000	65,216

		1,738,271

Washington—5.68%
Energy Northwest Electric Revenue Prerefunded (Columbia Station), Series A
5.000%, due 07/01/21	625,000	673,031
5.000%, due 07/01/23	785,000	845,327
Energy Northwest Electric Revenue Refunding (Project 1), Series A
5.000%, due 07/01/17	3,500,000	3,912,720
Energy Northwest Electric Revenue Unrefunded (Columbia Station), Series A
5.000%, due 07/01/21	1,375,000	1,479,019
5.000%, due 07/01/23	1,715,000	1,844,277
Port of Seattle Revenue Refunding
5.500%, due 12/01/22[1]	500,000	602,440
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,058,610
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	2,960,375

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,031,890
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,330,510
Washington State Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,381,169
5.000%, due 07/01/20	2,625,000	3,014,760

		23,134,128

Wisconsin—2.22%
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,147,640
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.) Series A
5.125%, due 04/15/31	3,000,000	3,372,780
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health) Series A
5.000%, due 12/01/26	1,175,000	1,383,398
WPPI Energy Power Supply Revenue Series A
5.000%, due 07/01/32	2,760,000	3,148,994

		9,052,812

Total municipal bonds and notes (cost—$383,064,062)		404,523,362

Tax-free money market fund—0.55%
State Street Global Advisors Tax Free Money Market Fund (cost—$2,229,934)	2,229,934	2,229,934

Total investments (cost—$385,293,996)—99.84%		406,753,296
Other assets in excess of liabilities—0.16%		648,461

Net assets—100.00%		407,401,757

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,764,180
Gross unrealized depreciation	(304,880)

Net unrealized appreciation	$21,459,300

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	404,523,362	—	404,523,362
Tax-free money market fund	—	2,229,934	—	2,229,934

Total	—	406,753,296	—	406,753,296

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security subject to Alternative Minimum Tax.
2	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—93.87%
Australia—0.75%
Australia & New Zealand Banking Group Ltd.
5.125%, due 09/10/19[1]	EUR	1,800,000	2,646,853
Westpac Banking Corp.
3.625%, due 02/28/23[1,2]	USD	1,750,000	1,803,497

			4,450,350

Belgium—1.61%
Anheuser-Busch InBev SA
6.500%, due 06/23/17[1]	GBP	1,400,000	2,504,169
Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	4,400,000	6,975,199

			9,479,368

Canada—2.68%
Canadian Government Bond
5.750%, due 06/01/33	CAD	3,760,000	4,966,082
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	2,094,703
Precision Drilling Corp.
6.625%, due 11/15/20	USD	354,000	364,620
Royal Bank of Canada
1.400%, due 10/13/17	USD	2,450,000	2,450,456
Toronto-Dominion Bank
1.400%, due 04/30/18	USD	6,050,000	5,974,926

			15,850,787

Chile—0.28%
Banco Santander Chile
3.875%, due 09/20/22[3]	USD	1,650,000	1,650,000

Denmark—0.44%
Denmark Government Bond
1.500%, due 11/15/23	DKK	14,450,000	2,575,937

Dominican Republic—0.23%
Dominican Republic International Bond
5.875%, due 04/18/24[3]	USD	1,300,000	1,371,500

Finland—0.49%
Finland Government Bond
3.500%, due 04/15/21[1,3]	EUR	1,950,000	2,909,230

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
France—9.19%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[3]	USD	6,600,000	6,708,431
BNP Paribas SA
2.375%, due 09/14/17	USD	5,700,000	5,809,497
4.250%, due 10/15/24	USD	2,950,000	2,971,393
BPCE SA
4.625%, due 07/30/15[2,4]	EUR	1,100,000	1,385,357
Electricite de France SA
2.750%, due 03/10/23[1]	EUR	2,900,000	4,046,610
France Government Bond OAT
2.250%, due 05/25/24	EUR	7,750,000	10,730,693
3.250%, due 10/25/21	EUR	5,200,000	7,680,350
4.750%, due 04/25/35	EUR	3,300,000	6,048,595
GDF Suez
3.500%, due 10/18/22	EUR	1,950,000	2,875,527
Republic of France
4.000%, due 04/25/55	EUR	450,000	809,005
Societe Generale SA
2.750%, due 10/12/17	USD	4,150,000	4,271,251
5.200%, due 04/15/21[1]	USD	800,000	897,431

			54,234,140

Germany—1.51%
Bundesrepublik Deutschland
5.500%, due 01/04/31	EUR	3,450,000	6,900,095
Trionista Holdco GmbH
5.000%, due 04/30/20[1]	EUR	800,000	1,034,901
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.500%, due 03/15/19[1]	EUR	750,000	990,418

			8,925,414

Indonesia—0.72%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	4,450,000	4,249,750

Ireland—0.96%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 01/15/22[3]	EUR	1,000,000	1,222,147
German Residential Funding PLC
1.333%, due 08/27/24[1,2]	EUR	1,954,478	2,482,135
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[1]	EUR	1,350,000	1,944,893

			5,649,175

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Italy—7.39%
Assicurazioni Generali SpA
2.875%, due 01/14/20[1]	EUR	100,000	136,134
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[1]	EUR	7,200,000	10,498,900
4.750%, due 09/01/21	EUR	3,700,000	5,531,229
Intesa Sanpaolo SpA
4.375%, due 10/15/19[1]	EUR	1,200,000	1,742,686
Italy Buoni Poliennali Del Tesoro
3.750%, due 09/01/24	EUR	2,000,000	2,809,111
4.500%, due 03/01/24	EUR	3,700,000	5,501,484
4.750%, due 09/15/16	EUR	7,050,000	9,498,548
5.000%, due 09/01/40[1]	EUR	4,000,000	6,130,360
UniCredit SpA
3.375%, due 01/11/18[1]	EUR	1,300,000	1,761,104

			43,609,556

Japan—9.98%
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	5,265,239
Government of Japan
2.200%, due 09/20/26	JPY	1,016,100,000	10,675,541
2.300%, due 06/20/35	JPY	1,177,000,000	12,285,543
2.300%, due 12/20/36	JPY	480,000,000	4,981,928
Japan Government Thirty Year Bond
2.000%, due 09/20/41	JPY	882,600,000	8,643,799
Mizuho Bank Ltd.
1.300%, due 04/16/17[3]	USD	5,900,000	5,875,480
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	2,600,000	2,640,843
The Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450%, due 09/08/17[3]	USD	6,000,000	5,973,660
3.750%, due 03/10/24[3]	USD	2,500,000	2,585,715

			58,927,748

Liberia—0.06%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	365,750

Luxembourg—0.38%
KION Finance SA
6.750%, due 02/15/20[1]	EUR	950,000	1,276,208
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, due 02/01/19	USD	945,000	999,337

			2,275,545

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Malaysia—0.30%
Malaysia Government Bond, Series 0111
4.160%, due 07/15/21	MYR	5,800,000	1,800,967

Mexico—4.89%
BBVA Bancomer SA/Texas
6.500%, due 03/10/21[1]	USD	350,000	389,305
Cemex SAB de CV
5.875%, due 03/25/19[1]	USD	1,350,000	1,390,500
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	3,789,064
6.500%, due 06/09/22	MXN	157,500,000	12,299,778
8.000%, due 12/07/23	MXN	108,850,000	9,294,922
8.500%, due 05/31/29	MXN	19,200,000	1,698,412

			28,861,981

Netherlands—4.49%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[1]	USD	4,000,000	4,243,320
6.375%, due 04/27/21[1]	EUR	1,100,000	1,698,558
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[3]	USD	2,650,000	2,707,510
Enel Finance International N.V.
3.625%, due 04/17/18[1]	EUR	918,000	1,264,166
ING Bank N.V.
3.750%, due 03/07/17[3]	USD	3,150,000	3,317,955
6.125%, due 05/29/23[2]	EUR	1,450,000	2,079,180
Linde Finance BV
3.125%, due 12/12/18	EUR	2,050,000	2,843,292
Netherlands Government Bond
4.000%, due 01/15/37[1]	EUR	1,900,000	3,409,828
Rabobank
3.875%, due 02/08/22	USD	3,700,000	3,897,291
UPC Holding BV
6.750%, due 03/15/23[3]	EUR	750,000	1,026,800

			26,487,900

New Zealand—2.20%
New Zealand Government Bond
3.000%, due 04/15/20[1]	NZD	8,900,000	6,643,118
5.500%, due 04/15/23[1]	NZD	7,350,000	6,334,168

			12,977,286

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Norway—1.98%
DnB Bank ASA
4.375%, due 02/24/21[1]	EUR	570,000	863,373
Norway Government Bond
3.750%, due 05/25/21	NOK	64,850,000	10,834,694

			11,698,067

Poland—0.24%
Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,418,968

Russia—0.19%
Russian Foreign Bond
5.000%, due 04/29/20[1]	USD	1,100,000	1,137,125

Singapore—0.80%
DBS Bank Ltd.
5.000%, due 11/15/19[2,3]	USD	2,400,000	2,401,908
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[1,2]	USD	2,300,000	2,302,396

			4,704,304

South Korea—1.42%
Korea Treasury Bond
5.750%, due 09/10/18	KRW	7,924,710,000	8,365,591

Spain—5.13%
BBVA Senior Finance SAU
2.375%, due 01/22/19[1]	EUR	2,000,000	2,670,498
Iberdrola Finanzas SAU
4.125%, due 03/23/20	EUR	1,800,000	2,612,350
Santander International Debt SAU
4.000%, due 01/24/20[1]	EUR	1,900,000	2,764,091
Spain Government Bond
3.800%, due 04/30/24[1,3]	EUR	2,150,000	3,109,972
4.250%, due 10/31/16	EUR	3,200,000	4,302,375
4.400%, due 10/31/23[1,3]	EUR	2,250,000	3,400,197
4.900%, due 07/30/40	EUR	700,000	1,114,893
5.850%, due 01/31/22	EUR	6,350,000	10,323,826

			30,298,202

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Sweden—2.41%
Government of Sweden
3.500%, due 06/01/22	SEK	18,225,000	2,944,077
4.250%, due 03/12/19	SEK	14,830,000	2,352,018
Nordea Bank AB
3.125%, due 03/20/17[3]	USD	5,200,000	5,420,542
Swedbank AB
2.125%, due 09/29/17[3]	USD	3,450,000	3,503,713

			14,220,350

United Kingdom—13.80%
Abbey National Treasury Services PLC
5.750%, due 03/02/26[1]	GBP	1,500,000	3,052,701
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	1,900,000	2,609,179
Arkle Master Issuer PLC
4.681%, due 02/17/17[1]	GBP	700,000	1,196,975
3.986%, due 08/17/17[1]	GBP	1,050,000	1,784,073
Barclays Bank PLC
5.140%, due 10/14/20	USD	1,100,000	1,195,469
BAT International Finance PLC
3.250%, due 06/07/22[3]	USD	1,350,000	1,354,821
3.625%, due 11/09/21[1]	EUR	1,050,000	1,535,479
Coventry Building Society
2.250%, due 12/04/17[1]	EUR	4,200,000	5,508,065
HSBC Holdings PLC
4.250%, due 03/14/24	USD	2,700,000	2,775,541
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[3]	USD	3,450,000	3,439,610
Lloyds TSB Bank PLC
4.875%, due 03/30/27[1]	GBP	500,000	946,552
5.125%, due 03/07/25[1]	GBP	650,000	1,243,132
6.500%, due 03/24/20[1]	EUR	1,400,000	2,149,854
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	5,906,003
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,571,747
Royal Bank of Scotland PLC
6.125%, due 01/11/21	USD	1,500,000	1,763,613
Silverstone Master Issuer PLC
5.063%, due 10/21/16[1]	GBP	1,300,000	2,224,915
Taurus 2013 GMF1 PLC, Class A
1.241%, due 05/21/24[1,2]	EUR	1,175,185	1,494,038

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
United Kingdom Gilt
3.250%, due 01/22/44[1]	GBP	2,950,000	4,976,780
4.500%, due 09/07/34[1]	GBP	6,100,000	12,264,072
United Kingdom Gilt Inflation Linked
1.875%, due 11/22/22[1]	GBP	10,008,415	19,526,365
United Kingdom Treasury Bonds
4.250%, due 12/07/55[1]	GBP	1,420,000	2,981,783

			81,500,767

United States—19.35%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[3]	USD	2,350,000	2,405,406
American Express Credit Corp.
2.375%, due 03/24/17	USD	7,400,000	7,587,412
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,282,699
Ball Corp.
5.750%, due 05/15/21	USD	1,050,000	1,101,188
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,859,590
Branch Banking & Trust Co.
3.800%, due 10/30/26	USD	1,600,000	1,622,941
Capital One NA/Mclean VA
1.500%, due 09/05/17	USD	1,800,000	1,794,355
Caterpillar Financial Services Corp.
1.000%, due 03/03/17	USD	2,900,000	2,893,240
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, due 01/31/22	USD	950,000	1,009,375
CenturyLink, Inc.
5.800%, due 03/15/22	USD	1,000,000	1,060,000
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	USD	950,000	1,017,688
Cisco Systems, Inc.
1.100%, due 03/03/17	USD	2,800,000	2,805,046
Citigroup Commercial Mortgage Trust 2014-388G, Class A
0.904%, due 06/15/33[2,3]	USD	1,800,000	1,798,677
Comcast Corp.
3.600%, due 03/01/24	USD	350,000	361,770
Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A
2.365%, due 02/10/29[3]	USD	1,000,000	1,023,964
Constellation Energy Group, Inc. Constellation Energy Group Inc
5.150%, due 12/01/20	USD	2,600,000	2,896,150
Daimler Finance North America LLC
1.125%, due 03/10/17[3]	USD	2,850,000	2,842,214

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Duke Energy Corp.
2.100%, due 06/15/18	USD	550,000	556,538
3.050%, due 08/15/22	USD	1,150,000	1,149,182
First Data Corp.
7.375%, due 06/15/19[3]	USD	950,000	1,007,000
Florida Power & Light Co.
2.750%, due 06/01/23	USD	1,150,000	1,135,262
Ford Credit Auto Owner Trust, Series 2014-2, Class A
2.310%, due 04/15/26[3]	USD	2,950,000	2,957,145
Ford Motor Credit Co. LLC
1.684%, due 09/08/17	USD	2,850,000	2,836,668
5.000%, due 05/15/18	USD	1,500,000	1,641,345
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	USD	1,000,000	1,097,500
General Electric Capital Corp.
6.000%, due 08/07/19	USD	2,250,000	2,638,559
Gilead Sciences, Inc.
3.700%, due 04/01/24	USD	1,300,000	1,336,670
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[3]	USD	2,200,000	2,266,722
Hilton USA Trust, Series 2013-HLT
2.662%, due 11/05/30[3]	USD	2,980,000	2,996,995
HJ Heinz Co.
4.250%, due 10/15/20	USD	1,000,000	1,009,800
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,265,000
JBS USA LLC/JBS USA Finance, Inc.
7.250%, due 06/01/21[1]	USD	750,000	794,865
JPMorgan Chase & Co.
1.350%, due 02/15/17	USD	6,000,000	6,008,904
Lamar Media Corp.
5.875%, due 02/01/22	USD	1,000,000	1,055,000
Morgan Stanley
5.500%, due 07/28/21	USD	2,400,000	2,736,427
Morgan Stanley Capital I Trust 2014-CPT, Class A
3.350%, due 07/13/29[3]	USD	3,850,000	3,966,385
Navient Corp.
5.500%, due 01/15/19	USD	1,150,000	1,192,412
New York Life Global Funding
1.650%, due 05/15/17[3]	USD	2,700,000	2,721,846
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[3]	USD	1,348,000	1,495,919
PPL Capital Funding, Inc.
3.950%, due 03/15/24	USD	700,000	727,209
Prudential Financial, Inc.
3.500%, due 05/15/24	USD	2,950,000	2,961,886
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, due 06/01/19[3]	USD	1,050,000	1,118,250

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
Reliance Holding USA, Inc.
5.400%, due 02/14/22[3]	USD	2,300,000	2,506,625
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19	USD	1,000,000	1,071,250
Roche Holdings, Inc.
6.500%, due 03/04/21[1]	EUR	2,000,000	3,373,981
Sempra Energy
3.550%, due 06/15/24	USD	2,900,000	2,959,241
SESI LLC
7.125%, due 12/15/21	USD	1,000,000	1,080,000
SunTrust Banks, Inc.
2.350%, due 11/01/18	USD	1,900,000	1,912,014
Synchrony Financial
1.875%, due 08/15/17	USD	1,750,000	1,756,025
Sysco Corp.
3.500%, due 10/02/24	USD	950,000	964,042
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	USD	2,350,000	2,707,275
UnitedHealth Group, Inc.
2.750%, due 02/15/23	USD	1,500,000	1,461,897
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	800,000	1,076,847
4.150%, due 03/15/24	USD	1,450,000	1,508,175
3.500%, due 11/01/24	USD	1,850,000	1,820,853
Wells Fargo & Co.
4.100%, due 06/03/26	USD	3,950,000	4,006,390

			114,239,819

Total long-term global debt securities (cost—$552,824,874)			554,235,577

US government obligation—2.28%
United States—2.28%
US Treasury Bill
0.044%, due 04/23/15[5] (cost—$13,447,190)	USD	13,450,000	13,446,651

Repurchase agreement—0.63%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $2,396,664 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $1,588,064 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$3,779,146); proceeds: $3,705,000 (cost—$3,705,000)		3,705,000	3,705,000

Total investments (cost—$569,977,064)—96.78%			571,387,228
Other assets in excess of liabilities—3.22%			19,017,534

Net assets—100.00%			590,404,762

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,670,483
Gross unrealized depreciation	(10,260,319)

Net unrealized appreciation	$1,410,164

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
73	AUD	Australian Bond 10 Year Futures	December 2014	7,700,385	7,888,069	187,684
135	CAD	Canada Government Bond 10 Year Futures	December 2014	16,300,833	16,413,691	112,858
154	EUR	German Euro BOBL Futures	December 2014	24,595,953	24,711,744	115,791
157	EUR	German Euro Bund Futures	December 2014	29,618,307	29,690,723	72,416
67	EUR	German Euro Buxl 30 Year Futures	December 2014	11,905,678	12,201,221	295,543
344	EUR	German Euro Schatz Futures	December 2014	47,821,818	47,837,351	15,533
25	GBP	United Kingdom Long Gilt Bond Futures	December 2014	4,562,508	4,603,138	40,630
38	JPY	Japan Government Bond 10 Year Futures	December 2014	49,296,319	49,571,689	275,370

				191,801,801	192,917,626	1,115,825

				Proceeds($)
US Treasury futures sell contracts:
4	USD	US Long Bond Futures	December 2014	557,125	564,375	(7,250)
243	USD	US Treasury Note 2 Year Futures	December 2014	53,183,648	53,353,687	(170,039)
327	USD	US Treasury Note 5 Year Futures	December 2014	38,754,408	39,053,508	(299,100)
1,106	USD	US Treasury Note 10 Year Futures	December 2014	139,265,968	139,753,469	(487,501)

				231,761,149	232,725,039	(963,890)

						151,935

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	EUR	13,598,286	CAD	19,210,842	12/15/14	(17,577)
CITI	USD	5,900,507	AUD	6,750,264	12/15/14	22,769
CITI	USD	1,721,109	JPY	186,757,487	12/15/14	(57,772)
CSI	EUR	825,773	CZK	22,900,000	12/09/14	(3,141)
CSI	EUR	29,791,503	JPY	4,081,495,489	12/15/14	(991,612)
CSI	JPY	571,501,568	USD	5,120,000	12/15/14	29,979
CSI	MXN	115,730,000	USD	8,682,442	12/09/14	106,698
CSI	USD	773,257	SGD	976,779	12/09/14	(13,069)
DB	EUR	4,010,000	USD	5,073,612	12/15/14	47,160
DB	KRW	3,650,000,000	USD	3,495,195	12/09/14	84,698
DB	MYR	2,770,000	USD	862,821	12/09/14	22,900
DB	USD	4,416,987	INR	268,862,000	12/03/14	(64,849)
DB	USD	7,029,796	INR	433,640,000	12/09/14	(19,078)
DB	USD	845,208	TRY	1,898,000	12/09/14	1,778
DB	USD	1,126,636	ZAR	12,530,000	12/09/14	2,799
GSI	EUR	27,076,808	USD	34,186,906	12/15/14	246,684
GSI	GBP	28,603,002	USD	45,946,518	12/15/14	205,271
GSI	MXN	194,498,637	USD	14,606,715	12/09/14	194,112
GSI	MXN	36,907,889	USD	2,723,610	12/09/14	(11,312)
GSI	NOK	160,253,147	EUR	19,548,788	12/15/14	778,270
GSI	NZD	29,572,181	USD	23,016,768	12/15/14	56,743
GSI	SEK	14,456,305	EUR	1,592,885	12/15/14	38,731
GSI	USD	3,778,314	CHF	3,623,554	12/15/14	(10,840)
GSI	USD	4,763,827	EUR	3,751,074	12/15/14	(61,932)
GSI	USD	265,903	NZD	335,666	12/15/14	(5,290)
JPMCB	CZK	6,400,000	EUR	230,796	12/09/14	894
JPMCB	DKK	1,488,598	EUR	199,912	12/15/14	(105)
JPMCB	JPY	773,655,000	USD	7,266,495	12/15/14	376,015
JPMCB	USD	14,813,905	NOK	100,193,716	12/15/14	19,934

						978,858

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	1,325,980	1,927,990	3,253,970	—	7

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	554,235,577	—	554,235,577
US government obligation	—	13,446,651	—	13,446,651
Repurchase agreement	—	3,705,000	—	3,705,000
Futures contracts	1,115,825	—	—	1,115,825
Forward foreign currency contracts	—	2,235,435	—	2,235,435

Total	1,115,825	573,622,663	—	574,738,488

Liabilities
Futures contracts	(963,890)	—	—	(963,890)
Forward foreign currency contracts	—	(1,256,577)	—	(1,256,577)

Total	(963,890)	(1,256,577)	—	(2,220,467)

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments
	Long-term (%)	Short-term (%)
Government and other public issuers	49.84	—
Repurchase agreement	—	0.65
Banks and other financial institutions	32.61	—
Industrial	16.90	—

	99.35	0.65

Portfolio footnotes

1	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2014, the value of these securities amounted to 27.22% of net assets.
2	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 14.75% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	Perpetual investment. The maturity date reflects the next call date.
5	Rates shown are the discount rates at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—94.60%
Aerospace & defense—1.43%
Ducommun, Inc.
9.750%, due 07/15/18	635,000	692,150
Spirit AeroSystems, Inc.
5.250%, due 03/15/22	3,000,000	3,052,500
TransDigm, Inc.
6.000%, due 07/15/22	1,610,000	1,628,112
6.500%, due 07/15/24	1,200,000	1,236,000

		6,608,762

Agriculture—0.24%
Virgolino de Oliveira Finance Ltd.
10.875%, due 01/13/20[2]	1,180,000	708,000
11.750%, due 02/09/22[2]	1,610,000	382,375

		1,090,375

Airlines—0.75%
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	511,808	546,631
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	531,709	587,539
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,553,149	1,735,644
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	537,277	595,035

		3,464,849

Auto & truck—2.42%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.250%, due 06/15/21	1,985,000	2,218,238
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,708,957
9.375%, due 03/01/20	644,000	831,937
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,963,960
8.875%, due 01/15/22	1,000,000	1,286,877
9.215%, due 09/15/21	282,000	375,257
Navistar International Corp.
8.250%, due 11/01/21[3]	2,702,000	2,777,656

		11,162,882

Automotive parts—1.25%
Gajah Tunggal Tbk PT
7.750%, due 02/06/18[2]	1,650,000	1,659,768

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Automotive parts—(concluded)
Goodyear Tire & Rubber Co.
6.500%, due 03/01/21		400,000	428,000
7.000%, due 05/15/22		1,710,000	1,859,625
8.250%, due 08/15/20		420,000	451,500
MPG Holdco I, Inc.
7.375%, due 10/15/22[2,3]		1,305,000	1,370,250

			5,769,143

Banking-non-US—8.23%
Banco Continental SAECA
8.875%, due 10/15/17[2]		1,500,000	1,597,500
Banco do Brasil SA
5.875%, due 01/19/23[2,3]		1,900,000	1,978,280
Barclays Bank PLC
10.000%, due 05/21/21[4]	GBP	1,350,000	2,810,174
BBVA International Preferred SAU
5.919%, due 04/18/17[5,6]		1,500,000	1,530,000
Belfius Funding NV
1.261%, due 02/09/17[5]	GBP	2,350,000	3,608,924
Deutsche Postbank Funding Trust IV
5.983%, due 06/29/17[4,5,6]	EUR	2,150,000	2,816,323
HBOS Capital Funding LP
6.461%, due 11/30/18[4,5,6]	GBP	2,800,000	4,662,807
HBOS PLC
5.125%, due 10/14/15[5,6]	EUR	1,250,000	1,566,264
HSBC Holdings PLC
6.375%, due 09/17/24[5,6]		2,350,000	2,397,000
ICICI Bank Ltd.
6.375%, due 04/30/22[4,5]		3,565,000	3,671,950
National Capital Trust I
5.620%, due 12/17/18[4,5,6]	GBP	1,500,000	2,507,531
Royal Bank of Scotland PLC
9.500%, due 03/16/22[4,5]		2,750,000	3,142,975
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[4]		4,400,000	3,926,560
UT2 Funding PLC
5.321%, due 06/30/16[7]	EUR	1,400,000	1,780,726

			37,997,014

Banking-US—2.34%
ABN Amro Bank NV
4.310%, due 03/10/16[5,6]	EUR	2,905,000	3,685,906
Dresdner Funding Trust I
8.151%, due 06/30/31[2]		1,600,000	1,868,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
Mellon Capital III
6.369%, due 09/05/66[5]	GBP	1,850,000	3,068,946
Wachovia Capital Trust III
5.570%, due 12/01/14[5,6]		750,000	725,625
Wells Fargo & Co.
5.900%, due 06/15/24[5,6]		1,430,000	1,470,183

			10,818,660

Broadcast—0.36%
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20		127,000	133,985
7.625%, due 03/15/20		1,423,000	1,513,716

			1,647,701

Building & construction—1.78%
Beazer Homes USA, Inc.
8.125%, due 06/15/16		835,000	895,537
K. Hovnanian Enterprises, Inc.
6.250%, due 01/15/16		315,000	325,238
7.250%, due 10/15/20[2]		1,240,000	1,305,100
KB Home
7.500%, due 09/15/22		1,485,000	1,600,087
Pulte Group, Inc.
6.375%, due 05/15/33		567,000	568,418
7.875%, due 06/15/32		870,000	999,412
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19		1,045,000	1,112,925
Standard Pacific Corp.
6.250%, due 12/15/21		1,335,000	1,401,750

			8,208,467

Building materials—0.23%
Interface, Inc.
7.625%, due 12/01/18		1,017,000	1,058,494

Building products—0.88%
Associated Materials LLC
9.125%, due 11/01/17		1,810,000	1,769,275
USG Corp.
9.750%, due 01/15/18[7]		690,000	795,225
8.375%, due 10/15/18[2,3]		210,000	219,723
5.875%, due 11/01/21[2]		1,235,000	1,275,138

			4,059,361

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building products-cement—0.13%
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	620,463

Cable—1.17%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 01/15/24		1,250,000	1,279,688
CCOH Safari LLC
5.500%, due 12/01/22		2,400,000	2,424,000
Dish DBS Corp.
5.875%, due 07/15/22		730,000	773,800
6.750%, due 06/01/21		835,000	926,850

			5,404,338

Car rental—1.08%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, due 06/01/22[2]		1,600,000	1,580,800
5.500%, due 04/01/23		170,000	170,850
Hertz Corp.
5.875%, due 10/15/20		450,000	453,375
6.250%, due 10/15/22[3]		1,500,000	1,530,000
6.750%, due 04/15/19		300,000	312,750
7.375%, due 01/15/21		885,000	935,888

			4,983,663

Chemicals—1.85%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18		2,780,000	2,748,725
Huntsman International LLC
5.125%, due 11/15/22[2]		3,450,000	3,471,562
Momentive Performance Materials, Inc.
4.690%, due 04/24/22		685,000	558,275
10.000%, due 10/15/20[8,9]		685,000	1
Perstorp Holding AB
11.000%, due 08/15/17[4]		1,750,000	1,741,250

			8,519,813

Coal—0.63%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19[3]		1,190,000	595,000
6.250%, due 06/01/21[3]		245,000	116,375
7.500%, due 08/01/20[2,3]		1,180,000	944,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Coal—(concluded)
Arch Coal, Inc.
7.000%, due 06/15/19[3]		825,000	330,000
7.250%, due 10/01/20[3]		275,000	132,000
7.250%, due 06/15/21[3]		460,000	170,200
8.000%, due 01/15/19[2,3]		930,000	604,500

			2,892,075

Commercial services—0.79%
Iron Mountain, Inc.
5.750%, due 08/15/24		700,000	714,000
6.000%, due 08/15/23		1,790,000	1,888,450
8.375%, due 08/15/21		1,000,000	1,040,000

			3,642,450

Computer software & services—1.15%
NCR Corp.
4.625%, due 02/15/21		1,870,000	1,860,650
6.375%, due 12/15/23		1,100,000	1,160,500
Sungard Data Systems, Inc.
6.625%, due 11/01/19		2,225,000	2,302,875

			5,324,025

Consumer products—0.81%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]		1,800,000	1,917,000
Cosan Luxembourg SA
5.000%, due 03/14/23[2]		200,000	192,100
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24[2]		1,575,000	1,606,500

			3,715,600

Consumer products—0.51%
Service Corp. International
5.375%, due 05/15/24		2,300,000	2,369,000

Containers & packaging—1.24%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.750%, due 01/31/21[2,3]		3,050,000	3,118,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20[2]		290,294	296,100
Rexam PLC
6.750%, due 06/29/67[4,5]	EUR	1,406,000	1,854,430
Sealed Air Corp.
5.250%, due 04/01/23[2]		425,000	436,688

			5,705,843

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified capital goods—0.14%
Mueller Water Products, Inc.
8.750%, due 09/01/20		604,000	652,320

Diversified financial services—1.98%
Ally Financial, Inc.
8.000%, due 11/01/31		895,000	1,138,888
8.000%, due 11/01/31		405,000	515,869
Bank of America Corp.
8.000%, due 01/30/18[5,6]		345,000	371,306
First Data Corp.
8.875%, due 08/15/20[2]		2,465,000	2,668,362
10.625%, due 06/15/21		1,264,000	1,456,760
GE Capital Trust III
6.500%, due 09/15/67[4,5]	GBP	1,750,000	2,995,467

			9,146,652

Diversified manufacturing—0.86%
Bombardier, Inc.
6.000%, due 10/15/22[2]		925,000	949,859
6.125%, due 01/15/23[2,3]		725,000	746,750
7.500%, due 03/15/18[2]		270,000	299,700
7.750%, due 03/15/20[2]		1,770,000	1,964,700

			3,961,009

Electric utilities—0.20%
NRG Energy, Inc.
8.250%, due 09/01/20		865,000	935,281

Electric-generation—0.73%
Calpine Corp.
5.750%, due 01/15/25		3,150,000	3,189,375
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]		159,455	170,218

			3,359,593

Electronics—0.57%
Freescale Semiconductor, Inc.
5.000%, due 05/15/21[2,3]		1,875,000	1,846,875
6.000%, due 01/15/22[2]		757,000	775,925

			2,622,800

Finance-captive automotive—2.06%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]		880,000	754,600
Credit Agricole SA
7.875%, due 01/23/24[2,3,5,6]		2,000,000	2,064,400
8.375%, due 10/13/19[2,5,6]		765,000	886,444

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22		485,000	498,337
6.000%, due 08/01/20		3,130,000	3,286,500
Schaeffler Finance BV
4.750%, due 05/15/21[2]		2,020,000	2,014,950

			9,505,231

Finance-noncaptive consumer—0.39%
CIT Group, Inc.
5.000%, due 08/15/22		1,740,000	1,820,475

Finance-other—2.34%
BBVA Bancomer SA/Texas
6.750%, due 09/30/22[2]		1,550,000	1,743,750
Navient LLC
8.000%, due 03/25/20		2,000,000	2,295,000
8.450%, due 06/15/18		600,000	685,500
OAS Finance Ltd.
8.000%, due 07/02/21[2]		2,000,000	1,870,000
Springleaf Finance Corp.
6.000%, due 06/01/20		3,490,000	3,612,150
Springleaf Finance Corp. MTN
6.500%, due 09/15/17		545,000	583,150

			10,789,550

Financial services—2.93%
Ageas Hybrid Financing SA
5.125%, due 06/20/16[4,5,6]	EUR	2,125,000	2,682,916
Assicurazioni Generali SpA
6.416%, due 02/08/22[5,6]	GBP	1,300,000	2,136,359
Banco de Bogota SA
5.375%, due 02/19/23[2]		2,200,000	2,284,590
Cemex Finance LLC
6.000%, due 04/01/24[2]		1,200,000	1,223,640
9.375%, due 10/12/22[2]		1,800,000	2,069,100
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]		1,165,000	1,211,600
VTB Bank OJSC Via VTB Capital SA
6.950%, due 10/17/22[4]		2,000,000	1,907,500

			13,515,705

Food products—2.60%
ESAL GmbH
6.250%, due 02/05/23[2,3]		945,000	968,625

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food products—(concluded)
JBS USA LLC/JBS USA Finance, Inc.
5.875%, due 07/15/24[2]		500,000	501,815
8.250%, due 02/01/20[2]		1,685,000	1,798,956
Minerva Luxembourg SA
7.750%, due 01/31/23[2]		3,100,000	3,227,100
7.750%, due 01/31/23[4]		850,000	884,850
Premier Foods Finance PLC
6.500%, due 03/15/21[2]	GBP	1,300,000	1,869,903
Smithfield Foods, Inc.
6.625%, due 08/15/22		1,030,000	1,122,700
USJ Acucar e Alcool SA
9.875%, due 11/09/19[2,3]		1,800,000	1,611,000

			11,984,949

Food-wholesale—0.52%
Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	195,408
5.500%, due 06/15/23[2]		2,100,000	2,205,210

			2,400,618

Gaming—2.91%
Caesars Entertainment Operating Co., Inc.
9.000%, due 02/15/20[3]		2,700,000	2,038,500
9.000%, due 02/15/20[3]		2,800,000	2,100,000
Isle of Capri Casinos, Inc.
7.750%, due 03/15/19		575,000	603,750
8.875%, due 06/15/20[3]		3,295,000	3,525,650
MGM Resorts International
6.750%, due 10/01/20		2,683,000	2,944,592
7.750%, due 03/15/22[3]		740,000	852,850
Mohegan Tribal Gaming Authority
9.750%, due 09/01/21[3]		1,330,000	1,369,900

			13,435,242

Health care providers & services—5.61%
Alere, Inc.
6.500%, due 06/15/20		675,000	695,250
8.625%, due 10/01/18		1,240,000	1,294,250
CHS/Community Health Systems, Inc.
5.125%, due 08/01/21		1,805,000	1,886,225
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22		2,535,000	2,687,100

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
HCA, Inc.
5.000%, due 03/15/24		3,295,000	3,398,002
7.500%, due 02/15/22		2,750,000	3,193,437
Kinetic Concepts, Inc./KCI USA, Inc.[7]
10.500%, due 11/01/18		1,145,000	1,262,363
Millinckrodt International Finance SA/Mallinkrodt CB LLC
5.750%, due 08/01/22[2]		2,680,000	2,807,300
Multiplan, Inc.
6.625%, due 04/01/22[2]		2,745,000	2,871,956
Tenet Healthcare Corp.
5.500%, due 03/01/19[2]		1,200,000	1,227,000
8.125%, due 04/01/22		1,645,000	1,885,581
Valeant Pharmaceuticals International, Inc.
5.625%, due 12/01/21[2]		1,000,000	990,000
Valeant Pharmaceuticals, Inc.
7.500%, due 07/15/21[2]		1,595,000	1,706,650

			25,905,114

Hotels, restaurants & leisure—0.17%
Paris Las Vegas Holdings
8.000%, due 10/01/20[2]		795,000	771,150

Insurance—3.93%
American International Group, Inc.
4.875%, due 03/15/67[5]	EUR	50,000	65,415
5.000%, due 04/26/23	GBP	750,000	1,338,666
Series A2 4.875%, due 03/15/67[5]	EUR	4,500,000	5,887,299
Series A3 5.750%, due 03/15/67[5]	GBP	600,000	995,416
Aviva PLC
6.875%, due 05/22/38[5]	EUR	1,200,000	1,735,591
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]		2,000,000	2,340,000
Lincoln National Corp.
7.000%, due 05/17/66[5]		1,555,000	1,593,875
Pearl Group Holdings No 1 Ltd.
6.586%, due 04/25/16[5,6]	GBP	1,411,000	2,199,394
Scottish Widows PLC
5.500%, due 06/16/23[4]	GBP	1,185,000	1,983,944

			18,139,600

Machinery—0.75%
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[2]		920,000	979,800

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—(concluded)
Sensata Technologies BV
4.875%, due 10/15/23[2]		1,835,000	1,812,063
Terex Corp.
6.000%, due 05/15/21		650,000	676,000

			3,467,863

Manufacturing-diversified—1.40%
Amsted Industries, Inc.
5.000%, due 03/15/22[2]		1,320,000	1,301,850
5.375%, due 09/15/24[2]		600,000	600,000
Gates Global LLC/Gates Global Co.
6.000%, due 07/15/22[2]		3,200,000	3,104,000
Kloeckner Pentaplast GmbH & Co. KG
11.625%, due 07/15/17[4]	EUR	1,050,000	1,440,967

			6,446,817

Media—2.00%
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22		278,000	287,730
iHeartCommunications, Inc.
9.000%, due 03/01/21		3,785,000	3,785,000
9.000%, due 09/15/22[2]		1,100,000	1,105,500
Lamar Media Corp.
5.875%, due 02/01/22		1,350,000	1,424,250
TVN Finance Corp. III AB
7.375%, due 12/15/20[2]	EUR	1,250,000	1,715,249
Unify Germany Holdings BV
10.750%, due 11/15/15[4]	EUR	748,000	932,670

			9,250,399

Metals—2.18%
Aleris International, Inc.
6.000%, due 06/01/20[8,9]		13,347	11,342
7.625%, due 02/15/18		835,000	860,050
7.875%, due 11/01/20		2,680,000	2,787,200
Novelis, Inc.
8.375%, due 12/15/17		1,250,000	1,306,250
8.750%, due 12/15/20		935,000	1,020,318
Vedanta Resources PLC
7.125%, due 05/31/23[2]		2,200,000	2,235,750
8.250%, due 06/07/21[2]		1,700,000	1,857,250

			10,078,160

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—1.41%
ArcelorMittal
7.250%, due 03/01/41[3,7]		1,665,000	1,719,113
7.500%, due 10/15/39[7]		3,405,000	3,634,837
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2,3]		233,333	239,167
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	912,586

			6,505,703

Oil & gas—9.95%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21		678,000	713,595
Berry Petroleum Co.
6.750%, due 11/01/20		2,320,000	2,204,000
California Resources Corp.
6.000%, due 11/15/24[2,3]		1,955,000	1,994,100
Chesapeake Energy Corp.
5.375%, due 06/15/21		1,000,000	1,042,500
6.250%, due 01/15/17	EUR	515,000	692,162
6.625%, due 08/15/20		3,040,000	3,427,600
Concho Resources, Inc.
5.500%, due 10/01/22		270,000	284,850
5.500%, due 04/01/23		290,000	306,675
6.500%, due 01/15/22		300,000	324,000
Denbury Resources, Inc.
4.625%, due 07/15/23		1,500,000	1,385,625
5.500%, due 05/01/22		1,200,000	1,182,000
Energy Transfer Equity LP
7.500%, due 10/15/20		1,650,000	1,897,500
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20		2,105,000	2,299,712
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21		430,000	433,225
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]		525,000	553,875
8.000%, due 02/15/20[2]		355,000	372,750
Kinder Morgan Inc.
5.000%, due 02/15/21[2]		3,370,000	3,555,350
Linn Energy LLC/Linn Energy Finance Corp.
6.250%, due 11/01/19		800,000	736,000
6.500%, due 05/15/19		800,000	748,000
6.500%, due 09/15/21		435,000	398,025
7.750%, due 02/01/21		500,000	490,000
8.625%, due 04/15/20		830,000	832,075

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.500%, due 02/15/23	645,000	686,925
6.500%, due 08/15/21	601,000	643,070
Pacific Rubiales Energy Corp.
5.125%, due 03/28/23[2,3]	2,300,000	2,178,560
Parker Drilling Co.
6.750%, due 07/15/22	880,000	800,800
Petroleos de Venezuela SA
12.750%, due 02/17/22[4]	5,110,000	4,039,455
Precision Drilling Corp.
6.500%, due 12/15/21	615,000	630,375
6.625%, due 11/15/20	855,000	880,650
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22	500,000	510,000
5.500%, due 04/15/23	1,230,000	1,273,050
Samson Investment Co.[7]
9.750%, due 02/15/20	2,705,000	2,001,700
Swift Energy Co.
7.125%, due 06/01/17[3]	500,000	475,000
8.875%, due 01/15/20[3]	1,520,000	1,482,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	900,000	891,000
5.250%, due 05/01/23	1,465,000	1,538,250
Whiting Petroleum Corp.
5.750%, due 03/15/21	1,925,000	2,030,875

		45,935,329

Oil services—1.87%
Basic Energy Services, Inc.
7.750%, due 02/15/19[3]	1,320,000	1,287,000
7.750%, due 10/15/22	1,875,000	1,828,125
Cie Generale de Geophysique-Veritas
6.500%, due 06/01/21[3]	1,950,000	1,560,000
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	2,205,000	2,243,587
Hornbeck Offshore Services, Inc.
5.000%, due 03/01/21	1,235,000	1,099,150
5.875%, due 04/01/20	650,000	611,000

		8,628,862

Packaging—1.49%
Reynolds Group Issuer
8.250%, due 02/15/21[3]	1,550,000	1,666,250
8.500%, due 05/15/18	1,765,000	1,828,981
9.875%, due 08/15/19	3,115,000	3,383,669

		6,878,900

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Paper & forest products—0.66%
Fibria Overseas Finance Ltd.
5.250%, due 05/12/24	2,000,000	2,025,000
Stora Enso Oyj
7.250%, due 04/15/36[2]	1,000,000	1,010,000

		3,035,000

Pipelines—1.23%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21	790,000	788,025
5.875%, due 08/01/23	2,045,000	2,121,688
6.625%, due 10/01/20	400,000	424,000
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[2]	1,700,000	1,785,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.500%, due 05/15/21	500,000	532,500

		5,651,213

Real estate investment trusts—0.44%
The Geo Group, Inc.
5.875%, due 10/15/24	1,960,000	2,018,800

Rental auto/equipment—0.57%
United Rentals North America, Inc.
6.125%, due 06/15/23	670,000	721,088
7.375%, due 05/15/20	275,000	298,375
7.625%, due 04/15/22	270,000	301,050
8.375%, due 09/15/20[3]	1,220,000	1,320,650

		2,641,163

Retail—0.49%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000	1,786,500
7.375%, due 08/01/21	436,000	468,700

		2,255,200

Steel—1.59%
AK Steel Corp.
7.625%, due 05/15/20[3]	1,850,000	1,863,875
7.625%, due 10/01/21[3]	1,025,000	1,027,562
8.375%, due 04/01/22	400,000	408,000
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]	2,100,000	1,997,625

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Steel—(concluded)
US Steel Corp.
7.000%, due 02/01/18[3]		1,170,000	1,289,925
7.500%, due 03/15/22		700,000	766,500

			7,353,487

Technology—0.54%
Zebra Technologies Corp.
7.250%, due 10/15/22[2]		2,385,000	2,510,213

Telecom-integrated/services—1.43%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21		1,088,000	1,210,400
Intelsat Luxembourg SA
8.125%, due 06/01/23[3]		5,090,000	5,408,125

			6,618,525

Telecommunication services—1.32%
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]		2,250,000	2,266,875
CommScope, Inc.
5.000%, due 06/15/21[2]		1,370,000	1,366,575
Virgin Media Finance PLC
6.375%, due 10/15/24[2]	GBP	1,500,000	2,435,544

			6,068,994

Telephone-integrated—2.37%
Frontier Communications Corp.
6.875%, due 01/15/25		850,000	860,625
7.000%, due 11/01/25		500,000	487,500
7.125%, due 01/15/23		700,000	745,500
Sprint Capital Corp.
6.875%, due 11/15/28		2,160,000	2,100,600
6.900%, due 05/01/19		3,225,000	3,418,500
8.750%, due 03/15/32		2,970,000	3,318,975

			10,931,700

Transportation—0.96%
Stena AB
5.875%, due 02/01/19[4]	EUR	650,000	878,539
6.125%, due 02/01/17[4]	EUR	1,500,000	1,979,388
Ukraine Railways via Shortline PLC
9.500%, due 05/21/18[2]		2,180,000	1,570,036

			4,427,963

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Transportation services—1.27%
CHC Helicopter SA
9.250%, due 10/15/20	2,740,500	2,932,335
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]	1,280,000	1,318,400
PHI, Inc.
5.250%, due 03/15/19	1,400,000	1,383,004
Teekay Corp.
8.500%, due 01/15/20[3]	195,000	216,450

		5,850,189

Wireless telecommunication services—3.47%
CenturyLink, Inc.
6.750%, due 12/01/23[3]	1,315,000	1,459,650
Comunicaciones Celulares SA
6.875%, due 02/06/24[2,3]	2,000,000	2,140,000
Sprint Nextel Corp.
6.000%, due 11/15/22	1,250,000	1,246,875
7.875%, due 09/15/23[2]	1,150,000	1,244,875
T-Mobile USA, Inc.
6.125%, due 01/15/22	1,375,000	1,424,844
6.375%, due 03/01/25	3,600,000	3,699,000
6.542%, due 04/28/20	1,350,000	1,424,250
6.625%, due 11/15/20	490,000	516,337
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,098,080
Windstream Corp.
6.375%, due 08/01/23	750,000	755,625

		16,009,536

Total corporate bonds (cost—$423,513,211)		436,572,283

Loan assignments[5]—1.49%
Airlines—0.42%
US Airways Group, Inc. Term Loan B1
3.500%, due 05/23/19	1,980,000	1,932,262

Broadcast—0.23%
Clear Channel Communications, Inc. Term Loan D
6.904%, due 01/30/19	1,136,165	1,071,017

Computer software & services—0.24%
Sungard Data Systems, Inc. Term Loan E
4.000%, due 03/08/20	1,127,229	1,122,066

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount[1]		Value ($)
Loan assignments—(continued)
Gaming—0.38%
Scientific Games International Term Loan B1
4.250%, due 10/18/20		1,786,500	1,746,858

Support-services—0.22%
Kar Auction Services, Inc. Term Loan B1
2.750%, due 03/11/17		497,063	494,578
Kar Auction Services, Inc. Term Loan B2
3.500%, due 03/11/21		497,063	492,093

			986,671

Total loan assignments (cost—$6,933,764)			6,858,874

Non-US government obligation—0.34%
Hellenic Republic Government Bond
2.000%, due 02/24/24[4,7] (cost—$1,531,094)	EUR	1,800,000	1,576,443

Asset-backed securities—0.65%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.222%, due 05/25/37[5]		247,476	206,249
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.282%, due 04/25/37[5]		333,254	303,261
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.252%, due 04/25/37[5]		292,205	274,872
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.262%, due 03/25/37[5]		454,717	444,602
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B 0.252%, due 09/25/36[5]		283,871	157,686
Series 2006-HE8, Class A2B 0.252%, due 10/25/36[5]		174,557	105,375
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[7]		1,435,021	781,619
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2 0.262%, due 01/25/37[5]		826,535	558,131
Series 2007-OPT1, Class 2A1 0.232%, due 06/25/37[5]		281,268	165,907

Total asset-backed securities (cost—$4,333,453)			2,997,702

Collateralized mortgage obligations—0.23%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
2.533%, due 11/25/35[5]		477,756	422,232
GSAA Home Equity Trust, Series 2006-14, Class A1
0.202%, due 09/25/36[5]		696,117	378,142
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
2.016%, due 11/25/36[5]		297,858	262,960

Total collateralized mortgage obligations (cost—$1,471,731)			1,063,334

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—0.37%
Automobiles—0.37%
General Motors Co.	44,444	1,395,542
Motors Liquidation Co. GUC Trust*,10	13,413	309,840

		1,705,382

Metals†—0.00%
Aleris International, Inc.*,8,9	15,446	154

Total common stocks (cost—$1,410,502)		1,705,536

	Number of warrants
Warrants*—0.33%
Automobiles—0.33%
General Motors Co., strike price $10.00, expires 07/10/16	51,150	1,108,421
General Motors Co., strike price $18.33, expires 07/10/19	29,200	416,684

Total warrants (cost—$1,433,603)		1,525,105

	Face amount
Repurchase agreement—0.16%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $483,861 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $320,613 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$762,969); proceeds: $748,000 (cost—$748,000)	748,000	748,000

	Number of shares
Investment of cash collateral from securities loaned—11.47%
Money market fund—11.47%
UBS Private Money Market Fund LLC[11] (cost—$52,925,233)	52,925,233	52,925,233

Total investments (cost—$494,300,591)[12]—109.64%		505,972,510
Liabilities in excess of other assets—(9.64)%		(44,485,323)

Net assets—100.00%		461,487,187

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,883,860
Gross unrealized depreciation	(14,211,941)

Net unrealized appreciation	$11,671,919

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized depreciation($)
US Treasury futures sell contracts:
878	USD	US Treasury Note 2 Year Futures	December 2014	192,239,134	192,775,875	(536,741)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	EUR	34,638,000	USD	44,861,810	12/03/14	1,447,161
JPMCB	GBP	21,318,000	USD	34,464,712	12/03/14	370,333
JPMCB	USD	11,109,051	EUR	8,635,000	12/03/14	(286,096)

						1,531,398

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Corporate bonds	—	436,560,941	11,342	436,572,283
Loan assignments	—	6,858,874	—	6,858,874
Non-US government obligation	—	1,576,443	—	1,576,443
Asset-backed securities	—	2,997,702	—	2,997,702
Collateralized mortgage obligations	—	1,063,334	—	1,063,334
Common stocks	1,705,382	—	154	1,705,536
Warrants	1,525,105	—	—	1,525,105
Repurchase agreement	—	748,000	—	748,000
Investment of cash collateral from securities loaned	—	52,925,233	—	52,925,233
Forward foreign currency contracts	—	1,817,494	—	1,817,494

Total	3,230,487	504,548,021	11,496	507,790,004

Liabilities
Futures contracts	(536,741)	—	—	(536,741)
Forward foreign currency contracts	—	(286,096)	—	(286,096)

Total	(536,741)	(286,096)	—	(822,837)

At October 31, 2014, there was a transfer between Level 1 and Level 2.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

	Corporate bonds ($)	Common stocks ($)	Total ($)
Beginning balance	11,295	91,132	102,427
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	918	—	918
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	(871)	(90,978)	(91,849)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending balance	11,342	154	11,496

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2014, was $ (91,849).

Issuer breakdown by country or territory of origin

	Percentage of total investments (%)
United States	70.5
Luxembourg	6.8
United Kingdom	4.5
Netherlands	2.4
Canada	2.2
Venezuela	1.8
Sweden	1.3
Ireland	1.0
Jersey	0.9
Colombia	0.9
Cayman Islands	0.9
France	0.9
India	0.7
Brazil	0.7
Germany	0.5
Belgium	0.5
Italy	0.4
British Virgin Islands	0.4
Georgia	0.4
Mexico	0.3
Indonesia	0.3
Paraguay	0.3
Greece	0.3
Spain	0.3
Finland	0.2
Australia	0.2
Austria	0.2
Argentina	0.2
Marshall Islands	0.0	†

Total	100.0

†	Amount represents less than 0.05%

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	In US Dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 26.54% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3	Security, or portion thereof, was on loan at October 31, 2014.
4	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2014, the value of these securities amounted to 10.50% of net assets.
5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
6	Perpetual investment. Date shown reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Illiquid investments as of October 31, 2014.
9	Security is being fair valued by a valuation committee under the direction of the board of trustees.
10	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
11	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	34,618,990	75,142,518	56,836,275	52,925,233	1,126

12	Includes $51,567,334 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $52,925,233.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—112.15%
Aerospace & defense—4.02%
Alliant Techsystems, Inc.	8,946	1,046,324
Exelis, Inc.	63,928	1,141,115
General Dynamics Corp.	42,586	5,951,819
Honeywell International, Inc.	21,660	2,081,959
Huntington Ingalls Industries, Inc.	4,430	468,783
L-3 Communications Holdings, Inc.	46,045	5,592,626
Lockheed Martin Corp.	56,156	10,701,649
Northrop Grumman Corp.	5,970	823,621
Raytheon Co.	65,117	6,764,354
The Boeing Co.	195,113	24,371,565
Vectrus, Inc.*	3,551	86,786

		59,030,601

Airlines—0.60%
Delta Air Lines, Inc.[1]	163,901	6,593,737
United Continental Holdings, Inc.*	42,911	2,266,130

		8,859,867

Auto components—2.26%
Gentex Corp.[1]	34,880	1,141,971
Johnson Controls, Inc.	400,707	18,933,406
Lear Corp.	38,106	3,524,805
Tenneco, Inc.*	19,914	1,042,697
TRW Automotive Holdings Corp.*	84,569	8,571,068

		33,213,947

Automobiles—1.39%
Ford Motor Co.	803,622	11,323,034
General Motors Co.	290,141	9,110,427

		20,433,461

Banks—5.78%
BB&T Corp.	167,098	6,329,672
City National Corp.[1]	24,780	1,950,434
Comerica, Inc.	116,047	5,540,084
East West Bancorp, Inc.	70,922	2,607,093
Fifth Third Bancorp	574,006	11,474,380
PNC Financial Services Group, Inc.	320,036	27,647,910
Popular, Inc.*	16,430	523,788
Regions Financial Corp.	119,867	1,190,279
SunTrust Banks, Inc.[1]	60,638	2,373,371

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
TCF Financial Corp.	34,453	532,299
US Bancorp[1]	17,792	757,939
Wells Fargo & Co.[2]	451,138	23,950,917

		84,878,166

Building products—0.46%
Masco Corp.	268,745	5,931,202
Owens Corning	23,960	768,158

		6,699,360

Capital markets—6.13%
Ameriprise Financial, Inc.	134,740	17,000,146
BlackRock, Inc.[1]	3,926	1,339,198
Franklin Resources, Inc.	102,024	5,673,555
Invesco Ltd.	21,080	853,107
Legg Mason, Inc.[1]	18,396	956,592
Morgan Stanley	300,944	10,517,993
Northern Trust Corp.	231,096	15,321,665
Raymond James Financial, Inc.	17,948	1,007,421
State Street Corp.	131,556	9,927,216
The Goldman Sachs Group, Inc.	144,487	27,451,085

		90,047,978

Chemicals—2.38%
Cabot Corp.	10,631	493,597
Huntsman Corp.	195,189	4,762,612
Monsanto Co.	174,453	20,069,073
The Mosaic Co.	216,926	9,611,991

		34,937,273

Commercial services & supplies—0.50%
Corrections Corp. of America[1]	20,850	766,863
KAR Auction Services, Inc.	48,630	1,476,407
Pitney Bowes, Inc.	63,447	1,569,679
R.R. Donnelley & Sons Co.[1]	74,800	1,305,260
Waste Management, Inc.[1]	45,118	2,205,819

		7,324,028

Communications equipment—1.73%
Brocade Communications Systems, Inc.	742,714	7,969,321

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Communications equipment—(concluded)
Cisco Systems, Inc.[2]	460,078	11,258,109
Harris Corp.	8,704	605,799
Juniper Networks, Inc.	60,200	1,268,414
QUALCOMM, Inc.	54,434	4,273,613

		25,375,256

Construction & engineering—0.09%
AECOM Technology Corp.*	42,129	1,371,299

Consumer finance—1.68%
Capital One Financial Corp.[2]	226,341	18,734,245
Discover Financial Services	79,576	5,075,357
Santander Consumer USA Holdings, Inc.[1]	47,490	878,565

		24,688,167

Containers & packaging—0.73%
Avery Dennison Corp.	45,774	2,144,512
Bemis Co., Inc.[1]	21,090	811,332
Berry Plastics Group, Inc.*	37,135	966,253
Crown Holdings, Inc.*	59,190	2,836,976
MeadWestvaco Corp.	26,894	1,187,908
Packaging Corp. of America	17,734	1,278,267
Sonoco Products Co.[1]	35,500	1,450,885

		10,676,133

Diversified consumer services—0.44%
Apollo Education Group, Inc.*	116,929	3,351,185
DeVry Education Group, Inc.[1]	21,649	1,048,028
H&R Block, Inc.	47,908	1,547,908
Service Corp. International[1]	27,177	594,361

		6,541,482

Diversified financial services—9.07%
Bank of America Corp.	2,089,584	35,857,262
Citigroup, Inc.[2]	952,080	50,964,842
CME Group, Inc.	42,588	3,569,300
Intercontinental Exchange, Inc.	10,281	2,141,430
JPMorgan Chase & Co.[2]	505,344	30,563,205
MSCI, Inc.	18,837	878,935
The NASDAQ OMX Group, Inc.	28,439	1,230,271

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—(concluded)
Voya Financial, Inc.	204,713	8,034,985

		133,240,230

Diversified telecommunication services—1.21%
AT&T, Inc.[1]	216,324	7,536,728
CenturyLink, Inc.[2]	157,469	6,531,814
Verizon Communications, Inc.	74,974	3,767,444

		17,835,986

Electric utilities—1.55%
American Electric Power Co., Inc.	18,286	1,066,805
Duke Energy Corp.[1]	13,860	1,138,599
Entergy Corp.[1]	7,510	630,990
Exelon Corp.[1]	454,481	16,629,460
FirstEnergy Corp.	29,290	1,093,689
The Southern Co.[1]	31,579	1,464,002
Xcel Energy, Inc.[1]	20,825	697,013

		22,720,558

Electrical equipment—0.18%
Emerson Electric Co.	41,038	2,628,894

Electronic equipment, instruments & components—1.44%
AVX Corp.[1]	27,091	391,194
Corning, Inc.	305,282	6,236,911
Ingram Micro, Inc., Class A*	56,790	1,524,244
Jabil Circuit, Inc.	116,726	2,445,410
TE Connectivity Ltd.	144,364	8,824,971
Tech Data Corp.*	16,559	988,903
Vishay Intertechnology, Inc.[1]	57,657	778,946

		21,190,579

Energy equipment & services—2.00%
Baker Hughes, Inc.	100,638	5,329,789
Cameron International Corp.*	139,277	8,293,945
Halliburton Co.	219,796	12,119,551
Patterson-UTI Energy, Inc.	16,020	368,941
Schlumberger Ltd.	21,871	2,157,793
Seventy Seven Energy, Inc.*	2,432	31,786
Superior Energy Services, Inc.	31,670	796,501

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Unit Corp.*	7,420	359,276

		29,457,582

Food & staples retailing—1.59%
CVS Health Corp.	156,672	13,444,024
Rite Aid Corp.*,1	434,188	2,279,487
Safeway, Inc.[1]	35,500	1,237,530
Wal-Mart Stores, Inc.	70,989	5,414,331
Walgreen Co.	15,840	1,017,245

		23,392,617

Food products—0.96%
Bunge Ltd.[1]	16,496	1,462,370
Mondelez International, Inc., Class A	96,429	3,400,087
Pinnacle Foods, Inc.	8,315	281,047
The J.M. Smucker Co.	3,984	414,336
Tyson Foods, Inc., Class A	211,189	8,521,476

		14,079,316

Gas utilities—0.28%
Atmos Energy Corp.[1]	54,472	2,887,016
Questar Corp.	49,055	1,182,716

		4,069,732

Health care equipment & supplies—3.60%
Baxter International, Inc.	40,850	2,865,219
Becton, Dickinson and Co.	49,913	6,423,803
Boston Scientific Corp.*	207,913	2,761,085
Covidien PLC	34,613	3,199,626
Hologic, Inc.*,1	94,481	2,474,457
Medtronic, Inc.[1]	456,960	31,146,394
Zimmer Holdings, Inc.	35,972	4,001,525

		52,872,109

Health care providers & services—5.66%
Cardinal Health, Inc.	32,382	2,541,339
Cigna Corp.	121,587	12,106,418
Express Scripts Holding Co.*	294,231	22,602,826
HCA Holdings, Inc.*	34,202	2,395,850
Health Net, Inc.*	44,363	2,107,686

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Humana, Inc.	23,011	3,195,077
Laboratory Corp. of America Holdings*	66,894	7,310,845
LifePoint Hospitals, Inc.*	4,497	314,790
McKesson Corp.	8,518	1,732,646
Omnicare, Inc.[1]	69,998	4,661,167
Quest Diagnostics, Inc.[1]	52,390	3,324,670
UnitedHealth Group, Inc.	190,838	18,131,518
Universal Health Services, Inc., Class B	9,335	968,133
WellPoint, Inc.[1]	14,127	1,789,750

		83,182,715

Hotels, restaurants & leisure—0.27%
Choice Hotels International, Inc.[1]	7,630	408,205
MGM Resorts International*,1	42,710	993,008
Six Flags Entertainment Corp.	62,621	2,523,626

		3,924,839

Household durables—0.16%
Leggett & Platt, Inc.[1]	10,756	423,571
Newell Rubbermaid, Inc.	57,757	1,925,041

		2,348,612

Household products—0.51%
The Procter & Gamble Co.[2]	86,064	7,510,805

Independent power and renewable electricity producers—0.55%
AES Corp.[2]	579,617	8,155,211

Industrial conglomerates—2.71%
General Electric Co.[2]	1,544,960	39,875,418

Insurance—7.40%
ACE Ltd.	52,001	5,683,709
Aflac, Inc.	44,482	2,656,910
Allied World Assurance Co. Holdings AG	35,640	1,354,320
American International Group, Inc.	159,172	8,526,844
Aspen Insurance Holdings Ltd.	38,060	1,660,558
Assurant, Inc.[1]	41,680	2,843,410
Assured Guaranty Ltd.	75,150	1,734,462
Axis Capital Holdings Ltd.	194,131	9,345,466
Berkshire Hathaway, Inc., Class B*,2	151,786	21,274,326

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Cincinnati Financial Corp.[1]	11,065	558,451
Endurance Specialty Holdings Ltd.	14,251	825,845
MBIA, Inc.*,1	58,880	574,669
Mercury General Corp.[1]	10,546	560,204
MetLife, Inc.	201,434	10,925,780
Old Republic International Corp.	151,560	2,238,541
PartnerRe Ltd.	4,584	530,323
ProAssurance Corp.	12,430	581,475
Prudential Financial, Inc.	55,681	4,929,996
RenaissanceRe Holdings Ltd.[1]	23,589	2,437,451
The Allstate Corp.	158,254	10,262,772
The Chubb Corp.[1]	10,940	1,086,998
The Hanover Insurance Group, Inc.[1]	17,732	1,186,980
The Travelers Cos., Inc.	66,949	6,748,459
Unum Group[1]	49,403	1,653,024
Validus Holdings Ltd.[1]	76,728	3,052,240
Willis Group Holdings PLC	135,371	5,486,587

		108,719,800

Internet & catalog retail—0.18%
Expedia, Inc.	21,906	1,861,353
Liberty Interactive Corp., Class A*	26,199	684,842
Liberty Ventures, Series A*	3,724	130,712

		2,676,907

IT services—0.98%
Computer Sciences Corp.	61,478	3,713,271
DST Systems, Inc.	3,290	316,992
Fidelity National Information Services, Inc.	36,683	2,141,920
Global Payments, Inc.	37,719	3,036,379
Paychex, Inc.	13,790	647,303
Total System Services, Inc.	22,140	748,111
Xerox Corp.	289,517	3,844,786

		14,448,762

Leisure products—0.06%
Mattel, Inc.[1]	29,449	914,980

Life sciences tools & services—0.16%
Agilent Technologies, Inc.	8,390	463,799
Charles River Laboratories International, Inc.*,1	6,600	416,856

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
QIAGEN N.V.*	34,068	799,236
Quintiles Transnational Holdings, Inc.*,1	5,091	298,027
Thermo Fisher Scientific, Inc.	3,460	406,792

		2,384,710

Machinery—1.12%
Crane Co.	58,117	3,623,595
Dover Corp.	24,598	1,954,065
Oshkosh Corp.[1]	37,969	1,699,492
Parker-Hannifin Corp.	63,240	8,033,377
SPX Corp.	3,105	294,323
Stanley Black & Decker, Inc.	8,523	798,094

		16,402,946

Media—9.76%
CBS Corp., Class B1	27,438	1,487,688
Comcast Corp., Class A1	720,433	39,875,966
Liberty Global PLC, Series C*	206,637	9,189,147
Liberty Media Corp., Class A*	37,658	1,808,337
Liberty Media Corp., Class C*	317,249	15,205,745
News Corp., Class A*	501,786	7,767,647
Omnicom Group, Inc.	136,259	9,791,572
Scripps Networks Interactive, Inc., Class A	32,942	2,544,440
The Interpublic Group Cos., Inc.	301,258	5,841,393
The Walt Disney Co.[1]	43,636	3,987,458
Thomson Reuters Corp.[1]	76,886	2,861,697
Time Warner, Inc.[1]	280,896	22,322,805
Time, Inc.*	65,290	1,474,901
Viacom, Inc., Class B	265,144	19,270,666

		143,429,462

Metals & mining—0.18%
Barrick Gold Corp.	136,535	1,620,670
Steel Dynamics, Inc.	29,750	684,547
TimkenSteel Corp.	6,732	273,185

		2,578,402

Multi-utilities—0.48%
Ameren Corp.	24,874	1,053,165
Centerpoint Energy, Inc.	70,568	1,732,444
Dominion Resources, Inc.[1]	30,635	2,184,276

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—(concluded)
Public Service Enterprise Group, Inc.	31,518	1,302,009
Vectren Corp.[1]	18,240	819,888

		7,091,782

Multiline retail—0.26%
Kohl’s Corp.[1]	15,358	832,711
Macy’s, Inc.	51,334	2,968,132

		3,800,843

Oil, gas & consumable fuels—9.01%
BP PLC, ADR	292,516	12,712,745
Canadian Natural Resources Ltd.	40,537	1,413,931
Chesapeake Energy Corp.[1]	34,050	755,229
Chevron Corp.[2]	57,632	6,912,958
ConocoPhillips[1]	49,578	3,577,053
Devon Energy Corp.	39,348	2,360,880
Encana Corp.	357,862	6,666,969
Energen Corp.	44,633	3,021,654
EOG Resources, Inc.	48,260	4,587,113
EQT Corp.	58,607	5,511,402
Exxon Mobil Corp.[2]	360,121	34,827,302
Hess Corp.	9,460	802,303
Kinder Morgan, Inc.[1]	23,990	928,413
Marathon Oil Corp.	27,760	982,704
Marathon Petroleum Corp.	64,351	5,849,506
Murphy Oil Corp.[1]	127,855	6,826,178
Occidental Petroleum Corp.	60,715	5,399,385
Phillips 66	104,818	8,228,213
QEP Resources, Inc.	127,435	3,194,795
Rice Energy, Inc.*	32,571	860,852
Royal Dutch Shell PLC, ADR	163,820	11,760,638
Ultra Petroleum Corp.*,1	23,844	543,643
Valero Energy Corp.	70,822	3,547,474
Western Refining, Inc.	24,403	1,112,533

		132,383,873

Paper & forest products—0.33%
International Paper Co.	96,934	4,906,799

Pharmaceuticals—8.32%
Abbott Laboratories	144,221	6,286,593

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
AbbVie, Inc.[2]	60,439	3,835,459
Bristol-Myers Squibb Co.[1]	218,837	12,734,125
Eli Lilly & Co.	17,382	1,152,948
Hospira, Inc.*	12,664	680,057
Johnson & Johnson[2]	152,818	16,470,724
Merck & Co., Inc.	84,717	4,908,503
Pfizer, Inc.[2]	1,754,682	52,552,726
Sanofi, ADR	28,203	1,304,107
Shire PLC, ADR	8,330	1,664,334
Teva Pharmaceutical Industries Ltd., ADR	82,786	4,674,925
Valeant Pharmaceuticals International, Inc.*,1	120,345	16,010,699

		122,275,200

Real estate investment trusts—1.39%
American Capital Agency Corp.	51,490	1,170,883
American Homes 4 Rent, Class A	100,116	1,755,033
Annaly Capital Management, Inc.	40,190	458,568
Chimera Investment Corp.	597,740	1,864,949
Equity Lifestyle Properties, Inc.	13,380	656,958
General Growth Properties, Inc.	150,350	3,895,568
HCP, Inc.	10,260	451,132
Healthcare Trust of America, Inc., Class A1	35,250	452,610
Hospitality Properties Trust	25,870	766,011
MFA Financial, Inc.	213,271	1,787,211
Public Storage	4,900	903,266
Retail Properties of America, Inc., Class A	73,470	1,152,744
Simon Property Group, Inc.	1,560	279,568
Two Harbors Investment Corp.	212,943	2,157,113
Ventas, Inc.	7,050	482,996
Weingarten Realty Investors[1]	61,850	2,242,062

		20,476,672

Real estate management & development—0.17%
Jones Lang LaSalle, Inc.	18,997	2,568,584

Road & rail—0.16%
Con-way, Inc.[1]	14,095	611,300
Norfolk Southern Corp.	7,479	827,477

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Ryder System, Inc.	9,970	882,046

		2,320,823

Semiconductors & semiconductor equipment—3.04%
ASML Holding N.V., NY Registered Shares[1]	92,950	9,265,256
Broadcom Corp., Class A	81,200	3,400,656
Intel Corp.	294,350	10,010,843
Lam Research Corp.[1]	23,611	1,838,352
NXP Semiconductors N.V.*	38,206	2,623,224
ON Semiconductor Corp.*	285,964	2,370,642
Texas Instruments, Inc.	305,889	15,190,448

		44,699,421

Software—3.57%
Activision Blizzard, Inc.	165,203	3,295,800
Microsoft Corp.[1,2]	412,932	19,387,157
Nuance Communications, Inc.*,1	50,059	772,410
Oracle Corp.	709,740	27,715,347
Symantec Corp.	51,936	1,289,052

		52,459,766

Specialty retail—1.43%
GameStop Corp., Class A1	16,730	715,375
Staples, Inc.[1]	862,874	10,941,243
The Gap, Inc.	105,098	3,982,163
The Home Depot, Inc.	55,737	5,435,472

		21,074,253

Technology hardware, storage & peripherals—3.86%
Apple, Inc.[2]	92,295	9,967,860
EMC Corp.	333,981	9,595,274
Hewlett-Packard Co.[2]	495,168	17,766,628
Lexmark International, Inc., Class A1	15,480	668,117
NetApp, Inc.[1]	285,093	12,201,980
Seagate Technology PLC	46,309	2,909,594
Western Digital Corp.	36,207	3,561,683

		56,671,136

Textiles, apparel & luxury goods—0.03%
PVH Corp.	3,360	384,216

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thrifts & mortgage finance—0.04%
TFS Financial Corp.[1]	43,893	655,761

Tobacco—0.24%
Altria Group, Inc.[1]	36,890	1,783,263
Philip Morris International, Inc.	20,150	1,793,551

		3,576,814

Wireless telecommunication services—0.05%
Sprint Corp.*,1	126,920	752,636

Total common stocks (cost—$1,433,051,105)		1,648,216,769

	Face amount ($)
Repurchase agreement—1.46%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $13,876,072 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $9,194,483 Federal National Mortgage Association obligation, 2.170% due 10/17/22; (value—$21,880,285); proceeds: $21,451,000 (cost—$21,451,000)	21,451,000	21,451,000

	Number of shares
Investment of cash collateral from securities loaned—0.05%
Money market fund—0.05%
UBS Private Money Market Fund LLC[3] (cost—$729,200)	729,200	729,200

Total investments before investments sold short[4] (cost—$1,455,231,305)—113.66%		1,670,396,969

Investments sold short—(13.28)%
Common stocks—(13.28)%
Banks—(0.67)%
BancorpSouth, Inc.	(52,681)	(1,213,243)
Community Bank System, Inc.	(29,365)	(1,120,275)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(concluded)
CVB Financial Corp.	(56,467)	(891,049)
First Financial Bankshares, Inc.	(35,274)	(1,121,008)
Synovus Financial Corp.	(32,410)	(821,918)
Trustmark Corp.	(50,823)	(1,236,524)
UMB Financial Corp.	(9,632)	(573,874)
United Bankshares, Inc.	(44,479)	(1,524,740)
Westamerica BanCorp.	(27,253)	(1,344,663)

		(9,847,294)

Beverages—(0.08)%
Constellation Brands, Inc., Class A	(5,436)	(497,611)
Molson Coors Brewing Co., Class B	(9,360)	(696,197)

		(1,193,808)

Biotechnology—(0.23)%
Alkermes PLC	(12,110)	(612,160)
Alnylam Pharmaceuticals, Inc.	(5,870)	(544,384)
Biogen Idec, Inc.	(3,347)	(1,074,655)
Pharmacyclics, Inc.	(4,916)	(642,374)
Puma Biotechnology, Inc.	(2,295)	(575,127)

		(3,448,700)

Building products—(0.05)%
Fortune Brands Home & Security, Inc.	(16,108)	(696,671)

Capital markets—(0.17)%
Eaton Vance Corp.	(14,682)	(540,738)
Greenhill & Co., Inc.	(28,472)	(1,281,240)
TD Ameritrade Holding Corp.	(19,543)	(659,381)

		(2,481,359)

Chemicals—(0.50)%
Air Products & Chemicals, Inc.	(22,872)	(3,079,944)
Celanese Corp., Series A	(12,820)	(752,919)
E.I. du Pont de Nemours and Co.	(31,430)	(2,173,384)
Intrepid Potash, Inc.	(85,344)	(1,147,877)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Chemicals—(concluded)
Westlake Chemical Corp.	(3,510)	(247,630)

		(7,401,754)

Commercial services & supplies—(0.20)%
Clean Harbors, Inc.	(8,770)	(435,255)
Iron Mountain, Inc.	(45,891)	(1,655,288)
Mobile Mini, Inc.	(20,065)	(879,449)

		(2,969,992)

Communications equipment—(0.29)%
Arista Networks, Inc.	(13,113)	(1,065,431)
JDS Uniphase Corp.	(126,430)	(1,701,748)
ViaSat, Inc.	(24,014)	(1,504,237)

		(4,271,416)

Construction & engineering—(0.07)%
Jacobs Engineering Group, Inc.	(10,684)	(506,956)
KBR, Inc.	(25,300)	(482,724)

		(989,680)

Construction materials—(0.11)%
Vulcan Materials Co.	(27,027)	(1,667,836)

Consumer finance—(0.04)%
Navient Corp.	(30,924)	(611,677)

Containers & packaging—(0.09)%
Aptargroup, Inc.	(20,279)	(1,262,165)

Diversified financial services—(0.26)%
Leucadia National Corp.	(113,548)	(2,700,174)
Voya Financial, Inc.	(27,677)	(1,086,325)

		(3,786,499)

Electric utilities—(0.06)%
PPL Corp.	(24,870)	(870,201)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electrical equipment—(0.07)%
Polypore International, Inc.	(21,768)	(956,051)

Electronic equipment, instruments & components—(0.49)%
Avnet, Inc.	(20,080)	(868,460)
Corning, Inc.	(64,352)	(1,314,711)
FLIR Systems, Inc.	(13,141)	(440,618)
Itron, Inc.	(26,737)	(1,040,872)
Knowles Corp.	(13,470)	(262,126)
LG Display Co. Ltd., ADR	(91,612)	(1,376,012)
National Instruments Corp.	(31,053)	(983,759)
Trimble Navigation Ltd.	(35,664)	(957,935)

		(7,244,493)

Energy equipment & services—(0.28)%
National Oilwell Varco, Inc.	(19,549)	(1,420,039)
Rowan Cos., PLC, Class A	(65,795)	(1,596,845)
Tidewater, Inc.	(28,930)	(1,066,649)

		(4,083,533)

Food & staples retailing—(0.21)%
Casey’s General Stores, Inc.	(8,968)	(734,210)
Sprouts Farmers Market, Inc.	(35,252)	(1,026,186)
United Natural Foods, Inc.	(20,083)	(1,366,046)

		(3,126,442)

Food products—(0.65)%
Campbell Soup Co.	(42,260)	(1,866,624)
Flowers Foods, Inc.	(89,322)	(1,697,118)
McCormick & Co., Inc.	(24,578)	(1,738,156)
Mead Johnson Nutrition Co.	(12,746)	(1,265,805)
Pilgrim’s Pride Corp.	(31,960)	(907,984)
Snyders-Lance, Inc.	(67,318)	(2,005,403)

		(9,481,090)

Health care equipment & supplies—(0.15)%
ResMed, Inc.	(18,231)	(952,023)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
The Cooper Cos., Inc.	(7,208)	(1,181,391)

		(2,133,414)

Health care providers & services—(0.20)%
Community Health Systems, Inc.	(40,940)	(2,250,472)
VCA, Inc.	(16,390)	(746,892)

		(2,997,364)

Health care technology—(0.04)%
athenahealth, Inc.	(5,163)	(632,467)

Hotels, restaurants & leisure—(0.50)%
Aramark	(25,806)	(720,246)
Bob Evans Farms, Inc.	(30,220)	(1,476,247)
International Game Technology	(61,130)	(1,001,921)
Krispy Kreme Doughnuts, Inc.	(47,201)	(893,043)
Texas Roadhouse, Inc.	(24,075)	(695,045)
The Cheesecake Factory, Inc.	(35,213)	(1,617,685)
The Wendy’s Co.	(114,265)	(916,405)

		(7,320,592)

Household durables—(0.15)%
PulteGroup, Inc.	(100,780)	(1,933,968)
Taylor Morrison Home Corp., Class A	(18,880)	(325,491)

		(2,259,459)

Household products—(0.25)%
Colgate-Palmolive Co.	(26,720)	(1,787,034)
The Clorox Co.	(19,280)	(1,918,360)

		(3,705,394)

Independent power and renewable electricity producers—(0.10)%
NRG Energy, Inc.	(48,440)	(1,452,231)

Insurance—(0.38)%
American Financial Group, Inc.	(31,610)	(1,891,226)
Axis Capital Holdings Ltd.	(14,920)	(718,249)
Brown & Brown, Inc.	(36,000)	(1,146,960)
FNF Group	(27,730)	(827,463)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Insurance—(concluded)
Genworth Financial, Inc., Class A	(48,370)	(676,696)
XL Group PLC	(11,380)	(385,555)

		(5,646,149)

Internet software & services—(0.12)%
AOL, Inc.	(11,310)	(492,325)
Equinix, Inc.	(6,247)	(1,304,998)

		(1,797,323)

IT services—(0.22)%
VeriFone Systems, Inc.	(42,500)	(1,583,550)
Wipro Ltd., ADR	(136,270)	(1,662,494)

		(3,246,044)

Leisure products—(0.07)%
Mattel, Inc.	(31,085)	(965,811)

Machinery—(0.48)%
Lincoln Electric Holdings, Inc.	(8,200)	(594,336)
Pentair PLC	(10,267)	(688,402)
Snap-on, Inc.	(9,030)	(1,193,224)
Terex Corp.	(22,440)	(645,599)
Timken Co.	(43,520)	(1,870,925)
Trinity Industries, Inc.	(7,760)	(277,110)
Valmont Industries, Inc.	(12,630)	(1,719,827)

		(6,989,423)

Media—(0.60)%
DreamWorks Animation SKG, Inc., Class A	(28,658)	(638,500)
Liberty Media Corp., Class A	(12,420)	(596,408)
Liberty Media Corp., Class C	(24,840)	(1,190,581)
The Madison Square Garden Co., Class A	(35,930)	(2,722,057)
Twenty-First Century Fox, Inc., Class A	(107,362)	(3,701,842)

		(8,849,388)

Metals & mining—(0.18)%
Allegheny Technologies, Inc.	(35,390)	(1,162,562)
Freeport-McMoRan, Inc.	(26,499)	(755,221)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Metals & mining—(concluded)
Royal Gold, Inc.	(12,634)	(722,033)

		(2,639,816)

Multi-utilities—(0.29)%
Consolidated Edison, Inc.	(26,770)	(1,696,147)
Integrys Energy Group, Inc.	(35,140)	(2,553,975)

		(4,250,122)

Oil, gas & consumable fuels—(1.02)%
Apache Corp.	(6,130)	(473,236)
Carrizo Oil & Gas, Inc.	(10,687)	(555,083)
Concho Resources, Inc.	(5,201)	(567,065)
ConocoPhillips	(35,403)	(2,554,326)
Continental Resources, Inc.	(24,528)	(1,382,643)
Energen Corp.	(4,887)	(330,850)
Gulfport Energy Corp.	(9,488)	(476,108)
Matador Resources Co.	(49,040)	(1,190,201)
Newfield Exploration Co.	(52,268)	(1,704,460)
ONEOK, Inc.	(7,930)	(467,394)
Peabody Energy Corp.	(101,540)	(1,059,062)
QEP Resources, Inc.	(20,920)	(524,464)
Spectra Energy Corp.	(66,530)	(2,603,319)
Teekay Corp.	(7,680)	(448,973)
Tesoro Corp.	(9,510)	(679,109)

		(15,016,293)

Pharmaceuticals—(0.05)%
GW Pharmaceuticals PLC, ADR	(9,086)	(670,093)

Professional services—(0.16)%
IHS, Inc., Class A	(5,431)	(711,624)
Nielsen NV	(19,630)	(834,079)
Towers Watson & Co., Class A	(6,760)	(745,560)

		(2,291,263)

Real estate investment trusts—(1.05)%
AvalonBay Communities, Inc.	(7,462)	(1,162,878)
Corporate Office Properties Trust	(13,449)	(367,696)
Gaming and Leisure Properties, Inc.	(32,491)	(1,015,344)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Real estate investment trusts—(concluded)
HCP, Inc.	(39,840)	(1,751,765)
Health Care REIT, Inc.	(25,746)	(1,830,798)
Omega Healthcare Investors, Inc.	(45,462)	(1,734,830)
Prologis, Inc.	(10,657)	(443,864)
Realty Income Corp.	(95,050)	(4,375,151)
Rouse Properties, Inc.	(50,825)	(925,523)
SL Green Realty Corp.	(7,784)	(900,609)
UDR, Inc.	(31,413)	(949,615)

		(15,458,073)

Real estate management & development—(0.03)%
The Howard Hughes Corp.	(3,120)	(459,826)

Road & rail—(0.39)%
Genesee & Wyoming, Inc., Class A	(6,340)	(609,908)
Heartland Express, Inc.	(38,279)	(962,334)
J.B. Hunt Transport Services, Inc.	(15,707)	(1,252,947)
Kansas City Southern	(12,605)	(1,547,768)
Ryder System, Inc.	(15,761)	(1,394,376)

		(5,767,333)

Semiconductors & semiconductor equipment—(0.27)%
Analog Devices, Inc.	(14,342)	(711,650)
Cree, Inc.	(22,300)	(702,004)
First Solar, Inc.	(19,110)	(1,125,579)
Micron Technology, Inc.	(16,023)	(530,201)
SunEdison, Inc.	(43,980)	(858,050)

		(3,927,484)

Software—(0.57)%
Blackbaud, Inc.	(25,522)	(1,135,729)
Electronic Arts, Inc.	(12,050)	(493,688)
NetSuite, Inc.	(17,684)	(1,921,543)
Salesforce.com, Inc.	(19,813)	(1,267,834)
The Ultimate Software Group, Inc.	(7,968)	(1,199,264)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Software—(concluded)
Tyler Technologies, Inc.	(21,680)	(2,426,426)

		(8,444,484)

Specialty retail—(0.70)%
Abercrombie & Fitch Co., Class A	(19,325)	(647,001)
Cabela’s, Inc.	(27,792)	(1,334,572)
CarMax, Inc.	(37,288)	(2,084,772)
Foot Locker, Inc.	(12,450)	(697,325)
L Brands, Inc.	(19,357)	(1,396,027)
Monro Muffler Brake, Inc.	(31,803)	(1,699,552)
Restoration Hardware Holdings, Inc.	(7,864)	(631,636)
Signet Jewelers Ltd.	(14,675)	(1,761,147)

		(10,252,032)

Technology hardware, storage & peripherals—(0.09)%
NCR Corp.	(26,780)	(741,003)
SanDisk Corp.	(6,001)	(564,934)

		(1,305,937)

Textiles, apparel & luxury goods—(0.13)%
Ralph Lauren Corp.	(5,520)	(909,917)
Under Armour, Inc., Class A	(15,393)	(1,009,473)

		(1,919,390)

Thrifts & mortgage finance—(0.08)%
New York Community Bancorp, Inc.	(70,657)	(1,126,979)

Trading companies & distributors—(0.29)%
Fastenal Co.	(49,215)	(2,167,429)
W.W. Grainger, Inc.	(8,572)	(2,115,569)

		(4,282,998)

Water utilities—(0.02)%
Aqua America, Inc.	(13,075)	(342,565)

Wireless telecommunication services—(0.18)%
Sprint Corp.	(218,880)	(1,297,958)
Telephone & Data Systems, Inc.	(39,000)	(999,960)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Wireless telecommunication services—(concluded)
US Cellular Corp.	(7,740)	(281,891)

		(2,579,809)

Total investments sold short (proceeds—$190,979,592)		(195,120,217)

Liabilities in excess of other assets—(0.38)%		(5,602,106)

Net assets—100.00%		1,469,674,646

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$234,126,891
Gross unrealized depreciation	(18,961,227)

Net unrealized appreciation	$215,165,664

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,648,216,769	—	—	1,648,216,769
Repurchase agreement	—	21,451,000	—	21,451,000
Investment of cash collateral from securities loaned	—	729,200	—	729,200

Total	1,648,216,769	22,180,200	—	1,670,396,969

Liabilities
Investments sold short	(195,120,217)	—	—	(195,120,217)

At October 31, 2014, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Investments before investments sold short	Percentage of total investments before investments sold short (%)

United States	91.9
United Kingdom	2.0
Canada	1.7
Bermuda	1.3
Switzerland	1.0
Netherlands	0.8
Ireland	0.7
Israel	0.3
Curacao	0.1
Jersey	0.1
France	0.1
Puerto Rico	0.0 †

Total	100.0

Investments sold short	Percentage of total investments sold short (%)

United States	(94.5)
Bermuda	(1.3)
United Kingdom	(1.2)
Ireland	(0.9)
India	(0.8)
South Korea	(0.7)
Netherlands	(0.4)
Marshall Islands	(0.2)

Total	(100.0)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05%
1	Security, or portion thereof, was on loan at October 31, 2014.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	1,130,800	22,801,527	23,203,127	729,200	55

4	Includes $34,809,953 of investments on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $9,282,345 and cash collateral of $26,123,125 of which $25,393,925 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—97.45%
Aerospace & defense—7.64%
B/E Aerospace, Inc.*	414,652	30,870,842
Honeywell International, Inc.	398,694	38,322,467
TransDigm Group, Inc.	204,370	38,223,321

		107,416,630

Biotechnology—6.22%
Alexion Pharmaceuticals, Inc.*	30,448	5,826,529
Biogen Idec, Inc.*	35,151	11,286,283
Celgene Corp.*	409,285	43,830,331
Gilead Sciences, Inc.*	122,326	13,700,512
Regeneron Pharmaceuticals, Inc.*	15,554	6,123,921
Vertex Pharmaceuticals, Inc.*	58,641	6,605,322

		87,372,898

Capital markets—1.20%
TD Ameritrade Holding Corp.	301,250	10,164,175
The Goldman Sachs Group, Inc.	35,278	6,702,467

		16,866,642

Chemicals—0.48%
Air Products & Chemicals, Inc.	50,600	6,813,796

Communications equipment—3.51%
QUALCOMM, Inc.	627,702	49,280,884

Diversified financial services—1.08%
Intercontinental Exchange Group, Inc.	72,800	15,163,512

Energy equipment & services—0.72%
Schlumberger Ltd.	102,069	10,070,128

Food & staples retailing—2.21%
CVS Health Corp.	84,855	7,281,408
Walgreen Co.	370,875	23,817,592

		31,099,000

Food products—2.03%
Mondelez International, Inc., Class A	810,866	28,591,135

Hotels, restaurants & leisure—2.16%
Las Vegas Sands Corp.	67,683	4,213,943

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Starbucks Corp.	346,580	26,187,585

		30,401,528

Insurance—5.68%
Berkshire Hathaway, Inc., Class B*	352,176	49,360,988
Markel Corp.*	44,083	30,456,504

		79,817,492

Internet & catalog retail—4.46%
Amazon.com, Inc.*	21,567	6,587,856
Liberty Interactive Corp., Class A*	742,975	19,421,366
Liberty Ventures, Series A*	107,256	3,764,686
priceline.com, Inc.*	27,284	32,910,234

		62,684,142

Internet software & services—10.19%
Baidu, Inc., ADR*	66,800	15,949,836
eBay, Inc.*	467,950	24,567,375
Equinix, Inc.	80,025	16,717,223
Facebook, Inc., Class A*	176,242	13,216,388
Google, Inc., Class C*	54,043	30,214,360
Google, Inc., Class A*	65,522	37,207,978
Yelp, Inc.*,1	88,650	5,319,000

		143,192,160

IT services—5.33%
Alliance Data Systems Corp.*	33,555	9,507,809
MasterCard, Inc., Class A	443,673	37,157,614
Visa, Inc., Class A	117,175	28,289,560

		74,954,983

Life sciences tools & services—1.73%
Mettler-Toledo International, Inc.*	93,862	24,260,511

Machinery—0.37%
Flowserve Corp.	76,430	5,196,476

Media—4.06%
Discovery Communications, Inc., Class A*	130,534	4,614,377
Discovery Communications, Inc., Class C*	397,057	13,893,025

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Liberty Global PLC, Series C*	868,054	38,602,361

		57,109,763

Oil, gas & consumable fuels—6.28%
Cabot Oil & Gas Corp.	177,709	5,526,750
EOG Resources, Inc.	246,900	23,467,845
Kinder Morgan, Inc.[1]	283,987	10,990,297
Occidental Petroleum Corp.	342,214	30,433,091
The Williams Cos., Inc.	321,825	17,864,506

		88,282,489

Pharmaceuticals—6.05%
Allergan, Inc.	278,211	52,876,783
Novo Nordisk A/S, ADR	323,175	14,601,046
Perrigo Co. PLC	65,325	10,546,721
Salix Pharmaceuticals Ltd.*	48,400	6,962,340

		84,986,890

Real estate investment trusts—3.17%
American Tower Corp.	457,305	44,587,237

Road & rail—0.84%
Kansas City Southern	95,728	11,754,441

Semiconductors & semiconductor equipment—1.18%
ARM Holdings PLC, ADR	145,385	6,209,393
Avago Technologies Ltd.	64,000	5,520,000
Broadcom Corp., Class A	116,000	4,858,080

		16,587,473

Software—10.75%
Adobe Systems, Inc.*	544,798	38,201,236
Intuit, Inc.	445,675	39,223,857
Microsoft Corp.	652,498	30,634,781
Oracle Corp.	823,510	32,158,066
Salesforce.com, Inc.*	93,770	6,000,342
VMware, Inc., Class A*	58,002	4,847,227

		151,065,509

Specialty retail—5.32%
L Brands, Inc.	293,600	21,174,432

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
O’Reilly Automotive, Inc.*	75,983	13,363,890
Sally Beauty Holdings, Inc.*	265,675	7,786,934
The Home Depot, Inc.	67,685	6,600,641
The TJX Cos., Inc.	407,583	25,808,156

		74,734,053

Technology hardware, storage & peripherals—1.59%
Apple, Inc.	207,631	22,424,148

Textiles, apparel & luxury goods—1.47%
Michael Kors Holdings Ltd.*	87,557	6,881,105
Nike, Inc., Class B	147,550	13,717,723

		20,598,828

Wireless telecommunication services—1.73%
Crown Castle International Corp.	311,200	24,310,944

Total common stocks (cost—$1,013,538,499)		1,369,623,692

	Face amount ($)
Repurchase agreement—2.01%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $18,300,683 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $12,126,293 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$28,857,170); proceeds: $28,291,000 (cost—$28,291,000)	28,291,000	28,291,000

	Number of shares
Investment of cash collateral from securities loaned—1.13%
Money market fund—1.13%
UBS Private Money Market Fund LLC[2] (cost—$15,838,987)	15,838,987	15,838,987

Total investments (cost—$1,057,668,486)[3]—100.59%		1,413,753,679
Liabilities in excess of other assets—(0.59)%		(8,268,391)

Net assets—100.00%		1,405,485,288

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$366,484,985
Gross unrealized depreciation	(10,399,792)

Net unrealized appreciation	$356,085,193

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,369,623,692	—	—	1,369,623,692
Repurchase agreement	—	28,291,000	—	28,291,000
Investment of cash collateral from securities loaned	—	15,838,987	—	15,838,987

Total	1,369,623,692	44,129,987	—	1,413,753,679

At October 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	92.3
United Kingdom	3.2
Cayman Islands	1.1
Denmark	1.0
Ireland	0.8
Curacao	0.7
British Virgin Islands	0.5
Singapore	0.4

Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2014.
2	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

Security description	Value at 07/31/14 ($)	Purchases during the three months ended 10/31/14 ($)	Sales during the three months ended 10/31/14 ($)	Value at 10/31/14 ($)	Net income earned from affiliate for the three months ended 10/31/14 ($)
UBS Private Money Market Fund LLC	—	46,663,399	30,824,412	15,838,987	194

3	Includes $15,730,297 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $15,838,987.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—97.96%
Aerospace & defense—0.13%
Huntington Ingalls Industries, Inc.	6,760	715,343

Air freight & logistics—0.92%
Expeditors International of Washington, Inc.	119,000	5,076,540

Airlines—0.61%
JetBlue Airways Corp.*,1	293,375	3,385,548

Auto components—0.30%
Tower International, Inc.*	67,000	1,628,100

Banks—6.57%
Bank of Hawaii Corp.	56,000	3,278,800
Cathay General Bancorp	81,200	2,144,492
CIT Group, Inc.	35,550	1,739,462
Comerica, Inc.	47,235	2,254,999
FirstMerit Corp.	227,350	4,171,873
Hancock Holding Co.	91,500	3,219,885
Huntington Bancshares, Inc.	253,950	2,516,645
Prosperity Bancshares, Inc.	15,265	921,853
Umpqua Holdings Corp.[1]	198,400	3,491,840
United Community Banks, Inc.	144,275	2,601,278
Webster Financial Corp.	186,700	5,851,178
Zions Bancorporation	140,920	4,082,452

		36,274,757

Beverages—0.68%
Treasury Wine Estates Ltd., ADR[1]	918,550	3,747,684

Capital markets—3.01%
Ares Capital Corp.	119,764	1,915,027
Cohen & Steers, Inc.[1]	56,200	2,408,732
Eaton Vance Corp.	179,100	6,596,253
Raymond James Financial, Inc.	101,385	5,690,740

		16,610,752

Chemicals—1.15%
Celanese Corp., Series A	48,525	2,849,873

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Huntsman Corp.	144,175	3,517,870

		6,367,743

Commercial services & supplies—3.57%
Herman Miller, Inc.	65,500	2,096,000
KAR Auction Services, Inc.	258,750	7,855,650
Pitney Bowes, Inc.	93,025	2,301,438
R.R. Donnelley & Sons Co.	99,600	1,738,020
Tetra Tech, Inc.	86,871	2,329,012
United Stationers, Inc.	81,635	3,409,894

		19,730,014

Communications equipment—1.06%
ARRIS Group, Inc.*	47,450	1,424,449
Brocade Communications Systems, Inc.	143,890	1,543,940
CommScope Holding Co., Inc.*	350	7,539
F5 Networks, Inc.*	23,330	2,869,123

		5,845,051

Construction & engineering—1.38%
EMCOR Group, Inc.	66,157	2,919,509
Pike Corp.*	391,900	4,679,286

		7,598,795

Consumer finance—1.46%
Encore Capital Group, Inc.*,1	68,550	3,119,711
First Cash Financial Services, Inc.*	83,800	4,950,904

		8,070,615

Containers & packaging—1.57%
AptarGroup, Inc.	36,000	2,240,640
Berry Plastics Group, Inc.*	100,100	2,604,602
Silgan Holdings, Inc.	78,000	3,834,480

		8,679,722

Diversified financial services—1.53%
MSCI, Inc.	98,600	4,600,676

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—(concluded)
Voya Financial, Inc.	97,375	3,821,969

		8,422,645

Diversified telecommunication services—1.16%
Level 3 Communications, Inc.*	136,440	6,400,400

Electric utilities—0.78%
Portland General Electric Co.	44,725	1,628,437
Westar Energy, Inc.	70,550	2,667,496

		4,295,933

Electrical equipment—0.54%
The Babcock & Wilcox Co.	104,897	3,000,054

Electronic equipment, instruments & components—1.26%
Cognex Corp.*	72,300	2,860,188
Itron, Inc.*	24,370	948,724
Jabil Circuit, Inc.	149,700	3,136,215

		6,945,127

Energy equipment & services—3.07%
Dresser-Rand Group, Inc.*	71,200	5,817,040
Forum Energy Technologies, Inc.*	118,650	3,239,145
Helix Energy Solutions Group, Inc.*	169,340	4,511,218
Precision Drilling Corp.	403,770	3,359,366

		16,926,769

Food & staples retailing—0.45%
United Natural Foods, Inc.*	13,155	894,803
Village Super Market, Inc., Class A	57,999	1,609,472

		2,504,275

Food products—2.87%
Brooklyn Cheesecake & Desserts Co., Inc.*,2	4,355	1,219
Dean Foods Co.[1]	234,500	3,449,495
Flowers Foods, Inc.	157,593	2,994,267
J&J Snack Foods Corp.	21,350	2,199,691
Pilgrim’s Pride Corp.*,1	49,125	1,395,641
Pinnacle Foods, Inc.	53,875	1,820,975

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Post Holdings, Inc.*,1	105,690	3,963,375

		15,824,663

Gas utilities—1.64%
Atmos Energy Corp.	80,280	4,254,840
Questar Corp.	200,000	4,822,000

		9,076,840

Health care equipment & supplies—2.29%
Hologic, Inc.*	126,375	3,309,761
Integra LifeSciences Holdings*	64,950	3,319,594
NuVasive, Inc.*	43,000	1,758,700
STERIS Corp.[1]	50,850	3,142,530
The Cooper Cos., Inc.	6,655	1,090,755

		12,621,340

Health care providers & services—3.28%
AMN Healthcare Services, Inc.*	360,950	6,190,292
Centene Corp.*	19,765	1,831,623
Kindred Healthcare, Inc.	100,425	2,184,244
Patterson Cos., Inc.	107,000	4,612,770
Universal Health Services, Inc., Class B	22,445	2,327,771
VCA, Inc.*	20,850	950,134

		18,096,834

Health care technology—0.72%
Computer Programs & Systems, Inc.	63,000	3,967,740

Hotels, restaurants & leisure—3.36%
Interval Leisure Group, Inc.	184,650	3,885,036
MGM Resorts International*	46,800	1,088,100
Royal Caribbean Cruises Ltd.	42,290	2,874,451
SeaWorld Entertainment, Inc.	199,290	3,834,340
Six Flags Entertainment Corp.	59,450	2,395,835
The Cheesecake Factory, Inc.	75,200	3,454,688
The Wendy’s Co.	126,625	1,015,532

		18,547,982

Household durables—0.59%
Garmin Ltd.[1]	15,800	876,584

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Taylor Morrison Home Corp., Class A*	139,143	2,398,825

		3,275,409

Household products—0.46%
WD-40 Co.	33,000	2,530,110

Insurance—2.54%
Allied World Assurance Co. Holdings AG	51,525	1,957,950
HCC Insurance Holdings, Inc.	50,075	2,613,414
Lincoln National Corp.	55,075	3,015,907
RLI Corp.	96,900	4,805,271
XL Group PLC	48,050	1,627,934

		14,020,476

Internet & catalog retail—0.19%
Orbitz Worldwide, Inc.*	127,175	1,051,737

IT services—5.06%
Cass Information Systems, Inc.	67,800	3,223,212
Computer Services, Inc.	72,400	2,968,400
CoreLogic, Inc.*	131,680	4,130,802
EVERTEC, Inc.	170,623	3,873,142
Jack Henry & Associates, Inc.	90,400	5,407,728
Syntel, Inc.*	59,700	5,170,617
VeriFone Systems, Inc.*	84,000	3,129,840

		27,903,741

Life sciences tools & services—0.91%
Bio-Rad Laboratories, Inc., Class A*	26,000	2,933,320
Charles River Laboratories International, Inc.*	33,250	2,100,070

		5,033,390

Machinery—5.92%
Allison Transmission Holdings, Inc.	186,625	6,061,580
Graco, Inc.	52,000	4,082,000
Harsco Corp.	105,600	2,289,408
IDEX Corp.	25,420	1,904,212
ITT Corp.	84,100	3,789,546
RBC Bearings, Inc.	79,500	4,829,625
Snap-on, Inc.	46,200	6,104,868

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Trinity Industries, Inc.	101,188	3,613,424

		32,674,663

Media—2.02%
Cinemark Holdings, Inc., Class A	122,000	4,309,040
Gannett Co., Inc.	80,025	2,520,787
Gray Television, Inc.*	121,575	1,123,353
Lions Gate Entertainment Corp.[1]	34,250	1,134,703
Starz Class A*	66,050	2,040,945

		11,128,828

Metals & mining—1.13%
Stillwater Mining Co.*	106,050	1,392,437
United States Steel Corp.[1]	86,160	3,449,846
US Silica Holdings, Inc.	30,800	1,382,920

		6,225,203

Multi-utilities—1.09%
Ameren Corp.	112,925	4,781,244
CMS Energy Corp.	37,050	1,210,424

		5,991,668

Multiline retail—0.37%
Big Lots, Inc.	44,700	2,040,555

Oil, gas & consumable fuels—2.96%
Abraxas Petroleum Corp.*	234,000	966,420
Energy XXI (Bermuda) Ltd.[1]	210,700	1,620,283
GasLog Ltd.[1]	28,875	601,178
Newfield Exploration Co.*	34,600	1,128,306
Oasis Petroleum, Inc.*	109,200	3,271,632
PBF Energy, Inc., Class A	95,025	2,477,302
RSP Permian, Inc.*,1	98,818	2,418,076
Tsakos Energy Navigation Ltd.	237,750	1,609,567
Whiting Petroleum Corp.*	36,745	2,250,264

		16,343,028

Paper & forest products—0.21%
Boise Cascade Co.*	32,850	1,184,571

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—0.24%
Mallinckrodt PLC*	14,410	1,328,314

Professional services—1.21%
Korn/Ferry International*	115,945	3,238,344
Resources Connection, Inc.	223,500	3,457,545

		6,695,889

Real estate investment trusts—6.59%
BioMed Realty Trust, Inc.	238,975	5,190,537
Brandywine Realty Trust	186,000	2,869,980
CBL & Associates Properties, Inc.	85,019	1,626,413
DuPont Fabros Technology, Inc.	183,875	5,694,609
Equity Commonwealth	92,800	2,478,688
Liberty Property Trust[1]	130,500	4,537,485
Parkway Properties, Inc.	156,671	3,141,254
PennyMac Mortgage Investment Trust	156,000	3,368,040
Redwood Trust, Inc.	149,520	2,809,481
Strategic Hotels & Resorts, Inc.*	202,525	2,602,446
Sunstone Hotel Investors, Inc.	133,725	2,047,330

		36,366,263

Real estate management & development—1.40%
CBRE Group, Inc., Class A*	141,450	4,526,400
Jones Lang LaSalle, Inc.	23,700	3,204,477

		7,730,877

Road & rail—1.95%
Con-way, Inc.	75,940	3,293,518
Landstar System, Inc.	101,130	7,484,631

		10,778,149

Semiconductors & semiconductor equipment—2.29%
First Solar, Inc.*	26,525	1,562,322
Integrated Device Technology, Inc.*	122,325	2,007,353
Lam Research Corp.	8,815	686,336
Linear Technology Corp.	107,600	4,609,584
Skyworks Solutions, Inc.	65,115	3,792,298

		12,657,893

Software—4.56%
American Software, Inc., Class A	418,700	4,044,642

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Electronic Arts, Inc.*	87,100	3,568,487
FactSet Research Systems, Inc.[1]	40,300	5,297,032
Fair Isaac Corp.	53,950	3,361,085
Informatica Corp.*	114,800	4,093,768
PTC, Inc.*	50,400	1,922,760
TiVo, Inc.*	220,500	2,877,525

		25,165,299

Specialty retail—5.49%
Abercrombie & Fitch Co., Class A1	67,950	2,274,966
American Eagle Outfitters, Inc.[1]	195,300	2,513,511
ANN, Inc.*	48,750	1,871,512
Ascena Retail Group, Inc.*	185,400	2,308,230
Chico’s FAS, Inc.	130,650	1,970,202
DSW, Inc., Class A	127,700	3,786,305
Foot Locker, Inc.	61,680	3,454,697
Office Depot, Inc.*	1,347,500	7,033,950
Ross Stores, Inc.	62,700	5,061,144

		30,274,517

Technology hardware, storage & peripherals—0.47%
Avid Technology, Inc.*	259,500	2,607,975

Textiles, apparel & luxury goods—0.79%
Deckers Outdoor Corp.*	30,540	2,671,028
Hanesbrands, Inc.	16,200	1,710,882

		4,381,910

Thrifts & mortgage finance—1.86%
BofI Holding, Inc.*	11,900	916,538
Essent Group Ltd.*	88,260	2,148,248
Ladder Capital Corp. Class A*	154,700	2,937,753
Ocwen Financial Corp.*,1	181,550	4,277,318

		10,279,857

Trading companies & distributors—2.30%
AerCap Holdings N.V.*	81,940	3,551,280
Beacon Roofing Supply, Inc.*	86,450	2,392,071
GATX Corp.	67,675	4,290,595

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Trading companies & distributors—(concluded)
MSC Industrial Direct Co, Inc.	30,200	2,445,294

		12,679,240

Total common stocks (cost—$481,222,155)		540,710,828

	Face amount ($)
Repurchase agreement—1.59%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $5,679,544 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $3,763,347 Federal National Mortgage Association obligation, 2.170% due 10/17/22; (value—$8,955,709); proceeds: $8,780,000 (cost—$8,780,000)	8,780,000	8,780,000

	Number of shares
Investment of cash collateral from securities loaned—6.05%
Money market fund—6.05%
UBS Private Money Market Fund LLC [3] (cost—$33,431,237)	33,431,237	33,431,237

Total investments (cost—$523,433,392)[4]—105.60%		582,922,065
Liabilities in excess of other assets—(5.60)%		(30,936,666)

Net assets—100.00%		551,985,399

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$75,524,569
Gross unrealized depreciation	(16,035,896)

Net unrealized appreciation	$59,488,673

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	540,709,609	—	1,219	540,710,828
Repurchase agreement	—	8,780,000	—	8,780,000
Investment of cash collateral from securities loaned	—	33,431,237	—	33,431,237

Total	540,709,609	42,211,237	1,219	582,922,065

At October 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

Common stocks ($)
Beginning balance	2,613
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(1,394)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	1,219

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2014 was $1,394.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	94.8
Bermuda	1.0
Canada	0.8
Puerto Rico	0.7
Australia	0.6
Netherlands	0.6
Ireland	0.5
Liberia	0.5
Switzerland	0.5

Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2014.
2	Illiquid investment as of October 31, 2014.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	31,962,048	55,397,389	53,928,200	33,431,237	760

4	Includes $33,196,151 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $33,431,237.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—98.46%
Aerospace & defense—1.07%
Hexcel Corp.*	70,111	2,936,950
TransDigm Group, Inc.	3,485	651,799
Triumph Group, Inc.	32,127	2,237,003

		5,825,752

Air freight & logistics—1.33%
Forward Air Corp.	49,014	2,346,300
XPO Logistics, Inc.*,1	122,571	4,893,034

		7,239,334

Airlines—0.21%
Hawaiian Holdings, Inc.*,1	66,664	1,155,954

Auto components—1.92%
Dorman Products, Inc.*,1	51,060	2,367,142
Gentex Corp.	136,922	4,482,826
Gentherm, Inc.*	12,326	513,994
Motorcar Parts of America, Inc.*	39,413	1,144,554
Tenneco, Inc. *	36,329	1,902,186

		10,410,702

Beverages—0.25%
The Boston Beer Co., Inc., Class A*,1	5,432	1,352,568

Biotechnology—3.67%
ACADIA Pharmaceuticals, Inc.*,1	115,218	3,191,539
Alkermes PLC*	26,390	1,334,015
Alnylam Pharmaceuticals, Inc.*	4,287	397,576
Cepheid, Inc.*,1	162,742	8,626,953
Intercept Pharmaceuticals, Inc.*	4,502	1,163,272
Ligand Pharmaceuticals, Inc.*	21,247	1,174,322
Medivation, Inc.*	18,902	1,997,941
Pharmacyclics, Inc.*,1	9,669	1,263,448
Puma Biotechnology, Inc.*	2,246	562,848
Repligen Corp.*	8,355	210,713

		19,922,627

Building products—0.32%
Apogee Enterprises, Inc.	11,135	488,827

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(continued)
USG Corp.*	47,018	1,262,903

		1,751,730

Capital markets—1.41%
Financial Engines, Inc.[1]	90,578	3,611,345
Lazard Ltd., Class A	36,065	1,774,758
WisdomTree Investments, Inc.*,1	154,544	2,279,524

		7,665,627

Chemicals—1.08%
Axiall Corp.	48,507	1,954,832
H.B. Fuller Co.	40,228	1,688,369
RPM International, Inc.	48,621	2,202,532

		5,845,733

Commercial services & supplies—4.94%
CyrusOne, Inc.	73,671	2,011,955
Healthcare Services Group, Inc.[1]	111,265	3,313,472
Herman Miller, Inc.	35,350	1,131,200
Innerworkings, Inc.*	170,687	1,549,838
Mobile Mini, Inc.	118,455	5,191,883
Ritchie Brothers Auctioneers, Inc.	231,758	5,652,577
Rollins, Inc.	188,490	6,007,176
Waste Connections, Inc.	39,121	1,952,138

		26,810,239

Communications equipment—0.49%
Aruba Networks, Inc.*	58,786	1,268,602
Digi International, Inc.*	165,927	1,373,875

		2,642,477

Construction materials—0.56%
Martin Marietta Materials, Inc.	26,055	3,046,351

Consumer finance—1.57%
Cardtronics, Inc.*	73,736	2,830,725

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(continued)
PRA Group, Inc.	89,958	5,689,844

		8,520,569

Containers & packaging—0.81%
Berry Plastics Group, Inc.*	87,104	2,266,446
Crown Holdings, Inc.*	44,973	2,155,556

		4,422,002

Distributors—0.06%
Core-Mark Holding Co., Inc.	5,821	337,793

Diversified consumer services—2.79%
Bright Horizons Family Solutions, Inc.*	54,554	2,430,926
Capella Education Co.	6,711	474,736
Grand Canyon Education, Inc.*	152,689	7,313,803
K12, Inc.*	107,525	1,333,310
Sotheby’s	90,250	3,579,315

		15,132,090

Diversified financial services—0.31%
CBOE Holdings, Inc.	28,175	1,660,634

Diversified telecommunication services—0.35%
Cogent Communications Holdings, Inc.	45,196	1,533,952
inContact, Inc.*	38,682	344,270

		1,878,222

Electrical equipment—0.65%
Acuity Brands, Inc.	3,043	424,285
Enphase Energy, Inc.*,1	60,296	905,646
Generac Holdings, Inc.*,1	48,662	2,206,335

		3,536,266

Electronic equipment, instruments & components—2.41%
Belden, Inc.	35,908	2,556,291
Cognex Corp.*	50,214	1,986,466
Coherent, Inc.*	29,033	1,891,500
CUI Global, Inc.*,1	30,512	249,588
DTS, Inc.*	18,514	551,347

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(continued)
National Instruments Corp.	184,690	5,850,979

		13,086,171

Energy equipment & services—0.03%
Natural Gas Services Group, Inc.*	6,405	164,801

Food & staples retailing—1.51%
Rite Aid Corp.*	220,802	1,159,210
The Fresh Market, Inc.*,1	47,341	1,737,888
United Natural Foods, Inc.*	77,788	5,291,140

		8,188,238

Food products—0.59%
J&J Snack Foods Corp.	8,538	879,670
The WhiteWave Foods Co.*	49,370	1,838,045
TreeHouse Foods, Inc.*	5,928	504,888

		3,222,603

Health care equipment & supplies—5.08%
Abaxis, Inc.[1]	74,773	3,937,546
Alere, Inc.*	13,687	547,069
Align Technology, Inc.*	31,575	1,661,476
Cantel Medical Corp.	19,862	842,149
Cardiovascular Systems, Inc.*	29,113	902,503
Cyberonics, Inc.*	25,200	1,323,000
DexCom, Inc.*	72,514	3,259,504
Endologix, Inc.*	149,489	1,704,175
Greatbatch, Inc.*	27,210	1,365,670
Inogen, Inc.*	19,913	470,146
LDR Holding Corp.*	21,787	750,344
Neogen Corp.*	107,192	4,705,729
Quidel Corp.*,1	9,312	265,858
Sientra, Inc.*	1,236	22,001
Sirona Dental Systems, Inc.*	23,363	1,835,164
The Spectranetics Corp.*,1	97,778	3,106,407
Zeltiq Aesthetics, Inc.*,1	35,244	903,656

		27,602,397

Health care providers & services—8.94%
AAC Holdings, Inc.*	1,230	26,789
Acadia Healthcare Co., Inc.*	80,776	5,012,151

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Adeptus Health, Inc., Class A*,1	18,301	607,227
Air Methods Corp.*	6,246	294,999
Amsurg Corp.*	27,856	1,504,503
Bio-Reference Laboratories, Inc.*	107,229	3,221,159
Catamaran Corp.*	36,095	1,720,649
Chemed Corp.[1]	36,935	3,817,602
Community Health Systems, Inc.*	77,633	4,267,486
Envision Healthcare Holdings, Inc.*	111,027	3,880,394
ExamWorks Group, Inc.*	23,031	893,142
IPC The Hospitalist Co.*	60,445	2,518,139
LifePoint Hospitals, Inc.*	26,949	1,886,430
Magellan Health, Inc.*	36,610	2,215,637
MEDNAX, Inc.*	93,610	5,844,072
Premier, Inc., Class A*	76,498	2,553,503
RadNet, Inc.*	38,435	357,445
Team Health Holdings, Inc.*	69,119	4,322,702
Tenet Healthcare Corp.*	29,697	1,664,517
WellCare Health Plans, Inc.*	28,739	1,950,516

		48,559,062

Health care technology—1.46%
athenahealth, Inc.*,1	45,811	5,611,847
Medidata Solutions, Inc.*	12,992	586,069
Merge Healthcare, Inc.*	636,001	1,749,003

		7,946,919

Hotels, restaurants & leisure—3.45%
BJ’s Restaurants, Inc.*	14,718	647,886
Dave & Buster’s Entertainment, Inc.*	1,232	24,221
Del Frisco’s Restaurant Group, Inc.*	38,433	892,414
Fiesta Restaurant Group, Inc.*	16,241	895,691
Jack in the Box, Inc.	26,675	1,894,992
Kona Grill, Inc.*	31,540	710,596
Life Time Fitness, Inc.*	25,007	1,394,640
Red Robin Gourmet Burgers, Inc.*	34,215	1,880,799
SeaWorld Entertainment, Inc.	120,885	2,325,827
Sonic Corp.*	27,688	698,015
The Cheesecake Factory, Inc.	89,105	4,093,484
Wyndham Worldwide Corp.	35,053	2,722,567

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Zoe’s Kitchen, Inc.*,1	15,414	561,995

		18,743,127

Household durables—0.50%
Harman International Industries, Inc.	25,380	2,724,289

Industrial conglomerates—0.49%
Carlisle Cos., Inc.	30,226	2,686,487

Internet & catalog retail—0.43%
Shutterfly, Inc.*	55,162	2,307,426

Internet software & services—5.63%
ChannelAdvisor Corp.*,1	73,000	1,013,970
Cornerstone OnDemand, Inc.*	68,730	2,492,837
DealerTrack Holdings, Inc.*	176,364	8,297,926
Demandware, Inc.*	9,637	577,738
GrubHub, Inc.*	21,710	789,376
HomeAway, Inc.*	86,327	3,012,812
Internap Network Services Corp.*	581,388	4,656,918
Marketo, Inc.*,1	64,246	2,073,219
SciQuest, Inc.*	112,145	1,672,082
Shutterstock, Inc.*,1	3,815	296,654
SPS Commerce, Inc.*	72,221	4,210,484
TechTarget, Inc.*	74,295	708,774
TrueCar, Inc.*,1	20,442	343,426
Yelp, Inc.*,1	7,063	423,780

		30,569,996

IT services—5.21%
Cass Information Systems, Inc.	49,180	2,338,017
Echo Global Logistics, Inc.*	96,761	2,528,365
EPAM Systems, Inc.*	9,646	460,500
Euronet Worldwide, Inc.*	33,352	1,790,002
ExlService Holdings, Inc.*	107,002	2,994,986
Heartland Payment Systems, Inc.	61,180	3,159,947
MAXIMUS, Inc.	248,180	12,026,803

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Vantiv, Inc., Class A*	97,412	3,011,979

		28,310,599

Leisure products—1.09%
Brunswick Corp.	40,457	1,893,388
Nautilus, Inc.*	61,633	824,649
Polaris Industries, Inc.[1]	21,101	3,183,297

		5,901,334

Life sciences tools & services—1.56%
Bio-Techne Corp.	40,670	3,703,003
ICON PLC*	19,201	1,010,165
PAREXEL International Corp.*	69,189	3,757,655

		8,470,823

Machinery—2.35%
Lincoln Electric Holdings, Inc.	25,268	1,831,425
Middleby Corp.*	32,913	2,912,800
Proto Labs, Inc.*,1	47,480	3,103,768
Terex Corp.	59,319	1,706,608
Wabtec Corp.	24,004	2,071,545
Woodward, Inc.	21,829	1,117,863

		12,744,009

Media—0.82%
Cinemark Holdings, Inc.	68,936	2,434,820
Nexstar Broadcasting Group, Inc., Class A1	21,895	987,902
Sinclair Broadcast Group, Inc., Class A1	36,080	1,048,124

		4,470,846

Multiline retail—0.14%
Tuesday Morning Corp.*,1	36,805	750,454

Oil, gas & consumable fuels—2.60%
Bill Barrett Corp.*,1	131,514	1,999,013
Clayton Williams Energy, Inc.*	6,667	554,294
Diamondback Energy, Inc.*	6,054	414,336
Goodrich Petroleum Corp.*,1	70,784	583,260
Gulfport Energy Corp.*	45,767	2,296,588
Halcon Resources Corp.*,1	381,328	1,185,930

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Kodiak Oil & Gas Corp.*	75,407	813,642
Magnum Hunter Resources Corp.*,1	257,950	1,196,888
Oasis Petroleum, Inc.*	63,297	1,896,378
Rice Energy, Inc.*	50,260	1,328,372
Rosetta Resources, Inc.*	49,210	1,871,456

		14,140,157

Paper & forest products—0.82%
Boise Cascade Co.*	124,051	4,473,279

Pharmaceuticals—2.44%
Akorn, Inc.*	21,747	968,829
ANI Pharmaceuticals, Inc.*	16,601	563,770
BioDelivery Sciences International, Inc.*	135,859	2,363,947
Dipexium Pharmaceuticals, Inc.*	33,747	369,530
Horizon Pharma PLC*,1	24,475	316,706
Jazz Pharmaceuticals PLC*	31,421	5,305,122
Lannett Co., Inc.*	32,185	1,825,533
Pernix Therapeutics Holdings, Inc.*	77,778	758,335
Sagent Pharmaceuticals, Inc.*	24,485	774,705

		13,246,477

Professional services—5.18%
Acacia Research[1]	88,556	1,594,008
CoStar Group, Inc.*	39,212	6,316,661
Huron Consulting Group, Inc.*	34,421	2,396,046
Kelly Services, Inc., Class A	61,486	1,083,998
Kforce, Inc.	132,524	3,067,931
Korn/Ferry International*	46,996	1,312,598
On Assignment, Inc.*	46,267	1,346,370
The Advisory Board Co.*	136,354	7,318,119
TriNet Group, Inc.*	37,700	1,127,984
WageWorks, Inc.*	45,382	2,587,228

		28,150,943

Road & rail—1.06%
Genesee & Wyoming, Inc., Class A*	30,313	2,916,110
Old Dominion Freight Line, Inc.*	10,472	763,095

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—(concluded)
Roadrunner Transportation Systems, Inc.*	99,765	2,056,157

		5,735,362

Semiconductors & semiconductor equipment—3.92%
Cabot Microelectronics Corp.*	80,041	3,860,378
Cavium, Inc.*	31,598	1,621,293
Inphi Corp.*	24,636	381,365
Mellanox Technologies Ltd.*,1	76,008	3,404,398
Power Integrations, Inc.	89,745	4,519,558
RF Micro Devices, Inc.*,1	28,201	366,895
Semtech Corp.*	212,623	5,396,372
Skyworks Solutions, Inc.	29,460	1,715,751

		21,266,010

Software—10.31%
Allot Communications Ltd.*,1	122,212	1,395,661
Aspen Technology, Inc.*	24,541	906,299
Cadence Design Systems, Inc.*	101,389	1,819,933
Callidus Software, Inc.*	40,482	570,391
CommVault Systems, Inc.*	61,824	2,741,276
FleetMatics Group PLC*,1	25,033	929,726
Imperva, Inc.*,1	123,095	5,043,202
Mobileye N.V.*,1	19,320	1,004,833
NetSuite, Inc.*,1	16,250	1,765,725
Paycom Software, Inc.*,1	16,434	291,704
Pegasystems, Inc.	145,914	3,161,956
Proofpoint, Inc.*	125,978	5,548,071
PROS Holdings, Inc.*	67,940	1,900,961
QLIK Technologies, Inc.*	107,355	3,043,514
Qualys, Inc.*	13,438	431,091
ServiceNow, Inc.*	20,814	1,413,895
SS&C Technologies Holdings, Inc.*	33,829	1,634,617
Synchronoss Technologies, Inc.*	52,034	2,688,597
Tableau Software, Inc., Class A*	13,099	1,081,846
TubeMogul, Inc.*,1	40,318	626,542
Tyler Technologies, Inc.*	10,673	1,194,522
Ultimate Software Group, Inc.*	72,748	10,949,302
VASCO Data Security International, Inc.*	37,828	957,805

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Verint Systems, Inc.*	84,853	4,878,199

		55,979,668

Specialty retail—2.83%
Asbury Automotive Group, Inc.*	18,471	1,293,709
Boot Barn Holdings, Inc.*	247	4,384
Five Below, Inc.*,1	102,444	4,084,442
Lithia Motors, Inc., Class A	48,248	3,745,010
Office Depot, Inc.*	297,470	1,552,793
The Children’s Place, Inc.	36,995	1,822,004
Tile Shop Holdings, Inc.*,1	183,270	1,577,955
Williams-Sonoma, Inc.	20,104	1,307,363

		15,387,660

Technology hardware, storage & peripherals—1.29%
Stratasys Ltd.*,1	31,450	3,785,322
Super Micro Computer, Inc.*	45,162	1,443,378
Synaptics, Inc.*	25,673	1,756,803

		6,985,503

Textiles, apparel & luxury goods—1.12%
G-III Apparel Group Ltd.*	27,567	2,187,441
Hanesbrands, Inc.	27,360	2,889,490
Kate Spade & Co.*	6,271	170,132
Skechers USA, Inc., Class A*	15,489	848,023

		6,095,086

Thrifts & mortgage finance—0.61%
BankUnited, Inc.	63,565	1,900,594
Tree.com, Inc.*	38,788	1,434,768

		3,335,362

Trading companies & distributors—0.80%
Beacon Roofing Supply, Inc.*	115,220	3,188,137
H&E Equipment Services, Inc.	6,108	228,378

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
HD Supply Holdings, Inc.*	32,640	941,338

		4,357,853

Total common stocks (cost—$434,291,456)		534,759,611

	Number of warrants
Warrants—0.00%†
Oil, gas & consumable fuels—0.00%†
Magnum Hunter Resources Corp., strike price $8.50, expires 04/15/16*,1 (cost—$0)	53,494	0

	Face amount ($)
Repurchase agreement—2.33%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $8,178,415 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $5,419,134 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$12,896,016); proceeds: $12,643,000 (cost—$12,643,000)	12,643,000	12,643,000

	Number of shares
Investment of cash collateral from securities loaned—14.11%
Money market fund—14.11%
UBS Private Money Market Fund LLC[2] (cost—$76,628,440)	76,628,440	76,628,440

Total investments (cost—$523,562,896)[3]—114.90%		624,031,051
Liabilities in excess of other assets—(14.90)%		(80,917,022)

Net assets—100.00%		543,114,029

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$117,105,288
Gross unrealized depreciation	(16,637,133)

Net unrealized appreciation	$100,468,155

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	534,759,611	—	—	534,759,611
Warrants	—	—	0	0
Repurchase agreement	—	12,643,000	—	12,643,000
Investment of cash collateral from securities loaned	—	76,628,440	—	76,628,440

Total	534,759,611	89,271,440	0	624,031,051

At October 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

Warrants ($)
Beginning balance	0
Purchases	—
Issuance	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2014 was $0.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	95.4
Ireland	1.4
Israel	1.4
Canada	1.3
Bermuda	0.3
Netherlands	0.2

Total	100.0

Portfolio footnotes

*	Non-income producing security.
†	Represents less than 0.005%
1	Security, or portion thereof, was on loan at October 31, 2014.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

2	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	70,777,816	85,484,303	79,633,679	76,628,440	1,890

3	Includes $80,190,602 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $76,628,440 and non-cash collateral of $3,797,624.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks
Aerospace & defense	0.20%
Airlines	0.04
Auto components	1.94
Automobiles	2.35
Banks	9.13
Beverages	1.26
Biotechnology	1.29
Building products	1.34
Capital markets	3.14
Chemicals	2.44
Commercial services & supplies	1.10
Communications equipment	0.62
Construction & engineering	0.14
Construction materials	0.43
Containers & packaging	0.08
Diversified financial services	0.46
Diversified telecommunication services	7.00
Electric utilities	3.49
Electrical equipment	2.38
Electronic equipment, instruments & components	1.16
Energy equipment & services	1.60
Food & staples retailing	2.88
Food products	3.67
Gas utilities	0.95
Health care equipment & supplies	1.95
Health care providers & services	0.60
Health care technology	0.00
Hotels, restaurants & leisure	1.85
Household durables	0.57
Household products	0.46
Industrial conglomerates	1.25
Insurance	8.95
Internet software & services	1.08
IT services	0.98
Leisure products	0.41
Life sciences tools & services	0.20

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks – (concluded)
Machinery	1.92
Marine	0.81
Media	1.55
Metals & mining	1.54
Multi-utilities	2.51
Multiline retail	0.28
Oil, gas & consumable fuels	6.39
Paper & forest products	0.54
Personal products	1.64
Pharmaceuticals	10.47
Professional services	0.54
Real estate investment trusts	1.45
Real estate management & development	1.39
Road & rail	0.71
Semiconductors & semiconductor equipment	3.88
Software	0.90
Specialty retail	0.82
Technology hardware, storage & peripherals	0.03
Textiles, apparel & luxury goods	2.77
Tobacco	0.61
Trading companies & distributors	0.17
Transportation infrastructure	0.28
Wireless telecommunication services	1.79

Total common stocks	110.38

Preferred stocks
Chemicals	0.02
Household products	0.18

Total preferred stocks	0.20

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Right	0.03

Repurchase agreement	0.58

Investment of cash collateral from securities loaned	1.85

Investments sold short
Common stocks
Aerospace & defense	(0.21)
Airlines	(0.05)
Auto components	(0.10)
Automobiles	(0.07)
Banks	(0.39)
Beverages	(0.02)
Building products	(0.02)
Capital markets	(0.37)
Chemicals	(0.20)
Commercial services & supplies	(0.03)
Consumer finance	(0.31)
Distributors	(0.24)
Diversified consumer services	(0.03)
Diversified financial services	(0.71)
Diversified telecommunication services	(0.19)
Electric utilities	(0.67)
Electrical equipment	(0.00)[1]
Electronic equipment, instruments & components	(0.29)
Energy equipment & services	(0.24)
Food & staples retailing	(0.20)
Food products	(0.22)
Gas utilities	(0.06)
Health care equipment & supplies	(0.07)
Health care providers & services	(0.22)
Hotels, restaurants & leisure	(0.23)
Household durables	(0.16)
Independent power and renewable electricity producers	(0.14)
Internet & catalog retail	(0.27)
Leisure products	(0.10)
Machinery	(0.52)
Media	(0.45)
Metals & mining	(0.44)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks – (concluded)
Oil, gas & consumable fuels	(0.71)
Paper & forest products	(0.32)
Pharmaceuticals	(0.44)
Professional services	(0.00)[1]
Real estate investment trusts	(0.29)
Real estate management & development	(0.87)
Road & rail	(0.14)
Semiconductors & semiconductor equipment	(0.74)
Software	(0.35)
Specialty retail	(0.16)
Technology hardware, storage & peripherals	(0.04)
Textiles, apparel & luxury goods	(0.35)
Trading companies & distributors	(0.08)
Transportation infrastructure	(0.04)
Wireless telecommunication services	(0.25)

Total investments sold short	(12.00)

Liabilities in excess of other assets	(1.04)

Net assets	100.00%

1	Weighting represents less than (0.05%) of the Portfolio’s net assets as of October 31, 2014.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—110.38%
Australia—4.97%
Amcor Ltd.	69,899	720,910
AMP Ltd.	1,391,935	7,165,679
AusNet Services	683,897	827,515
Australia & New Zealand Banking Group Ltd.	6,793	200,258
Bank of Queensland Ltd.[1]	42,855	475,553
Bendigo and Adelaide Bank Ltd.[1]	136,202	1,488,633
CFS Retail Property Trust Group	1,341,964	2,479,949
Cochlear Ltd.	21,228	1,372,279
Commonwealth Bank of Australia	42,287	2,994,866
Computershare Ltd.	194,977	2,105,283
CSL Ltd.	34,367	2,425,182
Dexus Property Group	254,437	270,924
Fortescue Metals Group Ltd.[1]	1,025,656	3,159,019
Goodman Group	157,291	766,825
GPT Group	354,486	1,285,224
Macquarie Group Ltd.	49,095	2,642,763
Metcash Ltd.[1]	282,107	702,559
Mirvac Group	209,900	331,558
Origin Energy Ltd.	74,226	932,100
Qantas Airways Ltd.*	259,527	383,685
QBE Insurance Group Ltd.[1]	478,620	4,856,268
REA Group Ltd.	26,324	1,047,063
Scentre Group*	1,302,769	4,058,385
Stockland	528,663	1,972,547
Suncorp Group Ltd.	97,823	1,261,134
Tabcorp Holdings Ltd.[1]	212,730	761,914
TPG Telecom Ltd.	26,272	167,847
Transurban Group	52,814	377,852
Treasury Wine Estates Ltd.	105,912	433,392
Westpac Banking Corp.	138,831	4,249,116
WorleyParsons Ltd.	50,960	608,095

Total Australia common stocks		52,524,377

Austria—0.09%
Andritz AG2	3,653	176,335
Telekom Austria AG1,2	46,260	346,665
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,979	431,628

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Austria—(concluded)
Voestalpine AG	985	39,444

Total Austria common stocks		994,072

Belgium—0.64%
Ageas	5,126	171,158
Ageas STRIP VVPR*,3	7,563	10
Anheuser-Busch InBev N.V.	23,063	2,546,502
Belgacom SA1	13,829	521,801
Colruyt SA	3,412	155,402
Delhaize Group SA1	3,449	235,599
Groupe Bruxelles Lambert SA2	13,537	1,208,677
KBC Groep N.V.*	17,456	935,156
Solvay SA	4,509	614,204
Telenet Group Holding N.V.*	6,696	378,648

Total Belgium common stocks		6,767,157

Bermuda—1.04%
Cheung Kong Infrastructure Holdings Ltd.	99,000	722,539
Jardine Matheson Holdings Ltd., ADR	60,800	3,641,920
Kerry Properties Ltd.	330,000	1,131,893
Kunlun Energy Co. Ltd.[1]	2,796,378	3,706,797
Noble Group Ltd.	1,876,000	1,745,014

Total Bermuda common stocks		10,948,163

Brazil—0.70%
BB Seguridade Participacoes SA	553,842	7,389,328

Canada—0.66%
Pacific Rubiales Energy Corp.	465,149	7,016,133

Cayman Islands—1.88%
Alibaba Group Holding Ltd., ADR*	19,709	1,943,307
Ctrip.com International Ltd., ADR*	149,632	8,723,546

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Hengan International Group Co. Ltd.	868,055	9,150,499

Total Cayman Islands common stocks		19,817,352

China—0.41%
Sinopharm Group Co., Class H1	1,114,099	4,352,875

Curacao—1.12%
Schlumberger Ltd.	119,666	11,806,248

Damark—4.21%
AP Moller - Maersk A/S, Class B	2,893	6,741,160
Carlsberg A/S, Class B	4,117	362,521
Coloplast A/S, Class B	120,649	10,501,815
Danske Bank A/S	142,180	3,899,507
DSV A/S	45,368	1,356,572
Novo Nordisk A/S, ADR	246,464	11,135,244
Novo Nordisk A/S, Class B	123,044	5,566,449
Novozymes A/S, B Shares	12,416	575,908
Pandora A/S	18,013	1,516,373
TDC A/S	260,276	1,985,538
Tryg A/S	3,339	360,912
William Demant Holding A/S*	6,357	481,739

Total Denmark common stocks		44,483,738

Finland—1.27%
Neste Oil Oyj[1]	67,517	1,459,504
Nokia Oyj	91,327	762,213
Orion Oyj, Class B	17,157	582,443
Sampo Oyj, A Shares[2]	100,690	4,816,279
Stora Enso Oyj, R Shares	117,018	964,165
UPM-Kymmene Oyj[2]	301,003	4,760,289
Wartsila Oyj Abp	1,349	62,481

Total Finland common stocks		13,407,374

France—8.32%
Accor SA	5,981	251,160
AXA SA	56,448	1,302,283
Bureau Veritas SA	17,047	421,481
Carrefour SA	46,599	1,364,704
Cie de Saint-Gobain	161,704	6,939,386
Cie Generale des Etablissements Michelin	5,522	478,788
CNP Assurances	1,889	35,295

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Dassault Systemes	4,330	274,400
Electricite de France (EDF)[2]	157,813	4,657,328
Essilor International SA2	37,509	4,141,088
Eutelsat Communications	33,626	1,089,700
France Telecom SA2	743,510	11,846,942
GDF Suez	3,401	82,490
GDF Suez, STRIP VVPR*,3	23,226	29
Iliad SA	43,768	9,570,954
L’Oreal SA	3,459	542,264
LVMH Moet Hennessy Louis Vuitton SA	5,757	976,467
Natixis SA	222,483	1,530,916
Publicis Groupe SA	13,199	914,184
Renault SA	5,440	403,779
Sanofi SA2	177,893	16,420,776
Societe BIC SA	508	63,323
Societe Generale SA	87,182	4,196,921
Sodexo	7,024	676,619
Total SA	160,563	9,541,356
Unibail-Rodamco SE	2,090	535,472
Vallourec SA	107,167	3,934,883
Veolia Environnement SA2	154,452	2,581,010
Vinci SA	24,524	1,397,549
Wendel SA	15,465	1,704,274

Total France common stocks		87,875,821

Germany—5.70%
Allianz SE2	27,178	4,315,163
Celesio AG	7,266	239,472
Daimler AG	60,260	4,684,185
Deutsche Bank AG	42,245	1,317,130
Deutsche Boerse AG	5,707	389,841
Deutsche Telekom AG	764,377	11,513,707
E.ON SE	302,125	5,198,287
Fresenius Medical Care AG & Co. KGaA	17,828	1,306,958
GEA Group AG	18,309	841,927
Hannover Rueck SE	2,666	222,136
Hochtief AG	159	11,754
Merck KGaA	761	68,729

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Metro AG*,2	53,052	1,689,975
ProSiebenSat.1 Media AG	10,917	439,901
RWE AG	163,875	5,803,473
SAP SE	91,391	6,211,925
Siemens AG	52,832	5,952,620
ThyssenKrupp AG*	179,970	4,324,527
Wirecard AG	157,964	5,652,537

Total Germany common stocks		60,184,247

Hong Kong—3.72%
AIA Group Ltd.	2,344,404	13,074,599
Bank of East Asia Ltd.	106,200	443,690
BOC Hong Kong Holdings Ltd.	910,500	3,029,071
Cathay Pacific Airways Ltd.	6,000	11,249
China Mobile Ltd.	485,000	6,035,022
CLP Holdings Ltd.[2]	469,500	4,041,073
Hang Lung Properties Ltd.	139,000	433,750
Hang Seng Bank Ltd.[2]	247,123	4,187,148
HKT Trust/HKT Ltd.	856,000	1,043,075
Hong Kong & China Gas Co. Ltd.	271,200	632,963
Hysan Development Co. Ltd.	365,000	1,663,765
MTR Corp. Ltd.	413,500	1,684,893
New World Development Co. Ltd.	1,286,000	1,615,138
PCCW Ltd.	1,578,000	1,003,145
Swire Properties Ltd.	103,600	331,968
Wheelock & Co. Ltd.	7,000	33,713

Total Hong Kong common stocks		39,264,262

Israel—1.15%
Bank Hapoalim B.M.	84,439	429,699
Bank Leumi Le-Israel*	167,991	594,971
Bezeq The Israeli Telecommunication Corp. Ltd.	880,298	1,488,223
Delek Group Ltd.	296	101,251
Israel Chemicals Ltd.	222,441	1,494,275
Teva Pharmaceutical Industries Ltd., ADR	134,700	7,606,509

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
The Israel Corp. Ltd.*	877	429,218

Total Israel common stocks		12,144,146

Italy—2.51%
Assicurazioni Generali SpA[2]	282,593	5,786,508
Enel SpA	686,600	3,501,880
ENI SpA	370,697	7,897,163
Snam SpA	935,623	5,053,372
Telecom Italia SpA*	553,280	625,742
Terna Rete Elettrica Nazionale SpA	725,363	3,652,317
UnipolSai SpA	13,745	36,860

Total Italy common stocks		26,553,842

Japan—19.92%
Aeon Co. Ltd.	118,600	1,155,644
AEON Mall Co. Ltd.	63,000	1,136,328
Air Water, Inc.	35,000	547,162
Astellas Pharma, Inc.	123,000	1,860,467
Bridgestone Corp.[2]	197,700	6,426,900
Brother Industries Ltd.	18,200	318,065
Calbee, Inc.	47,400	1,645,760
Canon, Inc.	516,987	15,598,210
Central Japan Railway Co.	17,500	2,571,444
Chubu Electric Power Co., Inc.*	18,700	220,005
Citizen Holdings Co. Ltd.[1]	45,200	287,719
Dai Nippon Printing Co. Ltd.	63,000	606,864
Daicel Corp.	101,000	1,147,349
Daihatsu Motor Co. Ltd.[1]	72,000	1,003,801
Daiichi Sankyo Co. Ltd.[1]	61,600	908,439
Daito Trust Construction Co. Ltd.	19,100	2,350,835
FamilyMart Co. Ltd.[1]	8,500	335,233
FANUC Corp.[2]	38,300	6,519,439
Fuji Heavy Industries Ltd.[2]	213,300	6,834,335
Hamamatsu Photonics KK	14,300	639,092

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Hino Motors Ltd.	96,200	1,358,319
Hirose Electric Co. Ltd.	20,000	2,405,520
Hitachi Metals Ltd.	51,000	839,065
Hokuhoku Financial Group, Inc.	129,000	254,957
Honda Motor Co. Ltd.	220,900	6,841,853
Hoya Corp.	123,100	4,282,335
Hulic Co. Ltd.[1]	62,900	675,338
Idemitsu Kosan Co. Ltd.	12,600	242,297
Inpex Corp.	482,700	6,029,184
Isuzu Motors Ltd.	116,500	1,485,226
Itochu Techno-Science Corp.	5,100	200,685
Japan Airlines Co. Ltd.	70,300	1,870,077
Japan Real Estate Investment Corp.	274	1,483,125
JFE Holdings, Inc.	82,807	1,604,167
JSR Corp.[1]	33,400	588,756
JTEKT Corp.	100	1,541
JX Holdings, Inc.[1]	228,200	965,419
Kajima Corp.[1]	17,000	74,462
Kakaku.com, Inc.	7,400	97,964
Kamigumi Co. Ltd.	35,000	331,226
Kaneka Corp.	36,000	193,902
Kao Corp.	200,300	7,675,863
Kawasaki Heavy Industries Ltd.[1]	19,000	72,735
Keio Corp.[1]	27,000	201,914
Keyence Corp.	6,600	3,083,623
Kirin Holdings Co. Ltd.	534,600	6,796,428
Kobe Steel Ltd.[1]	1,667,000	2,597,151
Kuraray Co. Ltd.	9,400	106,950
Kurita Water Industries Ltd.[1]	24,000	515,148
Lawson, Inc.	36,800	2,460,432
M3, Inc.	2,500	40,997
Mabuchi Motor Co. Ltd.	100	8,440
Makita Corp.	19,500	1,074,605

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Maruichi Steel Tube Ltd.	17,900	417,521
Mazda Motor Corp	31,200	707,191
McDonald’s Holdings Co. Japan Ltd.[1]	27,600	668,346
Miraca Holdings, Inc.	7,800	321,513
Mitsubishi Logistics Corp.[1]	75,000	1,111,729
Mitsubishi Motors Corp.[1],2	77,300	779,710
Mitsubishi Tanabe Pharma Corp.	5,600	83,707
Mitsui Fudosan Co. Ltd.	22,164	692,101
Murata Manufacturing Co. Ltd.	10,400	1,130,042
Namco Bandai Holdings, Inc.	100	2,405
Nexon Co. Ltd.	10,200	87,630
NGK Spark Plug Co. Ltd.	100	2,560
NIDEC Corp.	2,800	180,028
Nippon Express Co. Ltd.	6,000	25,854
Nippon Steel & Sumitomo Metal Corp.[1]	399,000	1,030,136
Nippon Yusen Kabushiki Kaisha	696,000	1,772,143
Nissin Foods Holdings Co. Ltd.[1]	15,500	808,636
Nitori Holdings Co. Ltd.[1]	22,500	1,412,197
Nitto Denko Corp.[1]	33,498	1,775,327
Nomura Real Estate Holdings, Inc.	75,300	1,301,870
Nomura Research Institute Ltd.	39,400	1,273,287
NTT DoCoMo, Inc.[2]	438,200	7,263,996
Odakyu Electric Railway Co. Ltd.[1]	176,000	1,626,423
Olympus Corp.*,1	89,500	3,119,452
Oracle Corp. Japan[1]	18,500	703,272
Oriental Land Co. Ltd.[1],2	15,800	3,337,939
ORIX Corp.	53,000	711,778
Osaka Gas Co. Ltd.	158,000	620,325
Otsuka Corp.[1]	11,700	426,023
Park24 Co. Ltd.[1]	64,300	958,847
Rinnai Corp.	17,700	1,545,845
Santen Pharmaceutical Co. Ltd.	23,000	1,343,245
Secom Co. Ltd.[1]	11,700	703,198

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Sekisui Chemical Co. Ltd.	84,000	1,011,814
Sekisui House Ltd.	18,700	226,747
Seven & I Holdings Co. Ltd.	148,100	5,644,479
Sharp Corp.*,1	53,000	129,286
Shimadzu Corp.	25,000	214,111
Shimamura Co. Ltd.	100	8,609
Shimano, Inc.[2]	33,300	4,346,121
Shin-Etsu Chemical Co. Ltd.	6,000	376,265
Shinsei Bank Ltd.[1]	951,000	2,065,827
Shionogi & Co. Ltd.	4,100	104,101
SMC Corp.	500	138,304
Sompo Japan Nipponkoa Holdings, Inc.	74,100	1,813,496
Sumitomo Rubber Industries Ltd.	2,600	35,045
Suntory Beverage & Food Ltd.[2]	82,900	2,933,697
Suruga Bank Ltd.	64,000	1,305,355
Sysmex Corp.	6,400	268,649
T&D Holdings, Inc.[2]	309,900	3,881,854
Taiheiyo Cement Corp.[1],2	775,000	2,787,447
Takashimaya Co. Ltd.[1]	60,000	499,444
Takeda Pharmaceutical Co. Ltd.	207,500	8,875,440
The Bank of Yokohama Ltd.	49,000	278,012
The Dai-ichi Life Insurance Co. Ltd.[1],2	471,500	6,926,107
The Yokohama Rubber Co. Ltd.	103,000	905,978
Toho Gas Co. Ltd.[1]	120,000	638,860
Tokio Marine Holdings, Inc.	255,600	7,993,971
Tokyo Electron Ltd.	32,700	2,023,281
Tokyo Gas Co. Ltd.	30,000	169,811
Toppan Printing Co. Ltd.	24,000	159,608
Toray Industries, Inc.[1]	58,000	381,434
TOTO Ltd.	5,000	54,663
Toyo Seikan Group Holdings, Ltd.	9,200	108,033
Toyo Suisan Kaisha Ltd.	7,000	238,994
Toyoda Gosei Co. Ltd.	42,300	798,362

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Toyota Motor Corp.	5,200	300,820
Trend Micro, Inc.[1]	55,100	1,802,738
USS Co. Ltd.	45,100	698,232
Yahoo Japan Corp.[1]	462,800	1,635,714
Yamada Denki Co. Ltd.[1]	573,000	1,800,748
Yamaguchi Financial Group, Inc.	37,000	344,883

Total Japan common stocks		210,443,411

Jersey—0.74%
Delphi Automotive PLC	106,511	7,347,129
Experian PLC	31,110	467,060

Total Jersey common stocks		7,814,189

Luxembourg—0.11%
ArcelorMittal[2]	22,112	289,289
Millicom International Cellular SA, SDR	8,603	701,368
Tenaris SA	6,106	120,132

Total Luxembourg common stocks		1,110,789

Netherlands—3.52%
Aegon N.V.	218,439	1,777,647
ASML Holding N.V., NY Registered Shares	148,720	14,824,410
Delta Lloyd N.V.	51,121	1,164,332
Fiat Chrysler Automobiles N.V.*,1	157,913	1,762,199
Koninklijke Ahold N.V.	519,680	8,687,502
Reed Elsevier N.V.	206,106	4,743,344
STMicroelectronics N.V.	297,942	1,985,934
Unilever N.V.	58,686	2,275,769

Total Netherlands common stocks		37,221,137

New Zealand—0.43%
Fletcher Building Ltd.	264,616	1,773,906

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Ryman Healthcare Ltd.	25,634	151,661
Spark New Zealand Ltd.	1,060,191	2,607,351

Total New Zealand common stocks		4,532,918

Norway—0.63%
DnB NOR ASA[2]	284,874	5,232,935
Norsk Hydro ASA	158,868	888,914
Orkla ASA	3,766	28,783
Yara International ASA	11,770	540,429

Total Norway common stocks		6,691,061

Portugal—0.01%
Banco Comercial Portugues SA*	931,583	105,067

Singapore—1.92%
CapitaMall Trust	295,000	452,362
Global Logistic Properties Ltd.	188,000	402,429
Hutchison Port Holdings Trust[1]	1,629,000	1,099,575
Keppel Land Ltd.	1,000	2,600
Oversea-Chinese Banking Corp. Ltd.[1]	85,000	654,355
SembCorp Industries Ltd.	956,000	3,623,975
Singapore Telecommunications Ltd.	2,350,000	6,914,455
StarHub Ltd.	288,000	925,850
United Overseas Bank Ltd.	329,932	5,906,777
Wilmar International Ltd.	134,000	333,774

Total Singapore common stocks		20,316,152

South Korea—0.73%
NAVER Corp.	10,982	7,747,914

Spain—6.19%
Amadeus IT Holding SA	17,444	640,497
Banco Bilbao Vizcaya Argentaria SA	35,936	401,156
Banco Santander SA2	2,412,351	21,245,910
Distribuidora Internacional de Alimentacion SA	174,707	1,108,682
Enagas SA2	75,750	2,539,274
Gas Natural SDG, SA	13,784	397,461

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Grifols SA, ADR	301,234	10,660,671
Iberdrola SA	1,778,145	12,569,742
Red Electrica Corp. SA	17,295	1,509,324
Repsol SA	15,787	352,443
Telefonica SA	917,955	13,798,273
Zardoya Otis SA1	12,133	141,250

Total Spain common stocks		65,364,683

Sweden—3.81%
Alfa Laval AB1	16,880	347,011
Assa Abloy AB, B Shares	4,313	228,437
Atlas Copco AB, A Shares[1]	32,899	949,436
Electrolux AB, Series B2	49,066	1,392,080
Hennes & Mauritz AB, B Shares[2]	118,319	4,706,065
Husqvarna AB, B Shares	226,702	1,685,494
Nordea Bank AB2	91,237	1,170,093
Securitas AB, B Shares[2]	110,892	1,223,932
Skandinaviska Enskilda Banken AB, Class A	155,377	1,990,570
Svenska Handelsbanken, A Shares[2]	123,313	5,879,960
Swedbank AB, A Shares[2]	231,981	6,135,559
Swedish Match AB	57,955	1,880,517
Telefonaktiebolaget LM Ericsson, B Shares	493,314	5,812,222
TeliaSonera AB2	981,642	6,786,539

Total Sweden common stocks		40,187,915

Switzerland—13.23%
ABB Ltd.*	437,283	9,571,460
Credit Suisse Group*	46,205	1,228,420
Geberit AG2	20,345	6,931,446
Julius Baer Group Ltd.*	299,236	13,087,201
Lonza Group AG*,2	19,289	2,123,063
Nestle SA2	316,738	23,175,550
Novartis AG2	205,585	19,080,955
Roche Holding AG	66,265	19,538,929
Schindler Holding AG	3,866	540,030
SGS SA1	2,087	4,581,140
Sonova Holding AG	4,274	665,432
Swiss Prime Site AG*,2	37,865	2,876,819
Swiss Re AG*	60,186	4,860,419
Swisscom AG	3,512	2,067,815

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Syngenta AG	23,690	7,332,414
The Swatch Group AG	23,074	10,926,066
Zurich Insurance Group AG*	37,015	11,187,405

Total Switzerland common stocks		139,774,564

Taiwan—1.34%
Taiwan Semiconductor Manufacturing Co. Ltd.	883,000	3,788,453
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	470,237	10,354,619

Total Taiwan common stocks		14,143,072

United Kingdom—18.16%
3i Group PLC[2]	95,719	607,740
Aberdeen Asset Management PLC	25,341	175,935
Admiral Group PLC[2]	86,338	1,843,835
AMEC PLC	265,282	4,413,466
ARM Holdings PLC	571,099	7,993,890
BAE Systems PLC	29,680	217,787
BG Group PLC	458,339	7,625,334
BP PLC	1,014,082	7,283,802
British American Tobacco PLC	80,875	4,588,959
British Sky Broadcasting Group PLC[2]	303,144	4,296,565
BT Group PLC	274,818	1,615,627
Burberry Group PLC	106,075	2,597,927
Capita PLC	12,983	227,835
Centrica PLC	512,410	2,479,600
Compass Group PLC	60,240	969,442
Croda International PLC	279,092	10,246,340
Diageo PLC	9,513	279,706
Direct Line Insurance Group PLC	360,141	1,590,085
G4S PLC	1,925,528	7,870,085
GKN PLC	887,753	4,516,042
GlaxoSmithKline PLC	766,861	17,389,152

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Hargreaves Lansdown PLC	786,319	12,496,987
HSBC Holdings PLC	850,967	8,705,465
ICAP PLC	186,712	1,250,288
IMI PLC[2]	110,573	2,161,519
InterContinental Hotels Group PLC[2]	19,384	734,594
Investec PLC	40,054	366,506
Land Securities Group PLC	11,667	206,607
Lloyds Banking Group PLC*	3,892,577	4,802,852
London Stock Exchange Group PLC	27,267	878,924
Melrose Industries PLC	22,753	93,215
National Grid PLC	1,051,901	15,582,048
Next PLC[2]	23,742	2,447,817
Pearson PLC	187,118	3,502,193
Prudential PLC	13,410	309,445
Reckitt Benckiser Group PLC[2]	57,456	4,825,401
Rio Tinto PLC	21,719	1,032,415
Royal Dutch Shell PLC, A Shares[2,4]	161,527	5,776,416
Royal Dutch Shell PLC, A Shares[5]	239,389	8,546,725
Segro PLC	247,478	1,505,176
Standard Chartered PLC	87,240	1,311,286
Tesco PLC	2,474,845	6,872,843
The Sage Group PLC	66,093	399,338
The Weir Group PLC	37,737	1,378,199
TUI Travel PLC	275,849	1,758,925
Unilever PLC	256,552	10,317,616
Vodafone Group PLC	1,205,776	3,998,569
Whitbread PLC	24,016	1,676,579

Total United Kingdom common stocks		191,767,102

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—1.25%
Lululemon Athletica, Inc.*,1	316,804	13,194,887

Total common stocks (cost—$1,137,883,933)		1,165,943,996

Preferred stocks—0.20%
Germany—0.20%
Fuchs Petrolub SE	6,585	255,317
Henkel AG & Co. KGaA Vorzug	19,249	1,900,322

Total preferred stocks (cost—$1,675,117)		2,155,639

	Number of rights
Right*—0.03%
Spain—0.03%
Banco Santander SA, expiring 11/03/14 (cost—$265,993)	1,378,305	262,538

	Face amount ($)
Repurchase agreement—0.58%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $3,969,212 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $2,630,057 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$6,258,796); proceeds: $6,136,000 (cost—$6,136,000)	6,136,000	6,136,000

	Number of shares
Investment of cash collateral from securities loaned—1.85%
Money market fund—1.85%
UBS Private Money Market Fund LLC [6] (cost—$19,489,263)	19,489,263	19,489,263

Total investments before investments sold short (cost—$1,165,450,306)[7]—113.04%		1,193,987,436

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(12.00)%
Common stocks—(12.00)%
Australia—(0.60)%
ALS Ltd.	(10,007)	(49,579)
Alumina Ltd.	(484,697)	(695,249)
APA Group	(84,249)	(583,475)
BHP Billiton Ltd.	(11,214)	(335,128)
Caltex Australia Ltd.	(33,824)	(923,909)
Iluka Resources Ltd.	(240,753)	(1,525,411)
Santos Ltd.	(9,231)	(104,790)
Wesfarmers Ltd.	(4,467)	(173,512)
Woolworths Ltd.	(61,179)	(1,938,150)

Total Australia common stocks		(6,329,203)

Austria—(0.03)%
Erste Group Bank AG	(517)	(13,158)
Raiffeisen Bank International AG	(14,061)	(299,902)

Total Austria common stocks		(313,060)

Bermuda—(0.26)%
First Pacific Co. Ltd.	(596,000)	(643,253)
Li & Fung Ltd.	(1,328,000)	(1,618,228)
Seadrill Ltd.	(22,916)	(515,401)

Total Bermuda common stocks		(2,776,882)

Cayman Islands—(0.20)%
ASM Pacific Technology Ltd.	(93,700)	(1,030,620)
Wynn Macau Ltd.	(306,000)	(1,104,814)

Total Cayman Islands common stocks		(2,135,434)

Finland—(0.06)%
Metso Oyj	(11,062)	(360,837)
Nokian Renkaat Oyj	(7,717)	(217,491)

Total Finland common stocks		(578,328)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
France—(0.87)%
Arkema SA	(3,246)	(200,213)
Iliad SA	(8,359)	(1,827,902)
Lagardere S.C.A.	(60,287)	(1,466,777)
Total SA	(20,898)	(1,241,851)
Valeo SA	(4,219)	(472,291)
Vallourec SA	(49,899)	(1,832,157)
Zodiac SA	(69,875)	(2,130,867)

Total France common stocks		(9,172,058)

Germany—(0.49)%
Fraport AG Frankfurt Airport Services Worldwide	(7,079)	(437,520)
Hugo Boss AG	(18,559)	(2,461,776)
Infineon Technologies AG	(40,081)	(388,811)
Lanxess AG	(3,568)	(185,467)
Porsche Automobil Holding SE	(9,057)	(741,481)
SAP SE	(3,621)	(246,123)
Sky Deutschland AG	(20,987)	(177,182)
Sky Deutschland AG	(62,994)	(531,273)

Total Germany common stocks		(5,169,633)

Hong Kong—(0.82)%
Galaxy Entertainment Group Ltd.	(54,000)	(368,697)
Hong Kong Exchanges & Clearing Ltd.	(160,600)	(3,559,846)
New World Development Co. Ltd.	(13,380)	(16,804)
Sino Land Co. Ltd.	(236)	(390)
SJM Holdings Ltd.	(432,000)	(912,447)
Sun Hung Kai Properties Ltd.	(199,725)	(2,977,146)
The Link REIT	(133,500)	(784,114)

Total Hong Kong common stocks		(8,619,444)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Italy—(0.12)%
Luxottica Group SpA	(24,313)	(1,237,908)
Prysmian SpA	(2,449)	(42,352)

Total Italy common stocks		(1,280,260)

Japan—(5.27)%
Advantest. Corp.	(105,200)	(1,198,807)
Aeon Financial Service Co. Ltd.	(61,300)	(1,253,560)
Alfresa Holdings Corp.	(106,400)	(1,329,941)
Amada Co. Ltd.	(180,800)	(1,533,963)
Asahi Glass Co. Ltd.	(51,000)	(261,527)
Benesse Holdings, Inc.	(10,300)	(320,485)
Credit Saison Co Ltd	(96,600)	(1,974,570)
Dainippon Pharmaceutical Co. Ltd.	(24,100)	(276,348)
Daiwa Securities Group, Inc.	(91,000)	(697,538)
Dentsu, Inc.	(9,200)	(331,306)
Electric Power Development Co. Ltd.	(44,000)	(1,519,875)
Fukuoka Financial Group, Inc.	(460,000)	(2,301,536)
Hitachi Ltd.	(2,000)	(15,297)
Hokuriku Electric Power Co.	(7,300)	(96,705)
Ibiden Co. Ltd.	(80,300)	(1,168,130)
Iida Group Holdings Co. Ltd.	(103,900)	(1,136,818)
Japan Display, Inc.	(226,600)	(641,521)
Japan Prime Realty Investment Corp.	(370)	(1,350,545)
Kirin Holdings Co. Ltd.	(7,200)	(91,534)
Kyushu Electric Power Co., Inc.	(225,800)	(2,402,235)
MEIJI Holdings Co. Ltd.	(4,800)	(395,282)
Mitsubishi Estate Co. Ltd.	(84,000)	(2,090,559)
Mitsubishi Gas Chemical Co., Inc.	(131,000)	(763,899)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(290,700)	(1,485,527)
Mitsui & Co. Ltd.	(58,500)	(867,409)
NEC Corp.	(8,000)	(27,492)
Nintendo Co. Ltd.	(32,600)	(3,456,630)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Japan—(concluded)
Nippon Electric Glass Co. Ltd.	(265,000)	(1,207,923)
Nomura Holdings, Inc.	(69,000)	(414,584)
NTT Urban Development Corp.	(76,400)	(844,090)
Ono Pharmaceutical Co. Ltd.	(9,000)	(892,588)
Rakuten, Inc.	(185,800)	(2,057,736)
Sankyo Co. Ltd.	(28,100)	(1,008,173)
SBI Holdings, Inc.	(130,600)	(1,449,884)
Sega Sammy Holdings, Inc.	(100)	(1,547)
Seiko Epson Corp.	(7,900)	(357,988)
Shikoku Electric Power Co., Inc.	(70,400)	(942,009)
Softbank Corp.	(24,400)	(1,724,563)
Sony Corp.	(28,100)	(518,346)
Sumitomo Chemical Co. Ltd.	(11,000)	(37,018)
Sumitomo Mitsui Financial Group, Inc.	(29,500)	(1,155,444)
Sumitomo Realty & Development Co. Ltd.	(15,000)	(546,784)
Suzuken Co. Ltd.	(39,200)	(1,030,908)
Taiyo Nippon Sanso Corp.	(105,000)	(925,440)
Takeda Pharmaceutical Co. Ltd.	(81,600)	(3,490,293)
Terumo Corp.	(29,200)	(710,211)
The Chugoku Electric Power Co., Inc.	(98,000)	(1,268,569)
The Hachijuni Bank Ltd.	(14,000)	(84,006)
The Iyo Bank Ltd.	(27,400)	(286,624)
The Kansai Electric Power Co., Inc.	(158,100)	(1,533,496)
Tobu Railway Co. Ltd.	(270,000)	(1,343,690)
Tohoku Electric Power Co., Inc.	(69,000)	(843,419)
Tokyu Fudosan Holdings Corp.	(6,200)	(42,778)
TonenGeneral Sekiyu KK	(186,000)	(1,611,200)
Toyota Industries Corp.	(7,200)	(333,959)

Total Japan common stocks		(55,652,309)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Jersey—(0.07)%
Randgold Resources Ltd.	(11,681)	(687,275)

Luxembourg—(0.19)%
Subsea 7 SA	(187,288)	(2,017,283)

Mauritius—(0.09)%
Golden Agri-Resources Ltd.	(2,456,000)	(994,100)

Netherlands—(0.67)%
Akzo Nobel N.V.	(284)	(18,866)
ASML Holding N.V.	(52,501)	(5,227,145)
CNH Industrial N.V.	(206,752)	(1,684,093)
Koninklijke KPN N.V.	(22,067)	(72,369)
Koninklijke Vopak N.V.	(806)	(40,361)

Total Netherlands common stocks		(7,042,834)

Norway—(0.12)%
Statoil ASA	(55,506)	(1,259,078)

Singapore—(0.50)%
Ascendas Real Estate Investment Trust	(545,000)	(946,018)
CapitaLand Ltd.	(586,000)	(1,445,956)
City Developments Ltd.	(162,000)	(1,191,640)
ComfortDelGro Corp. Ltd.	(44,000)	(90,418)
Jardine Cycle & Carriage Ltd.	(30,000)	(931,735)
Singapore Airlines Ltd.	(71,000)	(547,132)
Singapore Technologies Engineering Ltd.	(41,000)	(119,678)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Singapore—(concluded)
United Overseas Bank Ltd.	(1,000)	(17,903)

Total Singapore common stocks		(5,290,480)

Spain—(0.04)%
Inditex SA	(16,045)	(450,694)

Sweden—(0.69)%
Industrivarden AB, C Shares	(12,418)	(217,109)
Investment AB Kinnevik, B Shares	(50,175)	(1,589,341)
Lundin Petroleum AB	(88,563)	(1,255,736)
Svenska Cellulosa AB SCA, Class B	(149,850)	(3,350,451)
Tele2 AB, B Shares	(71,204)	(903,532)

Total Sweden common stocks		(7,316,169)

Switzerland—(0.13)%
Partners Group Holding AG	(4,927)	(1,309,650)
Sulzer AG	(932)	(105,972)

Total Switzerland common stocks		(1,415,622)

United Kingdom—(0.78)%
Aggreko PLC	(13,588)	(330,833)
Anglo American PLC	(30,167)	(635,319)
ASOS PLC	(19,857)	(843,685)
Associated British Foods PLC	(649)	(28,592)
BG Group PLC	(65,476)	(1,089,317)
Dixons Carphone PLC	(56,130)	(354,855)
Fresnillo PLC	(67,754)	(755,993)
Inmarsat PLC	(5,836)	(63,951)
Reed Elsevier PLC	(138,869)	(2,281,468)
SABMiller PLC	(1,338)	(75,449)
Sports Direct International PLC	(81,506)	(840,332)
Tate & Lyle PLC	(95,624)	(926,997)

Total United Kingdom common stocks		(8,226,791)

Total investments sold short (proceeds—$132,069,788)		(126,726,937)
Liabilities in excess of other assets—(1.04)%		(10,969,587)

Net assets—100.00%		1,056,290,912

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$91,517,616
Gross unrealized depreciation	(62,980,486)

Net unrealized appreciation	$28,537,130

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation($)
SSC	AUD	8,586,000	USD	7,569,503	01/30/15	60,138

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,165,943,957	—	39	1,165,943,996
Preferred stocks	2,155,639	—	—	2,155,639
Right	262,538	—	—	262,538
Repurchase agreement	—	6,136,000	—	6,136,000
Investment of cash collateral from securities loaned	—	19,489,263	—	19,489,263
Forward foreign currency contracts	—	60,138	—	60,138

Total	1,168,362,134	25,685,401	39	1,194,047,574

Liabilities
Investments sold short	(126,726,937)	—	—	(126,726,937)

At October 31, 2014, there were no transfers between Level 1 and Level 2. At July 31, 2014, $1,102,127,389 of foreign investments and $(132,265,689) of foreign investments sold short were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

The following is a rollforward of the Portfolio’s investments that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

Common stocks ($)
Beginning balance	41
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(2)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	39

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2014, was $2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2014.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Illiquid investment as of October 31, 2014.
4	Security is traded on the London Exchange.
5	Security is traded on the Amsterdam Exchange.
6	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	24,717,606	121,016,847	126,245,190	19,489,263	772

7	Includes $50,622,297 of investments on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $1,718,379 and cash collateral of $51,769,015 of which $32,279,753 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders July 31, 2014.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks
Airlines	0.30%
Auto components	1.73
Automobiles	3.44
Banks	15.38
Beverages	1.91
Capital markets	0.11
Chemicals	1.00
Construction & engineering	1.96
Construction materials	0.91
Consumer finance	0.56
Diversified consumer services	0.31
Diversified financial services	1.48
Diversified telecommunication services	0.53
Electric utilities	1.51
Electrical equipment	0.53
Electronic equipment, instruments & components	1.81
Food & staples retailing	1.14
Food products	3.57
Gas utilities	0.85
Health care equipment & supplies	0.45
Health care providers & services	1.32
Hotels, restaurants & leisure	1.47
Household durables	0.70
Household products	0.25
Independent power and renewable electricity producers	1.41
Industrial conglomerates	2.20
Insurance	2.46
Internet & catalog retail	0.44
Internet software & services	2.81
IT services	2.31
Machinery	0.70
Media	0.73
Metals & mining	2.62
Multi-utilities	0.62

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification—(unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks—(concluded)
Multiline retail	0.49
Oil, gas & consumable fuels	6.80
Paper & forest products	0.50
Personal products	0.71
Pharmaceuticals	1.67
Real estate investment trusts	1.23
Real estate management & development	2.62
Road & rail	0.28
Semiconductors & semiconductor equipment	6.37
Specialty retail	1.29
Technology hardware, storage & peripherals	1.82
Textiles, apparel & luxury goods	0.25
Thrifts & mortgage finance	1.00
Tobacco	0.28
Trading companies & distributors	0.30
Transportation infrastructure	2.54
Wireless telecommunication services	6.46

Total common stocks	94.13

Preferred stocks
Automobiles	0.20
Banks	0.49
Chemicals	0.33
Food & staples retailing	0.24
Media	0.01
Metals & mining	0.74
Oil, gas & consumable fuels	0.33
Paper & forest products	0.39

Total preferred stocks	2.73

Investment company	0.86

Repurchase agreement	2.26

Investment of cash collateral from securities loaned	8.63

Liabilities in excess of other assets	(8.61)

Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—94.13%
Bermuda—2.16%
Brilliance China Automotive Holdings Ltd.	952,000	1,644,945
China Gas Holdings Ltd.	664,000	1,188,413
Credicorp Ltd.	17,768	2,860,648
GOME Electrical Appliances Holding Ltd.[1]	13,253,000	2,084,893
Huabao International Holdings Ltd.[1]	1,986,000	1,418,727
Sihuan Pharmaceutical Holdings Group Ltd.	1,410,000	1,125,433

Total Bermuda common stocks		10,323,059

Brazil—5.79%
AMBEV SA, ADR	565,434	3,777,099
Banco do Brasil SA	183,500	2,053,535
BB Seguridade Participacoes SA	192,500	2,568,324
BR Malls Participacoes SA	93,050	747,284
CETIP SA—Mercados Organizados	41,700	528,423
Cielo SA	147,284	2,418,575
Companhia de Concessoes Rodoviarias (CCR)	428,700	3,192,024
CPFL Energia SA	163,800	1,229,541
Cyrela Brazil Realty SA Empreendimentos e Participacoes	211,600	1,052,065
EcoRodovias Infraestrutura e Logistica SA	210,500	941,257
Hypermarcas SA*	211,400	1,476,788
JBS SA	519,600	2,317,115
Kroton Educacional SA	209,800	1,495,245
Porto Seguro SA	121,100	1,451,499
Transmissora Alianca de Energia Eletrica SA	160,500	1,191,816
Vale SA, ADR[1]	46,200	466,158
Weg SA	59,380	700,463

Total Brazil common stocks		27,607,211

Cayman Islands—6.47%
Alibaba Group Holding Ltd., ADR*	21,082	2,078,685
Baidu, Inc., ADR*	15,664	3,740,093
Belle International Holdings Ltd.[1]	2,163,976	2,754,098
Chaoda Modern Agriculture Holdings Ltd.*,1,2,3	1,038,000	1,338
China Huishan Dairy Holdings Co. Ltd.[1]	5,100,000	1,144,272

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
China Resources Cement Holdings Ltd.	2,372,000	1,611,889
ENN Energy Holdings Ltd.	170,000	1,102,622
Evergrande Real Estate Group Ltd.[1]	3,693,000	1,419,075
Golden Eagle Retail Group Ltd.[1]	1,098,000	1,345,042
Hengan International Group Co. Ltd.	180,500	1,902,720
Mindray Medical International Ltd., ADR[1]	73,500	2,141,790
NetEase, Inc., ADR	9,732	921,815
Sands China Ltd.	199,200	1,240,641
Shimao Property Holdings Ltd.	697,500	1,500,203
Tencent Holdings Ltd.	364,900	5,815,702
Vipshop Holdings Ltd., ADR*	9,190	2,107,175

Total Cayman Islands common stocks		30,827,160

Chile—1.03%
Banco Santander Chile, ADR	73,341	1,554,096
Cia Cervecerias Unidas SA	83,640	875,994
Enersis SA, ADR	156,300	2,467,977

Total Chile common stocks		4,898,067

China—7.16%
Agricultural Bank of China, Class H	3,460,000	1,606,158
Angang Steel Co. Ltd., Class H1	2,320,000	1,708,181
Bank of China Ltd., Class H	7,698,000	3,682,660
China Bluechemical Ltd., Class H	1,658,000	587,932
China CITIC Bank, Class H	2,712,000	1,766,001
China CNR Corp. Ltd.*,2,4	2,034,500	2,009,538
China Construction Bank Corp., Class H	2,763,000	2,059,295
China Railway Construction Corp. Ltd., Class H1	1,651,000	1,732,931
China Railway Group Ltd., Class H	3,140,000	1,935,385
China Shenhua Energy Co. Ltd., Class H	641,500	1,807,415
China Vanke Co. Ltd.*,1	609,300	1,136,081
Chongqing Rural Commercial Bank, Class H1	3,452,000	1,660,311
Dongfeng Motor Group Co. Ltd., Class H	792,000	1,223,466
Huaneng Power International, Inc., Class H	1,622,000	1,991,121

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Industrial & Commercial Bank of China Ltd., Class H	6,151,000	4,068,861
Jiangsu Expressway Co. Ltd., Class H	1,606,000	1,793,384
Ping An Insurance (Group) Co. of China Ltd., Class H	146,500	1,196,724
Sinopharm Group Co., Class H	399,600	1,561,269
Weichai Power Co. Ltd., Class H1	162,000	621,458

Total China common stocks		34,148,171

Colombia—0.13%
Bancolombia SA, ADR[1]	10,800	610,956

Egypt—0.34%
Commercial International Bank Egypt SAE, GDR	237,612	1,615,762

Hong Kong—4.40%
Beijing Enterprises Holdings Ltd.	212,000	1,730,411
China Mobile Ltd.	641,500	7,982,405
China Power International Development Ltd.[1]	3,734,000	1,685,203
China Resources Power Holdings Co. Ltd.	1,052,000	3,058,948
CITIC Ltd.	992,000	1,737,086
CNOOC Ltd.	678,000	1,064,846
Lenovo Group Ltd.[1]	1,416,000	2,085,159
Tianjin Development Hldgs Ltd.	1,904,000	1,652,311

Total Hong Kong common stocks		20,996,369

India—10.97%
Adani Ports & Special Economic Zone Ltd.	271,330	1,262,303
Amtek Auto Ltd.	309,215	831,204
Axis Bank Ltd.	309,140	2,212,315
Cairn India Ltd.	387,621	1,800,165
Canara Bank	199,871	1,309,415
HCL Technologies Ltd.	52,456	1,374,108
HDFC Bank Ltd.	178,406	2,649,503
Hero Honda Motors Ltd.	19,646	980,460
Hindustan Petroleum Corp. Ltd.	189,636	1,638,159
Housing Development Finance Corp.	264,050	4,755,910

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
ICICI Bank Ltd., ADR	52,069	2,934,609
Infosys Ltd.	21,617	1,426,317
Infosys Ltd., ADR[1]	21,500	1,437,490
IRB Infrastructure Developers Ltd.	358,296	1,471,406
ITC Ltd.	229,761	1,329,171
Larsen & Toubro Ltd.	89,320	2,408,221
Lupin Ltd.	69,827	1,556,949
Mahindra & Mahindra Ltd.	26,644	566,814
Maruti Suzuki India Ltd.	46,456	2,525,005
NMDC Ltd.	421,857	1,174,192
Reliance Industries Ltd., GDR[4]	83,414	2,702,614
Rural Electrification Corp. Ltd.	140,664	691,865
Sun Pharmaceutical Industries Ltd.	140,391	1,933,006
Tata Consultancy Services Ltd.	64,137	2,724,099
Tata Motors Ltd.	285,657	2,492,985
Tata Motors Ltd., ADR[1]	55,557	2,616,735
Ultratech Cement Ltd.	25,499	1,058,354
Wipro Ltd., ADR[1]	135,719	1,655,772
Zee Entertainment Enterprises Ltd.	140,442	787,413

Total India common stocks		52,306,559

Indonesia—3.53%
PT Adaro Energy Tbk	16,727,100	1,570,977
PT Astra International Tbk	2,217,500	1,243,158
PT Bank Mandiri (Persero) Tbk	2,320,200	1,987,097
PT Bank Negara Indonesia (Persero) Tbk	4,914,300	2,419,536
PT Bank Rakyat Indonesia (Persero) Tbk	4,495,500	4,119,790
PT Indofood Sukses Makmur Tbk	3,044,600	1,719,437
PT Kalbe Farma Tbk	4,774,900	673,662
PT Perusahaan Gas Negara	3,602,100	1,773,479
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	8,085,400	1,301,291

Total Indonesia common stocks		16,808,427

Kazakhstan—0.20%
KazMunaiGas Exploration Production, GDR[5]	31,423	501,197

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Kazakhstan—(concluded)
KazMunaiGas Exploration Production, GDR[6]	28,996	462,486

Total Kazakhstan common stocks		963,683

Malaysia—3.15%
AMMB Holdings Berhad	875,700	1,805,046
DiGi.Com Berhad	1,126,500	2,119,947
Genting Malaysia Berhad	1,134,800	1,483,511
Hong Leong Bank Berhad	402,500	1,789,025
IJM Corp. Berhad	848,100	1,784,252
Malayan Banking Berhad	724,737	2,137,250
Tenaga Nasional Berhad	569,200	2,311,929
YTL Corp. Berhad	3,122,600	1,575,896

Total Malaysia common stocks		15,006,856

Mexico—5.91%
Alfa SAB de C.V., Class A	337,700	1,078,082
America Movil SA de C.V., Series L1	3,458,200	4,229,578
Arca Continental SAB de C.V.	365,100	2,350,630
Cemex SAB de C.V.*,1	1,350,900	1,665,270
Compartamos SAB de C.V.[1]	1,194,200	2,660,429
Fibra Uno Administracion SA de C.V.	1,684,200	5,845,689
Grupo Aeroportuario del Pacifico SA de C.V., ADR	15,400	1,049,510
Grupo Aeroportuario del Pacifico SAB de C.V.	275,800	1,883,622
Grupo Comercial Chedraui SA de C.V.	476,600	1,652,815
Grupo Financiero Banorte SAB de C.V., Series O1	90,050	577,096
Grupo Financiero Inbursa SAB de C.V., Class O	420,100	1,267,514
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	161,400	2,146,620
Kimberly-Clark de Mexico SA de C.V., Series A	503,100	1,170,864
Wal-Mart de Mexico SAB de C.V., Series V1	258,300	599,032

Total Mexico common stocks		28,176,751

Philippines—1.66%
BDO Unibank, Inc.	851,690	1,859,958
Philippine Long Distance Telephone Co., ADR	44,150	3,096,240

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Philippines—(concluded)
Universal Robina Corp.	712,070	2,951,421

Total Philippines common stocks		7,907,619

Poland—0.28%
PKP Cargo SA	55,662	1,315,515

Qatar—0.55%
Qatar Electricity & Water Co.	27,415	1,371,672
Qatar National Bank	21,093	1,241,293

Total Qatar common stocks		2,612,965

Romania—0.15%
Societatea Nationala de Gaze Naturale ROMGAZ SA	73,520	693,294

Russia—3.01%
Gazprom, ADR[1,6]	690,783	4,557,786
Gazprom, ADR[5]	202,847	1,344,470
LUKOIL, ADR[1,6]	27,722	1,359,764
LUKOIL, ADR[5]	4,202	206,318
Magnit OJSC, GDR[4]	20,184	1,117,701
MMC Norilsk Nickel OJSC	10,139	1,886,583
MMC Norilsk Nickel OJSC, ADR	1,393	25,924
Sberbank, ADR[6]	272,147	2,043,824
Sberbank, ADR[5]	12,655	96,052
Tatneft, ADR[6]	20,912	745,095
Tatneft, ADR[5]	26,588	947,330

Total Russia common stocks		14,330,847

South Africa—7.78%
Aspen Pharmacare Holdings Ltd.*	75,436	2,690,862
Barloworld Ltd.	163,128	1,416,421
Clicks Group Ltd.[1]	106,360	724,190

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Discovery Ltd.	88,389	804,013
FirstRand Ltd.	608,749	2,605,041
Gold Fields Ltd.	418,878	1,382,367
Liberty Holdings Ltd.	133,721	1,547,465
Mediclinic International Ltd.	270,314	2,414,010
MTN Group Ltd.	289,738	6,409,581
Naspers Ltd., N Shares	21,831	2,716,843
Netcare Ltd.	771,548	2,332,884
Sappi Ltd.*,1	428,894	1,694,228
Sasol Ltd.	60,779	3,026,290
The Bidvest Group Ltd.	112,499	3,094,252
Tiger Brands Ltd.	64,890	1,950,921
Truworths International Ltd.[1]	189,833	1,299,430
Woolworths Holdings Ltd/South Africa	139,702	992,882

Total South Africa common stocks		37,101,680

South Korea—9.81%
Coway Co. Ltd.	9,702	740,770
Dongbu Insurance Co. Ltd.	30,991	1,736,978
E-Mart Co. Ltd.	7,126	1,320,210
Hankook Tire Co. Ltd.	29,293	1,507,504
Hanwha Corp.	50,245	1,288,177
Hyundai Hysco Co. Ltd.[1]	16,936	1,102,941
Hyundai Mobis	15,875	3,713,520
Hyundai Motor Co.	15,869	2,524,239
Industrial Bank of Korea	134,551	1,970,304
Kangwon Land, Inc.	32,778	1,073,452
LG Display Co. Ltd.*	59,412	1,742,785
LG Electronics, Inc.	25,266	1,543,767
LS Corp.	22,459	1,258,778
NAVER Corp.	1,192	840,968
Nexen Tire Corp.[1]	80,520	986,977
Samsung Electronics Co. Ltd.	10,282	11,968,232
Samsung Fire & Marine Insurance Co. Ltd.	8,992	2,418,946
Shinhan Financial Group Co. Ltd.	46,237	2,176,154

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
SK Holdings Co. Ltd	7,660	1,196,953
SK Hynix, Inc.*	59,420	2,638,158
SK Telecom Co. Ltd.	7,267	1,815,509
SL Corp.	65,391	1,205,358

Total South Korea common stocks		46,770,680

Taiwan—8.76%
Advanced Semiconductor Engineering, Inc.	1,701,000	2,032,823
Asustek Computer, Inc.	130,000	1,324,939
AU Optronics Corp.	3,862,000	1,828,376
Catcher Technology Co. Ltd.	284,000	2,390,281
Cheng Uei Precision Industry Co. Ltd.	723,000	1,205,139
Chicony Electronics Co. Ltd.	587,000	1,684,780
Fubon Financial Holding Co. Ltd.	1,159,000	1,958,562
HON HAI Precision Industry Co. Ltd.	1,218,560	3,845,997
King Yuan Electronics Co. Ltd.	1,541,000	1,215,919
MediaTek, Inc.	41,000	583,663
POU Chen Corp.	1,066,000	1,172,314
Quanta Computer, Inc.	479,000	1,203,150
Ruentex Development Co. Ltd.	870,000	1,295,711
Taishin Financial Holding Co. Ltd.	3,523,000	1,679,467
Taiwan Mobile Co. Ltd.	946,000	3,069,722
Taiwan Semiconductor Manufacturing Co. Ltd.	1,778,156	7,629,062
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	115,365	2,540,337
Teco Electric and Machinery Co. Ltd.	1,130,000	1,255,700
Uni-President Enterprises Corp.	1,212,718	2,081,235
United Microelectronics Corp.	3,989,000	1,757,355

Total Taiwan common stocks		41,754,532

Thailand—3.86%
Advanced Info Service PCL	58,000	425,606
Airports of Thailand PCL	162,500	1,207,399
Hemaraj Land and Development PCL	11,225,900	1,647,522
Kasikornbank Public Co. Ltd.	618,000	4,477,986

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Thailand—(concluded)
PTT Exploration & Production PCL	301,400	1,355,699
PTT Global Chemical PCL	783,200	1,490,894
PTT Public Co. Ltd.[2]	286,500	3,237,089
Quality Houses PCL	14,031,900	1,852,538
Thai Beverage PCL	1,204,000	716,946
The Siam Commercial Bank PCL	368,400	2,007,707

Total Thailand common stocks		18,419,386

Turkey—3.85%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	1,257,754	2,620,026
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	1,902,810	2,123,127
Tofas Turk Otomobil Fabrikasi A.S.	93,116	584,423
Tupras-Turkiye Petrol Rafinerileri A.S.	155,778	3,381,679
Turk Hava Yollari Anonim Ortakligi (THY)*	440,542	1,444,920
Turk Telekomunikasyon A.S.	877,029	2,521,412
Turkcell Iletisim Hizmetleri A.S. (Turkcell)*	285,769	1,658,570
Turkiye Garanti Bankasi A.S.	672,988	2,628,185
Turkiye Vakiflar Bankasi T.A.O., Class D	648,728	1,395,145

Total Turkey common stocks		18,357,487

United Arab Emirates—1.33%
DP World Ltd.	39,995	766,304
Dubai Islamic Bank PJSC	286,651	590,003
Emaar Malls Group PJSC*	926,573	809,774
Emaar Properties PJSC	770,720	2,098,339
First Gulf Bank PJSC	423,215	2,091,302

Total United Arab Emirates common stocks		6,355,722

United Kingdom—1.18%
Mondi PLC	40,785	688,036
SABMiller PLC	24,950	1,405,013
Unilever PLC	88,030	3,540,256

Total United Kingdom common stocks		5,633,305

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—0.67%
Yum! Brands, Inc.	44,750	3,214,392

Total common stocks (cost—$429,178,856)		448,756,455

Preferred stocks—2.73%
Brazil—2.52%
Braskem SA	213,600	1,562,843
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR[1]	27,400	1,145,320
Itau Unibanco Holding SA	158,032	2,343,789
Petroleo Brasileiro SA, ADR	251,500	1,550,878
Suzano Papel e Celulose SA	442,200	1,866,666
Vale SA, ADR[1]	401,635	3,518,323

Total Brazil preferred stocks		11,987,819

India—0.01%
Zee Entertainment Enterprises Ltd.	3,000,690	41,540

South Korea—0.20%
Hyundai Motor Co.	7,956	952,877

Total preferred stocks (cost—$16,465,281)		12,982,236

Investment company—0.86%
United States—0.86%
iShares MSCI Emerging Markets Index Fund[1] (cost—$3,762,973)	97,173	4,095,842

	Face amount($)
Repurchase agreement—2.26%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $6,973,290 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $4,620,601 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$10,995,733); proceeds: $10,780,000 (cost—$10,780,000)	10,780,000	10,780,000

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—8.63%
Money market fund—8.63%
UBS Private Money Market Fund LLC[7] (cost—$41,153,031)	41,153,031	41,153,031

Total investments (cost—$501,340,141)[8]—108.61%		517,767,564
Liabilities in excess of other assets—(8.61)%		(41,027,799)

Net assets—100.00%		476,739,765

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$43,247,373
Gross unrealized depreciation	(26,819,950)

Net unrealized appreciation	$16,427,423

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2014 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	435,367,190	13,387,927	1,338	448,756,455
Preferred stocks	12,982,236	—	—	12,982,236
Investment company	4,095,842	—	—	4,095,842
Repurchase agreement	—	10,780,000	—	10,780,000
Investment of cash collateral from securities loaned	—	41,153,031	—	41,153,031

Total	452,445,268	65,320,958	1,338	517,767,564

At October 31, 2014, there were no transfers between Level 1 and Level 2. At July 31, 2014, $336,369,253 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings.

The following is a rollforward of the Portfolio’s investment that were fair valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

Common stocks ($)
Beginning balance	1,339
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(1)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	1,338

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2014, was $(1).

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2014.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investment as of October 31, 2014.
4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.22% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Security is traded on the Turquoise Exchange.
6	Security is traded on the over-the-counter (“OTC”) market.
7	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	32,623,715	58,590,637	50,061,321	41,153,031	852

8	Includes $41,153,031 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $38,946,692, and non-cash collateral of 558,712.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks
Commercial services & supplies	0.89%
Health care providers & services	1.37
Hotels, restaurants & leisure	0.25
Household durables	0.70
Media	1.72
Real estate investment trusts	72.24
Real estate management & development	21.59

Total common stocks	98.76

Warrants	0.04

Repurchase agreement	0.89

Investment of cash collateral from securities loaned	1.20

Liabilities in excess of other assets	(0.89)

Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—98.76%
Australia—8.19%
Dexus Property Group	1,704,577	1,815,033
Federation Centres	256,300	613,480
Goodman Group	468,846	2,285,717
Investa Office Fund	115,750	362,621
Mirvac Group	624,021	985,703
Scentre Group*	775,586	2,416,105
Stockland	250,600	935,038
Westfield Corp.	436,136	3,039,693

Total Australia common stocks		12,453,390

Austria—0.67%
Conwert Immobilien Invest SE*,1	91,489	1,013,387

Bermuda—1.91%
Hongkong Land Holdings Ltd.	416,800	2,905,096

Canada—0.58%
Boardwalk Real Estate Investment Trust	7,000	443,459
Canadian Real Estate Investment Trust	6,600	289,813
Cominar Real Estate Investment Trust[2,3]	5,731	97,021
RioCan Real Estate Investment Trust[2,3]	2,200	51,825

Total Canada common stocks		882,118

France—4.06%
ICADE	3,036	241,552
Klepierre	19,312	834,929
Mercialys SA	12,210	269,679
Unibail Rodamco	18,826	4,823,344

Total France common stocks		6,169,504

Germany—2.99%
Alstria Office REIT-AG*	113,800	1,410,968
Deutsche Annington Immobilien SE	45,800	1,324,086
DIC Asset AG	88,790	747,271
LEG Immobilien AG*	15,511	1,070,040

Total Germany common stocks		4,552,365

Hong Kong—4.85%
Hang Lung Properties Ltd.	343,300	1,071,270
New World Development Co. Ltd.	459,000	576,476
Sun Hung Kai Properties Ltd.	223,330	3,329,007

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Swire Properties Ltd.	186,800	598,568
The Link REIT	47,800	280,754
Wharf (Holdings) Ltd.	206,500	1,525,754

Total Hong Kong common stocks		7,381,829

Japan—10.78%
GLP J-Reit[1]	293	327,628
Japan Hotel REIT Investment Corp.	271	165,749
Japan Real Estate Investment Corp.	150	811,930
Japan Retail Fund Investment Corp.	470	936,025
Kenedix Realty Investment Corp.[1]	59	310,955
Mitsubishi Estate Co. Ltd.	237,489	5,910,532
Mitsui Fudosan Co. Ltd.	141,900	4,431,019
Nippon Prologis REIT, Inc.[1]	193	444,506
NTT Urban Development Corp.	27,000	298,304
Orix JREIT, Inc.	215	283,285
Sekisui House Ltd.	88,500	1,073,109
Sumitomo Realty & Development Co. Ltd.	20,900	761,852
Tokyo Tatemono Co. Ltd.	17,300	145,546
United Urban Investment Corp.	319	497,279

Total Japan common stocks		16,397,719

Jersey—0.94%
Atrium European Real Estate Ltd.*	271,600	1,422,346

Luxembourg—0.44%
GAGFAH SA*	36,118	674,393

Netherlands—0.56%
Corio N.V.	4,384	213,215
Eurocommercial Properties N.V.	6,161	281,032
Nieuwe Steen Investments N.V.	70,920	352,294

Total Netherlands common stocks		846,541

New Zealand—0.44%
Precinct Properties New Zealand Ltd.	787,900	675,585

Singapore—3.08%
CapitaCommercial Trust	442,000	574,562
CapitaLand Ltd.	293,000	722,978
Global Logistic Properties Ltd.	416,000	890,480

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Keppel Land Ltd.	517,400	1,345,152
Suntec Real Estate Investment Trust	832,400	1,156,561

Total Singapore common stocks		4,689,733

Sweden—0.46%
Castellum AB	24,936	382,272
Fabege AB	5,100	65,372
Hufvudstaden AB, Class A	19,677	254,885

Total Sweden common stocks		702,529

Switzerland—0.23%
PSP Swiss Property AG*	4,002	343,153

United Kingdom—5.81%
British Land Co. PLC	101,852	1,186,965
Derwent London PLC	16,226	771,175
Great Portland Estates PLC	71,006	779,784
Hammerson PLC	269,685	2,644,575
Land Securities Group PLC	174,967	3,098,436
Safestore Holdings PLC	62,710	208,660
Unite Group PLC	21,075	143,957

Total United Kingdom common stocks		8,833,552

United States—52.77%
American Realty Capital Properties, Inc.	80,300	712,261
AvalonBay Communities, Inc.	28,700	4,472,608
BioMed Realty Trust, Inc.	29,800	647,256
Boston Properties, Inc.	9,480	1,201,590
Brandywine Realty Trust	78,200	1,206,626
Brixmor Property Group, Inc.	45,600	1,110,816
Brookdale Senior Living, Inc.*	61,700	2,079,907
Camden Property Trust	22,400	1,717,408
CBL & Associates Properties, Inc.	119,188	2,280,066
CBS Outdoor Americas, Inc.	85,800	2,610,894
Cousins Properties, Inc.	34,240	445,462
DCT Industrial Trust, Inc.	147,700	1,265,789
DDR Corp.	63,100	1,144,634
Douglas Emmett, Inc.	97,700	2,748,301
Duke Realty Corp.	50,600	959,376
DuPont Fabros Technology, Inc.	59,100	1,830,327
Equity Residential	38,200	2,657,192

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Essex Property Trust, Inc.	7,235	1,459,734
General Growth Properties, Inc.	61,396	1,590,770
HCP, Inc.	34,500	1,516,965
Health Care REIT, Inc.	35,100	2,495,961
Healthcare Realty Trust, Inc.	21,100	558,517
Healthcare Trust of America, Inc., Class A	35,900	460,956
Highwoods Properties, Inc.	44,900	1,924,863
Hilton Worldwide Holdings, Inc.*	15,400	388,696
Host Hotels & Resorts, Inc.	163,483	3,810,789
Iron Mountain, Inc.	37,400	1,349,018
Kilroy Realty Corp.	19,200	1,300,608
Kimco Realty Corp.	32,370	807,631
Lexington Realty Trust[1]	40,900	448,264
Liberty Property Trust	53,130	1,847,330
Mid-America Apartment Communities, Inc.	32,400	2,289,384
Pebblebrook Hotel Trust	9,300	396,180
Post Properties, Inc.	11,300	632,122
ProLogis, Inc.	51,161	2,130,856
Public Storage, Inc.	5,100	940,134
Ramco-Gershenson Properties Trust	18,100	316,388
Simon Property Group, Inc.	38,292	6,862,309
SL Green Realty Corp.	39,400	4,558,580
Spirit Realty Capital, Inc.	65,700	781,830
Strategic Hotels & Resorts, Inc.*	25,700	330,245
Sun Communities, Inc.	8,500	492,745
Sunstone Hotel Investors, Inc.	26,100	399,591
Tanger Factory Outlet Centers, Inc.	6,500	232,505
Taubman Centers, Inc.	6,920	526,266
The Macerich Co.	12,626	890,133
UDR, Inc.	44,500	1,345,235
Ventas, Inc.	40,600	2,781,506
Vornado Realty Trust	38,591	4,224,943

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Washington Prime Group, Inc.[1]	62,020	1,093,413

Total United States common stocks		80,274,980

Total common stocks (cost—$131,561,645)		150,218,220

	Number of warrants
Warrants*—0.04%
Hong Kong—0.04%
Sun Hung Kai Properties Ltd., strike price $98.60, expires 04/22/16 (cost—$0)	28,310	61,474

	Face amount ($)
Repurchase agreement—0.89%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $877,807 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $581,647 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$1,384,157); proceeds: $1,357,000 (cost—$1,357,000)	1,357,000	1,357,000

	Number of shares
Investment of cash collateral from securities loaned—1.20%
Money market fund—1.20%
UBS Private Money Market Fund LLC[4] (cost—$1,829,628)	1,829,628	1,829,628

Total investments (cost—$134,748,273)[5]—100.89%		153,466,322
Liabilities in excess of other assets—(0.89)%		(1,358,458)

Net assets—100.00%		152,107,864

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,849,484
Gross unrealized depreciation	(1,131,435)

Net unrealized appreciation	$18,718,049

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	150,069,374	148,846	—	150,218,220
Warrants	61,474	—	—	61,474
Repurchase agreement	—	1,357,000	—	1,357,000
Investment of cash collateral from securities loaned	—	1,829,628	—	1,829,628

Total	150,130,848	3,335,474	—	153,466,322

At October 31, 2014, there were no transfers between Level 1 and Level 2. At July 31, 2014, $61,734,168 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2014.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.10% of net assets as of October 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2014. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/14($)	Purchases during the three months ended 10/31/14($)	Sales during the three months ended 10/31/14($)	Value at 10/31/14($)	Net income earned from affiliate for the three months ended 10/31/14($)
UBS Private Money Market Fund LLC	3,424,337	5,606,531	7,201,240	1,829,628	56

5	Includes $1,721,560 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,829,628.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks
Aerospace & defense	0.93%
Airlines	0.53
Auto components	0.59
Banks	1.50
Beverages	0.15
Biotechnology	0.56
Building products	0.23
Capital markets	0.41
Chemicals	0.38
Commercial services & supplies	0.24
Communications equipment	0.19
Construction & engineering	0.12
Construction materials	0.27
Consumer finance	0.93
Containers & packaging	0.07
Diversified financial services	0.30
Diversified telecommunication services	0.30
Electric utilities	1.57
Electrical equipment	0.31
Electronic equipment, instruments & components	0.30
Energy equipment & services	0.84
Food & staples retailing	0.76
Food products	0.20
Health care equipment & supplies	0.09
Health care providers & services	0.17
Hotels, restaurants & leisure	0.58
Independent power and renewable electricity producers	0.10
Industrial conglomerates	0.11
Insurance	0.47
Internet software & services	0.80
IT services	0.42
Leisure products	0.17
Life sciences tools & services	0.18
Machinery	0.27
Media	0.88
Metals & mining	1.43
Multi-utilities	0.02
Multiline retail	0.56
Oil, gas & consumable fuels	2.17

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Common stocks—(concluded)
Personal products	0.14
Pharmaceuticals	0.63
Professional services	0.37
Real estate investment trusts	2.16
Real estate management & development	0.59
Road & rail	0.48
Semiconductors & semiconductor equipment	0.74
Software	1.44
Specialty retail	0.66
Technology hardware, storage & peripherals	2.04
Textiles, apparel & luxury goods	0.29
Trading companies & distributors	0.05
Wireless telecommunication services	0.91

Total common stocks	30.60

Investment companies	7.70

Corporate notes
Apparel	0.02
Auto manufacturers	0.11
Auto parts & equipment	0.01
Banking non-US	0.29
Building materials	0.01
Building societies	0.04
Chemicals	0.04
Commercial services	0.06
Diversified banking institution	0.31
Diversified financial services	0.02
Diversified operations	0.08
Electric-generation	0.03
Electric-integrated	0.19
Energy-alternate sources	0.02
Engineering & construction	0.06
Entertainment	0.01
Finance-auto loans	0.02
Finance-consumer loans	0.01
Food-retail	0.04
Gas-distribution	0.04
Insurance	0.25
Investment companies	0.02
Machinery-general	0.06
Media	0.04
Medical	0.03
Mining	0.06
Money center banks	0.02
Multimedia	0.01
Oil & gas	0.09

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2014

Corporate notes—(concluded)
Paper & forest products	0.02
Pharmaceuticals	0.02
REITS-diversified	0.04
REITS-shopping centers	0.04
Software	0.02
Telecommunications	0.21
Tobacco	0.04
Transportation	0.02

Total corporate notes	2.40

Non-US government obligations	4.59

Time deposits	13.41

Short-term US government obligations	31.49

Repurchase agreement	7.34

Options purchased
Call swaptions purchased	1.28
Put options & swaptions purchased	0.82

Total options purchased	2.10

Investments sold short
Common stocks
Automobiles	(0.16)
Banks	(0.14)
Biotechnology	(0.38)
Communications equipment	(0.02)
Diversified financial services	(0.18)
Electric utilities	(0.04)
Electrical equipment	(0.06)
Electronic equipment, instruments & components	(0.10)
Gas utilities	(0.05)
Health care equipment & supplies	(0.03)
Insurance	(0.13)
Internet & catalog retail	(0.21)
Internet software & services	(0.33)
Machinery	(0.04)
Metals & mining	(0.69)
Oil, gas & consumable fuels	(0.80)
Real estate management & development	(0.18)
Semiconductors & semiconductor equipment	(0.27)
Software	(0.35)
Specialty retail	(0.24)

Total investments sold short	(4.40)

Other assets in excess of liabilities	4.77

Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—30.60%
Australia—0.80%
Federation Centres Ltd.	574,695	1,375,590
Fortescue Metals Group Ltd.	59,100	182,028
Goodman Group	167,746	817,795
GPT Group	11,062	40,106
Mirvac Group	98,303	155,279
Santos Ltd.	69,816	792,551
Scentre Group*	19,779	61,616
Westfield Corp.	331,394	2,309,683

Total Australia common stocks		5,734,648

Belgium—0.12%
UCB SA	10,972	885,334

Bermuda—0.71%
Axis Capital Holdings Ltd.	15,154	729,514
Hongkong Land Holdings Ltd.	17,000	118,490
Lazard Ltd., Class A	22,911	1,127,450
Marvell Technology Group Ltd.[1]	141,703	1,904,488
PartnerRe Ltd.[1]	4,907	567,691
Yue Yuen Industrial Holdings Ltd.	193,500	648,730

Total Bermuda common stocks		5,096,363

Brazil—0.12%
Vale SA, ADR	85,300	860,677

Canada—1.84%
Africa Oil Corp.*	51,684	166,584
Alimentation Couche Tard, Inc., Class B	59,793	2,029,264
Bombardier, Inc., Class B	366,000	1,204,791
Element Financial Corp.*	61,799	718,306
First Capital Realty, Inc.	1,800	29,402
First Quantum Minerals Ltd.	11,400	171,953
H&R Real Estate Investment Trust	16,100	320,414
Industrial Alliance Insurance & Financial Services, Inc.	23,800	959,138
Magna International, Inc.	17,200	1,697,643
Open Text Corp.	34,400	1,900,004
RioCan Real Estate Investment Trust	25,100	591,283
Rogers Communications, Inc., Class B	72,200	2,714,907
Shaw Communications, Inc., Class B	200	5,136
Teck Resources Ltd., Class B	10,950	172,791

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Vermilion Energy, Inc.	8,500	482,374

Total Canada common stocks		13,163,990

Cayman Islands—0.58%
51job, Inc., ADR*	16,792	515,514
China Mengniu Dairy Co. Ltd.	252,000	1,112,938
China Metal Recycling Holdings Ltd.*,2,8	352,200	0
Herbalife Ltd.[1]	163	8,551
MGM China Holdings Ltd.	476,800	1,530,895
Sands China Ltd.	153,200	954,148

Total Cayman Islands common stocks		4,122,046

Denmark—0.22%
Danske Bank A/S	57,275	1,570,856
TDC A/S	1,831	13,968

Total Denmark common stocks		1,584,824

Finland—0.19%
Nokia Oyj	165,500	1,381,260

France—0.46%
BNP Paribas SA	20,543	1,290,777
Electricite de France SA	3,923	115,774
ICADE	592	47,101
Klepierre	4,248	183,657
Lagardere SCA	1,329	32,334
SCOR SE	10,542	322,870
Total SA	17,050	1,013,186
Unibail-Rodamco SE	987	252,876

Total France common stocks		3,258,575

Germany†—0.00%
Sky Deutschland AG*	986	8,316

Hong Kong—0.66%
Cheung Kong (Holdings) Ltd.	13,000	230,660
Henderson Land Development Co. Ltd.	10,000	67,504
HKT Trust and HKT Ltd.	118,000	143,788
PCCW Ltd.	175,000	111,249
Power Assets Holdings Ltd.	148,000	1,428,444
Sino Land Co. Ltd.	22,000	36,368

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sun Hung Kai Properties Ltd.	18,000	268,312
Swire Pacific Ltd., Class A	76,000	996,654
The Link REIT	220,500	1,295,110
Wheelock & Co. Ltd.	31,000	149,301

Total Hong Kong common stocks		4,727,390

Ireland—0.57%
Mallinckrodt PLC*,1	20,057	1,848,854
Ryanair Holdings PLC, ADR*	21,300	1,183,002
Seagate Technology PLC	15,901	999,060

Total Ireland common stocks		4,030,916

Italy—0.08%
Eni SpA	26,060	555,171

Japan—3.48%
Asahi Kasei Corp.	11,000	88,323
Bandai Namco Holdings, Inc.	50,500	1,214,787
Brother Industries Ltd.	5,600	97,866
GLP J-REIT	37	41,373
Hakuhodo DY Holdings, Inc.	57,300	556,548
Hikari Tsushin, Inc.	11,300	736,399
Hulic REIT, Inc.	13	19,339
Japan Airlines Co. Ltd.	37,000	984,251
Japan Prime Realty Investment Corp.	197	719,074
KDDI Corp.	42,500	2,733,697
Mitsubishi Estate Co. Ltd.	9,000	223,988
Mitsui Fudosan Co. Ltd.	50,000	1,561,318
Nagoya Railroad Co. Ltd.	14,000	59,079
NH Foods Ltd.	12,000	270,821
Nippon Prologis REIT, Inc.	49	112,854
Nishimatsu Construction Co. Ltd.	13,000	61,919
Obayashi Corp.	8,000	54,129
Oracle Corp. Japan	27,100	1,030,198
ORIX Corp.	59,200	795,043
Otsuka Corp.	33,900	1,234,373
Resorttrust, Inc.	38,400	909,361
Ricoh Co. Ltd.	214,600	2,193,286
Seiko Epson Corp.	34,800	1,576,960
Seven & I Holdings Co. Ltd.	22,000	838,478
Sojitz Corp.	254,600	371,728

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sumitomo Mitsui Financial Group, Inc.	33,100	1,296,447
Sumitomo Realty & Development Co. Ltd.	11,000	400,975
Taiheiyo Cement Corp.	223,000	802,065
Trend Micro, Inc.	49,400	1,616,248
United Urban Investment Corp.	27	42,089
West Japan Railway Co.	21,500	1,013,510
Yamada Denki Co. Ltd.	389,900	1,225,326

Total Japan common stocks		24,881,852

Jersey—0.26%
Glencore PLC*	206,000	1,054,193
Petrofac Ltd.	43,735	741,607
Shire PLC	1,313	87,440

Total Jersey common stocks		1,883,240

Luxembourg—0.11%
Altice SA*	2,966	184,690
Millicom International Cellular SA, SDR	7,456	607,858

Total Luxembourg common stocks		792,548

Netherlands—0.25%
Koninklijke Philips N.V.	27,211	760,077
LyondellBasell Industries N.V., Class A	10,858	994,919

Total Netherlands common stocks		1,754,996

New Zealand—0.09%
Spark New Zealand Ltd.	247,030	607,526

Norway—0.20%
DNB ASA	78,740	1,446,399

Papua New Guinea—0.12%
Oil Search Ltd.	108,647	825,108

Portugal—0.11%
Galp Energia, SGPS SA	54,825	794,561

Russia—0.18%
Magnit PJSC[3]	11,776	788,992

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
Mining and Metallurgical Co. Norilsk Nickel, ADR	24,400	454,084

Total Russia common stocks		1,243,076

Singapore—0.43%
Avago Technologies Ltd.	18,300	1,578,375
CapitaMall Trust	383,000	587,305
ComfortDelGro Corp. Ltd.	206,000	423,321
StarHub Ltd.	135,000	433,992
Yangzijiang Shipbuilding Holdings Ltd.	81,000	71,246

Total Singapore common stocks		3,094,239

South Korea—0.11%
Samsung Engineering Co. Ltd.*	13,341	768,955

Spain—0.53%
Banco Bilbao Vizcaya Argentaria SA	145,506	1,624,287
Bankinter SA	100,295	827,257
Grifols SA	16,050	654,579
International Consolidated Airlines Group SA*	105,773	690,715

Total Spain common stocks		3,796,838

Sweden—0.10%
Fabege AB	4,709	60,360
Industrivarden AB, C Shares	14,952	261,411
Lundin Petroleum AB*	29,035	411,688

Total Sweden common stocks		733,459

Switzerland—0.26%
Pargesa Holding SA	2,135	165,869
Roche Holding AG	5,734	1,690,730

Total Switzerland common stocks		1,856,599

United Kingdom—2.12%
Anglo American PLC	26,510	558,302
Antofagasta PLC	18,720	210,373
Barclays PLC	238,707	919,518
BHP Billiton PLC	92,500	2,383,094
BP PLC	132,020	948,254
British Land Co. PLC	27,839	324,431
British Sky Broadcasting Group PLC	2,306	32,684

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
BT Group PLC	220,262	1,294,898
Capital & Counties Properties PLC	7,050	38,480
Derwent London PLC	4,828	229,461
DS Smith PLC	110,562	468,165
Great Portland Estates PLC	12,705	139,526
Hammerson PLC	21,927	215,020
J Sainsbury PLC	169,630	666,182
Land Securities Group PLC	9,305	164,779
Next PLC	9,302	959,043
Noble Corp. PLC[1]	6,187	129,432
Rio Tinto PLC	53,935	2,563,806
Royal Dutch Shell PLC, A Shares	48,132	1,718,504
Segro PLC	13,640	82,959
The Sage Group PLC	161,084	973,281
Tui Travel PLC	1,117	7,122
Workspace Group PLC	8,096	85,024

Total United Kingdom common stocks		15,112,338

United States—15.90%
Activision Blizzard, Inc.[1]	124,216	2,478,109
Acuity Brands, Inc.	9,815	1,368,505
Albemarle Corp.	177	10,333
Alliance Data Systems Corp.*	6,135	1,738,352
Ally Financial, Inc.*,1	90,803	2,061,228
Ameren Corp.	974	41,239
American Electric Power Co., Inc.[1]	37,322	2,177,366
American Tower Corp.	17,014	1,658,865
Amgen, Inc.	9,352	1,516,707
Arrow Electronics, Inc.*	21,070	1,198,040
Assurant, Inc.[1]	10,904	743,871
AvalonBay Communities, Inc.	1,884	293,603
Avery Dennison Corp.[1]	36,771	1,722,721
BorgWarner, Inc.	20,896	1,191,490
Boston Properties, Inc.	3,300	418,275
Brixmor Property Group, Inc.	7,696	187,475
C.R. Bard, Inc.[1]	3,752	615,215
CA, Inc.[1]	11,064	321,520
Cablevision Systems Corp., Class A	1,145	21,320
Calpine Corp.*	30,430	694,413
Capital One Financial Corp.[1]	9,710	803,697
Celgene Corp.*	17,037	1,824,492

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
CF Industries Holdings, Inc.[1]	6,232	1,620,320
Chevron Corp.	13,650	1,637,318
CVS Health Corp.	12,545	1,076,486
DDR Corp.	4,894	88,777
Delta Air Lines, Inc.	22,792	916,922
Discovery Communications, Inc., Class A*,1	43,825	1,549,214
Dr. Pepper Snapple Group, Inc.	15,874	1,099,275
Edison International	1,561	97,687
Electronic Arts, Inc.*,1	35,453	1,452,509
Entergy Corp.[1]	40,964	3,441,795
EOG Resources, Inc.	11,038	1,049,162
Equity Residential	3,648	253,755
Essex Property Trust, Inc.	963	194,295
Evercore Partners, Inc., Class A	8,620	446,257
Exelon Corp.[1]	78,715	2,880,182
Exxon Mobil Corp.	30,790	2,977,701
Facebook, Inc., Class A*	15,966	1,197,290
Federal Realty Investment Trust	995	131,141
FEI Co.	11,433	963,573
First Republic Bank	34,114	1,737,426
Fortune Brands Home & Security, Inc.	38,245	1,654,096
Freeport-McMoRan Copper & Gold, Inc.	19,730	562,305
Generac Holdings, Inc.*	19,034	863,002
General Growth Properties, Inc.	7,601	196,942
Google, Inc., Class A*	1,940	1,101,668
Google, Inc., Class C*	2,758	1,541,943
Halliburton Co.	22,233	1,225,928
Hanesbrands, Inc.	13,812	1,458,685
Helmerich & Payne, Inc.[1]	19,953	1,732,320
Hertz Global Holdings, Inc.*	29,002	635,724
Hewlett-Packard Co.[1]	110,464	3,963,448
Hilton Worldwide Holdings, Inc.*	3,636	91,773
Host Hotels & Resorts, Inc.	11,526	268,671
Illumina, Inc.*	6,813	1,312,048
Kansas City Southern	10,690	1,312,625
Kimco Realty Corp.	7,668	191,317
Kohl’s Corp.[1]	38,977	2,113,333
L-3 Communications Holdings, Inc.[1]	17,839	2,166,725
Las Vegas Sands Corp.	7,369	458,794
Liberty Media Corp., Class C*,1	33,933	1,626,409
Macy’s, Inc.	16,218	937,725

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Manpowergroup, Inc.[1]	31,555	2,106,296
Marathon Petroleum Corp.	1,156	105,080
Marriott International, Inc., Class A	1,291	97,793
Martin Marietta Materials, Inc.	9,385	1,097,294
McKesson Corp.	6,007	1,221,884
Micron Technology, Inc.*,1	55,166	1,825,443
National-Oilwell Varco, Inc.[1]	30,288	2,200,120
Navient Corp.[1]	150,205	2,971,055
NetApp, Inc.[1]	51,961	2,223,931
News Corp., Class A*	67,858	1,050,442
Northeast Utilities	12,166	600,392
Pall Corp.	20,470	1,871,367
Pebblebrook Hotel Trust	2,305	98,193
Pinnacle West Capital Corp.	7,565	465,021
ProLogis, Inc.	5,902	245,818
Public Service Enterprise Group, Inc.	1,792	74,028
Raytheon Co.[1]	31,529	3,275,233
Simon Property Group, Inc.	1,962	351,610
SL Green Realty Corp.	2,232	258,242
Starwood Hotels & Resorts Worldwide, Inc.	1,349	103,414
Stillwater Mining Co.*	79,472	1,043,467
Symantec Corp.[1]	97,044	2,408,632
Tesoro Corp.[1]	28,025	2,001,265
The Charles Schwab Corp.	48,521	1,391,097
The Estee Lauder Cos., Inc., Class A	12,966	974,784
The Home Depot, Inc.	11,162	1,088,518
The Macerich Co.	1,264	89,112
Time Warner, Inc.	14,608	1,160,898
Time, Inc.*	1,826	41,249
TJX Cos., Inc.	26,386	1,670,762
Tyson Foods, Inc., Class A	677	27,317
Visteon Corp.*	14,005	1,315,070
Vornado Realty Trust	2,528	276,765
Voya Financial, Inc.	25,507	1,001,150
Western Digital Corp.[1]	35,944	3,535,811

Total United States common stocks		113,581,955

Total common stocks (cost—$204,640,948)		218,583,199

Investment companies—7.70%
Legg Mason BW Absolute Return Opportunities Fund	2,125,193	27,032,457

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares		Value ($)
Investment companies—(concluded)
Scout Unconstrained Bond Fund		2,434,211	27,944,737

Total investment companies (cost—$55,250,000)			54,977,194

	Face amount
Corporate notes—2.40%
Australia—0.06%
Santos Finance Ltd.
8.250%, due 09/22/70[4]	EUR	100,000	141,606
Scentre Group Trust 2
3.250%, due 09/11/23[3]	EUR	100,000	141,729
Telstra Corp. Ltd.
2.500%, due 09/15/23	EUR	100,000	137,376

Total Australia corporate notes			420,711

Austria—0.02%
UniCredit Bank Austria AG
2.625%, due 01/30/18[3]	EUR	100,000	131,258

Belgium—0.02%
KBC Groep N.V.
5.625%, due 03/19/19[3,4,5]	EUR	100,000	122,809

Canada—0.03%
Great-West Lifeco, Inc.
2.500%, due 04/18/23[3]	EUR	150,000	200,928

Cayman Islands—0.04%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[3]	EUR	100,000	136,054
IPIC GMTN Ltd.
5.875%, due 03/14/21[3]	EUR	100,000	158,837

Total Cayman Islands corporate notes			294,891

Curacao—0.02%
Teva Pharmaceutical Finance IV BV
2.875%, due 04/15/19[3]	EUR	100,000	135,592

Denmark—0.03%
Danske Bank A/S
4.100%, due 03/16/18[4]	EUR	60,000	75,941

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Denmark—(concluded)
DONG Energy A/S
6.250%, due 06/26/3013 VRD[3,4]	EUR	78,000	113,649

Total Denmark corporate notes			189,590

Finland—0.02%
Fortum OYJ
6.000%, due 03/20/19[3]	EUR	100,000	152,788

France—0.42%
Alstom SA
4.500%, due 03/18/20	EUR	100,000	146,997
Areva SA
3.500%, due 03/22/21	EUR	100,000	133,132
ASF
7.375%, due 03/20/19[3]	EUR	150,000	240,609
BNP Paribas SA
2.875%, due 11/27/17[3]	EUR	60,000	80,765
2.875%, due 09/26/23	EUR	60,000	84,034
2.875%, due 03/20/26[3,4]	EUR	100,000	129,105
BPCE SA
2.125%, due 03/17/21[3]	EUR	100,000	133,040
Casino Guichard-Perrachon SA
3.311%, due 01/25/23[3]	EUR	100,000	137,694
Christian Dior SA
4.000%, due 05/12/16	EUR	100,000	131,434
CNP Assurances
6.875%, due 09/30/41[4]	EUR	100,000	150,973
Credit Agricole SA
2.375%, due 11/27/20[3]	EUR	100,000	135,554
Credit Logement SA
1.232%, due 12/16/14[3,4,5]	EUR	100,000	108,084
Electricite de France
4.625%, due 04/26/30	EUR	50,000	83,021
6.250%, due 01/25/21	EUR	150,000	247,538
GDF Suez
3.875%, due 06/02/24[3,4,5]	EUR	100,000	129,728
Lafarge SA
5.375%, due 06/26/17[3]	EUR	50,000	69,357
Lagardere SCA
4.125%, due 10/31/17[3]	EUR	100,000	135,077
Orange SA
5.250%, due 02/07/24[3,4,5]	EUR	100,000	133,595
8.125%, due 01/28/33	EUR	70,000	149,714

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
RCI Banque SA
4.000%, due 03/16/16[3]	EUR	100,000	130,937
4.250%, due 04/27/17[3]	EUR	30,000	40,737
Societe Generale SA
4.750%, due 03/02/21	EUR	100,000	154,073
9.375%, due 09/04/19[3,4,5]	EUR	50,000	75,910
Vinci SA
6.250%, due 11/13/15[4,5]	EUR	50,000	65,401

Total France corporate notes			3,026,509

Germany—0.09%
Allianz SE
4.750%, due 10/24/23[3,4,5]	EUR	200,000	275,965
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	153,198
Continental AG
3.125%, due 09/09/20[3]	EUR	34,000	47,331
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[3,4,5]	EUR	50,000	68,220
Volkswagen Leasing GmbH
3.250%, due 05/10/18	EUR	100,000	137,319

Total Germany corporate notes			682,033

Ireland—0.09%
Bank of Ireland
2.750%, due 06/05/16	EUR	100,000	127,991
ERVIA
3.625%, due 12/04/17[3]	EUR	100,000	136,506
FGA Capital Ireland PLC
4.000%, due 10/17/18[3]	EUR	100,000	135,027
Swisscom AG via Lunar Funding V
2.000%, due 09/30/20[3]	EUR	100,000	132,747
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[3]	EUR	100,000	144,066

Total Ireland corporate notes			676,337

Italy—0.16%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[3]	EUR	75,000	118,132
Enel SpA
5.250%, due 06/20/17[3]	EUR	210,000	294,813

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Italy—(concluded)
GTECH SpA
5.375%, due 02/02/18[3]	EUR	50,000	71,281
Intesa Sanpaolo SpA
3.000%, due 01/28/19[3]	EUR	100,000	135,565
4.125%, due 01/14/16[3]	EUR	100,000	130,578
5.000%, due 02/28/17[3]	EUR	100,000	137,531
UniCredit SpA
4.875%, due 03/07/17[3]	EUR	100,000	137,195
5.750%, due 10/28/25[3,4]	EUR	100,000	135,394

Total Italy corporate notes			1,160,489

Jersey—0.04%
Heathrow Funding Ltd.
4.600%, due 02/15/18[3]	EUR	100,000	140,849
Prosecure Funding
4.668%, due 06/30/16	EUR	100,000	130,891

Total Jersey corporate notes			271,740

Luxembourg—0.07%
CNH Industrial Finance Europe SA
2.750%, due 03/18/19[3]	EUR	100,000	125,746
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15	EUR	50,000	63,441
Glencore Finance Europe SA
4.625%, due 04/03/18[3,6]	EUR	100,000	140,186
Prologis International Funding II SA
2.875%, due 04/04/22[3]	EUR	125,000	167,386

Total Luxembourg corporate notes			496,759

Mexico—0.04%
America Movil SAB de CV
5.125%, due 09/06/73[3,4]	EUR	100,000	136,280
Petroleos Mexicanos
3.125%, due 11/27/20[3]	EUR	100,000	136,847

Total Mexico corporate notes			273,127

Netherlands—0.28%
ABN Amro Bank N.V.
4.310%, due 03/10/16[4,5]	EUR	40,000	50,753
Achmea BV
2.500%, due 11/19/20[3]	EUR	100,000	134,458

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Bharti Airtel International Netherlands BV
4.000%, due 12/10/18[3]	EUR	100,000	135,340
Conti Gummi Finance BV
2.500%, due 03/20/17[3]	EUR	30,000	39,239
Deutsche Annington Finance BV
3.125%, due 07/25/19	EUR	100,000	136,593
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	60,000	86,490
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[3,4,5]	EUR	100,000	131,267
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	149,509
Fresenius Finance BV
4.250%, due 04/15/19[3]	EUR	40,000	55,737
ING Bank N.V.
3.500%, due 11/21/23[3,4]	EUR	100,000	132,080
Linde Finance BV
7.375%, due 07/14/66[4]	EUR	100,000	138,085
OI European Group BV
6.750%, due 09/15/20[3]	EUR	100,000	146,681
Petrobras Global Finance BV
2.750%, due 01/15/18	EUR	100,000	128,135
Repsol International Finance BV
4.250%, due 02/12/16[3]	EUR	100,000	131,325
SABIC Capital I BV
2.750%, due 11/20/20[3]	EUR	100,000	134,714
Telefonica Europe BV
5.875%, due 02/14/33[3]	EUR	50,000	88,003
Volkswagen International Finance N.V.
3.875%, due 09/04/18[3,4,5]	EUR	50,000	66,535
Ziggo Bond Co.
8.000%, due 05/15/18[3]	EUR	70,000	91,229

Total Netherlands corporate notes			1,976,173

Norway—0.04%
DnB NOR Bank ASA
4.375%, due 02/24/21[3]	EUR	110,000	166,616

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Norway—(concluded)
Statkraft AS
2.500%, due 11/28/22[3]	EUR	100,000	136,336

Total Norway corporate notes			302,952

Spain—0.10%
Amadeus Capital Markets SA
4.875%, due 07/15/16[3]	EUR	100,000	134,466
Ferrovial Emisiones SA
3.375%, due 01/30/18[3]	EUR	100,000	135,286
Gas Natural Capital Markets SA
4.125%, due 01/26/18[3]	EUR	100,000	138,935
Telefonica Emisiones SAU
4.710%, due 01/20/20[3]	EUR	100,000	147,941
4.797%, due 02/21/18[3]	EUR	100,000	141,581

Total Spain corporate notes			698,209

Sweden—0.05%
Atlas Copco AB
2.500%, due 02/28/23[3]	EUR	100,000	137,867
Nordea Bank AB
4.000%, due 06/29/20[3]	EUR	50,000	73,726
Svenska Handelsbanken AB
4.375%, due 10/20/21[3]	EUR	100,000	153,737

Total Sweden corporate notes			365,330

United Arab Emirates—0.04%
Emirates Telecommunications Corp.
1.750%, due 06/18/21[3]	EUR	100,000	127,947
Xstrata Finance Dubai Ltd.
1.750%, due 05/19/16[3,6]	EUR	100,000	127,615

Total United Arab Emirates corporate notes			255,562

United Kingdom—0.47%
Anglo American Capital PLC
3.250%, due 04/03/23[3]	EUR	100,000	135,268
Aviva PLC
6.125%, due 07/05/43[3,4]	EUR	100,000	148,498
Barclays Bank PLC
6.625%, due 03/30/22[3]	EUR	70,000	110,747
BAT International Finance PLC
3.625%, due 11/09/21[3]	EUR	100,000	146,236

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(continued)
Brambles Finance PLC
4.625%, due 04/20/18[3]	EUR	100,000	141,243
Coventry Building Society
2.500%, due 11/18/20[3]	EUR	100,000	133,625
Experian Finance PLC
4.750%, due 02/04/20[3]	EUR	50,000	73,876
FCE Bank PLC
1.875%, due 06/24/21[3]	EUR	100,000	128,361
G4S International Finance PLC
2.625%, due 12/06/18[3]	EUR	100,000	133,142
Hammerson PLC
2.750%, due 09/26/19[3]	EUR	100,000	135,650
Heathrow Finance PLC
7.125%, due 03/01/17[3]	GBP	50,000	85,566
Imperial Tobacco Finance PLC
5.000%, due 12/02/19[3]	EUR	100,000	148,973
Jaguar Land Rover Automotive PLC
8.250%, due 03/15/20[3]	GBP	100,000	175,567
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19[3]	EUR	50,000	92,388
Legal & General Group PLC
4.000%, due 06/08/25[3,4]	EUR	50,000	63,127
Lloyds TSB Bank PLC
10.375%, due 02/12/24[3,4]	EUR	50,000	80,854
Mondi Finance PLC
3.375%, due 09/28/20[3]	EUR	100,000	137,134
Motability Operations Group PLC
3.250%, due 11/30/18[3]	EUR	100,000	138,283
NGG Finance PLC
4.250%, due 06/18/76[3,4]	EUR	100,000	135,810
Rentokil Initial PLC
3.250%, due 10/07/21[3]	EUR	100,000	139,651
Royal Bank of Scotland PLC
4.625%, due 09/22/21[4]	EUR	65,000	82,774
4.875%, due 01/20/17	EUR	170,000	233,223
5.375%, due 09/30/19[3]	EUR	50,000	76,019
SSE PLC
5.025%, due 10/01/15[3,4,5]	EUR	100,000	128,746
Stagecoach Group PLC
5.750%, due 12/16/16	GBP	50,000	86,253
Tesco PLC Tesco PLC
3.375%, due 11/02/18[3]	EUR	100,000	132,219

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United Kingdom—(concluded)
Yorkshire Building Society
2.125%, due 03/18/19[3]	EUR	100,000	129,622

Total United Kingdom corporate notes			3,352,855

United States—0.27%
Bank of America Corp.
4.750%, due 04/03/17[3]	EUR	100,000	137,981
Citigroup, Inc.
0.750%, due 05/31/17[4]	EUR	100,000	124,078
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.750%, due 05/19/23	EUR	100,000	134,626
GE Capital Trust II
5.500%, due 09/15/67[3,4]	EUR	50,000	67,666
JPMorgan Chase & Co.
2.625%, due 04/23/21[3]	EUR	100,000	137,163
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	70,541
MetLife Global Funding I
4.625%, due 05/16/17	EUR	50,000	69,112
Metropolitan Life Global Funding I
2.375%, due 09/30/19[3]	EUR	200,000	269,298
Morgan Stanley
4.000%, due 11/17/15	EUR	105,000	136,471
4.500%, due 02/23/16	EUR	50,000	65,915
5.500%, due 10/02/17	EUR	50,000	71,392
Pemex Project Funding Master Trust
6.375%, due 08/05/16[3]	EUR	50,000	69,030
Roche Holdings, Inc.
6.500%, due 03/04/21[3]	EUR	100,000	168,699
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	100,000	134,606
Wells Fargo & Co.
2.250%, due 09/03/20[3]	EUR	200,000	269,894

Total United States corporate notes			1,926,472

Total corporate notes (cost—$17,200,071)			17,113,114

Non-US government obligations—4.59%
Brazil—2.28%
Brazil Notas do Tesouro Nacional
Series B 6.000%, due 08/15/22	BRL	4,740,000	4,799,134

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Brazil—(concluded)
Series B 6.000%, due 08/15/50	BRL	3,520,000	3,526,902
Series F 10.000%, due 01/01/17	BRL	5,220,000	2,016,630
Series F 10.000%, due 01/01/23	BRL	12,630,000	4,581,538
Series F 10.000%, due 01/01/25	BRL	3,900,000	1,391,741

Total Brazil			16,315,945

Germany—0.10%
Bundesrepublik Deutschland
1.500%, due 02/15/23	EUR	45,000	60,432
1.500%, due 05/15/24	EUR	430,000	573,072
4.750%, due 07/04/40	EUR	30,000	61,465

Total Germany			694,969

Mexico—2.21%
Mexican Bonos
6.500%, due 06/10/21	MXN	50,300,000	3,935,368
7.500%, due 06/03/27	MXN	48,000,000	3,945,251
8.500%, due 05/31/29	MXN	44,350,000	3,923,155
10.000%, due 12/05/24	MXN	40,500,000	3,944,267

Total Mexico			15,748,041

Total non-US government obligations (cost—$34,401,341)			32,758,955

Time deposits—13.41%
Abbey National
0.080%, due 11/03/14	USD	999,224	999,224
Calyon
0.000%, due 11/03/14	USD	6,700,218	6,700,218
Commerzbank AG
0.280%, due 11/06/14	USD	5,000,000	4,999,806
0.330%, due 02/09/15	USD	5,000,000	4,995,422
Credit Suisse AG Guernsey
0.250%, due 11/04/14	USD	5,000,000	5,000,000
0.330%, due 02/27/15	USD	7,000,000	7,000,000
DZ Bank AG
0.050%, due 11/03/14	USD	8,483,606	8,483,606
Goldman Sachs International BA
0.410%, due 04/07/15	USD	7,500,000	7,500,000
KBC Bank N.V.
0.100%, due 11/03/14	USD	12,644,013	12,644,013
Nationwide Building Society
0.220%, due 11/17/14	USD	7,500,000	7,500,000
0.230%, due 01/22/15	USD	5,000,000	5,000,000
Natixis

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
0.240%, due 12/02/14	USD	5,000,000	5,000,000
0.320%, due 11/03/14	USD	7,500,000	7,500,000
Nomura International PLC
0.470%, due 11/28/14	USD	5,000,000	4,998,240
Sumitomo Mitsui Trust Bank Ltd.
0.250%, due 11/24/14	USD	7,500,000	7,500,000

Total time deposits (cost—$95,820,529)			95,820,529

Short-term US government obligations[7]—31.49%
US Treasury Bills
0.005%, due 01/22/15	USD	10,000,000	9,999,890
0.010%, due 02/19/15	USD	13,000,000	12,999,220
0.014%, due 12/04/14[1]	USD	18,756,000	18,755,656
0.015%, due 02/05/15	USD	10,000,000	9,999,480
0.020%, due 03/12/15	USD	7,500,000	7,498,928
0.025%, due 03/26/15[1]	USD	39,540,000	39,532,922
0.036%, due 04/09/15	USD	55,881,000	55,870,047
0.044%, due 11/28/14[1]	USD	14,163,000	14,162,958
0.045%, due 03/05/15[1]	USD	5,000,000	4,999,320
0.050%, due 04/23/15[1]	USD	51,100,000	51,087,276

Total short-term US government obligations (cost—$224,910,008)			224,905,697

Repurchase agreement—7.34%
Repurchase agreement dated 10/31/14 with State Street Bank and Trust Co., 0.000% due 11/03/14, collateralized by $33,934,955 Federal Home Loan Mortgage Corp. obligations, 2.080% to 2.100% due 10/17/22 and $22,485,784 Federal National Mortgage Association obligations, 2.170% due 10/17/22; (value—$53,509,849); proceeds: $52,460,000 (cost—$52,460,000)		52,460,000	52,460,000

	Number of contracts/ Notional amount
Options purchased—2.10%
Call options purchased—1.28%
DAX Index, strike @ 10,250, expires 11/21/14		313	4,707
DAX Index, strike @ 8,900, expires 12/19/14		99	319,894
DAX Index, strike @ 9,600, expires 11/21/14		36	9,045
Euro STOXX Banks Index, strike @ 135, expires 03/20/15		37,525	568,904

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of contracts/ Notional amount	Value ($)
Options purchased—(continued)
Call options purchased—(continued)
Euro STOXX Banks Index, strike @ 135, expires 06/19/15	22,373	363,671
Euro STOXX Banks Index, strike @ 140, expires 03/20/15	25,196	291,502
Euro STOXX 50 Index, strike @ 3,475, expires 11/21/14	313	1,569
GBP Currency Futures, strike @ 161, expires 11/07/14	3	356
GBP Currency Futures, strike @ 161.5, expires 11/07/14	8	550
GBP Currency Futures, strike @ 162, expires 11/07/14	7	306
GBP Currency Futures, strike @ 164, expires 11/07/14	53	331
GBP Currency Futures, strike @ 165.5, expires 11/07/14	389	2,431
GBP Currency Futures, strike @ 166, expires 12/05/14	117	2,925
GBP Currency Futures, strike @ 167, expires 11/07/14	45	281
GBP Currency Futures, strike @ 167, expires 12/05/14	137	1,713
GBP Currency Futures, strike @ 169.5, expires 11/07/14	185	1,156
GBP Currency Futures, strike @ 170, expires 12/05/14	152	950
GBP Currency Futures, strike @ 170.5, expires 11/07/14	740	4,625
GBP Currency Futures, strike @ 172, expires 12/05/14	305	1,906
JPY Currency Futures, strike @ 100.5, expires 11/07/14	304	1,900
JPY Currency Futures, strike @ 96.5, expires 11/07/14	61	381
JPY Currency Futures, strike @ 97.5, expires 11/07/14	21	131
JPY Currency Futures, strike @ 98, expires 11/07/14	202	1,263
JPY Currency Futures, strike @ 98.5, expires 12/05/14	43	538
JPY Currency Futures, strike @ 99, expires 12/05/14	87	544

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Call options purchased—(concluded)
JPY Currency Futures, strike @ 99.5, expires 11/07/14		101	631
JPY Currency Futures, strike @ 99.5, expires 12/05/14		86	538
S&P 500 Index, strike @ 1,850, expires 06/19/15		170	3,398,300
S&P 500 Index, strike @ 1,890, expires 12/20/14		7	92,400
S&P 500 Index, strike @ 1,935, expires 12/20/14		87	810,840
S&P 500 Index, strike @ 1,970, expires 12/20/14		46	299,230
S&P 500 Index, strike @ 1,980, expires 12/20/14		27	157,680
S&P 500 Index, strike @ 1,990, expires 12/20/14		20	103,200
S&P 500 Index, strike @ 2,070, expires 11/22/14		205	65,600
USD Call/JPY Put, strike @ JPY 82, expires 02/09/15	USD	9,000,000	2,419,488
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	USD	1,000,000	229,922

Total Call options purchased			9,159,408

Put options & swaptions purchased—0.82%
Apple Flex, Inc., strike @ 95, expires 07/17/15		133	54,663
DAX Index, strike @ 8,400, expires 01/16/15		540	228,725
Euro STOXX 50 Index, strike @ 2,600, expires 03/20/15		238	69,790
Euro STOXX 50 Index, strike @ 2,800, expires 12/19/14		220	42,457
Euro STOXX 50 Index, strike @ 3,000, expires 06/17/16		279	1,080,353
Euro STOXX 50 Index, strike @ 3,025, expires 11/21/14		237	82,862
FTSE 100 Index Futures, strike @ 6,400, expires 06/17/16		111	1,028,999
GBP Currency Futures, strike @ 147.5, expires 12/05/14		155	969
GBP Currency Futures, strike @ 148.5, expires 11/07/14		185	1,156
GBP Currency Futures, strike @ 149, expires 11/07/14		185	1,156
GBP Currency Futures, strike @ 149, expires 12/05/14		104	650
GBP Currency Futures, strike @ 151, expires 11/07/14		678	4,238
GBP Currency Futures, strike @ 152.5, expires 12/05/14		129	4,031

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Put options & swaptions purchased—(continued)
GBP Currency Futures, strike @ 153, expires 12/05/14		129	4,838
GBP Currency Futures, strike @ 154, expires 11/07/14		257	1,606
GBP Currency Futures, strike @ 154.5, expires 11/07/14		21	131
GBP Currency Futures, strike @ 150, expires 11/07/14		185	1,156
GBP Currency Futures, strike @ 155, expires 11/07/14		254	1,588
JPY Currency Futures, strike @ 87.5, expires 12/05/14		104	63,700
Kospi 200 Index, strike @ 267.78, expires 09/11/15	KRW	6,000,000	130,636
Kospi 200 Index, strike @ 269.94, expires 09/11/15	KRW	30,512,204	707,794
S&P 500 Index, strike @ 1,350, expires 11/22/14		493	2,465
S&P 500 Index, strike @ 1,600, expires 11/22/14		43	860
S&P 500 Index, strike @ 1,620, expires 11/22/14		148	2,220
S&P 500 Index, strike @ 1,640, expires 11/22/14		109	4,905
S&P 500 Index, strike @ 1,700, expires 11/22/14		109	5,450
S&P 500 Index, strike @ 1,825, expires 11/22/14		35	4,480
S&P 500 Index, strike @ 1,850, expires 12/20/14		255	201,450
S&P 500 Index, strike @ 1,860, expires 12/20/14		437	381,064
S&P 500 Index, strike @ 1,875, expires 12/20/14		178	178,000
S&P 500 Index, strike @ 1,880, expires 12/20/14		68	70,720
S&P 500 Index, strike @ 1,905, expires 12/20/14		121	165,770
S&P 500 Index, strike @ 1,920, expires 12/20/14		7	10,780
S&P 500 Index, strike @ 1,975, expires 12/20/14		61	161,040
US Treasury Note 10 Year Futures, strike @ 126.5, expires 11/21/14		196	128,625
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 01/09/34 (counterparty: RBS; receive floating rate); underlying swap terminates 01/11/54[8]	EUR	10,000,000	479,929

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(concluded)
Put options & swaptions purchased—(concluded)
6 Month EURIBOR Interest Rate Swap, strike @ 4.000%, expires 05/08/34 (counterparty: CITI; receive floating rate); underlying swap terminates 05/10/54[8]	EUR	11,500,000	562,684

Total put options & swaptions purchased			5,871,940

Total options purchased (cost—$14,376,337)			15,031,348

Total investments before investments sold short (cost—$699,059,234)—99.63%			711,650,036

	Number of shares
Investments sold short—(4.40)%
Common stocks—(4.40)%
Australia—(0.30)%
Iluka Resources Ltd.		(218,659)	(1,385,423)
Newcrest Mining Ltd.		(89,364)	(732,928)

Total Australia common stocks			(2,118,351)

Austria—(0.14)%
Erste Group Bank AG		(39,042)	(993,677)

Canada—(0.41)%
Blackberry Ltd.		(15,800)	(165,984)
Eldorado Gold Corp.		(134,900)	(737,309)
Kinross Gold Corp.		(12,400)	(26,515)
New Gold, Inc.		(28,700)	(104,151)
Teck Resources Ltd., Class B		(23,100)	(365,033)
Turquoise Hill Resources Ltd.		(209,700)	(703,310)
Yamana Gold, Inc.		(212,300)	(845,772)

Total Canada common stocks			(2,948,074)

France—(0.06)%
Alstom SA		(12,277)	(427,085)

Japan—(0.76)%
Advantest Corp.		(11,600)	(132,188)
Japan Exchange Group, Inc.		(55,000)	(1,315,201)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Mitsubishi Logistics Corp.	(23,000)	(340,930)
Mitsui Fudosan Co. Ltd.	(2,000)	(62,453)
Nidec Corp.	(10,500)	(675,103)
NKSJ Holdings, Inc.	(36,500)	(893,287)
NTT Urban Development Corp.	(112,200)	(1,239,619)
Olympus Corp.	(5,600)	(195,184)
Shikoku Electric Power Co., Inc.	(21,600)	(289,026)
The Japan Steel Works Ltd.	(88,000)	(304,759)

Total Japan common stocks		(5,447,750)

Spain—(0.24)%
Inditex SA	(60,126)	(1,688,901)

United Kingdom—(0.25)%
ARM Holdings PLC	(129,316)	(1,810,085)

United States—(2.24)%
Amazon.com, Inc.	(4,967)	(1,517,220)
Anadarko Petroleum Corp.	(11,528)	(1,058,040)
BioMarin Pharmaceutical, Inc.	(16,378)	(1,351,185)
Cheniere Energy, Inc.	(18,391)	(1,379,325)
Cobalt International Energy, Inc.	(106,784)	(1,250,441)
Energen Corp.	(5,496)	(372,079)
FireEye, Inc.	(15,824)	(537,858)
LinkedIn Corp., Class A	(7,855)	(1,798,481)
NetSuite, Inc.	(17,740)	(1,927,628)
Pioneer Natural Resources Co.	(8,873)	(1,677,529)
Rackspace Hosting, Inc.	(14,713)	(564,391)
ServiceNow, Inc.	(539)	(36,614)
Tesla Motors, Inc.	(4,609)	(1,113,995)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Vertex Pharmaceuticals, Inc.	(12,228)	(1,377,362)

Total United States common stocks		(15,962,148)

Total investments sold short (proceeds—$32,603,174)		(31,396,071)

Other assets in excess of liabilities—4.77%		34,042,064

Net assets—100.00%		714,296,029

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,178,065
Gross unrealized depreciation	(15,587,263)

Net unrealized appreciation	$12,590,802

Written options

Number of contracts/ Notional amount	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
133	Apple Flex, Inc., strike @ 95	07/17/15	112,409	(213,571)	(101,162)
99	DAX Index, strike @ 9,100	12/19/14	95,301	(226,289)	(130,988)
238	Euro STOXX 50 Index, strike @ 3,275	03/20/15	73,296	(162,546)	(89,250)
214	Euro STOXX 50 Index, strike @ 3,375	11/21/14	15,927	(3,486)	12,441
220	Euro STOXX 50 Index, strike @ 3,375	12/19/14	38,477	(15,439)	23,038
237	Euro STOXX 50 Index, strike @ 3,450	11/21/14	31,289	(1,485)	29,804
48	GBP Currency Futures, strike @ 162.5	11/07/14	5,331	(1,200)	4,131
29	GBP Currency Futures, strike @ 163	11/07/14	2,323	(362)	1,961
84	GBP Currency Futures, strike @ 163.5	11/07/14	8,521	(1,050)	7,471
91	GBP Currency Futures, strike @ 164.5	11/07/14	9,897	(569)	9,328
111	GBP Currency Futures, strike @ 165	12/05/14	17,009	(4,163)	12,846
100	GBP Currency Futures, strike @ 165.5	12/05/14	8,977	(3,125)	5,852
48	GBP Currency Futures, strike @ 166	11/07/14	1,675	(300)	1,375
370	GBP Currency Futures, strike @ 167.5	11/07/14	48,731	(2,313)	46,418
126	GBP Currency Futures, strike @ 167.5	12/05/14	16,209	(1,575)	14,634

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Written options – (continued)

Number of contracts/ Notional amount		Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
	544	GBP Currency Futures, strike @ 168	11/07/14	74,256	(3,400)	70,856
	42	GBP Currency Futures, strike @ 168	12/05/14	2,252	(262)	1,990
	331	GBP Currency Futures, strike @ 169	12/05/14	50,969	(2,069)	48,900
	86	JPY Currency Futures, strike @ 95	11/07/14	10,525	(537)	9,988
	33	JPY Currency Futures, strike @ 96	11/07/14	7,526	(206)	7,320
	87	JPY Currency Futures, strike @ 96.5	12/05/14	19,877	(1,631)	18,246
	102	JPY Currency Futures, strike @ 97	11/07/14	10,964	(638)	10,326
	129	JPY Currency Futures, strike @ 97	12/05/14	50,338	(2,419)	47,919
	304	JPY Currency Futures, strike @ 98.5	11/07/14	59,935	(1,900)	58,035
KRW	6,000,000	Kospi 200 Index, strike @ 267.78	09/11/15	94,661	(40,605)	54,056
KRW	30,512,204	Kospi 200 Index, strike @ 269.94	09/11/15	511,747	(189,163)	322,584
	255	S&P 500 Index, strike @ 1,850	12/20/14	1,580,462	(4,215,150)	(2,634,688)
	76	S&P 500 Index, strike @ 1,875	12/20/14	454,040	(1,108,840)	(654,800)
	68	S&P 500 Index, strike @ 1,880	12/20/14	397,657	(942,140)	(544,483)
	121	S&P 500 Index, strike @ 1,905	12/20/14	689,445	(1,391,500)	(702,055)
	7	S&P 500 Index, strike @ 1,920	12/20/14	32,885	(74,536)	(41,651)
	61	S&P 500 Index, strike @ 1,975	12/20/14	304,871	(368,989)	(64,118)
	54	S&P 500 Index, strike @ 2,030	11/22/14	18,906	(78,300)	(59,394)
	89	S&P 500 Index, strike @ 2,050	11/22/14	44,552	(64,970)	(20,418)
	102	S&P 500 Index, strike @ 2,110	12/20/14	60,987	(39,780)	21,207

				4,962,227	(9,164,508)	(4,202,281)

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
270	DAX Index, strike @ 9,000	01/16/15	410,411	(286,921)	123,490
37,525	Euro STOXX Banks Index, strike @ 135	03/20/15	451,315	(305,512)	145,803
22,373	Euro STOXX Banks Index, strike @ 135	06/19/15	326,311	(264,112)	62,199
25,196	Euro STOXX Banks Index, strike @ 140	03/20/15	417,736	(272,526)	145,210
238	Euro STOXX 50 Index, strike @ 2,450	03/20/15	120,499	(41,158)	79,341
220	Euro STOXX 50 Index, strike @ 2,700	12/19/14	76,016	(24,261)	51,755
237	Euro STOXX 50 Index, strike @ 2,875	11/21/14	29,651	(23,760)	5,891
129	GBP Currency Futures, strike @ 150.5	12/05/14	39,126	(1,613)	37,513
185	GBP Currency Futures, strike @ 151.5	11/07/14	44,609	(1,156)	43,453
185	GBP Currency Futures, strike @ 152	11/07/14	45,472	(1,156)	44,316
129	GBP Currency Futures, strike @ 152	12/05/14	30,412	(3,225)	27,187
255	GBP Currency Futures, strike @ 152.5	11/07/14	30,075	(1,594)	28,481
152	GBP Currency Futures, strike @ 153	11/07/14	33,312	(950)	32,362

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Written options – (concluded)

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
457	GBP Currency Futures, strike @ 153.5	11/07/14	102,171	(2,856)	99,315
118	GBP Currency Futures, strike @ 155.5	11/07/14	15,949	(738)	15,211
72	JPY Currency Futures, strike @ 88.5	12/05/14	10,583	(73,800)	(63,217)
247	S&P 500 Index, strike @ 1,500	11/22/14	55,239	(2,470)	52,769
99	S&P 500 Index, strike @ 1,550	11/22/14	28,941	(1,683)	27,258
148	S&P 500 Index, strike @ 1,680	11/22/14	56,448	(8,140)	48,308
148	S&P 500 Index, strike @ 1,720	11/22/14	39,893	(8,880)	31,013
78	S&P 500 Index, strike @ 1,750	11/22/14	44,861	(5,460)	39,401
109	S&P 500 Index, strike @ 1,760	11/22/14	32,190	(8,938)	23,252
102	S&P 500 Index, strike @ 1,800	12/20/14	100,773	(51,510)	49,263
109	S&P 500 Index, strike @ 1,810	11/22/14	31,915	(11,445)	20,470
7	S&P 500 Index, strike @ 1,890	12/20/14	36,385	(8,470)	27,915
87	S&P 500 Index, strike @ 1,935	12/20/14	443,517	(156,600)	286,917
109	S&P 500 Index, strike @ 1,960	12/20/14	446,110	(250,155)	195,955
155	S&P 500 Index, strike @ 1,970	12/20/14	705,293	(391,375)	313,918
27	S&P 500 Index, strike @ 1,980	12/20/14	134,943	(80,865)	54,078
20	S&P 500 Index, strike @ 1,990	12/20/14	97,958	(62,400)	35,558
98	US Treasury Note 10 Year Futures, strike @ 128	11/21/14	109,649	(173,031)	(63,382)

			4,547,763	(2,526,760)	2,021,003

			9,509,990	(11,691,268)	(2,181,278)

Written option activity for the three months ended October 31, 2014 was as follows:

	Number of Contracts ($)	Premiums received ($)
Options outstanding at July 31, 2014	22,133	5,984,108
Options written	216,924	28,769,207
Options exercised	—	—
Options terminated in closing purchase transactions	(112,838)	(18,779,157)
Options expired prior to exercise	(32,296)	(7,070,576)

Options outstanding at October 31, 2014	93,923	8,903,582

	Notional amount (KRW)	Premiums received ($)
Options outstanding at July 31, 2014	36,512,204	509,272
Options written	36,512,204	606,408
Options terminated in closing purchase transactions	(36,512,204)	(509,272)
Options expired prior to exercise	—	—

Options outstanding at October 31, 2014	36,512,204	606,408

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Foreign exchange written options

Notional amount (000)		Puts written	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation ($)
USD	9,000	USD Put/JPY Call, strike @ JPY 67	RBS	02/09/15	423,000	—	423,000
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	12/10/15	84,275	(221)	84,054

					507,275	(221)	507,054

Foreign exchange written options activity for the three months ended October 31, 2014 was as follows:

Premiums received ($)
Foreign exchange options outstanding at July 31, 2014	507,275
Foreign exchange options written	—
Foreign exchange options terminated in closing purchase transactions	—
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at October 31, 2014	507,275

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
36	USD	US Long Bond Futures	December 2014	5,002,471	5,079,375	76,904
173	USD	US Treasury Note 2 Year Futures	December 2014	37,937,793	37,984,313	46,520
105	USD	US Treasury Note 5 Year Futures	December 2014	12,506,362	12,540,117	33,755
741	USD	US Treasury Note 10 Year Futures	December 2014	93,290,984	93,632,297	341,313
Index futures buy contracts:
21	AUD	ASX SPI 200 Index Futures	December 2014	2,526,489	2,549,315	22,826
52	CAD	S&P TSX 60 Index Futures	December 2014	7,823,401	7,823,185	(216)
41	CHF	Swiss Market Index Futures	December 2014	3,721,720	3,761,014	39,294
14	EUR	Amsterdam Index Futures	November 2014	1,377,581	1,438,792	61,211
52	EUR	DAX Index Futures	December 2014	15,714,900	15,165,247	(549,653)
112	EUR	EURO STOXX 50 Index Futures	December 2014	4,213,546	4,352,341	138,795
15	EUR	IBEX 35 Index Futures	November 2014	1,928,733	1,960,553	31,820
52	GBP	FTSE 100 Index Futures	December 2014	5,329,953	5,411,563	81,610
21	HKD	Hang Seng Index Futures	November 2014	3,185,005	3,241,736	56,731
65	JPY	NIKKEI 225 Index Futures	December 2014	9,082,868	9,542,399	459,531
19	JPY	TOPIX Index Futures	December 2014	2,083,929	2,261,562	177,633
81	USD	Dow Jones E-Mini Index Futures	December 2014	6,912,945	7,010,955	98,010
362	USD	MSCI EAFE Mini Index Futures	December 2014	33,981,156	33,231,600	(749,556)
3	USD	MSCI Taiwan Index Futures	October 2014	98,849	98,790	(59)
28	USD	MSCI Taiwan Index Futures	November 2014	923,028	934,920	11,892
501	USD	NASDAQ 100 E-Mini Index Futures	December 2014	40,673,609	41,588,010	914,401
16	USD	Russell 2000 Mini Index Futures	December 2014	1,869,006	1,873,600	4,594

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Futures contracts – (continued)

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:— (concluded)
1,363	USD	S&P 500 E-Mini Index Futures	December 2014	131,393,894	137,076,910	5,683,016
116	USD	SGX CNX NIFTY Index Futures	November 2014	1,876,400	1,939,636	63,236
18	USD	S&P Midcap 400 E-Mini Index Futures	December 2014	2,525,200	2,547,720	22,520
Interest rate futures buy contracts:
150	AUD	Australian Bond 3 Year Futures	December 2014	14,460,628	14,495,212	34,584
52	AUD	Australian Bond 10 Year Futures	December 2014	5,520,862	5,618,899	98,037
55	CAD	Canada Government Bond 10 Year Futures	December 2014	6,649,497	6,687,059	37,562
4	CHF	3 month Euroswiss Interest Rate Futures	June 2015	1,040,358	1,040,170	(188)
7	EUR	3 Month EURIBOR Futures	March 2015	2,191,436	2,190,929	(507)
29	EUR	3 Month EURIBOR Futures	June 2015	9,076,608	9,077,616	1,008
39	EUR	3 Month EURIBOR Futures	September 2015	12,200,296	12,207,217	6,921
51	EUR	3 Month EURIBOR Futures	December 2015	15,945,484	15,960,088	14,604
63	EUR	3 Month EURIBOR Futures	March 2016	19,690,960	19,710,469	19,509
71	EUR	3 Month EURIBOR Futures	June 2016	22,181,520	22,208,937	27,417
74	EUR	3 Month EURIBOR Futures	September 2016	23,141,534	23,141,547	13
99	EUR	German Euro BOBL Futures	December 2014	15,831,493	15,886,121	54,628
29	EUR	German Euro Bund Futures	December 2014	5,417,249	5,484,274	67,025
16	EUR	German Euro Buxl 30 Year Futures	December 2014	2,853,990	2,913,724	59,734
223	EUR	German Euro Schatz Futures	December 2014	30,999,791	31,010,841	11,050
100	GBP	90-Day Sterling Pound Futures	March 2015	19,831,763	19,860,282	28,519
97	GBP	90-Day Sterling Pound Futures	June 2015	19,205,292	19,239,258	33,966

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Futures contracts – (continued)

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:— (concluded)
79	GBP	90-Day Sterling Pound Futures	September 2015	15,612,704	15,643,812	31,108
71	GBP	90-Day Sterling Pound Futures	December 2015	14,007,699	14,034,073	26,374
61	GBP	90-Day Sterling Pound Futures	March 2016	12,014,770	12,037,927	23,157
58	GBP	90-Day Sterling Pound Futures	June 2016	11,404,392	11,427,341	22,949
58	GBP	90-Day Sterling Pound Futures	September 2016	11,385,744	11,408,784	23,040
34	GBP	United Kingdom Long Gilt Bond Futures	December 2014	6,185,261	6,260,268	75,007
5	JPY	Japan Government Bond 10 Year Futures	December 2014	6,493,614	6,522,591	28,977
140	JPY	JGB MINI 10 Year Futures	December 2014	18,173,114	18,279,457	106,343
76	USD	90-Day Eurodollar Futures	March 2015	18,945,985	18,950,600	4,615
94	USD	90-Day Eurodollar Futures	June 2015	23,403,224	23,408,350	5,126
85	USD	90-Day Eurodollar Futures	September 2015	21,128,023	21,123,563	(4,460)
65	USD	90-Day Eurodollar Futures	December 2015	16,123,475	16,114,313	(9,162)
54	USD	90-Day Eurodollar Futures	March 2016	13,366,268	13,354,875	(11,393)
50	USD	90-Day Eurodollar Futures	June 2016	12,345,103	12,334,375	(10,728)
49	USD	90-Day Eurodollar Futures	September 2016	12,064,711	12,056,450	(8,261)

				864,872,670	872,735,372	7,862,702

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Futures contracts – (continued)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures sell contracts:
102	AUD	ASX SPI 200 Index Futures	December 2014	11,834,051	12,382,388	(548,337)
143	CHF	Swiss Market Index Futures	December 2014	13,030,593	13,117,684	(87,091)
7	EUR	Amsterdam Index Futures	November 2014	665,986	719,396	(53,410)
359	EUR	CAC 40 Index Futures	November 2014	18,401,036	19,032,211	(631,175)
21	EUR	DAX Index Futures	December 2014	5,914,741	6,124,427	(209,686)
65	EUR	EURO STOXX 50 Index Futures	December 2014	2,439,925	2,525,912	(85,987)
13	EUR	FTSE MIB Index Futures	December 2014	1,573,103	1,605,636	(32,533)
61	GBP	FTSE 100 Index Futures	December 2014	6,227,707	6,348,180	(120,473)
2	HKD	H-Shares Index Futures	November 2014	138,446	138,527	(81)
7	HKD	Hang Seng Index Futures	November 2014	1,053,965	1,080,579	(26,614)
54	JPY	TOPIX Index Futures	December 2014	6,189,739	6,427,598	(237,859)
10	KRW	Kospi 200 Index Futures	December 2014	1,172,077	1,170,548	1,529
93	SEK	OMX 30 Index Futures	November 2014	1,637,177	1,777,720	(140,543)
18	SGD	MSCI Singapore Index Future	November 2014	1,015,038	1,035,417	(20,379)
274	USD	Russell 2000 Mini Index Futures	December 2014	31,601,105	32,085,400	(484,295)
528	USD	S&P 500 E-Mini Index Futures	December 2014	52,317,012	53,100,960	(783,948)
16	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	December 2014	622,606	648,196	(25,590)
Interest rate futures sell contracts:
172	AUD	Australian Bond 10 Year Futures	December 2014	18,429,912	18,585,588	(155,676)
158	CAD	Canada Government Bond 10 Year Futures	December 2014	19,158,244	19,210,097	(51,853)
16	CAD	Canadian Bankers Acceptance Futures	March 2015	3,502,724	3,503,660	(936)
2	CAD	Canadian Bankers Acceptance Futures	June 2015	437,803	437,913	(110)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Futures contracts – (concluded)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:— (concluded)
24	CHF	3 month Euroswiss Interest Rate Futures	March 2015	6,240,687	6,239,152	1,535
233	EUR	German Euro Bund Futures	December 2014	43,562,393	44,063,302	(500,909)
59	GBP	United Kingdom Long Gilt Bond Futures	December 2014	10,834,227	10,863,407	(29,180)

				258,000,297	262,223,898	(4,223,601)

						3,639,101

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BB	AUD	350,000	USD	304,781	11/14/14	(3,005)
BB	AUD	710,380	USD	659,451	12/11/14	35,925
BB	AUD	5,434,477	USD	4,733,538	12/17/14	(34,478)
BB	AUD	9,425,766	USD	8,711,724	12/17/14	441,893
BB	AUD	15,046,561	USD	13,115,923	02/03/15	(40,081)
BB	BRL	21,666,000	USD	9,327,937	12/02/14	659,179
BB	BRL	18,000,000	USD	7,150,429	12/02/14	(51,530)
BB	CAD	500,000	USD	454,844	11/14/14	11,328
BB	CAD	6,905,835	USD	6,125,219	12/17/14	4,514
BB	CAD	8,399,501	USD	7,626,312	02/02/15	190,696
BB	CAD	16,915,760	USD	15,502,498	02/06/15	529,469
BB	CHF	33,004,704	USD	35,301,191	12/17/14	984,763
BB	EUR	9,586,754	USD	12,418,346	12/17/14	401,391
BB	EUR	678,000	USD	867,170	01/15/15	17,130
BB	GBP	1,713,789	USD	2,734,907	12/17/14	(5,702)
BB	GBP	2,675,627	USD	4,318,787	12/17/14	40,052
BB	HKD	544,795	USD	70,302	12/11/14	50
BB	JPY	248,675,154	USD	2,371,807	12/11/14	157,172
BB	JPY	81,080,853	USD	761,173	12/17/14	39,008
BB	KRW	250,000,000	USD	234,764	12/08/14	1,160
BB	NOK	36,792,565	USD	5,717,882	12/17/14	271,047
BB	NZD	46,818,937	USD	38,414,802	12/17/14	2,071,376
BB	SEK	209,264,654	USD	29,393,347	12/17/14	1,051,054
BB	SGD	13,056,420	USD	10,376,020	12/17/14	214,799
BB	USD	12,142,706	AUD	13,448,464	12/17/14	(343,505)
BB	USD	830,950	AUD	949,857	12/17/14	2,421
BB	USD	22,655,221	CAD	24,849,507	12/17/14	(630,876)
BB	USD	3,273,531	CAD	3,698,714	12/17/14	4,673
BB	USD	10,190,205	CHF	9,607,198	12/17/14	(201,183)
BB	USD	6,962,280	EUR	5,378,263	12/17/14	(220,650)
BB	USD	7,826,549	GBP	4,819,739	12/17/14	(119,053)
BB	USD	652,762	JPY	70,000,000	11/13/14	(29,533)
BB	USD	58,216,049	JPY	6,100,120,156	12/17/14	(3,883,928)
BB	USD	240,987	KRW	250,000,000	12/08/14	(7,383)
BB	USD	1,671,224	MXN	22,200,000	11/19/14	(24,187)
BB	USD	51,982,914	NOK	331,049,587	12/17/14	(2,973,768)
BB	USD	3,269	SEK	23,584	12/11/14	(74)
BB	USD	12,871,904	SEK	92,700,138	12/17/14	(316,825)
BB	USD	3,118,674	SGD	3,915,557	12/17/14	(71,373)
BNP	AUD	1,116,968	USD	1,033,279	11/14/14	51,030
BNP	AUD	2,800,000	USD	2,442,241	01/15/15	(9,314)
BNP	AUD	4,118,372	USD	3,603,579	01/16/15	(2,022)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
BNP	AUD	7,272,192	USD	6,352,776	01/29/15	(7,985)
BNP	CAD	1,950,000	USD	1,780,508	11/13/14	50,752
BNP	CAD	186,080	USD	169,174	11/14/14	4,115
BNP	CAD	4,600,000	USD	4,176,351	12/12/14	98,820
BNP	CAD	11,252,505	USD	10,010,680	01/20/15	46,094
BNP	CAD	7,280,156	USD	6,650,014	02/06/15	205,965
BNP	DKK	2,700,000	USD	457,287	01/15/15	2,477
BNP	EUR	9,611,465	USD	12,877,652	11/13/14	832,352
BNP	EUR	213,103	USD	273,142	01/14/15	5,968
BNP	EUR	1,570,000	USD	2,010,319	01/23/15	41,815
BNP	EUR	11,700,000	USD	14,815,336	02/09/15	143,731
BNP	GBP	4,898,523	USD	8,262,158	11/13/14	426,561
BNP	GBP	4,295,257	USD	7,225,103	11/14/14	354,537
BNP	GBP	38,938	USD	62,418	12/11/14	148
BNP	JPY	1,784,655	USD	16,366	11/04/14	478
BNP	JPY	1,792,130	USD	16,043	11/05/14	88
BNP	JPY	2,618,021	USD	25,228	11/14/14	1,919
BNP	JPY	18,264,889	USD	166,700	12/11/14	4,038
BNP	MXN	106,101,630	USD	7,812,340	01/15/15	(33,421)
BNP	NOK	1,000,000	USD	153,843	01/15/15	5,944
BNP	RUB	13,595,425	USD	365,690	11/14/14	50,417
BNP	SEK	2,400,000	USD	349,086	11/13/14	24,060
BNP	SEK	3,800,000	USD	526,239	01/15/15	11,541
BNP	SGD	450,000	USD	353,190	01/15/15	2,985
BNP	USD	267,529	AUD	306,477	12/11/14	1,477
BNP	USD	351,887	CAD	400,000	11/13/14	2,935
BNP	USD	2,673,004	EUR	2,100,000	11/13/14	(41,237)
BNP	USD	134,490	EUR	106,053	01/14/15	(1,526)
BNP	USD	119,582	GBP	74,868	12/11/14	148
BNP	USD	905,332	GBP	560,932	12/11/14	(8,275)
BNP	USD	15,254,738	INR	955,000,000	02/13/15	(30,360)
BNP	USD	17,898	JPY	1,951,950	11/07/14	(520)
BNP	USD	1	JPY	66	11/19/14	—
BNP	USD	890,795	JPY	97,055,615	12/11/14	(26,443)
BNP	USD	2,487,731	MXN	33,000,000	11/24/14	(40,189)
BNP	USD	17,427	SEK	125,240	12/11/14	(465)
CITI	AUD	9,199,000	USD	8,214,426	12/17/14	143,552
CITI	AUD	6,106,000	USD	5,332,514	12/17/14	(24,672)
CITI	BRL	125,000	USD	49,595	12/17/14	(224)
CITI	BRL	2,900,000	USD	1,186,368	12/17/14	30,564
CITI	CAD	14,520,500	USD	13,195,679	12/17/14	326,028

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CITI	CAD	2,322,500	USD	2,053,031	12/17/14	(5,421)
CITI	CHF	43,500	USD	46,850	12/17/14	1,622
CITI	CLP	378,250,000	USD	635,789	12/17/14	(18,998)
CITI	COP	1,285,000,000	USD	637,377	12/17/14	15,770
CITI	COP	100,000,000	USD	48,116	12/17/14	(258)
CITI	CZK	96,150,000	USD	4,505,306	12/17/14	172,204
CITI	EUR	21,394,000	USD	27,523,653	12/17/14	706,366
CITI	GBP	7,442,500	USD	11,997,105	12/17/14	95,415
CITI	GBP	2,799,500	USD	4,464,637	12/17/14	(12,189)
CITI	HUF	494,750,000	USD	2,053,492	12/17/14	43,421
CITI	IDR	6,350,000,000	USD	512,515	12/17/14	(9,186)
CITI	IDR	2,825,000,000	USD	236,104	12/17/14	4,009
CITI	ILS	4,495,000	USD	1,241,228	12/17/14	58,166
CITI	JPY	6,451,167,500	USD	60,527,901	12/17/14	3,069,096
CITI	KRW	1,675,000,000	USD	1,561,348	12/17/14	(3,286)
CITI	KRW	850,000,000	USD	802,310	12/17/14	8,317
CITI	MXN	11,750,000	USD	867,260	12/17/14	(3,040)
CITI	MXN	45,625,000	USD	3,434,189	12/17/14	54,835
CITI	MYR	390,000	USD	118,092	12/17/14	(97)
CITI	MYR	3,810,000	USD	1,163,055	12/17/14	8,445
CITI	NOK	121,947,750	USD	18,925,492	12/17/14	872,139
CITI	NZD	7,434,000	USD	5,934,402	12/17/14	163,724
CITI	NZD	5,899,000	USD	4,559,609	12/17/14	(19,518)
CITI	PHP	53,850,000	USD	1,212,712	12/17/14	14,450
CITI	PHP	5,750,000	USD	127,438	12/17/14	(510)
CITI	PLN	5,545,000	USD	1,688,163	12/17/14	45,520
CITI	RUB	117,850,000	USD	3,073,701	12/17/14	366,895
CITI	SEK	152,355,250	USD	21,369,836	12/17/14	735,214
CITI	SGD	5,630,000	USD	4,449,302	12/17/14	67,728
CITI	TRY	776,839	USD	351,498	12/17/14	5,427
CITI	TRY	2,638,161	USD	1,150,852	12/17/14	(24,413)
CITI	TWD	2,900,000	USD	95,300	12/17/14	(87)
CITI	TWD	73,700,000	USD	2,441,517	12/17/14	17,366
CITI	USD	2,078,387	AUD	2,378,000	12/17/14	7,986
CITI	USD	17,424,372	AUD	18,922,250	12/17/14	(822,666)
CITI	USD	1,597,642	BRL	3,720,000	12/17/14	(115,025)
CITI	USD	8,356,439	CAD	9,204,500	12/17/14	(198,407)
CITI	USD	400,697	COP	782,500,000	12/17/14	(22,169)
CITI	USD	1,637,771	CZK	34,800,000	12/17/14	(69,472)
CITI	USD	24,291,582	EUR	18,960,500	12/17/14	(524,677)
CITI	USD	19,878,289	GBP	12,200,750	12/17/14	(367,434)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CITI	USD	1,729,874	HUF	420,500,000	12/17/14	(21,466)
CITI	USD	73,516	IDR	900,000,000	12/17/14	425
CITI	USD	616,565	IDR	7,400,000,000	12/17/14	(8,598)
CITI	USD	116,639	ILS	435,000	12/17/14	(2,149)
CITI	USD	63,299	INR	3,950,000	12/17/14	456
CITI	USD	876,837	INR	53,950,000	12/17/14	(6,059)
CITI	USD	32,600,265	JPY	3,503,971,000	12/17/14	(1,391,343)
CITI	USD	6,595,781	KRW	6,835,000,000	12/17/14	(211,140)
CITI	USD	40,522	MXN	550,000	12/17/14	215
CITI	USD	1,644,987	MXN	21,850,000	12/17/14	(26,601)
CITI	USD	1,034,648	MYR	3,307,500	12/17/14	(32,320)
CITI	USD	8,214,212	NOK	52,131,500	12/17/14	(496,575)
CITI	USD	14,276,530	NZD	17,548,000	12/17/14	(654,810)
CITI	USD	189,803	PHP	8,300,000	12/17/14	(5,113)
CITI	USD	979,942	PLN	3,202,500	12/17/14	(31,238)
CITI	USD	1,549,917	RUB	62,050,000	12/17/14	(124,738)
CITI	USD	5,850,168	SEK	42,121,000	12/17/14	(145,403)
CITI	USD	6,348,130	SGD	7,970,000	12/17/14	(145,440)
CITI	USD	640,274	TRY	1,450,000	12/17/14	5,682
CITI	USD	1,534,129	TRY	3,405,000	12/17/14	(17,247)
CITI	USD	1,144,061	TWD	34,250,000	12/17/14	(17,505)
CITI	USD	823,473	ZAR	9,201,854	12/17/14	4,776
CITI	USD	1,590,672	ZAR	17,398,146	12/17/14	(24,684)
CITI	ZAR	6,750,000	USD	596,412	12/17/14	(11,148)
CSI	AUD	6,106,000	USD	5,332,634	12/17/14	(24,552)
CSI	AUD	9,199,000	USD	8,214,614	12/17/14	143,740
CSI	BRL	2,900,000	USD	1,186,391	12/17/14	30,587
CSI	BRL	125,000	USD	49,616	12/17/14	(204)
CSI	CAD	7,930,500	USD	7,159,033	12/17/14	130,159
CSI	CAD	2,322,500	USD	2,053,032	12/17/14	(5,421)
CSI	CHF	410,500	USD	433,193	12/17/14	6,378
CSI	CLP	187,750,000	USD	315,584	12/17/14	(9,429)
CSI	COP	1,285,000,000	USD	637,378	12/17/14	15,770
CSI	COP	100,000,000	USD	48,116	12/17/14	(258)
CSI	CZK	44,350,000	USD	2,065,407	12/17/14	66,727
CSI	EUR	20,547,000	USD	26,446,650	12/17/14	691,074
CSI	GBP	7,815,500	USD	12,614,744	12/17/14	116,571
CSI	GBP	2,799,500	USD	4,464,673	12/17/14	(12,153)
CSI	HKD	189,000	USD	24,382	12/17/14	10
CSI	HKD	2,199,000	USD	283,267	12/17/14	(299)
CSI	HUF	214,250,000	USD	889,869	12/17/14	19,414

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CSI	IDR	3,075,000,000	USD	256,998	12/17/14	4,363
CSI	IDR	6,350,000,000	USD	512,507	12/17/14	(9,194)
CSI	ILS	3,945,000	USD	1,087,699	12/17/14	49,394
CSI	JPY	3,827,003,500	USD	35,664,383	12/17/14	1,578,298
CSI	KRW	1,675,000,000	USD	1,561,288	12/17/14	(3,346)
CSI	KRW	850,000,000	USD	802,334	12/17/14	8,341
CSI	MXN	11,750,000	USD	867,537	12/17/14	(2,762)
CSI	MXN	25,575,000	USD	1,915,933	12/17/14	21,643
CSI	MYR	3,810,000	USD	1,163,036	12/17/14	8,427
CSI	MYR	390,000	USD	118,092	12/17/14	(97)
CSI	NOK	85,614,250	USD	13,176,352	12/17/14	501,872
CSI	NZD	5,899,000	USD	4,560,033	12/17/14	(19,095)
CSI	NZD	7,434,000	USD	5,934,770	12/17/14	164,091
CSI	PHP	5,750,000	USD	127,438	12/17/14	(510)
CSI	PHP	47,950,000	USD	1,077,444	12/17/14	10,468
CSI	PLN	5,545,000	USD	1,688,169	12/17/14	45,526
CSI	RUB	72,550,000	USD	1,884,359	12/17/14	218,014
CSI	SEK	78,647,750	USD	10,969,978	12/17/14	318,119
CSI	SGD	5,630,000	USD	4,449,247	12/17/14	67,673
CSI	TRY	2,190,000	USD	952,006	12/17/14	(23,609)
CSI	TWD	64,700,000	USD	2,139,965	12/17/14	11,844
CSI	TWD	2,900,000	USD	95,304	12/17/14	(83)
CSI	USD	2,078,395	AUD	2,378,000	12/17/14	7,978
CSI	USD	6,926,768	AUD	7,574,750	12/17/14	(280,953)
CSI	USD	626,443	BRL	1,470,000	12/17/14	(40,570)
CSI	USD	12,204,145	CAD	13,392,500	12/17/14	(334,250)
CSI	USD	324,953	CHF	310,000	12/17/14	(2,633)
CSI	USD	403,257	COP	787,500,000	12/17/14	(22,311)
CSI	USD	1,637,899	CZK	34,800,000	12/17/14	(69,601)
CSI	USD	24,363,892	EUR	19,016,500	12/17/14	(526,791)
CSI	USD	11,093,021	GBP	6,813,250	12/17/14	(197,599)
CSI	USD	244,157	HKD	1,893,000	12/17/14	(51)
CSI	USD	63,807	HKD	495,000	12/17/14	25
CSI	USD	38,586	HUF	9,500,000	12/17/14	10
CSI	USD	1,690,872	HUF	411,000,000	12/17/14	(21,060)
CSI	USD	73,517	IDR	900,000,000	12/17/14	425
CSI	USD	616,565	IDR	7,400,000,000	12/17/14	(8,599)
CSI	USD	116,635	ILS	435,000	12/17/14	(2,145)
CSI	USD	63,299	INR	3,950,000	12/17/14	456
CSI	USD	707,741	INR	43,550,000	12/17/14	(4,823)
CSI	USD	33,429,989	JPY	3,583,080,000	12/17/14	(1,516,464)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CSI	USD	3,579,982	KRW	3,735,000,000	12/17/14	(91,081)
CSI	USD	40,514	MXN	550,000	12/17/14	223
CSI	USD	1,644,958	MXN	21,850,000	12/17/14	(26,572)
CSI	USD	372,982	MYR	1,192,500	12/17/14	(11,598)
CSI	USD	10,047,447	NOK	63,515,500	12/17/14	(644,503)
CSI	USD	7,018,336	NZD	8,710,000	12/17/14	(257,157)
CSI	USD	189,803	PHP	8,300,000	12/17/14	(5,113)
CSI	USD	475,071	PLN	1,557,500	12/17/14	(13,680)
CSI	USD	1,549,893	RUB	62,050,000	12/17/14	(124,715)
CSI	USD	5,849,870	SEK	42,121,000	12/17/14	(145,105)
CSI	USD	2,432,014	SGD	3,060,000	12/17/14	(50,554)
CSI	USD	649,233	TRY	1,470,121	12/17/14	5,686
CSI	USD	1,550,060	TRY	3,439,879	12/17/14	(17,640)
CSI	USD	1,144,057	TWD	34,250,000	12/17/14	(17,502)
CSI	USD	665,925	ZAR	7,450,000	12/17/14	4,641
CSI	USD	1,415,982	ZAR	15,500,000	12/17/14	(20,844)
CSI	ZAR	7,589,930	USD	672,032	12/17/14	(11,129)
CSI	ZAR	910,070	USD	83,751	12/17/14	1,836
MSCI	AUD	2,744,832	USD	2,425,773	12/17/14	17,555
MSCI	AUD	5,013,496	USD	4,373,391	12/17/14	(25,272)
MSCI	CAD	20,140,895	USD	18,043,728	12/17/14	192,670
MSCI	CHF	25,216,062	USD	27,041,533	12/17/14	823,296
MSCI	EUR	44,058,954	USD	57,005,991	12/17/14	1,778,280
MSCI	GBP	4,671,700	USD	7,537,286	12/17/14	66,527
MSCI	JPY	2,397,767,367	USD	22,553,439	12/17/14	1,197,174
MSCI	NOK	172,348,280	USD	26,958,266	12/17/14	1,443,532
MSCI	NZD	6,419,551	USD	5,186,381	12/17/14	203,174
MSCI	SEK	222,996,417	USD	31,667,841	12/17/14	1,465,752
MSCI	SEK	24,487,654	USD	3,312,959	12/17/14	(3,589)
MSCI	SGD	38,393,548	USD	30,637,983	12/17/14	758,020
MSCI	USD	9,750,709	AUD	11,163,636	12/17/14	43,866
MSCI	USD	19,049,114	AUD	20,664,611	12/17/14	(918,722)
MSCI	USD	26,955,921	CAD	29,465,342	12/17/14	(840,520)
MSCI	USD	9,306,871	CHF	8,860,860	12/17/14	(93,849)
MSCI	USD	19,490,551	EUR	15,309,868	12/17/14	(299,697)
MSCI	USD	7,734,186	GBP	4,723,820	12/17/14	(180,080)
MSCI	USD	8,417,733	JPY	888,511,583	12/17/14	(504,000)
MSCI	USD	6,257,141	NOK	40,220,279	12/17/14	(302,862)
MSCI	USD	1,921,257	NZD	2,491,063	12/17/14	12,442
MSCI	USD	37,181,202	NZD	45,762,123	12/17/14	(1,658,133)
MSCI	USD	16,251,850	SEK	116,320,319	12/17/14	(497,711)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Forward foreign currency contracts – (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
MSCI	USD	13,435,224	SGD	17,096,854	12/17/14	(129,516)
RBS	AUD	900,000	USD	834,859	11/13/14	43,354
RBS	AUD	250,000	USD	219,663	01/15/15	774
RBS	CAD	1,660,000	USD	1,481,827	01/15/15	11,633
RBS	CAD	4,700,000	USD	4,265,921	02/09/15	106,030
RBS	CHF	1,030,000	USD	1,134,042	11/13/14	63,450
RBS	CHF	1,700,000	USD	1,778,176	01/15/15	10,038
RBS	EUR	1,950,000	USD	2,579,209	11/13/14	135,425
RBS	EUR	761,382	USD	999,855	12/11/14	45,502
RBS	EUR	18,091,693	USD	23,048,668	01/14/15	366,441
RBS	EUR	4,815,794	USD	6,090,258	01/15/15	52,473
RBS	EUR	19,206,221	USD	24,306,932	01/23/15	225,710
RBS	EUR	6,223,804	USD	7,940,050	02/03/15	135,833
RBS	GBP	200,000	USD	320,121	11/13/14	205
RBS	GBP	1,377,116	USD	2,265,656	12/11/14	63,337
RBS	GBP	220,678	USD	357,822	01/14/15	5,004
RBS	HKD	7,541,556	USD	973,206	12/11/14	710
RBS	HKD	1,900,000	USD	244,878	01/15/15	(135)
RBS	JPY	398,000,000	USD	3,882,734	11/13/14	339,231
RBS	JPY	580,035,550	USD	5,588,948	11/28/14	424,152
RBS	JPY	3,264,530	USD	31,089	12/11/14	2,016
RBS	JPY	383,000,000	USD	3,506,863	01/15/15	94,073
RBS	SEK	803,615	USD	114,788	12/11/14	5,950
RBS	USD	31,116	AUD	34,698	12/11/14	(660)
RBS	USD	1,579,738	EUR	1,250,000	11/13/14	(13,211)
RBS	USD	493,069	EUR	389,483	12/11/14	(4,872)
RBS	USD	964,439	GBP	600,000	11/13/14	(4,689)
RBS	USD	82,200	GBP	51,184	12/11/14	(345)
RBS	USD	425,105	HKD	3,297,756	12/11/14	146
RBS	USD	124,846	HKD	967,789	12/11/14	(48)
RBS	USD	244,939	HKD	1,900,000	01/15/15	74
RBS	USD	391,905	JPY	42,467,128	12/11/14	(13,703)
RBS	USD	1,703,101	MXN	22,500,000	11/20/14	(33,909)
RBS	USD	5,391,506	MXN	71,100,000	11/21/14	(117,189)
RBS	USD	6,096,678	MXN	80,000,000	11/24/14	(163,244)
RBS	USD	6,967,110	MXN	91,500,000	11/26/14	(181,584)
RBS	USD	31,289	SEK	225,898	12/11/14	(695)

						5,590,433

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Variance swaps8,9

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	GBP	5	11/21/14	Receive	FTSE 100 Index	13.90	—	(5,372)	(5,372)
BNP	GBP	5	11/21/14	Receive	FTSE 100 Index	14.10	—	(11,601)	(11,601)
BNP	GBP	5	11/21/14	Receive	FTSE 100 Index	14.25	—	(8,701)	(8,701)
BNP	GBP	9	12/19/14	Receive	FTSE 100 Index	14.00	—	(1,488)	(1,488)
BNP	GBP	9	12/19/14	Pay	FTSE 100 Index	18.10	—	82,737	82,737
BNP	GBP	5	12/19/14	Pay	FTSE 100 Index	25.00	—	78,581	78,581
BNP	GBP	10	12/19/14	Pay	FTSE 100 Index	25.20	—	159,057	159,057
BNP	GBP	13	12/19/14	Pay	FTSE 100 Index	26.90	—	228,242	228,242
BNP	GBP	2	12/19/14	Pay	FTSE 100 Index	28.20	—	44,801	44,801
BNP	GBP	4	12/19/14	Pay	FTSE 100 Index	28.50	—	78,593	78,593
BNP	GBP	38	12/18/15	Pay	FTSE 100 Index	16.60	—	(4,530)	(4,530)
BNP	GBP	3	12/18/15	Pay	FTSE 100 Index	16.85	—	3,144	3,144
BNP	GBP	17	12/18/15	Pay	FTSE 100 Index	17.00	—	28,851	28,851
BNP	GBP	14	12/16/16	Pay	FTSE 100 Index	18.60	—	(8,621)	(8,621)
BNP	HKD	194	12/30/14	Receive	China Enterprises Index (Hang Seng)	28.90	—	(199,301)	(199,301)
BNP	HKD	85	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.30	—	(121,176)	(121,176)
BNP	HKD	15	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.50	—	(21,581)	(21,581)
BNP	HKD	129	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.65	—	(187,154)	(187,154)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Variance swaps8,9 – (continued)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	HKD	53	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.00	—	(78,104)	(78,104)
BNP	HKD	41	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.25	—	(61,026)	(61,026)
BNP	HKD	500	12/30/15	Receive	China Enterprises Index (Hang Seng)	25.60	—	(81,766)	(81,766)
BNP	HKD	40	12/30/15	Receive	China Enterprises Index (Hang Seng)	25.85	—	(11,372)	(11,372)
BNP	HKD	220	12/30/15	Receive	China Enterprises Index (Hang Seng)	26.00	—	(74,785)	(74,785)
BNP	HKD	75	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.40	—	2,723	2,723
BNP	HKD	100	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.50	—	1,444	1,444
BNP	HKD	112	12/30/14	Receive	Hang Seng Index	22.45	—	(96,205)	(96,205)
BNP	HKD	155	12/30/14	Receive	Hang Seng Index	23.00	—	(132,302)	(132,302)
BNP	HKD	500	12/29/16	Receive	Hang Seng Index	25.20	—	(71,656)	(71,656)
BNP	JPY	750	11/14/14	Receive	Nikkei 225 Index	19.00	—	13,817	13,817
BNP	KRW	38,614	12/11/14	Receive	Kospi 2 Index	22.70	—	(300,191)	(300,191)
BNP	KRW	2,500	12/10/15	Receive	Kospi 2 Index	19.50	—	(2,826)	(2,826)
BNP	KRW	6,000	12/10/15	Receive	Kospi 2 Index	19.70	—	(7,035)	(7,035)
BNP	KRW	55,000	12/10/15	Receive	Kospi 2 Index	20.05	—	(117,678)	(117,678)
BNP	KRW	43,000	12/10/15	Receive	Kospi 2 Index	22.50	—	(198,130)	(198,130)
BNP	KRW	40,000	12/08/16	Receive	Kospi 2 Index	21.00	—	(21,983)	(21,983)
BNP	KRW	30,000	12/08/16	Receive	Kospi 2 Index	21.40	—	(1,875)	(1,875)
BNP	USD	25	12/19/14	Pay	S&P 500 Index	20.80	—	180,010	180,010
BNP	USD	10	12/19/14	Pay	S&P 500 Index	21.00	—	73,540	73,540
BNP	USD	20	12/19/14	Pay	S&P 500 Index	21.40	—	150,765	150,765

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Variance swaps8,9 – (concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	USD	25	12/19/14	Pay	S&P 500 Index	21.60	—	192,273	192,273
BNP	USD	6	12/18/15	Pay	S&P 500 Index	17.85	—	(3,661)	(3,661)
BNP	USD	52	12/18/15	Pay	S&P 500 Index	18.20	—	33,124	33,124
BNP	USD	40	12/18/15	Pay	S&P 500 Index	20.60	—	139,961	139,961
BNP	USD	26	12/16/16	Pay	S&P 500 Index	19.20	—	(22,832)	(22,832)
BNP	USD	28	12/16/16	Pay	S&P 500 Index	21.10	—	2,581	2,581
BNP	USD	50	12/16/16	Pay	S&P 500 Index	22.55	—	74,167	74,167
CITI	HKD	43	12/30/15	Receive	Hang Seng Index	20.80	—	(3,617)	(3,617)
CITI	USD	23	12/19/14	Receive	S&P 500 Index	14.40	—	36,829	36,829
CITI	USD	32	12/18/15	Pay	S&P 500 Index	18.00	—	(2,519)	(2,519)

							—	(253,848)	(253,848)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation) ($)
AUD	11,250	12/04/17	6 Month AUD Bank Bill Rate	4.215	218,963	218,963
AUD	22,500	12/07/17	6 Month AUD Bank Bill Rate	4.200	431,527	431,527
AUD	11,250	12/11/17	6 Month AUD Bank Bill Rate	4.200	215,062	215,062
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.015	147,258	147,258
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.015	147,258	147,258
AUD	10,000	03/21/18	6 Month AUD Bank Bill Rate	4.063	154,970	154,970
AUD	40,000	04/04/18	6 Month AUD Bank Bill Rate	4.078	622,150	622,150
AUD	20,000	10/27/18	6 Month AUD Bank Bill Rate	3.275	(1,151)	(1,151)
AUD	20,000	10/31/18	6 Month AUD Bank Bill Rate	3.278	(1,036)	(1,036)
EUR	5,719	06/26/16	6 Month EURIBOR	1.380	83,594	83,594
EUR	5,719	06/26/16	1.380	6 Month EURIBOR	(83,594)	(30,860)
EUR	5,719	06/29/16	6 Month EURIBOR	1.250	74,015	74,015
EUR	5,719	06/29/16	6 Month EURIBOR	1.250	74,015	74,015
EUR	5,719	06/29/16	1.250	6 Month EURIBOR	(74,015)	(29,273)
EUR	5,719	06/29/16	1.250	6 Month EURIBOR	(74,015)	(28,837)
EUR	7,765	08/17/16	6 Month EURIBOR	1.220	96,722	96,722
EUR	7,765	08/17/16	6 Month EURIBOR	1.210	95,748	95,748
EUR	5,719	08/17/16	6 Month EURIBOR	1.200	69,799	69,799
EUR	5,098	08/17/16	6 Month EURIBOR	1.204	62,478	62,478
EUR	7,765	08/17/16	6 Month EURIBOR	1.208	95,504	95,504
EUR	5,719	08/17/16	1.200	6 Month EURIBOR	(69,799)	(30,134)
EUR	7,765	08/17/16	1.220	6 Month EURIBOR	(96,722)	(41,382)
EUR	7,765	08/17/16	1.210	6 Month EURIBOR	(95,748)	(41,295)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Centrally cleared interest rate swaps – (continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation) ($)
EUR	7,765	08/17/16	1.208	6 Month EURIBOR	(95,505)	(41,828)
EUR	5,098	08/17/16	1.204	6 Month EURIBOR	(62,478)	(26,784)
EUR	5,098	08/19/16	6 Month EURIBOR	1.244	65,011	65,011
EUR	5,098	08/19/16	6 Month EURIBOR	1.207	62,645	62,645
EUR	5,098	08/19/16	6 Month EURIBOR	1.239	64,691	64,691
EUR	5,098	08/19/16	6 Month EURIBOR	1.212	62,965	62,965
EUR	5,098	08/19/16	6 Month EURIBOR	1.202	62,326	62,326
EUR	5,098	08/19/16	6 Month EURIBOR	1.255	65,714	65,714
EUR	5,098	08/19/16	6 Month EURIBOR	1.252	65,522	65,522
EUR	4,546	08/19/16	6 Month EURIBOR	1.270	59,453	59,453
EUR	5,098	08/19/16	1.244	6 Month EURIBOR	(65,011)	(28,801)
EUR	5,098	08/19/16	1.252	6 Month EURIBOR	(65,522)	(29,202)
EUR	5,098	08/19/16	1.239	6 Month EURIBOR	(64,691)	(28,150)
EUR	4,546	08/19/16	1.270	6 Month EURIBOR	(59,453)	(26,114)
EUR	5,098	08/19/16	1.255	6 Month EURIBOR	(65,714)	(29,283)
EUR	5,098	08/19/16	1.212	6 Month EURIBOR	(62,965)	(28,025)
EUR	5,098	08/19/16	1.207	6 Month EURIBOR	(62,645)	(27,151)
EUR	5,098	08/19/16	1.202	6 Month EURIBOR	(62,326)	(26,942)
EUR	21,500	11/28/24	6 Month EURIBOR	2.263	3,109,524	3,109,524
EUR	745	01/16/25	6 Month EURIBOR	2.402	117,662	117,662
EUR	1,000	06/06/27	2.784	6 Month EURIBOR	(139,976)	(139,976)
EUR	1,000	06/06/27	6 Month EURIBOR	2.784	139,976	169,844
EUR	600	08/21/27	6 Month EURIBOR	3.216	111,304	111,304
EUR	600	08/21/27	6 Month EURIBOR	3.219	111,517	111,517
EUR	600	08/21/27	6 Month EURIBOR	3.227	112,084	112,084
EUR	700	08/21/27	6 Month EURIBOR	3.219	130,103	130,103
EUR	700	08/21/27	3.219	6 Month EURIBOR	(130,103)	(123,873)
EUR	600	08/21/27	3.219	6 Month EURIBOR	(111,517)	(106,500)
EUR	600	08/21/27	3.216	6 Month EURIBOR	(111,305)	(106,288)
EUR	600	08/21/27	3.227	6 Month EURIBOR	(112,084)	(105,813)
EUR	1,420	11/16/35	6 Month EURIBOR	3.006	378,884	378,884
EUR	2,230	11/16/35	6 Month EURIBOR	2.960	572,355	572,355
EUR	2,230	11/16/35	2.960	6 Month EURIBOR	(572,355)	(96,406)
EUR	1,420	11/16/35	3.006	6 Month EURIBOR	(378,884)	(56,717)
EUR	2,230	11/18/35	6 Month EURIBOR	2.950	567,136	567,136
EUR	2,230	11/18/35	2.950	6 Month EURIBOR	(567,136)	(98,460)
EUR	2,230	11/19/35	6 Month EURIBOR	2.915	549,752	549,752
EUR	2,230	11/19/35	2.915	6 Month EURIBOR	(549,752)	(78,011)
EUR	3,917	11/20/35	6 Month EURIBOR	2.925	974,105	974,105

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Centrally cleared interest rate swaps – (continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation) ($)
EUR	3,917	11/20/35	2.925	6 Month EURIBOR	(974,105)	(132,984)
EUR	574	11/25/35	6 Month EURIBOR	2.960	146,951	146,951
EUR	574	11/25/35	2.960	6 Month EURIBOR	(146,951)	(18,216)
EUR	300	06/06/47	6 Month EURIBOR	2.790	68,831	68,831
EUR	300	06/06/47	2.790	6 Month EURIBOR	(68,831)	(89,666)
EUR	348	08/21/47	3.027	6 Month EURIBOR	(101,917)	(101,917)
EUR	348	08/21/47	3.030	6 Month EURIBOR	(102,219)	(102,219)
EUR	348	08/21/47	3.038	6 Month EURIBOR	(103,026)	(103,026)
EUR	406	08/21/47	3.030	6 Month EURIBOR	(119,256)	(119,256)
EUR	406	08/21/47	6 Month EURIBOR	3.030	119,256	125,116
EUR	348	08/21/47	6 Month EURIBOR	3.030	102,219	104,838
EUR	348	08/21/47	6 Month EURIBOR	3.027	101,917	104,534
EUR	348	08/21/47	6 Month EURIBOR	3.038	103,026	104,335
EUR	890	11/16/55	2.986	6 Month EURIBOR	(344,405)	(344,405)
EUR	1,391	11/16/55	2.938	6 Month EURIBOR	(514,077)	(514,077)
EUR	1,391	11/16/55	6 Month EURIBOR	2.938	514,077	91,161
EUR	890	11/16/55	6 Month EURIBOR	2.986	344,405	48,260
EUR	1,391	11/18/55	2.928	6 Month EURIBOR	(508,789)	(508,789)
EUR	1,391	11/18/55	6 Month EURIBOR	2.928	508,789	90,761
EUR	1,391	11/19/55	2.891	6 Month EURIBOR	(489,925)	(489,925)
EUR	1,391	11/19/55	6 Month EURIBOR	2.891	489,925	64,574
EUR	2,449	11/20/55	2.903	6 Month EURIBOR	(872,950)	(872,950)
EUR	2,449	11/20/55	6 Month EURIBOR	2.903	872,950	117,475
EUR	597	11/25/55	2.900	6 Month EURIBOR	(211,900)	(211,900)
EUR	597	11/25/55	6 Month EURIBOR	2.900	211,900	28,318
GBP	50	02/17/44	3.340	6 Month GBP LIBOR	(10,270)	(10,270)
GBP	5,850	02/19/44	3.294	6 Month GBP LIBOR	(1,110,758)	(1,110,758)
JPY	1,250,000	11/28/24	0.950	6 Month JPY LIBOR	(389,590)	(389,590)
JPY	92,900	01/16/25	1.015	6 Month JPY LIBOR	(32,939)	(32,939)
USD	16,500	11/28/24	3.250	3 Month USD LIBOR	(1,123,406)	(1,123,406)
USD	780	01/16/25	3.391	3 Month USD LIBOR	(59,591)	(59,591)
USD	3,290	09/12/44	3.610	3 Month USD LIBOR	(29,298)	(29,298)
USD	1,645	09/12/44	3.611	3 Month USD LIBOR	(14,725)	(14,725)
USD	1,645	09/15/44	3.604	3 Month USD LIBOR	(14,185)	(14,185)
USD	3,290	09/15/44	3.593	3 Month USD LIBOR	(26,666)	(26,666)
USD	1,645	09/15/44	3.588	3 Month USD LIBOR	(12,992)	(12,992)
USD	1,645	09/18/44	3.635	3 Month USD LIBOR	(16,568)	(16,568)
USD	3,290	09/18/44	3.698	3 Month USD LIBOR	(42,602)	(42,602)
USD	1,645	09/18/44	3.693	3 Month USD LIBOR	(20,923)	(20,923)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Centrally cleared interest rate swaps – (concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation) ($)
USD	1,645	09/18/44	3.69	3 Month USD LIBOR	(20,733)	(20,733)
USD	3,290	09/18/44	3.715	3 Month USD LIBOR	(45,253)	(45,253)
USD	1,645	09/18/44	3.735	3 Month USD LIBOR	(24,141)	(24,141)
USD	3,290	09/18/44	3.736	3 Month USD LIBOR	(48,434)	(48,434)
USD	1,645	09/19/44	3.755	3 Month USD LIBOR	(25,649)	(25,649)
USD	3,290	09/19/44	3.745	3 Month USD LIBOR	(49,709)	(49,709)
USD	8,225	09/22/44	3.736	3 Month USD LIBOR	(120,994)	(120,994)
USD	6,580	09/25/44	3.741	3 Month USD LIBOR	(98,504)	(98,504)
USD	3,290	09/25/44	3.645	3 Month USD LIBOR	(34,684)	(34,684)
USD	1,645	09/25/44	3.645	3 Month USD LIBOR	(17,342)	(17,342)
USD	3,290	09/25/44	3.650	3 Month USD LIBOR	(35,365)	(35,365)
USD	4,935	09/26/44	3.619	3 Month USD LIBOR	(46,161)	(46,161)
USD	4,935	09/29/44	3.632	3 Month USD LIBOR	(49,283)	(49,283)
USD	3,000	10/02/44	3.518	3 Month USD LIBOR	(14,102)	(14,102)
USD	1,500	10/03/44	3.555	3 Month USD LIBOR	(9,617)	(9,617)
USD	1,500	10/03/44	3.513	3 Month USD LIBOR	(6,688)	(6,688)
USD	1,500	10/03/44	3.570	3 Month USD LIBOR	(10,652)	(10,652)
USD	1,500	10/06/44	3.508	3 Month USD LIBOR	(6,353)	(6,353)
USD	1,500	10/06/44	3.475	3 Month USD LIBOR	(4,114)	(4,114)
USD	1,500	10/06/44	3.515	3 Month USD LIBOR	(6,870)	(6,870)

					1,583,024	2,500,031

Centrally cleared credit default swaps – buy protection11

Referenced obligations[12]	Notional amount (000)		Termination date	Payments made by the Portfolio[10] (%)	Upfront payments received ($)	Value($)	Unrealized (depreciation) ($)
CDX North America High Yield Series 20 Index	USD	990	06/20/18	5.000	46,490	(86,946)	(40,456)
CDX North America High Yield Series 21 Index	USD	24,156	12/20/18	5.000	1,679,451	(2,036,463)	(357,012)
CDX North America High Yield Series 22 Index	USD	14,890	06/20/19	5.000	990,762	(1,198,354)	(207,592)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Swaps – (concluded)

Centrally cleared credit default swaps – buy protection11 – (concluded)

Referenced obligations[12]	Notional amount (000)		Termination date	Payments made by the Portfolio[10] (%)	Upfront payments received ($)	Value($)	Unrealized (depreciation) ($)
iTraxx Europe Crossover Series 21 Index	EUR	2,000	06/20/19	5.000	288,274	(290,831)	(2,557)

					3,004,977	(3,612,594)	(607,617)

Centrally cleared credit default swaps agreements – sell protection13

Referenced obligations[12]	Notional amount (000)		Termination date	Payments received by the Portfolio[10] (%)	Upfront payments made($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread[14]
CDX North America High Yield Series 20 Index	USD	990	06/20/18	5.000	(37,018)	86,945	49,927	2.57
CDX North America High Yield Series 21 Index	USD	24,156	12/20/18	5.000	(863,079)	2,036,463	1,173,384	2.91
CDX North America High Yield Series 22 Index	USD	14,741	06/20/19	5.000	(1,084,651)	1,186,370	101,719	3.18
CDX North America High Yield Series 23 Index	USD	14,890	12/20/19	5.000	(933,078)	1,130,484	197,406	3.42
iTraxx Europe Crossover Series 21 Index	EUR	2,000	06/20/19	5.000	(225,348)	290,858	65,510	2.41
iTraxx Europe Crossover Series 22 Index	EUR	2,000	12/20/19	5.000	(185,166)	175,217	(9,949)	3.55

					(3,328,340)	4,906,337	1,577,997

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	218,583,199	—	0	218,583,199
Investment companies	—	54,977,194	—	54,977,194
Corporate notes	—	17,113,114	—	17,113,114
Non-US government obligations	—	32,758,955	—	32,758,955
Time deposits	—	95,820,529	—	95,820,529
Short-term US government obligations	—	224,905,697	—	224,905,697
Repurchase agreement	—	52,460,000	—	52,460,000
Options purchased	9,222,155	5,809,193	—	15,031,348
Futures contracts	9,209,949	—	—	9,209,949
Forward foreign currency contracts	—	30,928,940	—	30,928,940
Swap agreements	—	20,067,615	—	20,067,615

Total	237,015,303	534,841,237	0	771,856,540

Liabilities
Investments sold short	(31,396,071)	—	—	(31,396,071)
Written options	(10,405,779)	(1,285,489)	—	(11,691,268)
Foreign exchange written options	—	(221)	—	(221)
Futures contracts	(5,570,848)	—	—	(5,570,848)
Forward foreign currency contracts	—	(25,338,507)	—	(25,338,507)
Swap agreements	—	(17,444,696)	—	(17,444,696)

Total	(47,372,698)	(44,068,913)	—	(91,441,611)

At October 31, 2014, there were no transfers between Level 1 and Level 2. At July 31, 2014, $89,943,029 of foreign investments and $(20,520,490) of foreign investments sold short were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings.

The following is a rollforward of the Portfolio’s investment that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2014:

Common stocks ($)
Beginning balance	0
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance	0

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2014, was $0.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2014, the value of these securities amounted to 1.92% of net assets.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2014 and changes periodically.
5	Perpetual investment. Date shown reflects the next call date.
6	Step bond that converts to the noted fixed rate at a designated future date.
7	Rate shown is the discount rate at date of purchase.
8	Illiquid investments as of October 31, 2014.
9	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
10	Payments made/received are based on the notional amount.
11	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
12	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
13	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
14	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2014.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC	French Stock Market Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CETIP	Central of Custody and Settlement of Private Bonds
COFI	Cost of Funds Index
DAX	German Stock Index
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FTSE	London Stock Exchange Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
IBEX	Spanish Exchange Index
JGB	Japan Government Bond
JSE	Johannesburg Stock Exchange
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NATL-RE	National Reinsurance
NCUA	National Credit Union Administration
NIKKEI	Tokyo Stock Exchange Index
OJSC	Open Joint Stock Company
OMX 30	Stockholm Stock Exchange
PSF	Permanent School Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SDR	Special Drawing Rights
S&P	Standard and Poor’s
S&P TSX	S&P/Toronto Stock Exchange Index
SCSDE	South Carolina School District Enhancement
SGX	Singapore Stock eXchange
SDR	Special Drawing Rights
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.
TOPIX	Tokyo Stock Price Index
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSCM	Goldman Sachs Capital Management
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SSC	State Street Bank and Trust Co.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in investments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2014.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2014